AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 30, 2010

1933 Act No. 333-74295
1940 Act No. 811-09253

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. 171 [X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. 172 [X]

WELLS FARGO FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

525 Market Street
San Francisco, California 94105
(Address of Principal Executive Offices)
(800) 222-8222
(Registrant's Telephone Number)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, California 94105
(Name and Address of Agent for Service)

With a copy to:

Marco E. Adelfio, Esq.
Goodwin Procter LLP
901 New York Avenue, N.W.
Washington, D.C. 20001

It is propsed that this filing will become effective: (check appropriate box)
X	immediately upon filing pursuant to paragraph (b)
on [date] pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(i)
on [date] pursuant to paragraph (a)(i)
75 days after filing pursuant to paragraph (a)(ii)
on [date] pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-efective amendment

Explanatory Note: This Post-Effective Amendment No. 171 to the Registration Statement of Wells Fargo Funds Trust (the "Trust") is being filed primarily to register new share classes for certain series of the Trust and to make other non-material changes.

Prospectus

July 30, 2010

Administrator Class

Wells Fargo Advantage Funds® - Income Funds

Adjustable Rate Government Fund
- ESADX

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

Fund Summary

A summary of information about the Fund, including: investment objective, fees and expenses, portfolio turnover, principal investment strategies, principal risks, performance history, management of the Fund, transaction policies and tax information.

The Fund

Information about the Fund you should know before investing, including: investment objective, principal investments, principal investment strategies and principal risks.

Organization and Management of the Fund

Information about the Fund's organization and the companies managing your money.

Your Account

Information about how Fund shares are priced and how to buy, sell and exchange Fund shares.

Other information

Information about distributions, taxes and financial highlights.

Adjustable Rate Government Fund Summary

Investment Objective

The Adjustable Rate Government Fund seeks current income consistent with capital preservation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.38%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.44%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.83%
Fee Waivers	0.22%
Total Annual Fund Operating Expenses After Fee Waiver[1],[2]	0.61%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.60% for Administrator Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$62
3 Years	$195
5 Years	$392
10 Years	$961

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in mortgage-backed and asset-backed securities issued or guaranteed by U.S. Government agencies or government-sponsored entities, that have interest rates that reset at periodic intervals. We also invest up to 20% of the Fund's total assets in obligations that pay fixed interest rates.

We invest principally in mortgage-backed securities (including collateralized mortgage obligations (CMOs)) and asset-backed securities issued or guaranteed by U.S. Government agencies or government-sponsored entities. We expect to maintain an average credit quality rating for the portfolio of AAA by Standard & Poor's or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization. We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. As part of our mortgage-backed securities investment strategy, we may enter into dollar roll transactions. Under normal circumstances, the dollar-weighted average reset period of the adjustable rate securities held by the Fund will not exceed one year.

We employ a top-down, macroeconomic outlook to determine the portfolio's duration, yield curve positioning, issuer selection and sector allocation. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. In combination with our top-down macroeconomic approach, we employ a bottom-up process of fundamental securities analysis to select the specific securities for investment. Elements of this evaluation may include the effect of changing principal prepayments, interest rate and yield spread volatility, and the impact of changes in the level and shape of the yield curve on a security's value. We may sell a security based on how we expect these factors to affect a security's value relative to its indicated sales price as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year
Administrator Class (incepted on July 30, 2010)1

Highest Quarter: 1st Quarter 2009	+3.08%
Lowest Quarter: 4th Quarter 2008	-2.74%
Year-to-date total return as of 6/30/2010 is +1.83%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	7/30/2010	6.87%	3.52%	4.13%
Administrator Class (after taxes on distributions)	7/30/2010	5.74%	1.99%	2.42%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	4.45%	2.10%	2.49%
Barclays Capital 6-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)		0.57%	3.54%	3.42%
1.	Performance shown for the Administrator Class shares prior to its inception reflects the performance of the Fund's Institutional Class shares. The Institutional Class annual returns are substantially similar to what the Administrator Class annual returns would be because the Institutional Class and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown has not been adjusted to include the higher expenses applicable to the Administrator Class shares. If the expenses of the Administrator Class were included, returns would be lower.

The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.

Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Richard Applebach, CFA, Portfolio Manager / 2008 Christopher Kauffman, CFA, Portfolio Manager / 2008

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Transaction Policies

Administrator Class shares are offered for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Administrator Class: $1 million (certain eligible investors may not be subject to a minimum initial investment)

Minimum Additional Investment
Administrator Class: None

Opening an Account
Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Fund is distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

Key Fund Information

This Prospectus contains information about the Fund within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio manager. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective, Principal Investments and Principal Investment Strategies

The investment objective of the Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

  what the Fund is trying to achieve; and

    how we intend to invest your money.

    This section also provides a summary of the Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policies of the Fund concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

    Principal Risk Factors

    This section lists the principal risk factors for the Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

    Adjustable Rate Government Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Richard Applebach, CFA; Christopher Kauffman, CFA
Fund Inception	10/1/1991
Administrator Class	Ticker: ESADX	Fund Number: 3765

    Investment Objective

    The Adjustable Rate Government Fund seeks current income consistent with capital preservation.

    Principal Investments

    Under normal circumstances, we invest:

      At least 80% of the Fund's net assets in mortgage-backed and asset-backed securities issued or guaranteed by U.S. Government agencies or government-sponsored entities, that have interest rates that reset at periodic intervals; and

        Up to 20% of the Fund's total assets in obligations that pay fixed interest rates.

        Principal Investment Strategies

        We invest principally in mortgage-backed securities (including collateralized mortgage obligations (CMOs)) and asset-backed securities issued or guaranteed by U.S. Government agencies or government-sponsored entities. We expect to maintain an average credit quality rating for the portfolio of AAA by Standard & Poor's or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization. We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. As part of our mortgage-backed securities investment strategy, we may enter into dollar roll transactions. Under normal circumstances, the dollar-weighted average reset period of the adjustable rate securities held by the Fund will not exceed one year.

        We employ a top-down, macroeconomic outlook to determine the portfolio's duration, yield curve positioning, issuer selection and sector allocation. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. In combination with our top-down macroeconomic approach, we employ a bottom-up process of fundamental securities analysis to select the specific securities for investment. Elements of this evaluation may include the effect of changing principal prepayments, interest rate and yield spread volatility, and the impact of changes in the level and shape of the yield curve on a security's value. We may sell a security based on how we expect these factors to affect a security's value relative to its indicated sales price as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile.

        The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

        Principal Risk Factors

        The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Debt Securities Risk Derivatives Risk Issuer Risk Leverage Risk Liquidity Risk	Management Risk Market Risk Mortgage- and Asset-Backed Securities Risk Regulatory Risk U.S. Government Obligations Risk

        These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

        Description of Principal Investment Risks

        Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for the Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

        Counter-Party Risk
        When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

        Debt Securities Risk
        Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer or credit support provider of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or credit support provider or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

        Derivatives Risk
        The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Certain derivative positions may be difficult to close out when a Fund's portfolio manager may believe it would be appropriate to do so. Certain derivative positions, e.g., over-the-counter swaps, are subject to counterparty risk.

        Issuer Risk
        The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

        Leverage Risk
        Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

        Liquidity Risk
        A security may not be able to be sold at the time desired or without adversely affecting the price.

        Management Risk
        We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

        Market Risk
        The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

        Mortgage- and Asset-Backed Securities Risk
         Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. In addition, mortgage dollar rolls are transactions in which a Fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. Mortgage- and asset-backed securities, including mortgage dollar roll transactions, are subject to certain additional risks. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, these securities may exhibit additional volatility. This is known as extension risk. In addition, these securities are subject to prepayment risk, which is the risk that when interest rates decline or are low but are expected to rise, borrowers may pay off their debts sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is also known as contraction risk. These securities also are subject to risk of default on the underlying mortgage or assets, particularly during periods of economic downturn.

        Regulatory Risk
        Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

        U.S. Government Obligations Risk
        U.S.Government obligations include securities issued by the U.S.Treasury, U.S.Government agencies or government-sponsored entities.While U.S.Treasury obligations are backed by the"full faith and credit" of the U.S.Government, securities issued by U.S.Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S.Government.The Government National Mortgage Association (GNMA), a wholly owned U.S.Government corporation, is authorized to guarantee, with the full faith and credit of the U.S.Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. Government-sponsored entities (whose obligations are not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S.Government.FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S.Government. If a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted. U.S.Government obligations are subject to low but varying degrees of credit risk, and are still subject to interest rate and market risk.

        Portfolio Holdings Information

        A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Fund's Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for the Fund. The substance of the information contained in such commentaries will also be posted to the Fund's Web site at www.wellsfargo.com/advantagefunds.

        Organization and Management of the Fund

        About Wells Fargo Funds Trust

        The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

        The Board supervises the Fund and approves the selection of various companies hired to manage the Fund's operations. Except for the Fund's investment advisers, which generally may be changed only with shareholder approval, other service providers may be changed by the Board without shareholder approval.

        The Investment Adviser

        Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Fund. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Fund and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Fund. For providing these services, Funds Management is entitled to receive fees as described in the Fund's table of Annual Fund Operating Expenses under the caption "Management Fees."

        For a Fund's most recent fiscal year end, the advisory fee paid to Evergreen Investment Management Company, LLC, the investment adviser to the Fund's predecessor, was as follows:

Advisory Fees Paid as Percentage of Average Daily Net Assets
As a Percentage of average daily net assets
Wells Fargo Advantage Adjustable Rate Government Fund	0.21%

        Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Fund and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

        For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve gains or outperformance.

        Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator and principal underwriter.

        These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

        The Sub-Adviser and Portfolio Managers

        The following sub-adviser and portfolio managers perform day-to-day investment management activities for the Fund. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Fund. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

        ''Wells Capital Management Incorporated (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Adjustable Rate Government Fund. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of this Fund. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

Richard Applebach, CFA Adjustable Rate Government Fund

        Mr. Applebach is jointly responsible for managing the Adjustable Rate Government Fund, which he has managed since 2008. Mr Applebach has been with Wells Capital Management or an affiliate firm since 2002 where he is a Senior Portfolio Manager with Wells Fargo affiliate Tattersall Advisory Group (TAG). Education: B.S., Virginia Polytechnic Institute and State University; M.B.A., Finance, Old Dominion University.

Christopher Kauffman, CFA Adjustable Rate Government Fund

        Mr. Kauffman is jointly responsible for managing the Adjustable Rate Government Fund, which he has managed since 2008. Mr. Kauffman has been with Wells Capital Management or an affiliate firm since 2003, where he is a senior portfolio manager with Wells Fargo affiliate Tattersall Advisory Group (TAG). Education: Bachelor's degree in finance and economics, Master's degree in business administration with an emphasis in finance, Washington University in St. Louis, MO.

        Dormant Multi-Manager Arrangement

        The Board has adopted a "multi-manager" arrangement for the Fund. Under this arrangement, the Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

        Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

        Compensation to Dealers and Shareholders Servicing Agents

        Shareholder Servicing Plan
        The Fund has a shareholder servicing plan. Under this plan, the Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services for each class of the Fund. For these services, each Class pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

        Additional Payments to Dealers
         In addition to dealer reallowances and payments made by the Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or its affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

        In return for these Additional Payments, the Fund's adviser and distributor expect the Fund to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

        Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

        The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

        The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above.The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

        More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

        Pricing Fund Shares

        The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

        With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

        With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

        We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

        In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

        How to Buy Shares

        Administrator Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds. Specific eligibility requirements that apply to these entities include:

          Employee benefit plan programs that have at least $10 million in plan assets;

          Broker-dealer managed account or wrap programs that charge an asset-based fee;

          Registered investment adviser mutual fund wrap programs that charge an asset-based fee;

          Internal Revenue Code Section 529 college savings plan accounts;

          Fund of Funds including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM);

          Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;

          Institutions who invest a minimum initial amount of $1 million in a Fund; and

            Under certain circumstances and for certain groups as detailed in the Funds' Statement of Additional Information.

Institutions Purchasing Shares Directly	Opening an Account	Adding to an Account
By Telephone or Internet

            A new account may not be opened by
            telephone or internet unless the institution
            has another Wells Fargo Advantage Fund
            account. If the institution does not currently
            have an account, contact your investment
            representative.

            To buy additional shares or to buy
            shares in a new Fund:

              Call Investor Services at 1-800-222-8222 or

              Call 1-800-368-7550 for the automated phone system or

              visit ourWeb site at www.wellsfargo.com/ advantagefunds

By Wire

                Complete and sign the Administrator Class account application

                Call Investor Services at 1-800-222-8222 for faxing instructions

                Use the following wiring instructions: State Street Bank & Trust Boston, MA Bank Routing Number: ABA 011000028 Wire Purchase Account: 9905-437-1 Attention: Wells Fargo Advantage Funds (Name of Fund, Account Number) Account Name: Provide your name as registered on the Fund account

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

                Special Considerations When Investing Through Financial Intermediaries:
                 If a financial intermediary purchases Administrator Class shares on your behalf, you should understand the following:

                  Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

                  Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for Administrator Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers'beneficial ownership of the shares.

                  Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

                  Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

                    U.S. Dollars Only. All payment must be made in U.S. dollars and all checks must be drawn on U.S. banks.

                    Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

                      Earnings Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

                      How to Sell Shares

                      Administrator Class shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

Institutions Selling Shares Directly	To Sell Some or All of Your Shares
By Telephone / Electronic Funds Transfer (EFT)

                        To speak with an investor services representative call 1-800-222-8222 or use the automated phone system at 1-800-368-7550.

                        Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

                          Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

                            Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.

                            Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

By Wire

                              To arrange for a Federal Funds wire, call 1-800-222-8222.

                                Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

                                  Redemption proceeds are usually wired to the financial intermediary the following business day.

By Internet	Visit our Web site at www.wellsfargo.com/advantagefunds.
Through Your Investment Representative	Contact your investment representative.

                                  General Notes for Selling Shares

                                    Proper Form. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.

                                    Earnings Distributions. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.

                                    Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through Electronic Funds Transfer, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

                                    Redemption in Kind. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the Investment Company Act of 1940, and the rules thereunder. The redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received.

                                      Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

                                      How to Exchange Shares

                                      Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

                                        In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

                                        An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

                                        You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

                                        Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

                                        If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

                                        Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

                                        Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

                                        Frequent Purchases and Redemptions of Fund Shares

                                        The Fund reserves the right to reject any purchase or exchange order for any reason. The Fund is not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

                                        Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

                                        The Fund actively discourages and takes steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Fund's policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Fund takes steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be "blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

                                          Money market funds;

                                            Ultra-short fund; (includes Adjustable Rate Government Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund);

                                              Purchases of shares through dividend reinvestments;

                                                Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

                                                  Rebalancing transactions within certain asset allocation or "wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

                                                    Transactions initiated by a registered "fund of funds" or Section 529 Plan into an underlying fund investment;

                                                      Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

                                                        Purchases below $5,000 (including purchases that are part of an exchange transaction).

                                                        Because the ultra short Funds are often used for short-term investments, they are designed to accommodate more frequent purchases and redemptions than longer-term income funds. As a result, the ultra short Funds do not anticipate that frequent purchases and redemptions, under normal circumstances, will have significant adverse consequences to the Funds or its shareholders. Although the policies adopted by the ultra short Funds do not prohibit frequent trading, Funds Management will seek to prevent an investor from utilizing the ultra short Funds to facilitate frequent purchases and redemptions of shares in long-term Funds in contravention of the policies and procedures adopted by the long-term Funds.

                                                        In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliates that are used exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

                                                        A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

                                                        Account Policies

                                                        Advance Notice of Large Transactions
                                                         We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.

                                                        Householding
                                                         To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

                                                        Retirement Accounts
                                                         We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

                                                          Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

                                                            Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

                                                            There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

                                                            Small Account Redemptions
                                                             We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so,we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

                                                            Statements and Confirmations
                                                             Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

                                                            Electronic Delivery of Fund Documents
                                                             You may elect to receive your Fund's prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Fund's Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

                                                            To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Fund's Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

                                                            Statement Inquiries
                                                             Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

                                                            Transaction Authorizations
                                                             Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

                                                            USA PATRIOT Act
                                                             In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

                                                            Distributions

                                                            The Fund generally makes distributions of any net investment income monthly and any realized net capital gains at least annually. Please contact your institution for distribution options. Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

                                                            Taxes

                                                            The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning.You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

                                                            We will pass on to the Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from the Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from the Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

                                                            Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

                                                            An individual's net long-term capital gain is subject to a reduced,maximum 15% rate of tax. These reduced rates of tax will expire after December 31, 2010. In general, reduced rates of taxation on qualified dividend income will not apply to Fund distributions. Maximum long-term capital gain income tax rates are scheduled to rise to 20% in 2011, 18% for assets held more than 5 years. Due to recent legislation, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

                                                            Distributions from the Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

                                                            If you buy shares of the Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of the Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Fund has built up, or has the potential to build up, high levels of unrealized appreciation.

                                                            Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

                                                            In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

                                                            Additional Performance Information

                                                            This section contains additional information regarding performance of the Fund. The sub-section below titled "Index Description" defines the market indicies that referenced in the Fund Summary. The sub-section entitled "Share Class Performance" provides history for specified share classes of certain Funds.

                                                            Index Description
                                                             The "Average Annual Total Returns" table in the Fund's Fund Summary compares the Fund's returns with those of at least one broad-based or other market index. Below are descriptions of each such index. You cannot invest directly in an index.

Barclays Capital 6-Month Treasury Bill Index

                                                            The Barclays 6-Month Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes.

                                                            Share Class Performance
                                                             The performance history of share classes of certain Funds is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summaries. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of an applicable Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

                                                              Adjustable Rate Government Fund - The inception date of the Administrator Class shares was July 30, 2010. Performance shown for the Administrator Class shares prior to their inception reflects the performance of the Fund's Institutional Class shares. The Institutional Class annual returns are substantially similar to what the Administrator Class annual returns would be because the Institutional Class and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown has not been adjusted to include the higher expenses applicable to the Administrator Class shares. If the expenses of the Administrator Class were included, returns would be lower. Historical performance shown for the Institutional class of the Fund prior to July 9, 2010 is based on the performance of the fund's predecessor, Evergreen Adjustable Rate Fund.

                                                              A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. The Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

                                                              Financial Highlights

                                                              Because Administrator Class shares of the Fund did not exist prior to July 30, 2010, financial highlights are not available for this class of the Fund.

                                                              FOR MORE INFORMATION

                                                              More information on a Fund is available free upon request, including the following documents:

                                                              Statement of Additional Information (SAI)
                                                              Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

                                                              Annual/Semi-Annual Reports
                                                              Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

                                                              To obtain copies of the above documents or for more information about
                                                              Wells Fargo Advantage Funds, contact us:

                                                              By telephone:
                                                              Individual Investors: 1-800-222-8222
                                                              Retail Investment Professionals: 1-888-877-9275
                                                              Institutional Investment Professionals: 1-866-765-0778

                                                              By e-mail: wfaf@wellsfargo.com

                                                              By mail:
                                                              Wells Fargo Advantage Funds
                                                              P.O. Box 8266
                                                              Boston, MA 02266-8266

                                                              On the Internet:
                                                              www.wellsfargo.com/advantagefunds

                                                              From the SEC:
                                                              Visit the SEC's Public Reference Room in Washington,
                                                              DC (phone 1-202-551-8090 for operational information for the SEC's Public Reference Room) or the SEC's Internet site at www.sec.gov.

                                                              To obtain information for a fee, write or email:
                                                              SEC's Public Reference Section
                                                              100 "F" Street, NE
                                                              Washington, DC 20549-0102
                                                              publicinfo@sec.gov

© 2010 Wells-Fargo Funds Management, LLC. All rights reserved	www.wellsfargo.com/advantagefunds	C70IFAM/P1003C (08/10) ICA Reg. No. 811-09253

                                                              Prospectus

                                                              July 30, 2010

                                                              Administrator Class

                                                              Wells Fargo Advantage Funds® - Income Funds

International Bond Fund
- ESIDX

                                                              These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                                              Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

                                                              Fund Summary

                                                              A summary of information about the Fund, including: investment objective, fees and expenses, portfolio turnover, principal investment strategies, principal risks, performance history, management of the Fund, transaction policies and tax information.

                                                              The Fund

                                                              Information about the Fund you should know before investing, including: investment objective, principal investments, principal investment strategies and principal risks.

                                                              Organization and Management of the Fund

                                                              Information about the Fund's organization and the companies managing your money.

                                                              Your Account

                                                              Information about how Fund shares are priced and how to buy, sell and exchange Fund shares.

                                                              Other information

                                                              Information about distributions, taxes and financial highlights.

                                                              International Bond Fund Summary

                                                              Investment Objective

                                                              The International Bond Fund seeks total return, consisting of income and capital appreciation.

                                                              Fees and Expenses

                                                              These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.54%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.47%
Total Annual Fund Operating Expenses	1.01%
Fee Waivers	0.16%
Total Annual Fund Operating Expenses After Fee Waiver[1],[2]	0.85%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                              Example of Expenses

                                                              The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$87
3 Years	$271
5 Years	$509
10 Years	$1,190

                                                              Portfolio Turnover

                                                              The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 118% of the average value of its portfolio.

                                                              Principal Investment Strategies

                                                              Under normal circumstances, we invest at least 80% of the Fund's net assets in foreign debt securities, including obligations of governments, corporate entities or supranational agencies, denominated in various currencies. We will invest in at least three countries or supranational agencies. We may also invest in investment-grade and below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of both U.S. and foreign issuers. We may invest up to 35% of the Fund's total assets in debt securities that are below investment grade. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated at least B- by Standard & Poor's or B3 by Moody's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We may invest up to 5% of the Fund's total assets in debt obligations or similar securities denominated in the currencies of developing countries. Currency is managed as a separate asset class and we may enter into foreign currency exchange contracts to gain exposure, for hedging purposes or to manage risk. We may purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies. The Fund may enter into foreign currency exchange contracts to gain or hedge currency exposure or control risk.

                                                              We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may actively trade portfolio securities. Under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 5 and 14 years, and a dollar-weighted average effective duration of 3 1/2 to 10 years.

                                                              We use proprietary models and systems to assess and highlight areas of relative value around the world. Model-driven forecasts are created using fundamental economic inputs to generate economic forecasts on the global bond markets. With these forecasts, an optimization process accounts for multiple iteration scenarios to create, what we believe to be, an optimal portfolio strategy. The output of the model process is intended to provide relative valuations for determining an over, or underweight of country-specific bond markets. Similarly, currencies are valued for their potential returns or to hedge currency exposure. These macro 'top-down' quantitative models are used in conjunction with our investment experience and allied to a 'bottom-up' security selection process.

                                                              Sell decisions are valuation-driven based on our models and our fundamental analysis. We may also sell a security due to changes in portfolio strategy or cash flow needs.

                                                              Principal Investment Risks

                                                              Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

                                                              Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                                                              Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

                                                              Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

                                                              Foreign Currency Transaction Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.

                                                              Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

                                                              High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

                                                              Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                              Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

                                                              Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                              Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                              Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                              Regional Risk. The Fund's investments may be concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus.

                                                              Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                              U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

                                                              Performance

                                                              The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

                                                              Calendar Year Total Returns as of 12/31 each year
                                                              Administrator Class (incepted on July 30, 2010)1

Highest Quarter: 2nd Quarter 2002	+11.79%
Lowest Quarter: 3rd Quarter 2008	-5.28%
Year-to-date total return as of 6/30/2010 is -1.52%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	7/30/2010	10.01%	4.71%	8.30%
Administrator Class (after taxes on distributions)	7/30/2010	9.65%	2.92%	6.26%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	6.52%	2.96%	5.95%
BofA Merrill Lynch Global Broad Market ex US Index (reflects no deduction for fees, expenses, or taxes)		7.80%	4.40%	6.96%
1.	Performance shown for the Administrator Class shares prior to its inception reflects the performance of the Fund's Institutional Class shares. The Institutional Class annual returns are substantially similar to what the Administrator Class annual returns would be because the Institutional Class and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown has not been adjusted to include the higher expenses applicable to the Administrator Class shares. If the expenses of the Administrator Class were included, returns would be lower.

                                                              The after-tax returns shown are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and the sale of Fund shares assume a complete sale of Fund shares at the end of the measurement period, resulting in capital gains taxes or tax benefits when capital losses occur. Actual after-tax returns will depend on your individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.

                                                              Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	First International Advisors, LLC	Peter Wilson, Portfolio Manager / 1993 Tony Norris, Portfolio Manager / 1993 Alex Perrin, Portfolio Manager / 1993 Michael Lee, Portfolio Manager / 1993

                                                              Summary of Important Information Regarding Purchase and Sale of Fund Shares

                                                              Transaction Policies

                                                              Administrator Class shares are offered for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

                                                              Minimum Initial Investment
                                                              Administrator Class: $1 million (certain eligible investors may not be subject to a minimum initial investment)

                                                              Minimum Additional Investment
                                                              Administrator Class: None

                                                              Opening an Account
                                                              Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

                                                              Tax Information

                                                              Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

                                                              Payments to Broker-Dealers and Other Financial Intermediaries

                                                              If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                              The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

                                                              The Fund is distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

                                                              Key Fund Information

                                                              This Prospectus contains information about the Fund within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

                                                              In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio manager. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

                                                              Investment Objective, Principal Investments and Principal Investment Strategies

                                                              The investment objective of the Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

                                                                what the Fund is trying to achieve; and

                                                                  how we intend to invest your money.

                                                                  This section also provides a summary of the Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policies of the Fund concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

                                                                  Principal Risk Factors

                                                                  This section lists the principal risk factors for the Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

                                                                  International Bond Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	First International Advisors, LLC
Portfolio Managers	Peter Wilson; Tony Norris; Alex Perrin; Michael Lee
Fund Inception	12/15/1993
Administrator Class	Ticker: ESIDX	Fund Number: 3768

                                                                  Investment Objective

                                                                  The International Bond Fund seeks total return, consisting of income and capital appreciation.

                                                                  Principal Investments

                                                                  Under normal circumstances, we invest:

                                                                    at least 80% of the Fund's net assets in foreign debt securities, including obligations of governments, corporate entities or supranational agencies, denominated in various currencies;

                                                                      in at least three countries or supranational agencies;

                                                                        up to 35% of the Fund's total assets in debt securities that are below investment grade; and

                                                                          up to 5% of the Fund's total assets in debt obligations or similar securities denominated in the currencies of developing countries.

                                                                          Principal Investment Strategies

                                                                          We invest principally in foreign debt securities denominated in various currencies, including obligations of governments, corporate entities or supranational agencies. We will invest in at least three countries or supranational agencies. We may also invest in investment-grade and below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of both U.S. and foreign issuers. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated at least B- by Standard & Poor's or B3 by Moody's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. Currency is managed as a separate asset class and we may enter into foreign currency exchange contracts to gain exposure, for hedging purposes or to manage risk. We may purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies. The Fund may enter into foreign currency exchange contracts to gain or hedge currency exposure or control risk.

                                                                          We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may actively trade portfolio securities. Under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 5 and 14 years, and a dollar-weighted average effective duration of 3 1/2 to 10 years.

                                                                          We use proprietary models and systems to assess and highlight areas of relative value around the world. Model-driven forecasts are created using fundamental economic inputs to generate economic forecasts on the global bond markets. With these forecasts, an optimization process accounts for multiple iteration scenarios to create, what we believe to be, an optimal portfolio strategy. The output of the model process is intended to provide relative valuations for determining an over, or underweight of country-specific bond markets. Similarly, currencies are valued for their potential returns or to hedge currency exposure. These macro 'top-down' quantitative models are used in conjunction with our investment experience and allied to a 'bottom-up' security selection process.

                                                                          Sell decisions are valuation-driven based on our models and our fundamental analysis. We may also sell a security due to changes in portfolio strategy or cash flow needs.

                                                                          The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                                          Principal Risk Factors

                                                                          The Fund is primarily subject to the risks mentioned below.

Active Trading Risk Counter-Party Risk Debt Securities Risk Derivatives Risk Foreign Currency Transactions Risk Foreign Investment Risk High Yield Securities Risk Issuer Risk	Leverage Risk Liquidity Risk Management Risk Market Risk Regional Risk Regulatory Risk U.S. Government Obligations Risk

                                                                          These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                                          Description of Principal Investment Risks

                                                                          Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for the Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

                                                                          Active Trading Risk
                                                                          Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

                                                                          Counter-Party Risk
                                                                          When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

                                                                          Debt Securities Risk
                                                                          Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer or credit support provider of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or credit support provider or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

                                                                          Derivatives Risk
                                                                          The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Certain derivative positions may be difficult to close out when a Fund's portfolio manager may believe it would be appropriate to do so. Certain derivative positions, e.g., over-the-counter swaps, are subject to counterparty risk.

                                                                          Foreign Currency Transaction Risk
                                                                           Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. To manage this risk, a Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to hedge against a decline in the U.S. dollar value of a security it already owns or against an increase in the value of an asset it expects to purchase. Use of hedging techniques cannot protect against exchange rate risk perfectly. If a Fund's investment advisor is incorrect in its judgment of future exchange rate relationships, a Fund could be in a less advantageous position than if such a hedge had not been established. Losses on foreign currency transactions used for hedging purposes may be reduced by gains on the assets that are the subject of a hedge. A Fund may also purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies in which a Fund's holdings are denominated. Losses on such transactions may not be reduced by gains from other Fund assets. A Fund's gains from its positions in foreign currencies may accelerate and/or recharacterize the Fund's income or gains and its distributions to shareholders. The Fund's losses from such positions may also recharacterize the Fund's income and its distributions to shareholders and may cause a return of capital to Fund shareholders.

                                                                          Foreign Investment Risk
                                                                          Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

                                                                          High Yield Securities Risk
                                                                          High yield securities (sometimes referred to as "junk bonds") are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and their values tend to be more volatile than higher-rated securities of similar maturity. The value of these securities can be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these securities may be less liquid and more difficult to value than higher-rated securities.

                                                                          Issuer Risk
                                                                          The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

                                                                          Leverage Risk
                                                                          Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

                                                                          Liquidity Risk
                                                                          A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                          Management Risk
                                                                          We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

                                                                          Market Risk
                                                                          The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

                                                                          Regional Risk
                                                                           The chance that an entire geographical region will be hurt by political, regulatory, market or economic developments or natural disasters may adversely impact the value of investments concentrated in the region. Additionally, a Fund with a regional focus may be more disproportionately and adversely impacted by regional developments than a Fund without a regional focus.

                                                                          Regulatory Risk
                                                                          Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

                                                                          U.S. Government Obligations Risk
                                                                          U.S.Government obligations include securities issued by the U.S.Treasury, U.S.Government agencies or government-sponsored entities.While U.S.Treasury obligations are backed by the"full faith and credit" of the U.S.Government, securities issued by U.S.Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S.Government.The Government National Mortgage Association (GNMA), a wholly owned U.S.Government corporation, is authorized to guarantee, with the full faith and credit of the U.S.Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. Government-sponsored entities (whose obligations are not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S.Government.FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S.Government. If a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted. U.S.Government obligations are subject to low but varying degrees of credit risk, and are still subject to interest rate and market risk.

                                                                          Portfolio Holdings Information

                                                                          A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Fund's Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for the Fund. The substance of the information contained in such commentaries will also be posted to the Fund's Web site at www.wellsfargo.com/advantagefunds.

                                                                          Organization and Management of the Fund

                                                                          About Wells Fargo Funds Trust

                                                                          The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

                                                                          The Board supervises the Fund and approves the selection of various companies hired to manage the Fund's operations. Except for the Fund's investment advisers, which generally may be changed only with shareholder approval, other service providers may be changed by the Board without shareholder approval.

                                                                          The Investment Adviser

                                                                          Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Fund. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Fund and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Fund. For providing these services, Funds Management is entitled to receive fees as described in the Fund's table of Annual Fund Operating Expenses under the caption "Management Fees."

                                                                          For a Fund's most recent fiscal year end, the advisory fee paid to Evergreen Investment Management Company, LLC, the investment adviser to the Fund's predecessor, was as follows:

Advisory Fees Paid as Percentage of Average Daily Net Assets
As a Percentage of average daily net assets
Wells Fargo Advantage International Bond Fund	0.49%

                                                                          Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Fund and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

                                                                          For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve gains or outperformance.

                                                                          Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator and principal underwriter.

                                                                          These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

                                                                          The Sub-Adviser and Portfolio Managers

                                                                          The following sub-adviser and portfolio managers perform day-to-day investment management activities for the Fund. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Fund. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

                                                                          First International Advisors, LLC, located at One Plantation Place, 30 Fenchurch Street, London, EC3M 3BD, is the sub-adviser for the International Bond Fund. Accordingly, First International Advisors is responsible for the day-to-day investment management activities of this Fund.

Michael Lee International Bond Fund

                                                                          Mr. Lee is jointly responsible for managing the International Bond Fund, which he has managed since 1993. Mr. Lee is Director of Trading and Senior Portfolio Manager for First International Advisors. He has been with Wells Capital or one of its affiliate firms since 1992.

Tony Norris International Bond Fund

                                                                          Mr. Norris is jointly responsible for managing the International Bond Fund, which he has managed since 1993. Mr. Norris is Managing Director, Chief Investment Officer, and Senior Portfolio Manager with First International Advisors. He has been with Wells Capital or one of its affiliate firms since 1990.

Alex Perrin International Bond Fund

                                                                          Mr. Perrin is jointly responsible for managing the International Bond Fund, which he has managed since 1993. Mr. Perrin is the Director of Research and Senior Portfolio Manager with First International Advisors. Mr. Perring has been with Wells Capital or one of its affiliate firms since 1992.

Peter Wilson International Bond Fund

                                                                          Mr. Wilson is jointly responsible for managing the International Bond Fund, which he has managed since 1993. Mr. Wilson is Managing Director, Chief Operating Officer, and Senior Portfolio Manager with First International Advisors in London.  Mr. Wilson has been with Wells Capital or one of its affiliate firms since 1989. He was educated in Canada, Hong Kong and England.

                                                                          Dormant Multi-Manager Arrangement

                                                                          The Board has adopted a "multi-manager" arrangement for the Fund. Under this arrangement, the Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

                                                                          Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

                                                                          Compensation to Dealers and Shareholders Servicing Agents

                                                                          Shareholder Servicing Plan
                                                                          The Fund has a shareholder servicing plan. Under this plan, the Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services for each class of the Fund. For these services, each Class pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

                                                                          Additional Payments to Dealers
                                                                           In addition to dealer reallowances and payments made by the Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or its affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

                                                                          In return for these Additional Payments, the Fund's adviser and distributor expect the Fund to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

                                                                          Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

                                                                          The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

                                                                          The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above.The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

                                                                          More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

                                                                          Pricing Fund Shares

                                                                          The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                                                                          With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

                                                                          With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

                                                                          We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

                                                                          In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

                                                                          How to Buy Shares

                                                                          Administrator Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds. Specific eligibility requirements that apply to these entities include:

                                                                            Employee benefit plan programs that have at least $10 million in plan assets;

                                                                            Broker-dealer managed account or wrap programs that charge an asset-based fee;

                                                                            Registered investment adviser mutual fund wrap programs that charge an asset-based fee;

                                                                            Internal Revenue Code Section 529 college savings plan accounts;

                                                                            Fund of Funds including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM);

                                                                            Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;

                                                                            Institutions who invest a minimum initial amount of $1 million in a Fund; and

                                                                              Under certain circumstances and for certain groups as detailed in the Funds' Statement of Additional Information.

Institutions Purchasing Shares Directly	Opening an Account	Adding to an Account
By Telephone or Internet

                                                                              A new account may not be opened by
                                                                              telephone or internet unless the institution
                                                                              has another Wells Fargo Advantage Fund
                                                                              account. If the institution does not currently
                                                                              have an account, contact your investment
                                                                              representative.

                                                                              To buy additional shares or to buy
                                                                              shares in a new Fund:

                                                                                Call Investor Services at 1-800-222-8222 or

                                                                                Call 1-800-368-7550 for the automated phone system or

                                                                                visit ourWeb site at www.wellsfargo.com/ advantagefunds

By Wire

                                                                                  Complete and sign the Administrator Class account application

                                                                                  Call Investor Services at 1-800-222-8222 for faxing instructions

                                                                                  Use the following wiring instructions: State Street Bank & Trust Boston, MA Bank Routing Number: ABA 011000028 Wire Purchase Account: 9905-437-1 Attention: Wells Fargo Advantage Funds (Name of Fund, Account Number) Account Name: Provide your name as registered on the Fund account

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

                                                                                  Special Considerations When Investing Through Financial Intermediaries:
                                                                                   If a financial intermediary purchases Administrator Class shares on your behalf, you should understand the following:

                                                                                    Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

                                                                                    Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for Administrator Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers'beneficial ownership of the shares.

                                                                                    Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

                                                                                    Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

                                                                                      U.S. Dollars Only. All payment must be made in U.S. dollars and all checks must be drawn on U.S. banks.

                                                                                      Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

                                                                                        Earnings Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

                                                                                        How to Sell Shares

                                                                                        Administrator Class shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

Institutions Selling Shares Directly	To Sell Some or All of Your Shares
By Telephone / Electronic Funds Transfer (EFT)

                                                                                          To speak with an investor services representative call 1-800-222-8222 or use the automated phone system at 1-800-368-7550.

                                                                                          Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

                                                                                            Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

                                                                                              Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.

                                                                                              Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

By Wire

                                                                                                To arrange for a Federal Funds wire, call 1-800-222-8222.

                                                                                                  Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

                                                                                                    Redemption proceeds are usually wired to the financial intermediary the following business day.

By Internet	Visit our Web site at www.wellsfargo.com/advantagefunds.
Through Your Investment Representative	Contact your investment representative.

                                                                                                    General Notes for Selling Shares

                                                                                                      Proper Form. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.

                                                                                                      Earnings Distributions. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.

                                                                                                      Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through Electronic Funds Transfer, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

                                                                                                      Redemption in Kind. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the Investment Company Act of 1940, and the rules thereunder. The redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received.

                                                                                                        Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

                                                                                                        How to Exchange Shares

                                                                                                        Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

                                                                                                          In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

                                                                                                          An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

                                                                                                          You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

                                                                                                          Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

                                                                                                          If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

                                                                                                          Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

                                                                                                          Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

                                                                                                          Frequent Purchases and Redemptions of Fund Shares

                                                                                                          The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

                                                                                                          Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

                                                                                                          The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be "blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

                                                                                                            Money market funds;

                                                                                                              Ultra short fund (includes Adjustable Rate Government Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund);

                                                                                                                Purchases of shares through dividend reinvestments;

                                                                                                                  Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

                                                                                                                    Rebalancing transactions within certain asset allocation or "wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

                                                                                                                      Transactions initiated by a registered "fund of funds" or Section 529 Plan into an underlying fund investment;

                                                                                                                        Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

                                                                                                                          Purchases below $5,000 (including purchases that are part of an exchange transaction).

                                                                                                                          In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliates that are used exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

                                                                                                                          A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

                                                                                                                          Account Policies

                                                                                                                          Advance Notice of Large Transactions
                                                                                                                           We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.

                                                                                                                          Householding
                                                                                                                           To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

                                                                                                                          Retirement Accounts
                                                                                                                           We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

                                                                                                                            Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

                                                                                                                              Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

                                                                                                                              There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

                                                                                                                              Small Account Redemptions
                                                                                                                               We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so,we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

                                                                                                                              Statements and Confirmations
                                                                                                                               Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

                                                                                                                              Electronic Delivery of Fund Documents
                                                                                                                               You may elect to receive your Fund's prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Fund's Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

                                                                                                                              To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Fund's Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

                                                                                                                              Statement Inquiries
                                                                                                                               Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

                                                                                                                              Transaction Authorizations
                                                                                                                               Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

                                                                                                                              USA PATRIOT Act
                                                                                                                               In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

                                                                                                                              Distributions

                                                                                                                              The Fund generally makes distributions of any net investment income quarterly and any realized net capital gains at least annually. Please contact your institution for distribution options. Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

                                                                                                                              Taxes

                                                                                                                              The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning.You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

                                                                                                                              We will pass on to the Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from the Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from the Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

                                                                                                                              Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

                                                                                                                              An individual's net long-term capital gain is subject to a reduced,maximum 15% rate of tax. These reduced rates of tax will expire after December 31, 2010. In general, reduced rates of taxation on qualified dividend income will not apply to Fund distributions. Maximum long-term capital gain income tax rates are scheduled to rise to 20% in 2011, 18% for assets held more than 5 years. Due to recent legislation, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

                                                                                                                              Distributions from the Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

                                                                                                                              If you buy shares of the Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of the Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Fund has built up, or has the potential to build up, high levels of unrealized appreciation.

                                                                                                                              Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

                                                                                                                              In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

                                                                                                                              Additional Performance Information

                                                                                                                              This section contains additional information regarding performance of the Fund. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summary. The sub-section below titled "Share Class Performance" provides history for specified share classes of the Fund.

                                                                                                                              Index Descriptions
                                                                                                                              The "Average Annual Total Returns" table in the Fund's Fund Summary compares the Fund's returns with those of at least one broad-based market index. Below are descriptions of each such index. You cannot invest directly in an index.

BofA Merrill Lynch Global Broad Market ex US Index[1]

                                                                                                                              The BofA Merrill Lynch Global Broad Market Ex. U.S. Index tracks the performance of investment grade debt publicly issued in the major domestic and eurobond markets, including sovereign, quasi-government, corporate, securitized and collateralized securities and excludes all securities denominated in US dollars.[1]

1.	Copyright 2010. BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

                                                                                                                              Share Class Performance
                                                                                                                               The performance history of share classes of the Fund is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summaries. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of an applicable Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

                                                                                                                                International Bond Fund - The inception date of the Administrator Class shares was July 30, 2010. Performance shown for the Administrator Class shares prior to their inception reflects the performance of the Fund's Institutional Class shares. The Institutional Class annual returns are substantially similar to what the Administrator Class annual returns would be because the Institutional Class and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown has not been adjusted to include the higher expenses applicable to the Administrator Class shares. If the expenses of the Administrator Class were included, returns would be lower. Historical performance shown for the Institutional Class prior to July 9, 2010 is based on the performance of the fund's predecessor, Evergreen International Bond Fund.

                                                                                                                                A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. The Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

                                                                                                                                Financial Highlights

                                                                                                                                Because Administrator Class shares of the Fund did not exist prior to July 30, 2010, financial highlights are not available for this class of the Fund.

                                                                                                                                FOR MORE INFORMATION

                                                                                                                                More information on a Fund is available free upon request, including the following documents:

                                                                                                                                Statement of Additional Information (SAI)
                                                                                                                                Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

                                                                                                                                Annual/Semi-Annual Reports
                                                                                                                                Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

                                                                                                                                To obtain copies of the above documents or for more information about
                                                                                                                                Wells Fargo Advantage Funds, contact us:

                                                                                                                                By telephone:
                                                                                                                                Individual Investors: 1-800-222-8222
                                                                                                                                Retail Investment Professionals: 1-888-877-9275
                                                                                                                                Institutional Investment Professionals: 1-866-765-0778

                                                                                                                                By e-mail: wfaf@wellsfargo.com

                                                                                                                                By mail:
                                                                                                                                Wells Fargo Advantage Funds
                                                                                                                                P.O. Box 8266
                                                                                                                                Boston, MA 02266-8266

                                                                                                                                On the Internet:
                                                                                                                                www.wellsfargo.com/advantagefunds

                                                                                                                                From the SEC:
                                                                                                                                Visit the SEC's Public Reference Room in Washington,
                                                                                                                                DC (phone 1-202-551-8090 for operational information for the SEC's Public Reference Room) or the SEC's Internet site at www.sec.gov.

                                                                                                                                To obtain information for a fee, write or email:
                                                                                                                                SEC's Public Reference Section
                                                                                                                                100 "F" Street, NE
                                                                                                                                Washington, DC 20549-0102
                                                                                                                                publicinfo@sec.gov

© 2010 Wells-Fargo Funds Management, LLC. All rights reserved	www.wellsfargo.com/advantagefunds	E70IFAM/P1003E (08/10) ICA Reg. No. 811-09253

                                                                                                                                Prospectus

                                                                                                                                July 30, 2010

                                                                                                                                Administrator Class

                                                                                                                                Wells Fargo Advantage Funds® - Income Funds

High Income Fund
- WFNDX
Income Plus Fund
- WIPDX
Short-Term High Yield Bond Fund
- WDHYX

                                                                                                                                These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                                                                                                                Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                Fund Summaries

                                                                                                                                A summary of information about each Fund, including: investment objective, fees and expenses, portfolio turnover, principal investment strategies, principal risks, performance history, management of the Fund, transaction policies and tax information.

                                                                                                                                The Funds

                                                                                                                                Information about each Fund you should know before investing, including: investment objective, principal investments, principal investment strategies, and principal risks.

                                                                                                                                Organization and Management of the Funds

                                                                                                                                Information about the Funds' organization and the companies managing your money.

                                                                                                                                Your Account

                                                                                                                                Information about how Fund shares are priced and how to buy, sell and exchange Fund shares.

                                                                                                                                Other information

                                                                                                                                Information about distributions, taxes and financial highlights.

                                                                                                                                High Income Fund Summary

                                                                                                                                Investment Objective

                                                                                                                                The High Income Fund seeks total return, consisting of a high level of current income and capital appreciation.

                                                                                                                                Fees and Expenses

                                                                                                                                These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.47%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.99%
Fee Waivers	0.17%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.82%
1.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.80% for Administrator Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                                                Example of Expenses

                                                                                                                                The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$84
3 Years	$262
5 Years	$495
10 Years	$1,164

                                                                                                                                Portfolio Turnover

                                                                                                                                The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 52% of the average value of its portfolio.

                                                                                                                                Principal Investment Strategies

                                                                                                                                Under normal circumstances,we invest at least 80% of the Fund's net assets in corporate debt securities that are below investment-grade, up to 30% of the Fund's total assets in U.S. dollar-denominated debt securities of foreign issuers, up to 20% of the Fund's total assets in equities and convertible debt securities and up to 10% of the Fund's total assets in debt securities that are in default at the time of purchase.

                                                                                                                                We invest principally in below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of corporate issuers.These include traditional corporate bonds as well as bank loans. These securities may have fixed, floating or variable rates.As part of our below investment-grade debt securities investment strategy,we will generally invest in securities that are rated BB through CCC by Standard & Poor's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. Additionally, we may invest in stripped securities.

                                                                                                                                We start our investment process with a top-down, macroeconomic outlook to determine industry and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions.Within these parameters, we then apply rigorous credit research to select individual securities that we believe can add value from income and/or the potential for capital appreciation. Our credit research may include an assessment of an issuer's general financial condition, its competitive positioning and management strength, as well as industry characteristics and other factors. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile.

                                                                                                                                Principal Investment Risks

                                                                                                                                Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                                                                                                                                Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

                                                                                                                                Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

                                                                                                                                Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

                                                                                                                                High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

                                                                                                                                Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                                                Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

                                                                                                                                Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                                                                                Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective.The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                                                Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                                                                                Stripped Securities Risk. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

                                                                                                                                Performance

                                                                                                                                The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

                                                                                                                                Calendar Year Total Returns as of 12/31 each year
                                                                                                                                Administrator Class (incepted on July 30, 2010)1

Highest Quarter: 2nd Quarter 2009	+10.72%
Lowest Quarter: 4th Quarter 2008	-11.79%
Year-to-date total return as of 6/30/2010 is +3.76%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	7/30/2010	33.61%	5.39%	4.63%
Administrator Class (after taxes on distributions)	7/30/2010	29.82%	2.59%	1.33%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	21.57%	2.92%	1.84%
Barclays Capital U.S. Corporate High Yield Index (reflects no deduction for fees, expenses, or taxes)		58.21%	6.46%	6.71%
1.	Performance shown for the Administrator Class shares prior to its inception reflects the performance of the Fund's Institutional Class shares. The Institutional Class annual returns are substantially similar to what the Administrator Class annual returns would be because the Institutional Class and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown has not been adjusted to include the higher expenses applicable to the Administrator Class shares. If the expenses of the Administrator Class were included, returns would be lower.

                                                                                                                                After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

                                                                                                                                Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Kevin J. Maas, CFA, Portfolio Manager / 2007 Thomas M. Price, CFA, Portfolio Manager / 1998 Michael J. Schueller, CFA, Portfolio Manager / 2007

                                                                                                                                For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares "beginning on page 14 of the Prospectus.

                                                                                                                                Income Plus Fund Summary

                                                                                                                                Investment Objective

                                                                                                                                The Income Plus Fund seeks total return, consisting of current income and capital appreciation.

                                                                                                                                Fees and Expenses

                                                                                                                                These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.46%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.88%
Fee Waivers	0.11%
Total Annual Fund Operating Expenses After Fee Waiver[1],[2]	0.77%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.75% for Administrator Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                                                Example of Expenses

                                                                                                                                The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$79
3 Years	$246
5 Years	$454
10 Years	$1,052

                                                                                                                                Portfolio Turnover

                                                                                                                                The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 455% of the average value of its portfolio.

                                                                                                                                Principal Investment Strategies

                                                                                                                                Under normal circumstances, we invest at least 80% of the Fund's net assets in income-producing securities, up to 35% of the Fund's total assets in debt securities that are below investment-grade and up to 25% of the Fund's total assets in debt securities of foreign issuers.

                                                                                                                                We invest principally in debt securities, including corporate, mortgage- and asset-backed securities, bank loans and U.S. Government obligations.These securities may have fixed, floating or variable rates and may include debt securities of both domestic and foreign issuers. We invest in both investment-grade and below investment-grade debt securities. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated at least Caa by Moody's or CCC by Standard & Poor's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We expect to maintain an average credit quality for this portion of the Fund's portfolio equivalent to B or higher. We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

                                                                                                                                We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. Within these parameters,we then apply rigorous credit research to select individual securities that we believe can add value from income and/or the potential for capital appreciation. Our credit research may include an assessment of an issuer's general financial condition, its competitive positioning and management strength, as well as industry characteristics and other factors. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile. We may actively trade portfolio securities.

                                                                                                                                Principal Investment Risks

                                                                                                                                Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

                                                                                                                                Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                                                                                                                                Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

                                                                                                                                Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

                                                                                                                                Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

                                                                                                                                High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

                                                                                                                                Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                                                Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

                                                                                                                                Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                                                                                Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                                                Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value when defaults on the underlying mortgage or assets occur and may exhibit additional volatility in periods of changing interest rates. When interest rates decline, the prepayment of mortgages or assets underlying such securities may require the Fund to reinvest that money at lower prevailing interest rates, resulting in reduced returns.

                                                                                                                                Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                                                                                U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and may not be backed by the full faith and credit of the U.S. Government.

                                                                                                                                Performance

                                                                                                                                The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

                                                                                                                                Calendar Year Total Returns as of 12/31 each year
                                                                                                                                Administrator Class (incepted on July 30, 2010)1

Highest Quarter: 3rd Quarter 2009	+5.61%
Lowest Quarter: 2nd Quarter 2004	-1.96%
Year-to-date total return as of 6/30/2010 is +5.83%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	7/30/2010	12.19%	5.45%	6.00%
Administrator Class (after taxes on distributions)	7/30/2010	10.34%	3.60%	3.78%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	7.86%	3.54%	3.75%
Barclays Capital U.S. Universal Bond Index (reflects no deduction for fees, expenses, or taxes)		8.60%	5.01%	6.44%
1.	Performance shown for the Administrator Class shares prior to its inception reflects the performance of the Fund's Institutional Class shares. The Institutional Class annual returns are substantially similar to what the Administrator Class annual returns would be because the Institutional Class and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown has not been adjusted to include the higher expenses applicable to the Administrator Class shares. If the expenses of the Administrator Class were included, returns would be lower.

                                                                                                                                After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

                                                                                                                                Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated

                                                                                                                                Michael J. Bray, CFA, Portfolio Manager / 2008
                                                                                                                                D. James Newton II, CFA, CPA, Portfolio Manager / 2008
                                                                                                                                Thomas M. Price, CFA, Portfolio Manager / 2005
                                                                                                                                Janet S. Rilling, CFA, CPA, Portfolio Manager / 2008

                                                                                                                                For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares "beginning on page 14 of the Prospectus.

                                                                                                                                Short-Term High Yield Bond Fund Summary

                                                                                                                                Investment Objective

                                                                                                                                The Short-Term High Yield Bond Fund seeks total return, consisting of a high level of current income and capital appreciation.

                                                                                                                                Fees and Expenses

                                                                                                                                These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.52%
Acquired Fund Fees and Expenses	0.04%
Total Annual Fund Operating Expenses	1.06%
Fee Waivers	0.37%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.69%
1.	Funds Management has committed through September 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.65% for Administrator Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                                                Example of Expenses

                                                                                                                                The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$70
3 Years	$300
5 Years	$549
10 Years	$1,261

                                                                                                                                Portfolio Turnover

                                                                                                                                The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

                                                                                                                                Principal Investment Strategies

                                                                                                                                Under normal circumstances, we invest at least 80% of the Fund's net assets in below investment-grade corporate debt securities and up to 25% of the Fund's total assets in U.S. dollar-denominated debt securities of foreign issuers.

                                                                                                                                We invest principally in below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of corporate issuers. These include traditional corporate bonds as well as bank loans. These securities may have fixed, floating or variable rates. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by Standard & Poor's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may also invest in stripped securities. Under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be three years or less.

                                                                                                                                We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. Within these parameters, we then apply rigorous credit research to select individual securities that we believe can add value from income and/or the potential for capital appreciation. Our credit research may include an assessment of an issuer's general financial condition, its competitive positioning and management strength, as well as industry characteristics, liquidity and other factors. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile.

                                                                                                                                Principal Investment Risks

                                                                                                                                Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                                                                                                                                Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

                                                                                                                                Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

                                                                                                                                Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

                                                                                                                                High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

                                                                                                                                Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                                                Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

                                                                                                                                Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                                                                                Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                                                Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                                                                                Stripped Securities Risk. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

                                                                                                                                Performance

                                                                                                                                The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

                                                                                                                                Calendar Year Total Returns as of 12/31 each year
                                                                                                                                Administrator Class (incepted on July 30, 2010)1

Highest Quarter: 1st Quarter 2009	+4.75%
Lowest Quarter: 4th Quarter 2008	-5.69%
Year-to-date total return as of 6/30/2010 is +2.30%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	7/30/2010	11.88%	3.46%	3.44%
Administrator Class (after taxes on distributions)	7/30/2010	9.79%	1.55%	1.25%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	7.66%	1.82%	1.57%
BofA ML High Yield U.S. Corp Cash Pay BB 1-5 Yrs Index (reflects no deduction for fees, expenses, or taxes)		37.85%	6.02%	6.26%
1.	Performance shown for the Administrator Class shares prior to their inception reflects the performance of the Fund's Class A shares. The Class A annual returns are substantially similar to what the Administrator Class annual returns would be because the Class A and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown includes the higher expenses applicable to the Fund's Class A shares. If these expenses had not been included, returns would be higher.

                                                                                                                                After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

                                                                                                                                Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Kevin J. Maas, CFA, Portolio Manager / 2007 Thomas M. Price, CFA, Portolio Manager / 1998 Michael J. Schueller, CFA, Portolio Manager / 2007

                                                                                                                                Summary of Important Information Regarding Purchase and Sale of Fund Shares

                                                                                                                                Transaction Policies

                                                                                                                                Administrator Class shares are offered for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

                                                                                                                                Minimum Initial Investment
                                                                                                                                Administrator Class: $1 million (certain eligible investors may not be subject to a minimum initial investment)

                                                                                                                                Minimum Additional Investment
                                                                                                                                Administrator Class: None

                                                                                                                                Opening an Account
                                                                                                                                Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

                                                                                                                                Tax Information

                                                                                                                                Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

                                                                                                                                Payments to Broker-Dealers and Other Financial Intermediaries

                                                                                                                                If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                                                                                The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

                                                                                                                                The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

                                                                                                                                Key Fund Information

                                                                                                                                This Prospectus contains information about certain Funds within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

                                                                                                                                In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

                                                                                                                                Investment Objective, Principal Investments and Principal Investment Strategies

                                                                                                                                The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

                                                                                                                                  what the Fund is trying to achieve;

                                                                                                                                    how we intend to invest your money; and

                                                                                                                                      what makes the Fund different from the other Funds offered in this Prospectus.

                                                                                                                                      This section also provides a summary of each Fund's principal investments, policies and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policies of the Short-Term High Yield Bond Fund concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

                                                                                                                                      Principal Risk Factors

                                                                                                                                      This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

                                                                                                                                      High Income Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Kevin J.Maas, CFA; Thomas M. Price, CFA; Michael J. Schueller, CFA
Fund Inception	12/28/1995
Administrator Class	Ticker: WFNDX	Fund Number: 3766

                                                                                                                                      Investment Objective

                                                                                                                                      The High Income Fund seeks total return, consisting of a high level of current income and capital appreciation.

                                                                                                                                      Principal Investments

                                                                                                                                      Under normal circumstances, we invest:

                                                                                                                                        at least 80% of the Fund's net assets in corporate debt securities that are below investment-grade;

                                                                                                                                        up to 30% of the Fund's total assets in U.S. dollar-denominated debt securities of foreign issuers;

                                                                                                                                        up to 20% of the Fund's total assets in equities and convertible debt securities; and

                                                                                                                                          up to 10% of the Fund's total assets in debt securities that are in default at the time of purchase.

                                                                                                                                          Principal Investment Strategies

                                                                                                                                          We invest principally in below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of corporate issuers. These include traditional corporate bonds as well as bank loans.These securities may have fixed, floating or variable rates. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by Standard & Poor's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. Additionally, we may invest in stripped securities.

                                                                                                                                          We start our investment process with a top-down, macroeconomic outlook to determine industry and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. Within these parameters,we then apply rigorous credit research to select individual securities that we believe can add value from income and/or the potential for capital appreciation. Our credit research may include an assessment of an issuer's general financial condition, its competitive positioning and management strength, as well as industry characteristics and other factors. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile.

                                                                                                                                          The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                                                                                                          Principal Risk Factors

                                                                                                                                          The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Debt Securities Risk Derivatives Risk Foreign Investment Risk High Yield Securities Risk Issuer Risk	Leverage Risk Liquidity Risk Management Risk Market Risk Regulatory Risk Stripped Securities Risk

                                                                                                                                          These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                                                                                                          Income Plus Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Michael J. Bray, CFA; D. James Newton II, CFA, CPA; Thomas M. Price, CFA; Janet S. Rilling, CFA, CPA
Fund Inception	7/13/1998
Administrator Class	Ticker: WIPDX	Fund Number: 3767

                                                                                                                                          Investment Objective

                                                                                                                                          The Income Plus Fund seeks total return, consisting of current income and capital appreciation.

                                                                                                                                          Principal Investments

                                                                                                                                          Under normal circumstances, we invest:

                                                                                                                                            at least 80% of the Fund's net assets in income-producing securities;

                                                                                                                                            up to 35% of the Fund's total assets in debt securities that are below investment-grade; and

                                                                                                                                              up to 25% of the Fund's total assets in debt securities of foreign issuers.

                                                                                                                                              Principal Investment Strategies

                                                                                                                                              We invest principally in debt securities, including corporate, mortgage- and asset-backed securities, bank loans and U.S. Government obligations. These securities may have fixed, floating or variable rates and may include debt securities of both domestic and foreign issuers. We invest in both investment-grade and below investment-grade debt securities. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated at least Caa by Moody's or CCC by Standard & Poor's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We expect to maintain an average credit quality for this portion of the Fund's portfolio equivalent to B or higher. We may also use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

                                                                                                                                              We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among  thers, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. Within these parameters, we then apply rigorous credit research to select individual securities that we believe can add value from income and/or the potential for capital appreciation. Our credit research may include an assessment of an issuer's general financial condition, its competitive positioning and management strength, as well as industry characteristics and other factors. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile. We may actively trade portfolio securities.

                                                                                                                                              The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                                                                                                              Principal Risk Factors

                                                                                                                                              The Fund is primarily subject to the risks mentioned below.

Active Trading Risk Counter-Party Risk Debt Securities Risk Derivatives Risk Foreign Investment Risk High Yield Securities Risk Issuer Risk	Leverage Risk Liquidity Risk Management Risk Market Risk Mortgage- and Asset-Backed Securities Risk Regulatory Risk U.S.Government Obligations Risk

                                                                                                                                              These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                                                                                                              Short-Term High Yield Bond Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Kevin J.Maas, CFA; Thomas M. Price, CFA; Michael J. Schueller, CFA
Fund Inception	6/30/1997
Administrator Class	Ticker: WDHYX	Fund Number: 3769

                                                                                                                                              Investment Objective

                                                                                                                                              The Short-Term High Yield Bond Fund seeks total return, consisting of a high level of current income and capital appreciation.

                                                                                                                                              Principal Investments

                                                                                                                                              Under normal circumstances, we invest:

                                                                                                                                                at least 80% of the Fund's net assets in below investment-grade corporate debt securities; and

                                                                                                                                                  up to 25% of the Fund's total assets in U.S. dollar-denominated debt securities of foreign issuers.

                                                                                                                                                  Principal Investment Strategies

                                                                                                                                                  We invest principally in below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of corporate issuers. These include traditional corporate bonds as well as bank loans. These securities may have fixed, floating or variable rates. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by Standard & Poor's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may also invest in stripped securities. Under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be three years or less.

                                                                                                                                                  We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. Within these parameters, we then apply rigorous credit research to select individual securities that we believe can add value from income and/or the potential for capital appreciation. Our credit research may include an assessment of an issuer's general financial condition, its competitive positioning and management strength, as well as industry characteristics, liquidity and other factors. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile.

                                                                                                                                                  The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                                                                                                                  Principal Risk Factors

                                                                                                                                                  The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Debt Securities Risk Derivatives Risk Foreign Investment Risk High Yield Securities Risk Issuer Risk	Leverage Risk Liquidity Risk Management Risk Market Risk Regulatory Risk Stripped Securities Risk

                                                                                                                                                  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                                                                                                                  Description of Principal Investment Risks

                                                                                                                                                  Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

                                                                                                                                                  Active Trading Risk
                                                                                                                                                  Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

                                                                                                                                                  Counter-Party Risk
                                                                                                                                                  When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

                                                                                                                                                  Debt Securities Risk
                                                                                                                                                  Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer or credit support provider of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or credit support provider or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

                                                                                                                                                  Derivatives Risk
                                                                                                                                                  The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Certain derivative positions may be difficult to close out when a Fund's portfolio manager may believe it would be appropriate to do so. Certain derivative positions, e.g., over-the-counter swaps, are subject to counterparty risk.

                                                                                                                                                  Foreign Investment Risk
                                                                                                                                                  Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

                                                                                                                                                  High Yield Securities Risk
                                                                                                                                                  High yield securities (sometimes referred to as "junk bonds") are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and their values tend to be more volatile than higher-rated securities of similar maturity. The value of these securities can be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these securities may be less liquid and more difficult to value than higher-rated securities.

                                                                                                                                                  Issuer Risk
                                                                                                                                                  The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

                                                                                                                                                  Leverage Risk
                                                                                                                                                  Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

                                                                                                                                                  Liquidity Risk
                                                                                                                                                  A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                                                                                                  Management Risk
                                                                                                                                                  We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

                                                                                                                                                  Market Risk
                                                                                                                                                  The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

                                                                                                                                                  Mortgage- and Asset-Backed Securities Risk
                                                                                                                                                   Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. In addition, mortgage dollar rolls are transactions in which a Fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. Mortgage- and asset-backed securities, including mortgage dollar roll transactions, are subject to certain additional risks. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, these securities may exhibit additional volatility. This is known as extension risk. In addition, these securities are subject to prepayment risk, which is the risk that when interest rates decline or are low but are expected to rise, borrowers may pay off their debts sooner than expected. This can reduce the returns of a Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is also known as contraction risk. These securities also are subject to risk of default on the underlying mortgage or assets, particularly during periods of economic downturn.

                                                                                                                                                  Regulatory Risk
                                                                                                                                                  Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

                                                                                                                                                  Stripped Securities Risk
                                                                                                                                                  Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk than traditional government securities with identical credit ratings.

                                                                                                                                                  U.S. Government Obligations Risk
                                                                                                                                                  U.S.Government obligations include securities issued by the U.S.Treasury, U.S.Government agencies or government-sponsored entities.While U.S.Treasury obligations are backed by the"full faith and credit" of the U.S.Government, securities issued by U.S.Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S.Government.The Government National Mortgage Association (GNMA), a wholly owned U.S.Government corporation, is authorized to guarantee, with the full faith and credit of the U.S.Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. Government-sponsored entities (whose obligations are not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S.Government.FHLMC guarantees the timely payment of interest and ultimate collection or scheduled payment of principal, but its participation certificates are not backed by the full faith and credit of the U.S.Government. If a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted. U.S.Government obligations are subject to low but varying degrees of credit risk, and are still subject to interest rate and market risk.

                                                                                                                                                  Portfolio Holdings Information

                                                                                                                                                  A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

                                                                                                                                                  Organization and Management of the Funds

                                                                                                                                                  About Wells Fargo Funds Trust

                                                                                                                                                  The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

                                                                                                                                                  The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, other service providers may be changed by the Board without shareholder approval.

                                                                                                                                                  The Investment Adviser

                                                                                                                                                  Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund is available in the Funds' annual report for the fiscal year ended May 31, 2009.

                                                                                                                                                  For a Fund's most recent fiscal year end, the advisory fee paid to Funds Management was as follows:

Advisory Fees Paid as Percentage of Average Daily Net Assets
As a Percentage of average daily net assets
Wells Fargo Advantage High Income Fund	0.32%
Wells Fargo Advantage Income Plus Fund	0.38%
Wells Fargo Advantage Short-Term High Yield Bond Fund	0.22%

                                                                                                                                                  Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

                                                                                                                                                  For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve gains or outperformance.

                                                                                                                                                  Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator and principal underwriter.

                                                                                                                                                  These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

                                                                                                                                                  The Sub-Adviser and Portfolio Managers

                                                                                                                                                  The following sub-adviser and portfolio managers perform day-to-day investment management activities for the Fund. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Fund. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

                                                                                                                                                  Wells Capital Management Incorporated (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the subadviser for the High Income, Income Plus and Short-Term High High Yield Bond Funds. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of these Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

Michael J. Bray, CFA Income Plus Fund

                                                                                                                                                  Mr. Bray is jointly responsible for managing the Income Plus Fund, which he has managed since 2008. Mr. Bray joined Wells Capital Management in 2005 as a portfolio manager on the Customized Fixed Income Team specializing in government, agency and interest rate derivative instruments. Prior to joining Wells Capital Management, Mr. Bray was a principal responsible for multi-currency yield curve arbitrage business atWindward Capital, LLC from 2004 to 2005. From 1996 to 2004, he was the managing director at State Street Research and Management, focusing on mutual fund and institutional account management. Education: B.S.,Math and Actuarial Science,University of Connecticut, Storrs; M.B.A., Pennsylvania State University.

Kevin J. Maas, CFA High Income Fund Short-Term High Yield Bond Fund

                                                                                                                                                  Mr. Maas is jointly responsible for managing the High Income Fund and the Short-Term High Yield Bond Fund, both of which he has managed since 2007. Mr. Maas is a portfolio manager for the Wells Capital Management Fixed Income Team and also serves as a senior research analyst. He joined Wells Capital Management in 2005 as a senior research analyst specializing in taxable high yield securities. Prior to joining Wells Capital Management, Mr. Maas was a high-yield, fixed-income analyst with Strong Capital Management, Inc. since 1999. Education: B.S., Finance, University of Minnesota.

D. James Newton II, CFA, CPA Income Plus Fund

                                                                                                                                                  Mr. Newton is jointly responsible for managing the Income Plus Fund, which he has managed since 2008. Mr. Newton joined Wells Capital Management in 2005 as a portfolio manager and head of investment grade credit research. Prior to joiningWells Capital Management, Mr. Newton served as a high-grade, fixed-income analyst with Strong Capital Management, Inc. (SCM) since 2002. Prior to joining SCM, he was at Northwestern Mutual Life Insurance Company from 1998 to 2002, first as an associate in the Private Placement Department, and later as an investment grade credit analyst and subsequent director in the Public Fixed Income Department. Education: B.A., Economics,Albion College; M.B.A., University of Michigan.

Thomas M. Price, CFA High Income Fund Income Plus Fund Short-Term High Yield Bond Fund

                                                                                                                                                  Mr. Price is jointly responsible for managing the Income Plus Fund, which he has managed since 2005. He is also jointly responsible for managing the High Income Fund and the Short-Term High Yield Bond Fund, both of which he has managed since 1998. Mr. Price joined Wells Capital Management in 2005 as a portfolio manager specializing in taxable high yield securities. Prior to joiningWells Capital Management, Mr. Price was with Strong Capital Management, Inc. (SCM) since 1996 as a fixed income research analyst and, since 1998, as a portfolio manager. Education: B.B.A., Finance,University of Michigan; M.B.A., Finance, Kellogg Graduate School of Management, Northwestern University.

Janet S. Rilling, CFA, CPA Income Plus Fund

                                                                                                                                                  Ms. Rilling is jointly responsible for managing the Income Plus Fund, which she has managed since 2008. Ms. Rilling joined Wells Capital Management in 2005 as a portfolio manager and specializes in investment-grade corporate debt securities. Prior to joiningWells Capital Management, she was a portfolio manager with Strong Capital Management, Inc. (SCM) since 2000 and a research analyst at SCM since 1995. Education: B.A., Accounting and Finance; M.S., Finance, University of Wisconsin.

Michael J. Schueller, CFA High Income Fund Short-Term High Yield Bond Fund

                                                                                                                                                  Mr. Schueller is jointly responsible for managing the High Income Fund and the Short-Term High-Yield Bond Fund, both of which he has managed since 2007. Mr. Schueller joined Wells Capital Management in 2005 as a senior research analyst specializing in high yield securities and, since 2007, as a portfolio manager. Prior to joining Wells Capital Management, Mr. Schueller was with Strong Capital Management, Inc. (SCM) since 2000 as a leveraged loan trader and, since 2002, a fixed income research analyst. Education: B.A., Economics,University of Minnesota; J.D., University of Wisconsin.

                                                                                                                                                  Dormant Multi-Manager Arrangement

                                                                                                                                                  The Board has adopted a "multi-manager" arrangement for the High Income Fund and Short-Term High Yield Bond Fund. Under this arrangement, each Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

                                                                                                                                                  Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

                                                                                                                                                  Compensation to Dealers and Shareholders Servicing Agents

                                                                                                                                                  Shareholder Servicing Plan
                                                                                                                                                  The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services for each Class of the Fund. For these services, each Class pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

                                                                                                                                                  Additional Payments to Dealers
                                                                                                                                                   In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

                                                                                                                                                  In return for these Additional Payments, the Funds' adviser and distributor expect the Funds to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

                                                                                                                                                  Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

                                                                                                                                                  The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

                                                                                                                                                  The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Funds' distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

                                                                                                                                                  More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

                                                                                                                                                  Pricing Fund Shares

                                                                                                                                                  The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                                                                                                                                                  With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

                                                                                                                                                  With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

                                                                                                                                                  We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

                                                                                                                                                  In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

                                                                                                                                                  How to Buy Shares

                                                                                                                                                  Administrator Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds. Specific eligibility requirements that apply to these entities include:

                                                                                                                                                    Employee benefit plan programs that have at least $10 million in plan assets;

                                                                                                                                                    Broker-dealer managed account or wrap programs that charge an asset-based fee;

                                                                                                                                                    Registered investment adviser mutual fund wrap programs that charge an asset-based fee;

                                                                                                                                                    Internal Revenue Code Section 529 college savings plan accounts;

                                                                                                                                                    Fund of Funds including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM);

                                                                                                                                                    Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;

                                                                                                                                                    Institutions who invest a minimum initial amount of $1 million in a Fund; and

                                                                                                                                                      Under certain circumstances and for certain groups as detailed in the Funds' Statement of Additional Information.

Institutions Purchasing Shares Directly	Opening an Account	Adding to an Account
By Telephone or Internet

                                                                                                                                                      A new account may not be opened by
                                                                                                                                                      telephone or internet unless the institution
                                                                                                                                                      has another Wells Fargo Advantage Fund
                                                                                                                                                      account. If the institution does not currently
                                                                                                                                                      have an account, contact your investment
                                                                                                                                                      representative.

                                                                                                                                                      To buy additional shares or to buy
                                                                                                                                                      shares in a new Fund:

                                                                                                                                                        Call Investor Services at 1-800-222-8222 or

                                                                                                                                                        Call 1-800-368-7550 for the automated phone system or

                                                                                                                                                        Visit our Web site at www.wellsfargo.com/ advantagefunds

By Wire

                                                                                                                                                          Complete and sign the Administrator Class account application

                                                                                                                                                            Call Investor Services at 1-800-222-8222 for faxing instructions

                                                                                                                                                            Use the following wiring instructions: State Street Bank & Trust Boston, MA Bank Routing Number: ABA 011000028 Wire Purchase Account: 9905-437-1 Attention: Wells Fargo Advantage Funds (Name of Fund, Account Number) Account Name: Provide your name as registered on the Fund account

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

                                                                                                                                                            Special Considerations When Investing Through Financial Intermediaries:
                                                                                                                                                             If a financial intermediary purchases Administrator Class shares on your behalf, you should understand the following:

                                                                                                                                                              Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

                                                                                                                                                              Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for Administrator Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers'beneficial ownership of the shares.

                                                                                                                                                              Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

                                                                                                                                                              Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

                                                                                                                                                                U.S. Dollars Only. All payment must be made in U.S. dollars and all checks must be drawn on U.S. banks.

                                                                                                                                                                Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

                                                                                                                                                                  Earnings Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

                                                                                                                                                                  How to Sell Shares

                                                                                                                                                                  Administrator Class shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

Institutions Selling Shares Directly	To Sell Some or All of Your Shares
By Telephone / Electronic Funds Transfer (EFT)

                                                                                                                                                                    To speak with an investor services representative call 1-800-222-8222 or use the automated phone system at 1-800-368-7550.

                                                                                                                                                                    Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

                                                                                                                                                                      Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

                                                                                                                                                                        Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.

                                                                                                                                                                        Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

By Wire

                                                                                                                                                                          To arrange for a Federal Funds wire, call 1-800-222-8222.

                                                                                                                                                                            Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

                                                                                                                                                                              Redemption proceeds are usually wired to the financial intermediary the following business day.

By Internet	Visit our Web site at www.wellsfargo.com/advantagefunds.
Through Your Investment Representative	Contact your investment representative.

                                                                                                                                                                              General Notes for Selling Shares

                                                                                                                                                                                Proper Form. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.

                                                                                                                                                                                Earnings Distributions. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.

                                                                                                                                                                                Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through Electronic Funds Transfer, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

                                                                                                                                                                                Redemption in Kind. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the Investment Company Act of 1940, and the rules thereunder. The redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received.

                                                                                                                                                                                  Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

                                                                                                                                                                                  How to Exchange Shares

                                                                                                                                                                                  Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

                                                                                                                                                                                    In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

                                                                                                                                                                                    An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

                                                                                                                                                                                    You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

                                                                                                                                                                                    Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

                                                                                                                                                                                    If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

                                                                                                                                                                                    Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

                                                                                                                                                                                    Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

                                                                                                                                                                                    Frequent Purchases and Redemptions of Fund Shares

                                                                                                                                                                                    The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

                                                                                                                                                                                    Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

                                                                                                                                                                                    The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be "blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

                                                                                                                                                                                      Money market funds;

                                                                                                                                                                                        Ultra short funds (includes Adjustable Rate Government Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund);

                                                                                                                                                                                          Purchases of shares through dividend reinvestments;

                                                                                                                                                                                            Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

                                                                                                                                                                                              Rebalancing transactions within certain asset allocation or "wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

                                                                                                                                                                                                Transactions initiated by a registered "fund of funds" or Section 529 Plan into an underlying fund investment;

                                                                                                                                                                                                  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

                                                                                                                                                                                                    Purchases below $5,000 (including purchases that are part of an exchange transaction).

                                                                                                                                                                                                    In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliates that are used exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

                                                                                                                                                                                                    A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

                                                                                                                                                                                                    Account Policies

                                                                                                                                                                                                    Advance Notice of Large Transactions
                                                                                                                                                                                                     We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

                                                                                                                                                                                                    Householding
                                                                                                                                                                                                     To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

                                                                                                                                                                                                    Retirement Accounts
                                                                                                                                                                                                     We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

                                                                                                                                                                                                      Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

                                                                                                                                                                                                        Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

                                                                                                                                                                                                        There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

                                                                                                                                                                                                        Small Account Redemptions
                                                                                                                                                                                                         We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so,we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

                                                                                                                                                                                                        Statements and Confirmations
                                                                                                                                                                                                         Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

                                                                                                                                                                                                        Electronic Delivery of Fund Documents
                                                                                                                                                                                                         You may elect to receive your Fund's prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Fund's Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

                                                                                                                                                                                                        To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Fund's Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

                                                                                                                                                                                                        Statement Inquiries
                                                                                                                                                                                                         Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

                                                                                                                                                                                                        Transaction Authorizations
                                                                                                                                                                                                         Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

                                                                                                                                                                                                        USA PATRIOT Act
                                                                                                                                                                                                         In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

                                                                                                                                                                                                        Distributions

                                                                                                                                                                                                        The Funds generally make distributions of any net investment income monthly and any realized net capital gains at least annually. Please contact your institution for distribution options. Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

                                                                                                                                                                                                        Taxes

                                                                                                                                                                                                        The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning.You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

                                                                                                                                                                                                        We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

                                                                                                                                                                                                        Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

                                                                                                                                                                                                        An individual's net long-term capital gain is subject to a reduced,maximum 15% rate of tax. These reduced rates of tax will expire after December 31, 2010. In general, reduced rates of taxation on qualified dividend income will not apply to Fund distributions. Maximum long-term capital gain income tax rates are scheduled to rise to 20% in 2011, 18% for assets held more than 5 years. Due to recent legislation, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

                                                                                                                                                                                                        Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

                                                                                                                                                                                                        If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

                                                                                                                                                                                                        Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

                                                                                                                                                                                                        In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

                                                                                                                                                                                                        Additional Performance Information

                                                                                                                                                                                                        This section contains additional information regarding performance of the Funds. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries. The sub-section below titled "Share Class Performance" provides history for specified share classes of certain Funds.

                                                                                                                                                                                                        Index Descriptions
                                                                                                                                                                                                        The "Average Annual Total Returns" table in each Fund's Fund Summary compares the Fund's returns with those of at least one broad-based market index. Below are descriptions of each such index. You cannot invest directly in an index.

Barclays Capital U.S. Corporate High Yield Bond Index

                                                                                                                                                                                                        The Barclays Capital U.S. Corporate High Yield Bond Index is an unmanaged, U.S. dollar-denominated, nonconvertible, non-investment grade debt index. The Index consists of domestic and corporate bonds rated Ba and below with a minimum outstanding amount of $150 million.

Barclays Capital U.S. Universal Bond Index

                                                                                                                                                                                                        The Barclays Capital U.S. Universal Bond Index is an unmanaged market value-weighted performance benchmark for the U.S. dollar denominated bond market, which includes investment-grade, high yield, and emerging market debt securities with maturities of one year or more.

Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated 1-5 Years Index

                                                                                                                                                                                                        The Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Years Index is an unmanaged index that generally tracks the performance of BB rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years.

Short-Term High Yield Bond Index III

                                                                                                                                                                                                        The Short-Term High Yield Bond Index III is comprised of 70% Merrill Lynch High Yield U.S. Corporates,Cash Pay, BB Rated, 1-5 Years Index and 30% Merrill Lynch High Yield U.S. Corporates, Cash Pay, B Rated, 1-5 Years Index. The Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Years Index is an unmanaged index that generally tracks the performance of BB Rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years. The Merrill Lynch High Yield U.S. Corporates, Cash Pay, B Rated, 1-5 Years Index is an unmanaged index that generally tracks the performance of B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of 1 to 5 years.

                                                                                                                                                                                                        Share Class Performance
                                                                                                                                                                                                         The performance history of share classes of certain Funds is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year
                                                                                                                                                                                                         Total Returns" and "Average Annual Total Returns" presented in the Fund Summaries. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of an applicable Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

                                                                                                                                                                                                          High Income Fund - The inception date of the Administrator Class shares was July 30, 2010. Performance shown for the Administrator Class shares prior to their inception reflects the performance of the Fund's Institutional Class shares. The Institutional Class annual returns are substantially similar to what the Administrator Class annual returns would be because the Institutional Class and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown has not been adjusted to include the higher expenses applicable to the Administrator Class shares. If the expenses of the Administrator Class were included, returns would be lower. Performance shown prior to the inception of the Institutional Class shares, which incepted on July 31, 2001, reflects the performance of the Investor Class shares and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher.

                                                                                                                                                                                                            Income Plus Fund - The inception date of the Administrator Class shares was July 30, 2010. Performance shown for the Administrator Class shares prior to their inception reflects the performance of the Fund's Institutional Class shares. The Institutional Class annual returns are substantially similar to what the Administrator Class annual returns would be because the Institutional Class and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown has not been adjusted to include the higher expenses applicable to the Administrator Class shares. If the expenses of the Administrator Class were included, returns would be lower. For periods prior to the inception of the Institutional Class, which incepted on July 18, 2008, reflect the performance of the Class A shares, and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns would be higher.

                                                                                                                                                                                                              Short-Term High Yield Bond Fund - The inception date of the Administrator Class shares was July 30, 2010. Performance shown for the Administrator Class shares prior to their inception reflects the performance of the Fund's Class A shares. The Class A annual returns are substantially similar to what the Administrator Class annual returns would be because the Class A and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown includes the higher expenses applicable to the Fund's Class A shares. If these expenses had not been included, returns would be higher. Effective June 20, 2008, the Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Performance shown for the Class A shares from its inception, February 29, 2000 through June 19, 2008, includes Advisor Class expenses and is adjusted to reflect Class A sales charges. Performance shown prior to February 29, 2000, for the Class A shares, reflects the performance of the Investor Class shares, adjusted to reflect Advisor Class expenses and Class A sales charges.

                                                                                                                                                                                                              A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. Each Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

                                                                                                                                                                                                              Financial Highlights

                                                                                                                                                                                                              Because Administrator Class shares of the High Income Fund, Income Plus Fund and Short-Term High Yield Bond Fund did not exist prior to July 30, 2010, financial highlights are not available for this class of the Funds.

                                                                                                                                                                                                              FOR MORE INFORMATION

                                                                                                                                                                                                              More information on a Fund is available free upon request, including the following documents:

                                                                                                                                                                                                              Statement of Additional Information (SAI)
                                                                                                                                                                                                              Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

                                                                                                                                                                                                              Annual/Semi-Annual Reports
                                                                                                                                                                                                              Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

                                                                                                                                                                                                              To obtain copies of the above documents or for more information about
                                                                                                                                                                                                              Wells Fargo Advantage Funds, contact us:

                                                                                                                                                                                                              By telephone:
                                                                                                                                                                                                              Individual Investors: 1-800-222-8222
                                                                                                                                                                                                              Retail Investment Professionals: 1-888-877-9275
                                                                                                                                                                                                              Institutional Investment Professionals: 1-866-765-0778

                                                                                                                                                                                                              By e-mail: wfaf@wellsfargo.com

                                                                                                                                                                                                              By mail:
                                                                                                                                                                                                              Wells Fargo Advantage Funds
                                                                                                                                                                                                              P.O. Box 8266
                                                                                                                                                                                                              Boston, MA 02266-8266

                                                                                                                                                                                                              On the Internet:
                                                                                                                                                                                                              www.wellsfargo.com/advantagefunds

                                                                                                                                                                                                              From the SEC:
                                                                                                                                                                                                              Visit the SEC's Public Reference Room in Washington,
                                                                                                                                                                                                              DC (phone 1-202-551-8090 for operational information for the SEC's Public Reference Room) or the SEC's Internet site at www.sec.gov.

                                                                                                                                                                                                              To obtain information for a fee, write or email:
                                                                                                                                                                                                              SEC's Public Reference Section
                                                                                                                                                                                                              100 "F" Street, NE
                                                                                                                                                                                                              Washington, DC 20549-0102
                                                                                                                                                                                                              publicinfo@sec.gov

© 2010 Wells Fargo Funds Management, LLC. All rights reserved	www.wellsfargo.com/advantagefunds	D70IFAM/P1003D (08-10) ICA Reg. No. 811-09253

                                                                                                                                                                                                              Prospectus

                                                                                                                                                                                                              July 30, 2010

                                                                                                                                                                                                              Administrator Class

                                                                                                                                                                                                              Wells Fargo Advantage Funds® - International Funds

Asia Pacific Fund - WFADX

                                                                                                                                                                                                              These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                                                                                                                                                                                              Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                                              Fund Summary

                                                                                                                                                                                                              A summary of information about the Fund, including: investment objective, fees and expenses, portfolio turnover, principal investment strategies and principal risks.

                                                                                                                                                                                                              The Fund

                                                                                                                                                                                                              Information about the Fund you should know before investing, including: investment objective, principal investments, principal investment strategies and principal risks.

                                                                                                                                                                                                              Organization and Management of the Fund

                                                                                                                                                                                                              Information about the Fund's organization and the companies managing your money.

                                                                                                                                                                                                              Your Account

                                                                                                                                                                                                              Information about how Fund shares are priced and how to buy, sell and exchange Fund shares.

                                                                                                                                                                                                              Other information

                                                                                                                                                                                                              Information about distributions, taxes and financial highlights.

                                                                                                                                                                                                              Asia Pacific Fund Summary

                                                                                                                                                                                                              Investment Objective

                                                                                                                                                                                                              The Fund seeks long-term capital appreciation.

                                                                                                                                                                                                              Fees and Expenses

                                                                                                                                                                                                              These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.76%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.87%
Fee Waivers	0.46%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.41%
1.	Funds Management has committed through February 28, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.40% for Administrator Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                                                                                                                              Example of Expenses

                                                                                                                                                                                                              The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Administrator Class
1 Year	$144
3 Years	$543
5 Years	$968
10 Years	$2,153

                                                                                                                                                                                                              Portfolio Turnover

                                                                                                                                                                                                              The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 185% of the average value of its portfolio.

                                                                                                                                                                                                              Principal Investment Strategies

                                                                                                                                                                                                              We invest principally in equity securities of companies in Asia or the Pacific Basin (excluding the U.S.). We define Asia Pacific Basin securities as securities: (1) issued by companies with their principal place of business or principal office in the Asia Pacific Basin; (2) issued by companies for which the principal securities trading market is in the Asia Pacific Basin; or (3) issued by companies, regardless of where their securities are traded, that derive at least 50% of their revenue or profits from goods produced or sold, investments made, or services performed in the Asia Pacific Basin or that have at least 50% of their assets in the Asia Pacific Basin. The Asia Pacific Basin region includes, among others, Australia, China, Hong Hong, India, Indonesia, Japan, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam, some of which may be considered emerging markets countries. We may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
                                                                                                                                                                                                              We look for companies with the potential for above-average sales and earnings growth, overall financial strength, competitive advantages, and capable management. We may sell a holding when it no longer has these traits. Our investment strategy includes both a top-down strategy, which takes account of overall economic and market trends in each country, and a bottom-up strategy, in which we use fundamental research for security selection. In order to take advantage of the wide range of possible opportunities in a variety of markets at different stages of economic development,we construct the portfolio seeking both growth and value situations, as well as larger and smaller capitalization stocks. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances,we will not engage in extensive foreign currency hedging. We may actively trade portfolio securities.

                                                                                                                                                                                                              Principal Investment Risks

                                                                                                                                                                                                              Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

                                                                                                                                                                                                              Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                                                                                                                                                                                                              Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

                                                                                                                                                                                                              Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

                                                                                                                                                                                                              Foreign Currency Transaction Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.

                                                                                                                                                                                                              Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

                                                                                                                                                                                                              Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

                                                                                                                                                                                                              Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                                                                                                                              Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

                                                                                                                                                                                                              Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                                                                                                                                                              Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                                              Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                                                                                                                              Regional Risk. The Fund's investments are concentrated in a specific geographical region and thus,may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus. For example, economic, political and social instability and foreign investment and exchange controls may disproportionately and adversely impact Asia or the Pacific Basin.

                                                                                                                                                                                                              Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                                                                                                                                                              Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

                                                                                                                                                                                                              Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

                                                                                                                                                                                                              Performance

                                                                                                                                                                                                              The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                                                              Calendar Year Total Returns as of 12/31 each year
                                                                                                                                                                                                              Administrator Class (incepted on July 30, 2010)1

Highest Quarter: 2nd Quarter 2009	+25.66%
Lowest Quarter: 3rd Quarter 2008	-27.80%
Year-to-date total return as of 6/30/2010 is -9.32%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	7/30/2010	32.79%	5.65%	2.59%
Administrator Class (after taxes on distributions)	7/30/2010	32.05%	2.91%	0.79%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	21.30%	3.61%	1.30%
MSCI AC Asia Pacific IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)		37.59%	5.61%	1.19%
1.	Performance shown for the Administrator Class shares prior to their inception reflects the performance of the Fund's Class A shares. The Class A annual returns are substantially similar to what the Administrator Class annual returns would be because the Class A and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown includes the higher expenses applicable to the Fund's Class A shares. If these expenses had not been included, returns would be higher.

                                                                                                                                                                                                              After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

                                                                                                                                                                                                              Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Anthony L.T. Cragg, Portfolio Manager/1993

                                                                                                                                                                                                              Summary of Important Information Regarding Purchase and Sale of Fund Shares

                                                                                                                                                                                                              Transaction Policies

                                                                                                                                                                                                              Administrator Class shares are offered for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

                                                                                                                                                                                                              Minimum Initial Investment
                                                                                                                                                                                                              Administrator Class: $1 million (certain eligible investors may not be subject to a minimum initial investment)

                                                                                                                                                                                                              Minimum Additional Investment
                                                                                                                                                                                                              Administrator Class: None

                                                                                                                                                                                                              Opening an Account
                                                                                                                                                                                                              Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

                                                                                                                                                                                                              Tax Information

                                                                                                                                                                                                              Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

                                                                                                                                                                                                              Payments to Broker-Dealers and Other Financial Intermediaries

                                                                                                                                                                                                              If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                                                                                                                                                              The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

                                                                                                                                                                                                              The Fund is distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

                                                                                                                                                                                                              Key Fund Information

                                                                                                                                                                                                              This Prospectus contains information about certain Funds within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

                                                                                                                                                                                                              In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

                                                                                                                                                                                                              Investment Objective, Principal Investments and Principal Investment Strategies

                                                                                                                                                                                                              The investment objective of the Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

                                                                                                                                                                                                                what the Fund is trying to achieve; and

                                                                                                                                                                                                                  how we intend to invest your money.

                                                                                                                                                                                                                  This section also provides a summary of the Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Fund concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

                                                                                                                                                                                                                  Principal Risk Factors

                                                                                                                                                                                                                  This section lists the principal risk factors for the Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in the Fund.

                                                                                                                                                                                                                  Asia Pacific Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Investment Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Anthony L.T. Cragg
Fund Inception:	December 31, 1993
Administrator Class	Ticker: WFADX	Fund Number: 3760

                                                                                                                                                                                                                  Investment Objective

                                                                                                                                                                                                                  The Fund seeks long-term capital appreciation.

                                                                                                                                                                                                                  Principal Investments

                                                                                                                                                                                                                  Under normal circumstances, we invest:

                                                                                                                                                                                                                    at least 80% of the Fund's net assets in Asia Pacific Basin equity securities.

                                                                                                                                                                                                                    Principal Investment Strategies

                                                                                                                                                                                                                    We invest principally in equity securities of companies in Asia or the Pacific Basin (excluding the U.S.).We define Asia Pacific Basin securities as securities: (1) issued by companies with their principal place of business or principal office in the Asia Pacific Basin; (2) issued by companies for which the principal securities trading market is in the Asia Pacific Basin; or (3) issued by companies, regardless of where their securities are traded, that derive at least 50% of their revenue or profits from goods produced or sold, investments made, or services performed in the Asia Pacific Basin or that have at least 50% of their assets in the Asia Pacific Basin. The Asia Pacific Basin region includes, among others, Australia, China, Hong Hong, India, Indonesia, Japan, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam, some of which may be considered emerging markets countries. We may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
                                                                                                                                                                                                                    We look for companies with the potential for above-average sales and earnings growth, overall financial strength, competitive advantages, and capable management. We may sell a holding when it no longer has these traits. Our investment strategy includes both a top-down strategy, which takes account of overall economic and market trends in each country, and a bottom-up strategy, in which we use fundamental research for security selection. In order to take advantage of the wide range of possible opportunities in a variety of markets at different stages of economic development, we construct the portfolio seeking both growth and value situations, as well as larger and smaller capitalization stocks. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging. We may actively trade portfolio securities.
                                                                                                                                                                                                                    The Fund may hold some of its assets in cash or in money market instruments, including U.S.Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                                                                                                                                                                                    Principal Risk Factors

                                                                                                                                                                                                                    The Fund is primarily subject to the risks mentioned below.

Active Trading Risk Counter-Party Risk Derivatives Risk Emerging Markets Risk Foreign Currency Transactions Risk Foreign Investment Risk Growth Style Investment Risk Issuer Risk	Leverage Risk Liquidity Risk Management Risk Market Risk Regional Risk Regulatory Risk Smaller Company Securities Risk Value Style Investment Risk

                                                                                                                                                                                                                    These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                                                                                                                                                                                    Description of Principal Investment Risks

                                                                                                                                                                                                                    Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on the Fund as a whole are called "principal risks." The principal risks for the Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

                                                                                                                                                                                                                    Active Trading Risk
                                                                                                                                                                                                                    Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

                                                                                                                                                                                                                    Counter-Party Risk
                                                                                                                                                                                                                    When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

                                                                                                                                                                                                                    Derivatives Risk
                                                                                                                                                                                                                    The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Certain derivative positions may be difficult to close out when a Fund's portfolio manager may believe it would be appropriate to do so. Certain derivative positions, e.g., over-the-counter swaps, are subject to counterparty risk.

                                                                                                                                                                                                                    Emerging Markets Risk
                                                                                                                                                                                                                    Emerging markets securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to certain economic changes. For example, emerging market countries are typically more dependent on exports and are therefore more vulnerable to recessions in other countries. Emerging markets may be under-capitalized and have less developed legal and financial systems than markets in the developed world. Additionally, emerging markets may have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities also may be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

                                                                                                                                                                                                                    Foreign Currency Transaction Risk
                                                                                                                                                                                                                     Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. To manage this risk, a Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to hedge against a decline in the U.S. dollar value of a security it already owns or against an increase in the value of an asset it expects to purchase. Use of hedging techniques cannot protect against exchange rate risk perfectly. If a Fund's investment advisor is incorrect in its judgment of future exchange rate relationships, a Fund could be in a less advantageous position than if such a hedge had not been established. Losses on foreign currency transactions used for hedging purposes may be reduced by gains on the assets that are the subject of a hedge. A Fund may also purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies in which a Fund's holdings are denominated. Losses on such transactions may not be reduced by gains from other Fund assets. A Fund's gains from its positions in foreign currencies may accelerate and/or recharacterize the Fund's income or gains and its distributions to shareholders. The Fund's losses from such positions may also recharacterize the Fund's income and its distributions to shareholders and may cause a return of capital to Fund shareholders.

                                                                                                                                                                                                                    Foreign Investment Risk
                                                                                                                                                                                                                    Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

                                                                                                                                                                                                                    Growth Style Investment Risk
                                                                                                                                                                                                                    Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

                                                                                                                                                                                                                    Issuer Risk
                                                                                                                                                                                                                    The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

                                                                                                                                                                                                                    Leverage Risk
                                                                                                                                                                                                                    Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

                                                                                                                                                                                                                    Liquidity Risk
                                                                                                                                                                                                                    A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                                                                                                                                                                    Management Risk
                                                                                                                                                                                                                    We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

                                                                                                                                                                                                                    Market Risk
                                                                                                                                                                                                                    The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

                                                                                                                                                                                                                    Regional Risk
                                                                                                                                                                                                                     The chance that an entire geographical region will be hurt by political, regulatory, market or economic developments or natural disasters may adversely impact the value of investments concentrated in the region. Additionally, a Fund with a regional focus may be more disproportionately and adversely impacted by regional developments than a Fund without a regional focus. For example, a Fund that has a regional focus in Asia or the Pacific Basin may be may be more disproportionately and adversely impacted by economic, political and social instability, foreign investment and foreign exchange controls and protective trade barriers and the economic conditions of trading partners of economies in the region that are heavily dependent upon international trade.

                                                                                                                                                                                                                    Regulatory Risk
                                                                                                                                                                                                                    Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

                                                                                                                                                                                                                    Smaller Company Securities Risk
                                                                                                                                                                                                                    Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

                                                                                                                                                                                                                    Value Style Investment Risk
                                                                                                                                                                                                                    Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

                                                                                                                                                                                                                    Portfolio Holdings Information

                                                                                                                                                                                                                    A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Fund's Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for the Fund. The substance of the information contained in such commentaries will also be posted to the Fund's Web site at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                                                                    Organization and Management of the Funds

                                                                                                                                                                                                                    About Wells Fargo Funds Trust

                                                                                                                                                                                                                    The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

                                                                                                                                                                                                                    The Board supervises the Fund and approves the selection of various companies hired to manage the Fund's operations. Except for the Fund's investment advisers, which generally may be changed only with shareholder approval, other service providers may be changed by the Board without shareholder approval.

                                                                                                                                                                                                                    The Investment Adviser

                                                                                                                                                                                                                    Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Fund. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Fund and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Fund. For providing these services, Funds Management is entitled to receive fees as described in the Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for the Fund is available in the Fund's semi-annual report for the fiscal half-year ended March 31, 2010.

                                                                                                                                                                                                                    For the Fund's most recent fiscal year end, the advisory fee paid to Funds Management was as follows:

Advisory Fees Paid as % of Net Assets
As a % of average daily net assets
Wells Fargo Advantage Asia Pacific Fund	0.62%

                                                                                                                                                                                                                    Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

                                                                                                                                                                                                                    For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve gains or outperformance.

                                                                                                                                                                                                                    Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator and principal underwriter.

                                                                                                                                                                                                                    These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

                                                                                                                                                                                                                    The Sub-Adviser and Portfolio Manager

                                                                                                                                                                                                                    The following sub-adviser and portfolio manager perform day-to-day investment management activities for the Fund. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Fund. The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund.

                                                                                                                                                                                                                    Wells Capital Management Incorporated (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Fund. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Fund. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

Anthony L.T. Cragg Asia Pacific Fund

                                                                                                                                                                                                                    Mr. Cragg is responsible for managing the Asia Pacific Fund, which he has managed since 1993. Mr. Cragg joined Wells Capital Management in 2005 as a portfolio manager. Prior to joining Wells Capital Management, he was a portfolio manager with Strong Capital Management, Inc. since April 1993 and developed Strong Capital Management, Inc.'s international investment activities. Education: M.A., English Literature, Christ Church, Oxford University.

                                                                                                                                                                                                                    Dormant Multi-Manager Arrangement

                                                                                                                                                                                                                    The Board has adopted a "multi-manager" arrangement for the Fund. Under this arrangement, the Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

                                                                                                                                                                                                                    Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

                                                                                                                                                                                                                    Compensation to Dealers and Shareholders Servicing Agents

                                                                                                                                                                                                                    Shareholder Servicing Plan
                                                                                                                                                                                                                    The Fund has a shareholder servicing plan. Under this plan, the Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services for the Fund's Administrator Class. For these services, the Fund's Administrator Class pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

                                                                                                                                                                                                                    Additional Payments to Dealers
                                                                                                                                                                                                                     In addition to dealer reallowances and payments made by the Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

                                                                                                                                                                                                                    In return for these Additional Payments, the Fund's adviser and distributor expect the Fund to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

                                                                                                                                                                                                                    Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

                                                                                                                                                                                                                    The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

                                                                                                                                                                                                                    The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Funds' distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

                                                                                                                                                                                                                    More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                                                                    Pricing Fund Shares

                                                                                                                                                                                                                    The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                                                                                                                                                                                                                    With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

                                                                                                                                                                                                                    With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

                                                                                                                                                                                                                    We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

                                                                                                                                                                                                                    In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

                                                                                                                                                                                                                    How to Buy Shares

                                                                                                                                                                                                                    Administrator Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Fund. Specific eligibility requirements that apply to these entities include:

                                                                                                                                                                                                                      Employee benefit plan programs that have at least $10 million in plan assets;

                                                                                                                                                                                                                      Broker-dealer managed account or wrap programs that charge an asset-based fee;

                                                                                                                                                                                                                      Registered investment adviser mutual fund wrap programs that charge an asset-based fee;

                                                                                                                                                                                                                      Internal Revenue Code Section 529 college savings plan accounts;

                                                                                                                                                                                                                      Fund of Funds including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM);

                                                                                                                                                                                                                      Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;

                                                                                                                                                                                                                      Institutions who invest a minimum initial amount of $1 million in a Fund; and

                                                                                                                                                                                                                        Under certain circumstances and for certain groups as detailed in the Fund's Statement of Additional Information.

Institutions Purchasing Shares Directly	Opening an Account	Adding to an Account
By Telephone or Internet

                                                                                                                                                                                                                        A new account may not be opened by
                                                                                                                                                                                                                        telephone or internet unless the institution
                                                                                                                                                                                                                        has another Wells Fargo Advantage Fund
                                                                                                                                                                                                                        account. If the institution does not currently
                                                                                                                                                                                                                        have an account, contact your investment
                                                                                                                                                                                                                        representative.

                                                                                                                                                                                                                        To buy additional shares or to buy
                                                                                                                                                                                                                        shares in a new Fund:

                                                                                                                                                                                                                          Call Investor Services at 1-800-222-8222 or

                                                                                                                                                                                                                          Call 1-800-368-7550 for the automated phone system or

                                                                                                                                                                                                                          Visit our Web site at www.wellsfargo.com/ advantagefunds

By Wire

                                                                                                                                                                                                                            Complete and sign the Administrator Class account application

                                                                                                                                                                                                                              Call Investor Services at 1-800-222-8222 for faxing instructions

                                                                                                                                                                                                                              Use the following wiring instructions: State Street Bank & Trust Boston, MA Bank Routing Number: ABA 011000028 Wire Purchase Account: 9905-437-1 Attention: Wells Fargo Advantage Funds (Name of Fund, Account Number) Account Name: Provide your name as registered on the Fund account

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

                                                                                                                                                                                                                              Special Considerations When Investing Through Financial Intermediaries:
                                                                                                                                                                                                                               If a financial intermediary purchases Administrator Class shares on your behalf, you should understand the following:

                                                                                                                                                                                                                                Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

                                                                                                                                                                                                                                Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for Administrator Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers'beneficial ownership of the shares.

                                                                                                                                                                                                                                Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Fund and for delivering required payment on a timely basis.

                                                                                                                                                                                                                                Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Fund, and for transmitting shareholder voting instructions to the Fund.

                                                                                                                                                                                                                                  U.S. Dollars Only. All payment must be made in U.S. dollars and all checks must be drawn on U.S. banks.

                                                                                                                                                                                                                                  Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

                                                                                                                                                                                                                                    Earnings Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

                                                                                                                                                                                                                                    How to Sell Shares

                                                                                                                                                                                                                                    Administrator Class shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

Institutions Selling Shares Directly	To Sell Some or All of Your Shares
By Telephone / Electronic Funds Transfer (EFT)

                                                                                                                                                                                                                                      To speak with an investor services representative call 1-800-222-8222 or use the automated phone system at 1-800-368-7550.

                                                                                                                                                                                                                                      Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

                                                                                                                                                                                                                                        Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

                                                                                                                                                                                                                                          Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.

                                                                                                                                                                                                                                          Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

By Wire

                                                                                                                                                                                                                                            To arrange for a Federal Funds wire, call 1-800-222-8222.

                                                                                                                                                                                                                                              Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

                                                                                                                                                                                                                                                Redemption proceeds are usually wired to the financial intermediary the following business day.

By Internet	Visit our Web site at www.wellsfargo.com/advantagefunds.
Through Your Investment Representative	Contact your investment representative.

                                                                                                                                                                                                                                                General Notes for Selling Shares

                                                                                                                                                                                                                                                  Proper Form. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.

                                                                                                                                                                                                                                                  Earnings Distributions. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.

                                                                                                                                                                                                                                                  Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through Electronic Funds Transfer, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

                                                                                                                                                                                                                                                  Redemption in Kind. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the Investment Company Act of 1940, and the rules thereunder. The redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received.

                                                                                                                                                                                                                                                    Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

                                                                                                                                                                                                                                                    How to Exchange Shares

                                                                                                                                                                                                                                                    Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

                                                                                                                                                                                                                                                      In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

                                                                                                                                                                                                                                                      An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

                                                                                                                                                                                                                                                      You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

                                                                                                                                                                                                                                                      Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

                                                                                                                                                                                                                                                      If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

                                                                                                                                                                                                                                                        Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

                                                                                                                                                                                                                                                        Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

                                                                                                                                                                                                                                                        Frequent Purchases and Redemptions of Fund Shares

                                                                                                                                                                                                                                                        The Fund reserves the right to reject any purchase or exchange order for any reason. The Fund is not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

                                                                                                                                                                                                                                                        Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

                                                                                                                                                                                                                                                        The Fund actively discourages and takes steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Fund's policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Fund takes steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be"blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

                                                                                                                                                                                                                                                          Money market funds;

                                                                                                                                                                                                                                                            Ultra-short funds (including Adjustable Rate Government Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund);

                                                                                                                                                                                                                                                              Purchases of shares through dividend reinvestments;

                                                                                                                                                                                                                                                                Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

                                                                                                                                                                                                                                                                  Rebalancing transactions within certain asset allocation or"wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

                                                                                                                                                                                                                                                                    Transactions initiated by a registered "fund of funds"or Section 529 Plan into an underlying fund investment;

                                                                                                                                                                                                                                                                      Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

                                                                                                                                                                                                                                                                        Purchases below $5,000 (including purchases that are part of an exchange transaction).

                                                                                                                                                                                                                                                                        In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliates that are used exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

                                                                                                                                                                                                                                                                        A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

                                                                                                                                                                                                                                                                        Account Policies

                                                                                                                                                                                                                                                                        Advance Notice of Large Transactions
                                                                                                                                                                                                                                                                         We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.

                                                                                                                                                                                                                                                                        Householding
                                                                                                                                                                                                                                                                         To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

                                                                                                                                                                                                                                                                        Retirement Accounts
                                                                                                                                                                                                                                                                         We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

                                                                                                                                                                                                                                                                          Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

                                                                                                                                                                                                                                                                            Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

                                                                                                                                                                                                                                                                            There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above.You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

                                                                                                                                                                                                                                                                            Small Account Redemptions
                                                                                                                                                                                                                                                                             We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so,we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

                                                                                                                                                                                                                                                                            Statements and Confirmations
                                                                                                                                                                                                                                                                             Statements summarizing activity in your account are mailed quarterly.Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions.Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

                                                                                                                                                                                                                                                                            Electronic Delivery of Fund Documents
                                                                                                                                                                                                                                                                             You may elect to receive your Fund prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Fund's Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

                                                                                                                                                                                                                                                                            To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Fund's Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

                                                                                                                                                                                                                                                                            Statement Inquiries
                                                                                                                                                                                                                                                                             Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

                                                                                                                                                                                                                                                                            Transaction Authorizations
                                                                                                                                                                                                                                                                             Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

                                                                                                                                                                                                                                                                            USA PATRIOT Act
                                                                                                                                                                                                                                                                             In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address.Corporate, trust and other entity accounts require additional documentation.This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity,we reserve the right to redeem your account at the current day's NAV.You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

                                                                                                                                                                                                                                                                            Distributions

                                                                                                                                                                                                                                                                            The Fund generally makes distributions of any net investment income and any realized net capital gains at least annually. Please contact your institution for distribution options. Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

                                                                                                                                                                                                                                                                            Taxes

                                                                                                                                                                                                                                                                            The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting a Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning.You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

                                                                                                                                                                                                                                                                            We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

                                                                                                                                                                                                                                                                            Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

                                                                                                                                                                                                                                                                            An individual's net long-term capital gain is subject to a reduced,maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax, as long as certain holding period requirements are met. These reduced rates of tax will expire after December 31, 2010. Maximum long-term capital gain income tax rates are scheduled to rise to 20% in 2011, 18% for assets held more than 5 years. Due to recent legislation, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

                                                                                                                                                                                                                                                                            Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

                                                                                                                                                                                                                                                                            If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. A Fund has built up, or has the potential to build up, high levels of unrealized appreciation.

                                                                                                                                                                                                                                                                            Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

                                                                                                                                                                                                                                                                            In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

                                                                                                                                                                                                                                                                            Additional Performance Information

                                                                                                                                                                                                                                                                            This section contains additional information regarding performance of the Fund. The sub-section below titled "Index Description" defines the market indicies that referenced in the Fund Summary. The sub-section entitled "Share Class Performance" provides history for specified share classes of certain Funds.

                                                                                                                                                                                                                                                                            Index Description
                                                                                                                                                                                                                                                                             The "Average Annual Total Returns" table in the Fund's Fund Summary compares the Fund's returns with those of at least one broad-based or other market index. Below are descriptions of each such index. You cannot invest directly in an index.

MSCI AC Asia Pacific IndexSM

                                                                                                                                                                                                                                                                            The Morgan Stanley Capital International All Country Asia Pacific ("MSCI AC Asia Pacific") Index is a total return, capitalization-weighted index that measures the performance of stock markets in 15 Pacific region countries, including Australia, China, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan and Thailand.

1.	Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminaied in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.mscibarra.com)

                                                                                                                                                                                                                                                                            Share Class Performance
                                                                                                                                                                                                                                                                             The performance history of share classes of the Fund is included below due to events such as a share class's commencement of operations, the Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summaries. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of the Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

                                                                                                                                                                                                                                                                              Asia Pacific Fund - Administrator Class Shares. The inception date of the Administrator Class shares was July 30, 2010. Performance shown for the Administrator Class shares prior to their inception reflects the performance of the Fund's Class A shares. The Class A annual returns are substantially similar to what the Administrator Class annual returns would be because the Class A and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown includes the higher expenses applicable to the Fund's Class A shares. If these expenses had not been included, returns would be higher. Performance shown prior to the inception of the Class A shares on July 31, 2007 reflects the performance of the Fund's Investor Class shares and includes the higher expenses applicable to the Fund's Investor Class shares. Performance shown prior to the inception of the Fund's Class A shares also reflects Class A sales charges.

                                                                                                                                                                                                                                                                              A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. The Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

                                                                                                                                                                                                                                                                              Financial Highlights

                                                                                                                                                                                                                                                                              Because Administrator Class shares of the Fund did not exist prior to July 30, 2010, financial highlights are not available for this class of the Fund.

                                                                                                                                                                                                                                                                              FOR MORE INFORMATION

                                                                                                                                                                                                                                                                              More information on a Fund is available free upon request, including the following documents:

                                                                                                                                                                                                                                                                              Statement of Additional Information (SAI)
                                                                                                                                                                                                                                                                              Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

                                                                                                                                                                                                                                                                              Annual/Semi-Annual Reports
                                                                                                                                                                                                                                                                              Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

                                                                                                                                                                                                                                                                              To obtain copies of the above documents or for more information about
                                                                                                                                                                                                                                                                              Wells Fargo Advantage Funds, contact us:

                                                                                                                                                                                                                                                                              By telephone:
                                                                                                                                                                                                                                                                              Individual Investors: 1-800-222-8222
                                                                                                                                                                                                                                                                              Retail Investment Professionals: 1-888-877-9275
                                                                                                                                                                                                                                                                              Institutional Investment Professionals: 1-866-765-0778

                                                                                                                                                                                                                                                                              By e-mail: wfaf@wellsfargo.com

                                                                                                                                                                                                                                                                              By mail:
                                                                                                                                                                                                                                                                              Wells Fargo Advantage Funds
                                                                                                                                                                                                                                                                              P.O. Box 8266
                                                                                                                                                                                                                                                                              Boston, MA 02266-8266

                                                                                                                                                                                                                                                                              On the Internet:
                                                                                                                                                                                                                                                                              www.wellsfargo.com/advantagefunds

                                                                                                                                                                                                                                                                              From the SEC:
                                                                                                                                                                                                                                                                              Visit the SEC's Public Reference Room in Washington,
                                                                                                                                                                                                                                                                              DC (phone 1-202-551-8090 for operational information for the SEC's Public Reference Room) or the SEC's Internet site at www.sec.gov.

                                                                                                                                                                                                                                                                              To obtain information for a fee, write or email:
                                                                                                                                                                                                                                                                              SEC's Public Reference Section
                                                                                                                                                                                                                                                                              100 "F" Street, NE
                                                                                                                                                                                                                                                                              Washington, DC 20549-0102
                                                                                                                                                                                                                                                                              publicinfo@sec.gov

© 2010 Wells-Fargo Funds Management, LLC. All rights reserved	www.wellsfargo.com/advantagefunds	E70IEAM/P303E 07/10 ICA Reg. No. 811-09253

                                                                                                                                                                                                                                                                              Prospectus

                                                                                                                                                                                                                                                                              July 30, 2010

                                                                                                                                                                                                                                                                              Institutional Class

                                                                                                                                                                                                                                                                               Wells Fargo Advantage Funds® - International Funds

Asia Pacific Fund - WFPIX

                                                                                                                                                                                                                                                                              These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                                                                                                                                                                                                                                                              Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                                                                                                              Fund Summary

                                                                                                                                                                                                                                                                              A summary of information about the Fund, including: investment objective, fees and expenses, portfolio turnover, principal investment strategies and principal risks.

                                                                                                                                                                                                                                                                              The Fund

                                                                                                                                                                                                                                                                              Information about the Fund you should know before investing, including: investment objective, principal investments, principal investment strategies and principal risks.

                                                                                                                                                                                                                                                                              Organization and Management of the Fund

                                                                                                                                                                                                                                                                              Information about the Fund's organization and the companies managing your money.

                                                                                                                                                                                                                                                                              Your Account

                                                                                                                                                                                                                                                                              Information about how Fund shares are priced and how to buy, sell and exchange Fund shares.

                                                                                                                                                                                                                                                                              Other information

                                                                                                                                                                                                                                                                              Information about distributions, taxes and financial highlights.

                                                                                                                                                                                                                                                                              Asia Pacific Fund Summary

                                                                                                                                                                                                                                                                              Investment Objective

                                                                                                                                                                                                                                                                              The Fund seeks long-term capital appreciation.

                                                                                                                                                                                                                                                                              Fees and Expenses

                                                                                                                                                                                                                                                                              These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.49%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.60%
Fee Waivers	0.34%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.26%
1.	Funds Management has committed through February 28, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.25% for Institutional Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                                                                                                                                                                                              Example of Expenses

                                                                                                                                                                                                                                                                              The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Institutional Class
1 Year	$128
3 Years	$472
5 Years	$839
10 Years	$1,872

                                                                                                                                                                                                                                                                              Portfolio Turnover

                                                                                                                                                                                                                                                                              The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 185% of the average value of its portfolio.

                                                                                                                                                                                                                                                                              Principal Investment Strategies

                                                                                                                                                                                                                                                                              We invest principally in equity securities of companies in Asia or the Pacific Basin (excluding the U.S.). We define Asia Pacific Basin securities as securities: (1) issued by companies with their principal place of business or principal office in the Asia Pacific Basin; (2) issued by companies for which the principal securities trading market is in the Asia Pacific Basin; or (3) issued by companies, regardless of where their securities are traded, that derive at least 50% of their revenue or profits from goods produced or sold, investments made, or services performed in the Asia Pacific Basin or that have at least 50% of their assets in the Asia Pacific Basin. The Asia Pacific Basin region includes, among others, Australia, China, Hong Hong, India, Indonesia, Japan, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam, some of which may be considered emerging markets countries. We may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
                                                                                                                                                                                                                                                                              We look for companies with the potential for above-average sales and earnings growth, overall financial strength, competitive advantages, and capable management. We may sell a holding when it no longer has these traits. Our investment strategy includes both a top-down strategy, which takes account of overall economic and market trends in each country, and a bottom-up strategy, in which we use fundamental research for security selection. In order to take advantage of the wide range of possible opportunities in a variety of markets at different stages of economic development,we construct the portfolio seeking both growth and value situations, as well as larger and smaller capitalization stocks. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances,we will not engage in extensive foreign currency hedging. We may actively trade portfolio securities.

                                                                                                                                                                                                                                                                              Principal Investment Risks

                                                                                                                                                                                                                                                                              Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

                                                                                                                                                                                                                                                                              Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                                                                                                                                                                                                                                                                              Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

                                                                                                                                                                                                                                                                              Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

                                                                                                                                                                                                                                                                              Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.

                                                                                                                                                                                                                                                                              Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

                                                                                                                                                                                                                                                                              Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

                                                                                                                                                                                                                                                                              Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                                                                                                                                                                                              Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

                                                                                                                                                                                                                                                                              Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                                                                                                                                                                                                                              Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                                                                                                              Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                                                                                                                                                                                              Regional Risk. The Fund's investments are concentrated in a specific geographical region and thus,may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus. For example, economic, political and social instability and foreign investment and exchange controls may disproportionately and adversely impact Asia or the Pacific Basin.

                                                                                                                                                                                                                                                                              Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                                                                                                                                                                                                                              Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

                                                                                                                                                                                                                                                                              Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

                                                                                                                                                                                                                                                                              Performance

                                                                                                                                                                                                                                                                              The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                                                                                                                              Calendar Year Total Returns as of 12/31 each year
                                                                                                                                                                                                                                                                              Institutional Class (incepted on July 30, 2010)1

Highest Quarter: 2nd Quarter 2009	+25.66%
Lowest Quarter: 3rd Quarter 2008	-27.80%
Year-to-date total return as of 6/30/2010 is -9.32%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	7/30/2010	32.79%	5.65%	2.59%
Institutional Class (after taxes on distributions)	7/30/2010	32.05%	2.91%	0.79%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	21.30%	3.61%	1.30%
MSCI AC Asia Pacific IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)		37.59%	5.61%	1.19%
1.	Performance shown for the Institutional Class shares prior to their inception reflects the performance of the Fund's Class A shares. The Class A annual returns are substantially similar to what the Institutional Class annual returns would be because the Class A and Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown includes the higher expenses applicable to the Fund's Class A shares. If these expenses had not been included, returns would be higher.

                                                                                                                                                                                                                                                                              After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

                                                                                                                                                                                                                                                                              Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Anthony L.T. Cragg, Portfolio Manager/1993

                                                                                                                                                                                                                                                                              Summary of Important Information Regarding Purchase and Sale of Fund Shares

                                                                                                                                                                                                                                                                              Transaction Policies

                                                                                                                                                                                                                                                                              Institutional Class shares are offered for primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

                                                                                                                                                                                                                                                                              Minimum Initial Investment
                                                                                                                                                                                                                                                                              Institutional Class: $5 million (certain eligible investors may not be subject to a minimum initial investment)

                                                                                                                                                                                                                                                                              Minimum Additional Investment
                                                                                                                                                                                                                                                                              Institutional Class: None

                                                                                                                                                                                                                                                                              Opening an Account
                                                                                                                                                                                                                                                                              Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston,MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

                                                                                                                                                                                                                                                                              Tax Information

                                                                                                                                                                                                                                                                              Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

                                                                                                                                                                                                                                                                              Payments to Broker-Dealers and Other Financial Intermediaries

                                                                                                                                                                                                                                                                              If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                                                                                                                                                                                                                              The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

                                                                                                                                                                                                                                                                              The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

                                                                                                                                                                                                                                                                              Key Fund Information

                                                                                                                                                                                                                                                                              This Prospectus contains information about certain Funds within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

                                                                                                                                                                                                                                                                              In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

                                                                                                                                                                                                                                                                              Investment Objective, Principal Investments and Principal Investment Strategies

                                                                                                                                                                                                                                                                              The investment objective of the Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

                                                                                                                                                                                                                                                                                what the Fund is trying to achieve; and

                                                                                                                                                                                                                                                                                  how we intend to invest your money.

                                                                                                                                                                                                                                                                                  This section also provides a summary of the Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Fund concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

                                                                                                                                                                                                                                                                                  Principal Risk Factors

                                                                                                                                                                                                                                                                                  This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

                                                                                                                                                                                                                                                                                  Asia Pacific Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Investment Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Anthony L.T. Cragg
Fund Inception:	December 31, 1993
Institutional Class	Ticker: WFPIX	Fund Number: 4145

                                                                                                                                                                                                                                                                                  Investment Objective

                                                                                                                                                                                                                                                                                  The Fund seeks long-term capital appreciation.

                                                                                                                                                                                                                                                                                  Principal Investments

                                                                                                                                                                                                                                                                                  Under normal circumstances, we invest:

                                                                                                                                                                                                                                                                                    at least 80% of the Fund's net assets in Asia Pacific Basin equity securities.

                                                                                                                                                                                                                                                                                    Principal Investment Strategies

                                                                                                                                                                                                                                                                                    We invest principally in equity securities of companies in Asia or the Pacific Basin (excluding the U.S.).We define Asia Pacific Basin securities as securities: (1) issued by companies with their principal place of business or principal office in the Asia Pacific Basin; (2) issued by companies for which the principal securities trading market is in the Asia Pacific Basin; or (3) issued by companies, regardless of where their securities are traded, that derive at least 50% of their revenue or profits from goods produced or sold, investments made, or services performed in the Asia Pacific Basin or that have at least 50% of their assets in the Asia Pacific Basin. The Asia Pacific Basin region includes, among others, Australia, China, Hong Hong, India, Indonesia, Japan, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam, some of which may be considered emerging markets countries. We may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.
                                                                                                                                                                                                                                                                                    We look for companies with the potential for above-average sales and earnings growth, overall financial strength, competitive advantages, and capable management. We may sell a holding when it no longer has these traits. Our investment strategy includes both a top-down strategy, which takes account of overall economic and market trends in each country, and a bottom-up strategy, in which we use fundamental research for security selection. In order to take advantage of the wide range of possible opportunities in a variety of markets at different stages of economic development, we construct the portfolio seeking both growth and value situations, as well as larger and smaller capitalization stocks. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging. We may actively trade portfolio securities.
                                                                                                                                                                                                                                                                                    The Fund may hold some of its assets in cash or in money market instruments, including U.S.Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                                                                                                                                                                                                                                                    Principal Risk Factors

                                                                                                                                                                                                                                                                                    The Fund is primarily subject to the risks mentioned below.

Active Trading Risk Counter-Party Risk Derivatives Risk Emerging Markets Risk Foreign Currency Transactions Risk Foreign Investment Risk Growth Style Investment Risk Issuer Risk	Leverage Risk Liquidity Risk Management Risk Market Risk Regional Risk Regulatory Risk Smaller Company Securities Risk Value Style Investment Risk

                                                                                                                                                                                                                                                                                    These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                                                                                                                                                                                                                                                    Description of Principal Investment Risks

                                                                                                                                                                                                                                                                                    Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on the Fund as a whole are called "principal risks." The principal risks for the Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

                                                                                                                                                                                                                                                                                    Active Trading Risk
                                                                                                                                                                                                                                                                                    Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

                                                                                                                                                                                                                                                                                    Counter-Party Risk
                                                                                                                                                                                                                                                                                    When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

                                                                                                                                                                                                                                                                                    Derivatives Risk
                                                                                                                                                                                                                                                                                    The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Certain derivative positions may be difficult to close out when a Fund's portfolio manager may believe it would be appropriate to do so. Certain derivative positions, e.g., over-the-counter swaps, are subject to counterparty risk.

                                                                                                                                                                                                                                                                                    Emerging Markets Risk
                                                                                                                                                                                                                                                                                    Emerging markets securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to certain economic changes. For example, emerging market countries are typically more dependent on exports and are therefore more vulnerable to recessions in other countries. Emerging markets may be under-capitalized and have less developed legal and financial systems than markets in the developed world. Additionally, emerging markets may have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities also may be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

                                                                                                                                                                                                                                                                                    Foreign Currency Transactions Risk
                                                                                                                                                                                                                                                                                    Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. To manage this risk, a Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to hedge against a decline in the U.S. dollar value of a security it already owns or against an increase in the value of an asset it expects to purchase. Use of hedging techniques cannot protect against exchange rate risk perfectly. If a Fund's investment advisor is incorrect in its judgment of future exchange rate relationships, a Fund could be in a less advantageous position than if such a hedge had not been established. Losses on foreign currency transactions used for hedging purposes may be reduced by gains on the assets that are the subject of a hedge. A Fund may also purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies in which a Fund's holdings are denominated. Losses on such transactions may not be reduced by gains from other Fund assets. A Fund's gains from its positions in foreign currencies may accelerate and/or recharacterize the Fund's income or gains and its distributions to shareholders. The Fund's losses from such positions may also recharacterize the Fund's income and its distributions to shareholders and may cause a return of capital to Fund shareholders.

                                                                                                                                                                                                                                                                                    Foreign Investment Risk
                                                                                                                                                                                                                                                                                    Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

                                                                                                                                                                                                                                                                                    Growth Style Investment Risk
                                                                                                                                                                                                                                                                                    Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

                                                                                                                                                                                                                                                                                    Issuer Risk
                                                                                                                                                                                                                                                                                    The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

                                                                                                                                                                                                                                                                                    Leverage Risk
                                                                                                                                                                                                                                                                                    Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

                                                                                                                                                                                                                                                                                    Liquidity Risk
                                                                                                                                                                                                                                                                                    A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                                                                                                                                                                                                                                    Management Risk
                                                                                                                                                                                                                                                                                    We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

                                                                                                                                                                                                                                                                                    Market Risk
                                                                                                                                                                                                                                                                                    The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

                                                                                                                                                                                                                                                                                    Regional Risk
                                                                                                                                                                                                                                                                                     The chance that an entire geographical region will be hurt by political, regulatory, market or economic developments or natural disasters may adversely impact the value of investments concentrated in the region. Additionally, a Fund with a regional focus may be more disproportionately and adversely impacted by regional developments than a Fund without a regional focus. For example, a Fund that has a regional focus in Asia or the Pacific Basin may be may be more disproportionately and adversely impacted by economic, political and social instability, foreign investment and foreign exchange controls and protective trade barriers and the economic conditions of trading partners of economies in the region that are heavily dependent upon international trade.

                                                                                                                                                                                                                                                                                    Regulatory Risk
                                                                                                                                                                                                                                                                                    Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

                                                                                                                                                                                                                                                                                    Smaller Company Securities Risk
                                                                                                                                                                                                                                                                                    Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

                                                                                                                                                                                                                                                                                    Value Style Investment Risk
                                                                                                                                                                                                                                                                                    Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

                                                                                                                                                                                                                                                                                    Portfolio Holdings Information

                                                                                                                                                                                                                                                                                    A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Fund's Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for the Fund. The substance of the information contained in such commentaries will also be posted to the Fund's Web site at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                                                                                                                                    Organization and Management of the Funds

                                                                                                                                                                                                                                                                                    About Wells Fargo Funds Trust

                                                                                                                                                                                                                                                                                    The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

                                                                                                                                                                                                                                                                                    The Board supervises the Fund and approves the selection of various companies hired to manage the Fund's operations. Except for the Fund's investment advisers, which generally may be changed only with shareholder approval, other service providers may be changed by the Board without shareholder approval.

                                                                                                                                                                                                                                                                                    The Investment Adviser

                                                                                                                                                                                                                                                                                    Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Fund. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Fund and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Fund. For providing these services, Funds Management is entitled to receive fees as described in the Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for the Fund is available in the Fund's semi-annual report for the fiscal half-year ended March 31, 2010.

                                                                                                                                                                                                                                                                                    For the Fund's most recent fiscal year end, the advisory fee paid to Funds Management was as follows:

Advisory Fees Paid as % of Net Assets
As a % of average daily net assets
Wells Fargo Advantage Asia Pacific Fund	0.62%

                                                                                                                                                                                                                                                                                    Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

                                                                                                                                                                                                                                                                                    For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve gains or outperformance.

                                                                                                                                                                                                                                                                                    Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator and principal underwriter.

                                                                                                                                                                                                                                                                                    These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

                                                                                                                                                                                                                                                                                    The Sub-Adviser and Portfolio Manager

                                                                                                                                                                                                                                                                                    The following sub-adviser and portfolio manager perform day-to-day investment management activities for the Fund. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Fund. The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund.

                                                                                                                                                                                                                                                                                    Wells Capital Management Incorporated (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Fund. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Fund. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

Anthony L.T. Cragg Asia Pacific Fund

                                                                                                                                                                                                                                                                                    Mr. Cragg is responsible for managing the Asia Pacific Fund, which he has managed since 1993. Mr. Cragg joined Wells Capital Management in 2005 as a portfolio manager. Prior to joining Wells Capital Management, he was a portfolio manager with Strong Capital Management, Inc. since April 1993 and developed Strong Capital Management, Inc.'s international investment activities. Education: M.A., English Literature, Christ Church, Oxford University.

                                                                                                                                                                                                                                                                                    Dormant Multi-Manager Arrangement

                                                                                                                                                                                                                                                                                    The Board has adopted a "multi-manager" arrangement for the Fund. Under this arrangement, the Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

                                                                                                                                                                                                                                                                                    Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

                                                                                                                                                                                                                                                                                    Compensation to Dealers and Shareholders Servicing Agents

                                                                                                                                                                                                                                                                                    Additional Payments to Dealers
                                                                                                                                                                                                                                                                                     In addition to dealer reallowances and payments made by the Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or its affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

                                                                                                                                                                                                                                                                                    In return for these Additional Payments, the Fund's adviser and distributor expect the Fund to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

                                                                                                                                                                                                                                                                                    Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

                                                                                                                                                                                                                                                                                    The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

                                                                                                                                                                                                                                                                                    The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above.The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

                                                                                                                                                                                                                                                                                    More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                                                                                                                                    Pricing Fund Shares

                                                                                                                                                                                                                                                                                    The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                                                                                                                                                                                                                                                                                    With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

                                                                                                                                                                                                                                                                                    With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

                                                                                                                                                                                                                                                                                    We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

                                                                                                                                                                                                                                                                                    In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

                                                                                                                                                                                                                                                                                    How to Buy Shares

                                                                                                                                                                                                                                                                                    Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds. Specific eligibility requirements that apply to these entities include:

                                                                                                                                                                                                                                                                                      Employee benefit plan programs that have at least $100 million in plan assets;

                                                                                                                                                                                                                                                                                        Broker-dealer managed account or wrap programs that charge an asset-based fee and have program assets of at least $100 million;

                                                                                                                                                                                                                                                                                          Registered investment adviser mutual fund wrap programs that charge an asset-based fee and have program assets of at least $100 million;

                                                                                                                                                                                                                                                                                            Internal Revenue Code Section 529 college savings plan accounts;

                                                                                                                                                                                                                                                                                            Fund of Funds including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM);

                                                                                                                                                                                                                                                                                              Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;

                                                                                                                                                                                                                                                                                                Institutions who invest a minimum initial amount of $5 million in a Fund; and

                                                                                                                                                                                                                                                                                                  Under certain circumstances and for certain groups as detailed in the Funds' Statement of Additional Information.

Institutions Purchasing Shares Directly	Opening an Account	Adding to an Account
By Telephone or Internet

                                                                                                                                                                                                                                                                                                  A new account may not be opened by telephone or internet unless the institution has another Wells Fargo Advantage Fund account. If the institution does not currently have an account, contact your investment representative.

                                                                                                                                                                                                                                                                                                  To buy additional shares or to buy
                                                                                                                                                                                                                                                                                                  shares in a new Fund:

                                                                                                                                                                                                                                                                                                    Call Investor Services at 1-800-222-8222 or

                                                                                                                                                                                                                                                                                                    Call 1-800-368-7550 for the automated phone system or

                                                                                                                                                                                                                                                                                                    Visit our Web site at www.wellsfargo.com/ advantagefunds

By Wire

                                                                                                                                                                                                                                                                                                      Complete and sign the Institutional Class account application.

                                                                                                                                                                                                                                                                                                      Call Investor Services at 1-800-222-8222 for faxing instructions.

                                                                                                                                                                                                                                                                                                      Use the following wiring instructions: State Street Bank & Trust Boston, MA Bank Routing Number: ABA 011000028 Wire Purchase Account: 9905-437-1 Attention: Wells Fargo Advantage Funds (Name of Fund, Account Number) Account Name: Provide your name as registered on the Fund account.

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

                                                                                                                                                                                                                                                                                                      Special Considerations When Investing Through Financial Intermediaries:
                                                                                                                                                                                                                                                                                                       If a financial intermediary purchases Institutional Class shares on your behalf, you should understand the following:

                                                                                                                                                                                                                                                                                                        Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

                                                                                                                                                                                                                                                                                                        Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for Institutional Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers' beneficial ownership of the shares.

                                                                                                                                                                                                                                                                                                        Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

                                                                                                                                                                                                                                                                                                        Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

                                                                                                                                                                                                                                                                                                          U.S. Dollars Only. All payment must be made in U.S. dollars and all checks must be drawn on U.S. banks.

                                                                                                                                                                                                                                                                                                          Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

                                                                                                                                                                                                                                                                                                            Earnings Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

                                                                                                                                                                                                                                                                                                            How to Sell Shares

                                                                                                                                                                                                                                                                                                            Institutional Class shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

Institutions Selling Shares Directly	To Sell Some or All of Your Shares
By Telephone / Electronic Funds Transfer (EFT)

                                                                                                                                                                                                                                                                                                              To speak with an investor services representative call 1-800-222-8222 or use the automated phone system at 1-800-368-7550.

                                                                                                                                                                                                                                                                                                              Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

                                                                                                                                                                                                                                                                                                                Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

                                                                                                                                                                                                                                                                                                                  Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.

                                                                                                                                                                                                                                                                                                                  Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

By Wire

                                                                                                                                                                                                                                                                                                                    To arrange for a Federal Funds wire, call 1-800-222-8222.

                                                                                                                                                                                                                                                                                                                      Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

                                                                                                                                                                                                                                                                                                                        Redemption proceeds are usually wired to the financial intermediary the following business day.

By Internet	Visit our Web site at www.wellsfargo.com/advantagefunds.
Through Your Investment Representative	Contact your investment representative.

                                                                                                                                                                                                                                                                                                                        General Notes for Selling Shares

                                                                                                                                                                                                                                                                                                                          Proper Form. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.

                                                                                                                                                                                                                                                                                                                          Earnings Distributions. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.

                                                                                                                                                                                                                                                                                                                          Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through Electronic Funds Transfer, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

                                                                                                                                                                                                                                                                                                                          Redemption in Kind. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the Investment Company Act of 1940, and the rules thereunder. The redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received.

                                                                                                                                                                                                                                                                                                                            Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

                                                                                                                                                                                                                                                                                                                            How to Exchange Shares

                                                                                                                                                                                                                                                                                                                            Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

                                                                                                                                                                                                                                                                                                                              In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

                                                                                                                                                                                                                                                                                                                              An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

                                                                                                                                                                                                                                                                                                                              You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

                                                                                                                                                                                                                                                                                                                              Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

                                                                                                                                                                                                                                                                                                                              If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

                                                                                                                                                                                                                                                                                                                              Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

                                                                                                                                                                                                                                                                                                                              Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

                                                                                                                                                                                                                                                                                                                              Frequent Purchases and Redemptions of Fund Shares

                                                                                                                                                                                                                                                                                                                              The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

                                                                                                                                                                                                                                                                                                                              Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

                                                                                                                                                                                                                                                                                                                              The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be "blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

                                                                                                                                                                                                                                                                                                                                Money market funds;

                                                                                                                                                                                                                                                                                                                                  Ultra short funds (includes Adjustable Rate Government Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund);

                                                                                                                                                                                                                                                                                                                                    Purchases of shares through dividend reinvestments;

                                                                                                                                                                                                                                                                                                                                      Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

                                                                                                                                                                                                                                                                                                                                        Rebalancing transactions within certain asset allocation or "wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

                                                                                                                                                                                                                                                                                                                                          Transactions initiated by a registered "fund of funds" or Section 529 Plan into an underlying fund investment;

                                                                                                                                                                                                                                                                                                                                            Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

                                                                                                                                                                                                                                                                                                                                              Purchases below $5,000 (including purchases that are part of an exchange transaction).

                                                                                                                                                                                                                                                                                                                                              In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliates that are used exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

                                                                                                                                                                                                                                                                                                                                              A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

                                                                                                                                                                                                                                                                                                                                              Account Policies

                                                                                                                                                                                                                                                                                                                                              Advance Notice of Large Transactions
                                                                                                                                                                                                                                                                                                                                               We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.

                                                                                                                                                                                                                                                                                                                                              Householding
                                                                                                                                                                                                                                                                                                                                               To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

                                                                                                                                                                                                                                                                                                                                              Retirement Accounts
                                                                                                                                                                                                                                                                                                                                               We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

                                                                                                                                                                                                                                                                                                                                                Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

                                                                                                                                                                                                                                                                                                                                                  Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

                                                                                                                                                                                                                                                                                                                                                  There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above.You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

                                                                                                                                                                                                                                                                                                                                                  Small Account Redemptions
                                                                                                                                                                                                                                                                                                                                                   We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so,we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

                                                                                                                                                                                                                                                                                                                                                  Statements and Confirmations
                                                                                                                                                                                                                                                                                                                                                   Statements summarizing activity in your account are mailed quarterly.Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions.Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

                                                                                                                                                                                                                                                                                                                                                  Electronic Delivery of Fund Documents
                                                                                                                                                                                                                                                                                                                                                   You may elect to receive your Fund prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Fund's Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

                                                                                                                                                                                                                                                                                                                                                  To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Fund's Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

                                                                                                                                                                                                                                                                                                                                                  Statement Inquiries
                                                                                                                                                                                                                                                                                                                                                   Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

                                                                                                                                                                                                                                                                                                                                                  Transaction Authorizations
                                                                                                                                                                                                                                                                                                                                                   Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

                                                                                                                                                                                                                                                                                                                                                  USA PATRIOT Act
                                                                                                                                                                                                                                                                                                                                                   In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address.Corporate, trust and other entity accounts require additional documentation.This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity,we reserve the right to redeem your account at the current day's NAV.You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

                                                                                                                                                                                                                                                                                                                                                  Distributions

                                                                                                                                                                                                                                                                                                                                                  The Fund generally makes distributions of any net investment income and any realized net capital gains at least annually. Please contact your institution for distribution options. Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

                                                                                                                                                                                                                                                                                                                                                  Taxes

                                                                                                                                                                                                                                                                                                                                                  The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting a Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning.You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

                                                                                                                                                                                                                                                                                                                                                  We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

                                                                                                                                                                                                                                                                                                                                                  Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

                                                                                                                                                                                                                                                                                                                                                  An individual's net long-term capital gain is subject to a reduced,maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax, as long as certain holding period requirements are met. These reduced rates of tax will expire after December 31, 2010. Maximum long-term capital gain income tax rates are scheduled to rise to 20% in 2011, 18% for assets held more than 5 years. Due to recent legislation, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

                                                                                                                                                                                                                                                                                                                                                  Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

                                                                                                                                                                                                                                                                                                                                                  If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. A Fund has built up, or has the potential to build up, high levels of unrealized appreciation.

                                                                                                                                                                                                                                                                                                                                                  Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

                                                                                                                                                                                                                                                                                                                                                  In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

                                                                                                                                                                                                                                                                                                                                                  Additional Performance Information

                                                                                                                                                                                                                                                                                                                                                  This section contains additional information regarding performance of the Fund. The sub-section below titled "Index Description" defines the market indicies that referenced in the Fund Summary. The sub-section entitled "Share Class Performance" provides history for specified share classes of certain Funds.

                                                                                                                                                                                                                                                                                                                                                  Index Description
                                                                                                                                                                                                                                                                                                                                                   The "Average Annual Total Returns" table in the Fund's Fund Summary compares the Fund's returns with those of at least one broad-based or other market index. Below are descriptions of each such index. You cannot invest directly in an index.

MSCI AC Asia Pacific IndexSM

                                                                                                                                                                                                                                                                                                                                                  The Morgan Stanley Capital International All Country Asia Pacific ("MSCI AC Asia Pacific") Index is a total return, capitalization-weighted index that measures the performance of stock markets in 15 Pacific region countries, including Australia, China, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan and Thailand.

1.	Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminaied in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.mscibarra.com)

                                                                                                                                                                                                                                                                                                                                                  Share Class Performance
                                                                                                                                                                                                                                                                                                                                                  The performance history of share classes of the Fund is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summary. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of the Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

                                                                                                                                                                                                                                                                                                                                                    Asia Pacific Fund - Institutional Class. The inception date of the Institutional Class shares was July 30, 2010. Performance shown for the Institutional Class shares prior to their inception reflects the performance of the Fund's Class A shares. Performance shown includes the higher expenses applicable to the Fund's Class A shares. The Class A annual returns are substantially similar to what the Institutional Class annual returns would be because the Class A and Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. If these expenses had not been included, returns would be higher. Performance shown prior to the inception of the Class A shares on July 31, 2007 reflects the performance of the Fund's Investor Class shares and includes the higher expenses applicable to the Fund's Investor Class shares. Performance shown prior to the inception of the Fund's Class A shares also reflects Class A sales charges.

                                                                                                                                                                                                                                                                                                                                                    The Fund's past performance is no guarantee of future results. The Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what the Fund's returns may be in any future period. The Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

                                                                                                                                                                                                                                                                                                                                                    Financial Highlights

                                                                                                                                                                                                                                                                                                                                                    Because Institutional Class shares of the Fund did not exist prior to July 30, 2010, financial highlights are not available for this class of the Fund.

                                                                                                                                                                                                                                                                                                                                                    FOR MORE INFORMATION

                                                                                                                                                                                                                                                                                                                                                    More information on a Fund is available free upon request, including the following documents:

                                                                                                                                                                                                                                                                                                                                                    Statement of Additional Information (SAI)
                                                                                                                                                                                                                                                                                                                                                    Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

                                                                                                                                                                                                                                                                                                                                                    Annual/Semi-Annual Reports
                                                                                                                                                                                                                                                                                                                                                    Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

                                                                                                                                                                                                                                                                                                                                                    To obtain copies of the above documents or for more information about
                                                                                                                                                                                                                                                                                                                                                    Wells Fargo Advantage Funds, contact us:

                                                                                                                                                                                                                                                                                                                                                    By telephone:
                                                                                                                                                                                                                                                                                                                                                    Individual Investors: 1-800-222-8222
                                                                                                                                                                                                                                                                                                                                                    Retail Investment Professionals: 1-888-877-9275
                                                                                                                                                                                                                                                                                                                                                    Institutional Investment Professionals: 1-866-765-0778

                                                                                                                                                                                                                                                                                                                                                    By e-mail: wfaf@wellsfargo.com

                                                                                                                                                                                                                                                                                                                                                    By mail:
                                                                                                                                                                                                                                                                                                                                                    Wells Fargo Advantage Funds
                                                                                                                                                                                                                                                                                                                                                    P.O. Box 8266
                                                                                                                                                                                                                                                                                                                                                    Boston, MA 02266-8266

                                                                                                                                                                                                                                                                                                                                                    On the Internet:
                                                                                                                                                                                                                                                                                                                                                    www.wellsfargo.com/advantagefunds

                                                                                                                                                                                                                                                                                                                                                    From the SEC:
                                                                                                                                                                                                                                                                                                                                                    Visit the SEC's Public Reference Room in Washington,
                                                                                                                                                                                                                                                                                                                                                    DC (phone 1-202-551-8090 for operational information for the SEC's Public Reference Room) or the SEC's Internet site at www.sec.gov.

                                                                                                                                                                                                                                                                                                                                                    To obtain information for a fee, write or email:
                                                                                                                                                                                                                                                                                                                                                    SEC's Public Reference Section
                                                                                                                                                                                                                                                                                                                                                    100 "F" Street, NE
                                                                                                                                                                                                                                                                                                                                                    Washington, DC 20549-0102
                                                                                                                                                                                                                                                                                                                                                    publicinfo@sec.gov

© 2010 Wells-Fargo Funds Management, LLC. All rights reserved	www.wellsfargo.com/advantagefunds	E70IEIT/P304E 07-10 ICA Reg. No. 811-09253

                                                                                                                                                                                                                                                                                                                                                    Prospectus

                                                                                                                                                                                                                                                                                                                                                    July 30, 2010

                                                                                                                                                                                                                                                                                                                                                    Institutional Class

                                                                                                                                                                                                                                                                                                                                                     Wells Fargo Advantage Funds® - International Funds

Disciplined Global Equity Fund - EIGLX

Emerging Markets Equity Fund (formerly the Emerging Market Equity Fund II) - EMGNX

Global Opportunities Fund - EKGIX

Intrinsic World Equity Fund - EWENX

                                                                                                                                                                                                                                                                                                                                                    These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                                                                                                                                                                                                                                                                                                                                    Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                                                                                                                                                                                    Fund Summaries

                                                                                                                                                                                                                                                                                                                                                    A summary of information about each Fund, including: investment objective, fees and expenses, portfolio turnover, principal investment strategies and principal risks.

                                                                                                                                                                                                                                                                                                                                                    The Funds

                                                                                                                                                                                                                                                                                                                                                    Information about each Fund you should know before investing, including: investment objective, principal investments, principal investment strategies, and principal risks.

                                                                                                                                                                                                                                                                                                                                                    Organization and Management of the Funds

                                                                                                                                                                                                                                                                                                                                                    Information about the Funds' organization and the companies managing your money.

                                                                                                                                                                                                                                                                                                                                                    Your Account

                                                                                                                                                                                                                                                                                                                                                    Information about how Fund shares are priced and how to buy, sell and exchange Fund shares.

                                                                                                                                                                                                                                                                                                                                                    Other information

                                                                                                                                                                                                                                                                                                                                                    Information about distributions, taxes and financial highlights.

                                                                                                                                                                                                                                                                                                                                                    Disciplined Global Equity Fund Summary

                                                                                                                                                                                                                                                                                                                                                    Investment Objective

                                                                                                                                                                                                                                                                                                                                                    The Fund seeks long-term capital appreciation.

                                                                                                                                                                                                                                                                                                                                                    Fees and Expenses

                                                                                                                                                                                                                                                                                                                                                    These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.70%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.35%
Total Annual Fund Operating Expenses	1.05%
Fee Waivers	0.10%
Total Annual Fund Operating Expenses After Fee Waiver1,[2]	0.95%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                                                                                                                                                                                                                                                                    Example of Expenses

                                                                                                                                                                                                                                                                                                                                                    The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Institutional Class
1 Year	$97
3 Years	$303
5 Years	$549
10 Years	$1,254

                                                                                                                                                                                                                                                                                                                                                    Portfolio Turnover

                                                                                                                                                                                                                                                                                                                                                    The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.

                                                                                                                                                                                                                                                                                                                                                    Principal Investment Strategies

                                                                                                                                                                                                                                                                                                                                                    Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of companies located in no fewer than three countries, which may include the U.S., and we may invest more than 25% of the Fund's total assets in any one country. We normally invest up to 20% of the Fund's total assets in emerging market equity securities. We invest principally in equity securities of companies located worldwide. We invest primarily in developed countries, but may invest in emerging markets. We consider foreign securities to be securities: (1) issued by companies with their principal place of business or principal office or both, as determined in our reasonable discretion, in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S.

                                                                                                                                                                                                                                                                                                                                                    We employ a quantitative investment approach to identify companies with favorable investment characteristics in the areas of valuation, investor sentiment and quality. In the aggregate, our approach seeks to offer portfolio risk characteristics similar to those of the benchmark, while emphasizing those investment characteristics we consider most likely to lead to performance greater than that of the benchmark. We regularly review the investments of the portfolio and may sell a portfolio holding when among other reasons, we believe there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

                                                                                                                                                                                                                                                                                                                                                    Principal Investment Risks

                                                                                                                                                                                                                                                                                                                                                    Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                                                                                                                                                                                                                                                                                                                                                    Country Concentration Risk. A Fund that concentrates its investments in a limited number of countries will be more vulnerable to adverse financial, economic, political or other developments affecting those countries than a fund that invests its assets more broadly, and the value of the Fund's shares may be more volatile.

                                                                                                                                                                                                                                                                                                                                                    Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

                                                                                                                                                                                                                                                                                                                                                    Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

                                                                                                                                                                                                                                                                                                                                                    Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.

                                                                                                                                                                                                                                                                                                                                                    Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

                                                                                                                                                                                                                                                                                                                                                    Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

                                                                                                                                                                                                                                                                                                                                                    Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                                                                                                                                                                                                                                                                    Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

                                                                                                                                                                                                                                                                                                                                                    Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                                                                                                                                                                                                                                                                                                    Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                                                                                                                                                                                    Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                                                                                                                                                                                                                                                                    Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                                                                                                                                                                                                                                                                                                    Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

                                                                                                                                                                                                                                                                                                                                                    Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

                                                                                                                                                                                                                                                                                                                                                    Performance

                                                                                                                                                                                                                                                                                                                                                    The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                                                                                                                                                                                                    Calendar Year Total Returns as of 12/31 each year
                                                                                                                                                                                                                                                                                                                                                    Institutional Class (incepted on July 30, 2010)1

Highest Quarter: 2nd Quarter 2009	+19.47%
Lowest Quarter: 4th Quarter 2008	-20.34%
Year-to-date total return as of 6/30/2010 is -8.92%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	7/30/2010	26.10%	1.50%	-1.30%
Institutional Class (after taxes on distributions)	7/30/2010	25.93%	0.71%	-1.78%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	17.55%	1.56%	-0.99%
MSCI World Free Index (Net) (reflects no deduction for fees, expenses, or taxes)		29.99%	2.01%	-0.24%
1.	Performance shown for the Institutional Class shares prior to their inception reflects the performance of the Fund's Administrator Class shares. Administrator Class annual returns are substantially similar to what the Institutional Class annual returns would be because the Administrator Class and Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown includes the higher expenses applicable to the Administrator Class. If these expenses had not been included, returns would be higher.

                                                                                                                                                                                                                                                                                                                                                    After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

                                                                                                                                                                                                                                                                                                                                                    Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	William E. Zieff, Portfolio Manager/2004

                                                                                                                                                                                                                                                                                                                                                    For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page 21 of the Prospectus.

                                                                                                                                                                                                                                                                                                                                                    Emerging Markets Equity Fund Summary (formerly the Emerging Markets Equity Fund II)

                                                                                                                                                                                                                                                                                                                                                    Investment Objective

                                                                                                                                                                                                                                                                                                                                                    The Fund seeks long-term capital appreciation.

                                                                                                                                                                                                                                                                                                                                                    Fees and Expenses

                                                                                                                                                                                                                                                                                                                                                    These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.10%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.33%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.45%
Fee Waivers	0.13%
Total Annual Fund Operating Expenses After Fee Waiver1,[2]	1.32%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.30% for Institutional Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                                                                                                                                                                                                                                                                    Example of Expenses

                                                                                                                                                                                                                                                                                                                                                    The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Institutional Class
1 Year	$134
3 Years	$418
5 Years	$753
10 Years	$1,700

                                                                                                                                                                                                                                                                                                                                                    Portfolio Turnover

                                                                                                                                                                                                                                                                                                                                                    The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

                                                                                                                                                                                                                                                                                                                                                    Principal Investment Strategies

                                                                                                                                                                                                                                                                                                                                                    Under normal circumstances, we invest at least 80% of the Fund's net assets in emerging market equity securities. We invest principally in equity securities of companies tied economically to emerging market countries. We consider emerging market countries to include, among others, countries included in the MSCI Emerging Markets IndexSM and countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank). We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may hedge the Fund's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging. We may also actively trade portfolio securities.

                                                                                                                                                                                                                                                                                                                                                    The Fund seeks investments that offer potential growth opportunities attributable to factors such as political change, economic deregulation and liberalized trade policy. The Fund relies on both growth- and value-oriented investment disciplines. For growth investments, the Fund seeks, among other things, good business models, good management and growth in cash flows. For value investments, the portfolio manager seeks securities that are trading at prices below their stated or replacement value, are out of favor in the marketplace or are going through a change of significance that may unlock their price discount, thus affording the opportunity for above average price appreciation. We continually review the investments of the portfolio. We may choose to sell a security due to: (1) the achievement of a valuation target, (2) the deterioration in the underlying fundamentals of the business, or (3) the identification of a more attractive investment opportunity. We may purchase securities across all market capitalizations.

                                                                                                                                                                                                                                                                                                                                                    Principal Investment Risks

                                                                                                                                                                                                                                                                                                                                                    Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

                                                                                                                                                                                                                                                                                                                                                    Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                                                                                                                                                                                                                                                                                                                                                    Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

                                                                                                                                                                                                                                                                                                                                                    Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

                                                                                                                                                                                                                                                                                                                                                    Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.

                                                                                                                                                                                                                                                                                                                                                    Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

                                                                                                                                                                                                                                                                                                                                                    Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

                                                                                                                                                                                                                                                                                                                                                    Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                                                                                                                                                                                                                                                                    Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

                                                                                                                                                                                                                                                                                                                                                    Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                                                                                                                                                                                                                                                                                                    Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                                                                                                                                                                                    Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                                                                                                                                                                                                                                                                    Regional Risk. The Fund's investments may be concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus.

                                                                                                                                                                                                                                                                                                                                                    Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                                                                                                                                                                                                                                                                                                    Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

                                                                                                                                                                                                                                                                                                                                                    Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

                                                                                                                                                                                                                                                                                                                                                    Performance

                                                                                                                                                                                                                                                                                                                                                    The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                                                                                                                                                                                                    Calendar Year Total Returns as of 12/31 each year
                                                                                                                                                                                                                                                                                                                                                    Institutional Class (incepted on July 30, 2010)1

Highest Quarter: 2nd Quarter 2009	+31.91%
Lowest Quarter: 3rd Quarter 2008	-24.75%
Year-to-date total return as of 6/30/2010 is -5.01%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	7/30/2010	73.25%	18.88%	11.20%
Institutional Class (after taxes on distributions)	7/30/2010	73.25%	16.68%	10.11%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	47.61%	15.99%	9.65%
MSCI Emerging Markets Index (Gross) (reflects no deduction for fees, expenses, or taxes)		79.02%	15.88%	10.11%
1.	Performance shown for the Institutional Class shares prior to their inception reflects the performance of the Fund's Administrator Class shares. Administrator Class annual returns are substantially similar to what the Institutional Class annual returns would be because the Administrator Class and Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown includes the higher expenses applicable to the Administrator Class. If these expenses had not been included, returns would be higher.

                                                                                                                                                                                                                                                                                                                                                    After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

                                                                                                                                                                                                                                                                                                                                                    Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Yi (Jerry) Zhang, PhD, CFA, Portfolio Manager/2006

                                                                                                                                                                                                                                                                                                                                                    For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page 21 of the Prospectus.

                                                                                                                                                                                                                                                                                                                                                    Global Opportunities Fund Summary

                                                                                                                                                                                                                                                                                                                                                    Investment Objective

                                                                                                                                                                                                                                                                                                                                                    The Fund seeks long-term capital appreciation.

                                                                                                                                                                                                                                                                                                                                                    Fees and Expenses

                                                                                                                                                                                                                                                                                                                                                    These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.90%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.25%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.16%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver1,[2]	1.16%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.15% for Institutional Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                                                                                                                                                                                                                                                                    Example of Expenses

                                                                                                                                                                                                                                                                                                                                                    The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Institutional Class
1 Year	$118
3 Years	$368
5 Years	$638
10 Years	$1,409

                                                                                                                                                                                                                                                                                                                                                    Portfolio Turnover

                                                                                                                                                                                                                                                                                                                                                    The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 170% of the average value of its portfolio.

                                                                                                                                                                                                                                                                                                                                                    Principal Investment Strategies

                                                                                                                                                                                                                                                                                                                                                    Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities of small- to medium- sized companies, which we define as companies with market capitalizations within the range of the S&P Global Small/Mid Cap Index. The market capitalization range of the S&P Global Small/Mid Cap Index was $1 million to $27 billion, as of December 31, 2009, and is expected to change frequently. We invest in the securities of companies located in no fewer than three countries, which may include the U.S., and may invest more than 25% of its total assets in any one country. We invest up to 20% of the Fund's total assets in emerging market equity securities. We consider foreign securities to be securities: (1) issued by companies with their principal place of business or principal office or both, as determined in our reasonable discretion, in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may actively trade portfolio securities.

                                                                                                                                                                                                                                                                                                                                                    In selecting equity investments for the Fund, the portfolio managers attempt to identify companies that are well managed, positioned to achieve above average increases in revenue and/or free cash flow and otherwise have strong prospects for continued growth and/or that are undervalued companies relative to an assessment of their intrinsic value. We utilize international and U.S. specialist investment teams, each of which seeks small capitalization and mid capitalization companies with improving outlooks at reasonable valuations. We believe the global small capitalization and mid capitalization markets are inefficient and that stocks are often inappropriately valued. Our process utilizes both fundamentally based, bottom-up techniques with top-down, industry and sector analysis to identify global opportunities. We conduct ongoing review, research, and analysis of our portfolio holdings. We may sell a stock if it achieves our investment objective for the position, if a stock's fundamentals or price change significantly, if we change our view of a country or sector, or if the stock no longer fits within the risk characteristics of our portfolio. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

                                                                                                                                                                                                                                                                                                                                                    Principal Investment Risks

                                                                                                                                                                                                                                                                                                                                                    Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

                                                                                                                                                                                                                                                                                                                                                    Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                                                                                                                                                                                                                                                                                                                                                    Country Concentration Risk. A Fund that concentrates its investments in a limited number of countries will be more vulnerable to adverse financial, economic, political or other developments affecting those countries than a fund that invests its assets more broadly, and the value of the Fund's shares may be more volatile.

                                                                                                                                                                                                                                                                                                                                                    Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

                                                                                                                                                                                                                                                                                                                                                    Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

                                                                                                                                                                                                                                                                                                                                                    Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.

                                                                                                                                                                                                                                                                                                                                                    Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

                                                                                                                                                                                                                                                                                                                                                    Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

                                                                                                                                                                                                                                                                                                                                                    Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                                                                                                                                                                                                                                                                    Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

                                                                                                                                                                                                                                                                                                                                                    Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                                                                                                                                                                                                                                                                                                    Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                                                                                                                                                                                    Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                                                                                                                                                                                                                                                                    Regional Risk. The Fund's investments may be concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus.

                                                                                                                                                                                                                                                                                                                                                    Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                                                                                                                                                                                                                                                                                                    Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

                                                                                                                                                                                                                                                                                                                                                    Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

                                                                                                                                                                                                                                                                                                                                                    Performance

                                                                                                                                                                                                                                                                                                                                                    The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                                                                                                                                                                                                    Calendar Year Total Returns as of 12/31 each year
                                                                                                                                                                                                                                                                                                                                                    Institutional Class (incepted on July 30, 2010)1

Highest Quarter: 2nd Quarter 2003	+21.86%
Lowest Quarter: 3rd Quarter 2001	-21.65%
Year-to-date total return as of 6/30/2010 is -4.34%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	7/30/2010	27.72%	5.97%	4.60%
Institutional Class (after taxes on distributions)	7/30/2010	27.66%	5.26%	3.42%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	18.25%	5.17%	3.47%
S&P Developed SmallCap Index (reflects no deduction for fees, expenses, or taxes)		39.43%	3.29%	5.49%
1.	Performance shown for the Institutional Class shares prior to their inception reflects the performance of the Fund's Administrator Class shares. Administrator Class annual returns are substantially similar to what the Institutional Class annual returns would be because the Administrator Class and Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown includes the higher expenses applicable to the Administrator Class. If these expenses had not been included, returns would be higher.

                                                                                                                                                                                                                                                                                                                                                    After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

                                                                                                                                                                                                                                                                                                                                                    Fund Management

Investment Adviser	Sub-Adviser	Portfolio Managers, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Francis X. Claró, CFA, Portfolio Manager/1999 James M. Tringas, CFA, Portfolio Manager/2008

                                                                                                                                                                                                                                                                                                                                                    For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page 21 of the Prospectus.

                                                                                                                                                                                                                                                                                                                                                    Intrinsic World Equity Fund Summary

                                                                                                                                                                                                                                                                                                                                                    Investment Objective

                                                                                                                                                                                                                                                                                                                                                    The Fund seeks long-term capital appreciation.

                                                                                                                                                                                                                                                                                                                                                    Fees and Expenses

                                                                                                                                                                                                                                                                                                                                                    These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.80%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.10%
Fee Waivers	0.15%
Total Annual Fund Operating Expenses After Fee Waiver1,[2]	0.95%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                                                                                                                                                                                                                                                                    Example of Expenses

                                                                                                                                                                                                                                                                                                                                                    The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Institutional Class
1 Year	$97
3 Years	$303
5 Years	$560
10 Years	$1,297

                                                                                                                                                                                                                                                                                                                                                    Portfolio Turnover

                                                                                                                                                                                                                                                                                                                                                    The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

                                                                                                                                                                                                                                                                                                                                                    Principal Investment Strategies

                                                                                                                                                                                                                                                                                                                                                    Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of companies located in no fewer than three countries, which may include the U.S., and may invest more than 25% of its total assets in any one country. Under normal circumstances, we invest between 30% and 70% of the Fund's total assets in equity securities of U.S. companies. We invest primarily in developed countries, but may invest up to 20% of the Fund's total assets in emerging market equity securities. We invest principally in equity securities of approximately 40 to 60 companies located worldwide. We consider foreign securities to be securities: (1) issued by companies with their principal place of business or principal office or both, as determined in our reasonable discretion, in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. The Fund may invest in companies located in countries with developed or emerging markets. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

                                                                                                                                                                                                                                                                                                                                                    We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that we believe will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the valuation is no longer compelling relative to other investment opportunities. We may invest in any sector or country, and at times we may emphasize one or more particular sectors or countries. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

                                                                                                                                                                                                                                                                                                                                                    Principal Investment Risks

                                                                                                                                                                                                                                                                                                                                                    Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                                                                                                                                                                                                                                                                                                                                                    Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

                                                                                                                                                                                                                                                                                                                                                    Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

                                                                                                                                                                                                                                                                                                                                                    Focused Portfolio Risk. Since the Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Fund may have a larger impact on the Fund's net asset value than if the Fund were more broadly invested.

                                                                                                                                                                                                                                                                                                                                                    Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

                                                                                                                                                                                                                                                                                                                                                    Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                                                                                                                                                                                                                                                                    Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

                                                                                                                                                                                                                                                                                                                                                    Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                                                                                                                                                                                                                                                                                                    Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                                                                                                                                                                                    Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                                                                                                                                                                                                                                                                    Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                                                                                                                                                                                                                                                                                                    Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

                                                                                                                                                                                                                                                                                                                                                    Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

                                                                                                                                                                                                                                                                                                                                                    Performance

                                                                                                                                                                                                                                                                                                                                                    The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                                                                                                                                                                                                    Calendar Year Total Returns as of 12/31 each year
                                                                                                                                                                                                                                                                                                                                                    Institutional Class (incepted on July 30, 2010)1

Highest Quarter: 2nd Quarter 2009	+25.27%
Lowest Quarter: 4th Quarter 2008	-18.85%
Year-to-date total return as of 6/30/2010 is -9.00%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	7/30/2010	33.09%	2.32%	2.70%
Institutional Class (after taxes on distributions)	7/30/2010	32.99%	0.88%	1.84%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	21.88%	2.03%	2.30%
MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)		29.99%	2.01%	-0.24%
1.	Performance shown for the Institutional Class shares prior to their inception reflects the performance of the Fund's Administrator Class shares. Administrator Class annual returns are substantially similar to what the Institutional Class annual returns would be because the Administrator Class and Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown includes the higher expenses applicable to the Administrator Class. If these expenses had not been included, returns would be higher.

                                                                                                                                                                                                                                                                                                                                                    After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

                                                                                                                                                                                                                                                                                                                                                    Fund Management

Investment Adviser	Sub-Adviser	Portfolio Managers, Title/Managed Since
Wells Fargo Funds Management, LLC	Metropolitan West Capital Management, LLC	Howard Gleicher, CFA, Portfolio Manager/2007 Gary Lisenbee, Portfolio Manager/2007 David Graham, Portfolio Manager/2007 Jeffrey Peck, Portfolio Manager/2007

                                                                                                                                                                                                                                                                                                                                                    For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page 21 of the Prospectus.

                                                                                                                                                                                                                                                                                                                                                    Summary of Important Information Regarding Purchase and Sale of Fund Shares

                                                                                                                                                                                                                                                                                                                                                    Transaction Policies

                                                                                                                                                                                                                                                                                                                                                    Institutional Class shares are offered for primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

                                                                                                                                                                                                                                                                                                                                                    Minimum Initial Investment
                                                                                                                                                                                                                                                                                                                                                    Institutional Class: $5 million (certain eligible investors may not be subject to a minimum initial investment)

                                                                                                                                                                                                                                                                                                                                                    Minimum Additional Investment
                                                                                                                                                                                                                                                                                                                                                    Institutional Class: None

                                                                                                                                                                                                                                                                                                                                                    Opening an Account
                                                                                                                                                                                                                                                                                                                                                    Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston,MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

                                                                                                                                                                                                                                                                                                                                                    Tax Information

                                                                                                                                                                                                                                                                                                                                                    Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

                                                                                                                                                                                                                                                                                                                                                    Payments to Broker-Dealers and Other Financial Intermediaries

                                                                                                                                                                                                                                                                                                                                                    If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                                                                                                                                                                                                                                                                                                    The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

                                                                                                                                                                                                                                                                                                                                                    The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

                                                                                                                                                                                                                                                                                                                                                    Key Fund Information

                                                                                                                                                                                                                                                                                                                                                    This Prospectus contains information about certain Funds within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

                                                                                                                                                                                                                                                                                                                                                    In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

                                                                                                                                                                                                                                                                                                                                                    Investment Objective, Principal Investments and Principal Investment Strategies

                                                                                                                                                                                                                                                                                                                                                    The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

                                                                                                                                                                                                                                                                                                                                                      what the Fund is trying to achieve;

                                                                                                                                                                                                                                                                                                                                                        how we intend to invest your money; and

                                                                                                                                                                                                                                                                                                                                                          what makes the Fund different from the other Funds offered in this Prospectus.

                                                                                                                                                                                                                                                                                                                                                          This section also provides a summary of each Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Funds, except for the Global Opportunities Fund, concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

                                                                                                                                                                                                                                                                                                                                                          Principal Risk Factors

                                                                                                                                                                                                                                                                                                                                                          This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

                                                                                                                                                                                                                                                                                                                                                          Disciplined Global Equity Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Investment Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	William E. Zieff
Fund Inception:	November 1, 1995
Institutional Class	Ticker: EIGLX	Fund Number: 4147

                                                                                                                                                                                                                                                                                                                                                          Investment Objective

                                                                                                                                                                                                                                                                                                                                                          The Fund seeks long-term capital appreciation.

                                                                                                                                                                                                                                                                                                                                                          Principal Investments

                                                                                                                                                                                                                                                                                                                                                          Under normal circumstances, we invest:

                                                                                                                                                                                                                                                                                                                                                            at least 80% of the Fund's net assets in equity securities of companies located in no fewer than three countries, which may include the U.S., and we may invest more than 25% of the Fund's total assets in any one country; and

                                                                                                                                                                                                                                                                                                                                                              up to 20% of the Fund's total assets in emerging market equity securities.

                                                                                                                                                                                                                                                                                                                                                              Principal Investment Strategies

                                                                                                                                                                                                                                                                                                                                                              We invest principally in equity securities of companies located worldwide. We invest primarily in developed countries, but may invest in emerging markets. We consider foreign securities to be securities: (1) issued by companies with their principal place of business or principal office or both, as determined in our reasonable discretion, in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

                                                                                                                                                                                                                                                                                                                                                              We employ a quantitative investment approach to identify companies with favorable investment characteristics in the areas of valuation, investor sentiment and quality. In the aggregate, our approach seeks to offer portfolio risk characteristics similar to those of the benchmark, while emphasizing those investment characteristics we consider most likely to lead to performance greater than that of the benchmark. We regularly review the investments of the portfolio and may sell a portfolio holding when among other reasons, we believe there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

                                                                                                                                                                                                                                                                                                                                                              The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                                                                                                                                                                                                                                                                                                                              Principal Risk Factors

                                                                                                                                                                                                                                                                                                                                                              The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Country Concentration Risk Derivatives Risk Emerging Markets Risk Foreign Currency Transactions Risk Foreign Investment Risk Growth Style Investment Risk Issuer Risk	Leverage Risk Liquidity Risk Management Risk Market Risk Regulatory Risk Smaller Company Securities Risk Value Style Investment Risk

                                                                                                                                                                                                                                                                                                                                                              These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                                                                                                                                                                                                                                                                                                                              Emerging Markets Equity Fund (formerly the Emerging Markets Equity Fund II)

Investment Adviser	Wells Fargo Funds Management, LLC
Investment Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Yi (Jerry) Zhang, PhD, CFA
Fund Inception:	September 6, 1994
Institutional Class	Ticker: EMGNX	Fund Number: 4146

                                                                                                                                                                                                                                                                                                                                                              Investment Objective

                                                                                                                                                                                                                                                                                                                                                              The Fund seeks long-term capital appreciation.

                                                                                                                                                                                                                                                                                                                                                              Principal Investments

                                                                                                                                                                                                                                                                                                                                                              Under normal circumstances, we invest:

                                                                                                                                                                                                                                                                                                                                                                at least 80% of the Fund's net assets in emerging market equity securities.

                                                                                                                                                                                                                                                                                                                                                                Principal Investment Strategies

                                                                                                                                                                                                                                                                                                                                                                We invest principally in equity securities of companies tied economically to emerging market countries. We consider emerging market countries to include, among others, countries included in the MSCI Emerging Markets IndexSM and countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank). We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may hedge the Fund's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging. We may also actively trade portfolio securities.

                                                                                                                                                                                                                                                                                                                                                                The Fund seeks investments that offer potential growth opportunities attributable to factors such as political change, economic deregulation and liberalized trade policy. The Fund relies on both growth- and value-oriented investment disciplines. For growth investments, the Fund seeks, among other things, good business models, good management and growth in cash flows. For value investments, the portfolio manager seeks securities that are trading at prices below their stated or replacement value, are out of favor in the marketplace or are going through a change of significance that may unlock their price discount, thus affording the opportunity for above average price appreciation. We continually review the investments of the portfolio. We may choose to sell a security due to: (1) the achievement of a valuation target, (2) the deterioration in the underlying fundamentals of the business, or (3) the identification of a more attractive investment opportunity. We may purchase securities across all market capitalizations.

                                                                                                                                                                                                                                                                                                                                                                The Fund may hold some of its assets in cash or in money market instruments, including U.S. government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                                                                                                                                                                                                                                                                                                                                Principal Risk Factors

                                                                                                                                                                                                                                                                                                                                                                The Fund is primarily subject to the risks mentioned below.

Active Trading Risk Counter-Party Risk Derivatives Risk Emerging Markets Risk Foreign Currency Transactions Risk Foreign Investment Risk Growth Style Investment Risk Issuer Risk	Leverage Risk Liquidity Risk Management Risk Market Risk Regional Risk Regulatory Risk Smaller Company Securities Risk Value Style Investment Risk

                                                                                                                                                                                                                                                                                                                                                                These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                                                                                                                                                                                                                                                                                                                                Global Opportunities Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Investment Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Francis X. Claró, CFA James M. Tringas, CFA
Fund Inception:	February 1, 1993
Institutional Class	Ticker: EKGIX	Fund Number: 4148

                                                                                                                                                                                                                                                                                                                                                                Investment Objective

                                                                                                                                                                                                                                                                                                                                                                The Fund seeks long-term capital appreciation.

                                                                                                                                                                                                                                                                                                                                                                Principal Investments

                                                                                                                                                                                                                                                                                                                                                                Under normal circumstances, we invest:

                                                                                                                                                                                                                                                                                                                                                                  at least 80% of the Fund's total assets in equity securities of small- to medium-sized companies;

                                                                                                                                                                                                                                                                                                                                                                  in the securities of companies located in no fewer than three countries, which may include the U.S., and we may invest more than 25% of the Fund's total assets in any one country; and

                                                                                                                                                                                                                                                                                                                                                                    up to 20% of the Fund's total assets in emerging market equity securities.

                                                                                                                                                                                                                                                                                                                                                                    Principal Investment Strategies

                                                                                                                                                                                                                                                                                                                                                                    We invest principally in equity securities of small- to medium- sized companies, which we define as companies with market capitalizations within the range of the S&P Global Small/Mid Cap Index. The market capitalization range of the S&P Global Small/Mid Cap Index was $1 million to $27 billion, as of December 31, 2009, and is expected to change frequently. We consider foreign securities to be securities: (1) issued by companies with their principal place of business or principal office or both, as determined in our reasonable discretion, in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may actively trade portfolio securities.
                                                                                                                                                                                                                                                                                                                                                                    In selecting equity investments for the Fund, the portfolio managers attempt to identify companies that are well managed, positioned to achieve above average increases in revenue and/or free cash flow and otherwise have strong prospects for continued growth and/or that are undervalued companies relative to an assessment of their intrinsic value. We utilize international and U.S. specialist investment teams, each of which seeks small capitalization and mid capitalization companies with improving outlooks at reasonable valuations. We believe the global small capitalization and mid capitalization markets are inefficient and that stocks are often inappropriately valued. Our process utilizes both fundamentally based, bottom-up techniques with top-down, industry and sector analysis to identify global opportunities. We conduct ongoing review, research, and analysis of our portfolio holdings. We may sell a stock if it achieves our investment objective for the position, if a stock's fundamentals or price change significantly, if we change our view of a country or sector, or if the stock no longer fits within the risk characteristics of our portfolio. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

                                                                                                                                                                                                                                                                                                                                                                    The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                                                                                                                                                                                                                                                                                                                                    Principal Risk Factors

                                                                                                                                                                                                                                                                                                                                                                    The Fund is primarily subject to the risks mentioned below.

                                                                                                                                                                                                                                                                                                                                                                      Active Trading Risk

                                                                                                                                                                                                                                                                                                                                                                        Counter-Party Risk

                                                                                                                                                                                                                                                                                                                                                                          Country Concentration Risk

                                                                                                                                                                                                                                                                                                                                                                            Derivatives Risk

                                                                                                                                                                                                                                                                                                                                                                              Emerging Markets Risk

                                                                                                                                                                                                                                                                                                                                                                                Foreign Currency Transactions Risk

                                                                                                                                                                                                                                                                                                                                                                                  Foreign Investment Risk

                                                                                                                                                                                                                                                                                                                                                                                    Growth Style Investment Risk

                                                                                                                                                                                                                                                                                                                                                                                      Issuer Risk

Leverage Risk Liquidity Risk Management Risk Market Risk Regional Risk Regulatory Risk Smaller Company Securities Risk Value Style Investment Risk

                                                                                                                                                                                                                                                                                                                                                                                      These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                                                                                                                                                                                                                                                                                                                                                      Intrinsic World Equity Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Investment Sub-Adviser	Metropolitan West Capital Management, LLC
Portfolio Managers	Howard Gleicher, CFA Gary Lisenbee David Graham Jeffrey Peck
Fund Inception:	April 30, 1996
Institutional Class	Ticker: EWENX	Fund Number: 4149

                                                                                                                                                                                                                                                                                                                                                                                      Investment Objective

                                                                                                                                                                                                                                                                                                                                                                                      The Fund seeks long-term capital appreciation.

                                                                                                                                                                                                                                                                                                                                                                                      Principal Investments

                                                                                                                                                                                                                                                                                                                                                                                      Under normal circumstances, we invest:

                                                                                                                                                                                                                                                                                                                                                                                        at least 80% of the Fund's net assets in equity securities of companies located in no fewer than three countries, which may include the U.S.; and may invest more than 25% of the Fund's total assets in any one country; and

                                                                                                                                                                                                                                                                                                                                                                                        between 30% and 70% of the Fund's total assets in equity securities of U.S. companies; and

                                                                                                                                                                                                                                                                                                                                                                                          up to 20% of the Fund's total assets in emerging market equity securities.

                                                                                                                                                                                                                                                                                                                                                                                          Principal Investment Strategies

                                                                                                                                                                                                                                                                                                                                                                                          We invest principally in equity securities of approximately 40 to 60 companies located worldwide. We invest primarily in developed countries. We consider foreign securities to be securities: (1) issued by companies with their principal place of business or principal office or both, as determined in our reasonable discretion, in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. The Fund may invest in companies located in countries with developed or emerging markets. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

                                                                                                                                                                                                                                                                                                                                                                                          We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that we believe will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the valuation is no longer compelling relative to other investment opportunities. We may invest in any sector or country, and at times we may emphasize one or more particular sectors or countries. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

                                                                                                                                                                                                                                                                                                                                                                                          The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                                                                                                                                                                                                                                                                                                                                                          Principal Risk Factors

                                                                                                                                                                                                                                                                                                                                                                                          The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Derivatives Risk Emerging Markets Risk Focused Portfolio Risk Foreign Investment Risk Issuer Risk Leverage Risk	Liquidity Risk Management Risk Market Risk Regulatory Risk Smaller Company Securities Risk Value Style Investment Risk

                                                                                                                                                                                                                                                                                                                                                                                          These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                                                                                                                                                                                                                                                                                                                                                          Description of Principal Investment Risks

                                                                                                                                                                                                                                                                                                                                                                                          Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

                                                                                                                                                                                                                                                                                                                                                                                          Active Trading Risk
                                                                                                                                                                                                                                                                                                                                                                                          Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

                                                                                                                                                                                                                                                                                                                                                                                          Counter-Party Risk
                                                                                                                                                                                                                                                                                                                                                                                          When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

                                                                                                                                                                                                                                                                                                                                                                                          Country Concentration Risk
                                                                                                                                                                                                                                                                                                                                                                                           A Fund that concentrates its investments in a limited number of countries will be more vulnerable to adverse financial, economic, political or other developments affecting those countries than a fund that invests its assets more broadly, and the value of the Fund's shares may be more volatile.

                                                                                                                                                                                                                                                                                                                                                                                          Derivatives Risk
                                                                                                                                                                                                                                                                                                                                                                                          The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Certain derivative positions may be difficult to close out when a Fund's portfolio manager may believe it would be appropriate to do so. Certain derivative positions, e.g., over-the-counter swaps, are subject to counterparty risk.

                                                                                                                                                                                                                                                                                                                                                                                          Emerging Markets Risk
                                                                                                                                                                                                                                                                                                                                                                                          Emerging markets securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to certain economic changes. For example, emerging market countries are typically more dependent on exports and are therefore more vulnerable to recessions in other countries. Emerging markets may be under-capitalized and have less developed legal and financial systems than markets in the developed world. Additionally, emerging markets may have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities also may be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

                                                                                                                                                                                                                                                                                                                                                                                          Focused Portfolio Risk
                                                                                                                                                                                                                                                                                                                                                                                          Since the Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Fund may have a larger impact on the Fund's net asset value than if the Fund were more broadly invested.

                                                                                                                                                                                                                                                                                                                                                                                          Foreign Currency Transactions Risk
                                                                                                                                                                                                                                                                                                                                                                                          Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. To manage this risk, a Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to hedge against a decline in the U.S. dollar value of a security it already owns or against an increase in the value of an asset it expects to purchase. Use of hedging techniques cannot protect against exchange rate risk perfectly. If a Fund's investment advisor is incorrect in its judgment of future exchange rate relationships, a Fund could be in a less advantageous position than if such a hedge had not been established. Losses on foreign currency transactions used for hedging purposes may be reduced by gains on the assets that are the subject of a hedge. A Fund may also purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies in which a Fund's holdings are denominated. Losses on such transactions may not be reduced by gains from other Fund assets. A Fund's gains from its positions in foreign currencies may accelerate and/or recharacterize the Fund's income or gains and its distributions to shareholders. The Fund's losses from such positions may also recharacterize the Fund's income and its distributions to shareholders and may cause a return of capital to Fund shareholders.

                                                                                                                                                                                                                                                                                                                                                                                          Foreign Investment Risk
                                                                                                                                                                                                                                                                                                                                                                                          Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

                                                                                                                                                                                                                                                                                                                                                                                          Growth Style Investment Risk
                                                                                                                                                                                                                                                                                                                                                                                          Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

                                                                                                                                                                                                                                                                                                                                                                                          Issuer Risk
                                                                                                                                                                                                                                                                                                                                                                                          The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

                                                                                                                                                                                                                                                                                                                                                                                          Leverage Risk
                                                                                                                                                                                                                                                                                                                                                                                          Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

                                                                                                                                                                                                                                                                                                                                                                                          Liquidity Risk
                                                                                                                                                                                                                                                                                                                                                                                          A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                                                                                                                                                                                                                                                                                                                                          Management Risk
                                                                                                                                                                                                                                                                                                                                                                                          We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

                                                                                                                                                                                                                                                                                                                                                                                          Market Risk
                                                                                                                                                                                                                                                                                                                                                                                          The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

                                                                                                                                                                                                                                                                                                                                                                                          Regional Risk
                                                                                                                                                                                                                                                                                                                                                                                           The chance that an entire geographical region will be hurt by political, regulatory, market or economic developments or natural disasters may adversely impact the value of investments concentrated in the region. Additionally, a Fund with a regional focus may be more disproportionately and adversely impacted by regional developments than a Fund without a regional focus.

                                                                                                                                                                                                                                                                                                                                                                                          Regulatory Risk
                                                                                                                                                                                                                                                                                                                                                                                          Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

                                                                                                                                                                                                                                                                                                                                                                                          Smaller Company Securities Risk
                                                                                                                                                                                                                                                                                                                                                                                          Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

                                                                                                                                                                                                                                                                                                                                                                                          Value Style Investment Risk
                                                                                                                                                                                                                                                                                                                                                                                          Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

                                                                                                                                                                                                                                                                                                                                                                                          Portfolio Holdings Information

                                                                                                                                                                                                                                                                                                                                                                                          A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                                                                                                                                                                                                                                          Organization and Management of the Funds

                                                                                                                                                                                                                                                                                                                                                                                          About Wells Fargo Funds Trust

                                                                                                                                                                                                                                                                                                                                                                                          The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

                                                                                                                                                                                                                                                                                                                                                                                          The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, other service providers may be changed by the Board without shareholder approval.

                                                                                                                                                                                                                                                                                                                                                                                          The Investment Adviser

                                                                                                                                                                                                                                                                                                                                                                                          Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees."

                                                                                                                                                                                                                                                                                                                                                                                          For a Fund's most recent fiscal year end, the advisory fee paid to Evergreen Investment Management Company, LLC, the investment adviser to the Fund's predecessor, was as follows:

Advisory Fees Paid as % of Net Assets
As a % of average daily net assets
Wells Fargo Advantage Disciplined Global Equity Fund	0.38%
Wells Fargo Advantage Emerging Markets Equity Fund	1.22%
Wells Fargo Advantage Global Opportunities Fund	0.89%
Wells Fargo Advantage Intrinsic World Equity Fund	0.62%

                                                                                                                                                                                                                                                                                                                                                                                          Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

                                                                                                                                                                                                                                                                                                                                                                                          For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve gains or outperformance.

                                                                                                                                                                                                                                                                                                                                                                                          Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator and principal underwriter.

                                                                                                                                                                                                                                                                                                                                                                                          These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

                                                                                                                                                                                                                                                                                                                                                                                          The Sub-Advisers and Portfolio Managers

                                                                                                                                                                                                                                                                                                                                                                                          The following sub-advisers and portfolio managers perform day-to-day investment management activities for the Funds. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

                                                                                                                                                                                                                                                                                                                                                                                          Wells Capital Management Incorporated (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Disciplined Global Equity Fund, the Emerging Markets Equity Fund, the Global Opportunities Fund and the International Equity Fund. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of these Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

William E. Zieff Disciplined Global Equity Fund

                                                                                                                                                                                                                                                                                                                                                                                          Mr. Zieff is a Chief Investment Officer and Managing Director with Wells Capital Management's Global Structured Products group. His responsibilities include leading and directing the investment and business activities of the group. He has been with Wells Capital Management or one of its predecessor firms since 2000. Previously, he served as Managing Director and co-Chief Investment Officer of the Global Asset Allocation Group at Putnam Investments, Inc. (1996-1998). He also served as Director of Asset Allocation for Grantham, Mayo, Van Otterloo (1992-1996), and as Principal for Northfield Information Services (1990-1992). He served at Alliance Consulting Group (1988-1990) and at Interactive Data Corporation in an investment analytics group (1979-1985), beginning while attending Brown University. Mr. Zieff has been working in the investment management field since 1979. He received a BA in economics and mathematics from Brown University (1982) and a MBA from Harvard Business School (1988).

Yi (Jerry) Zhang, PhD, CFA Emerging Markets Equity Fund

                                                                                                                                                                                                                                                                                                                                                                                          Mr. Zhang is a Director, Portfolio Manager, and Head of the International Emerging Markets Equity team. Jerry has been with Wells Capital Management or one of its predecessor firms since 2004. Previously, he served as a Vice President at Oppenheimer Asset Management (1999-2004). Mr. Zhang has been working in the investment management field since 1999. He received a BA in finance from Nankai University (1993) and a PhD in economics from Vanderbilt University (1999). He has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a member of the Boston Securities Analysts Society.

Francis X. Claró, CFA Global Opportunities Fund

                                                                                                                                                                                                                                                                                                                                                                                          Mr. Claró is a Managing Director, Senior Portfolio Manager and Head of Wells Capital Management's International Developed Markets team. He has been with Wells Capital Management or one of its predecessor firms since 1994. Previously, he worked as an Investment Officer with the Inter-American Investment Corporation (1992-1994), where he was responsible for making private equity and debt investments. He also served as a Senior Consultant for Price Waterhouse's International Consulting practice in the United States and United Kingdom (1986-1990). Mr. Claró has been working in the investment management field since 1986. He received a BS in Business from ESADE in Barcelona, Spain (1983), a MS in Economics from the London School of Economics (1984), and a MBA from the Harvard Business School (1991). He has been awarded the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a member of the Boston Security Analysts Society.

James M. Tringas, CFA, CPA Global Opportunities Fund

                                                                                                                                                                                                                                                                                                                                                                                          Mr. Tringas is Managing Director and Senior Portfolio Manager with the Small Cap Value team of Wells Capital Management's Equity Management group. He has been with Wells Capital Management or one of its predecessor firms since 1994. This experience includes serving as a Portfolio Manager with Wachovia Asset Management group (1994-2001). Previously, he served as a Senior Consultant in the Personal Financial Group of Ernst Young (1990-1994). Mr. Tringas has been working in the investment management field since 1994. He received both a BS (1988) and a MS (1990) in accounting from the University of Florida. He has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute. He is also a Certified Public Accountant; he received his CPA license from the State of Florida in 1991. He is a member of the Boston Society of Financial Analysts and the AICPA.

                                                                                                                                                                                                                                                                                                                                                                                          Metropolitan West Capital Management, LLC                                                                                                                                                                                                                                                                                                                                                                                           (MetWest Capital), a subsidiary of Wells Fargo and an affiliate of EIMC, is the sub-adviser to the Intrinsic World Equity Fund. As sub-adviser, MetWest Capital manages the Funds' investments on a day-to-day basis. MetWest Capital has been managing investment portfolios since 1997 and is located at 610 Newport Center Drive, Suite 1000, Newport Beach, CA 92660.

Howard Gleicher, CFA Intrinsic World Equity Fund

                                                                                                                                                                                                                                                                                                                                                                                          Mr. Gleicher is CEO, Chief Investment Officer and Lead Strategist for the Large Cap Intrinsic Value, International Core Value and Global Intrinsic Equity strategies and serves as a Senior Analyst with MetWest Capital's investment team. He co-founded MetWest Capital with Gary W. Lisenbee and Steve Borowski in 1997. Prior to co-founding MetWest Capital, he served as Principal, Portfolio Manager and Investment Policy Committee member with Palley-Needelman Asset Management, Inc. and as Vice President and Equity Portfolio Manager with Pacific Investment Management Company (PIMCO). Mr. Gleicher has been working in the investment management field since 1985. He earned both a BS and a Master of Science in Electrical Engineering from Stanford University. He also holds a MBA from Harvard Business School. Mr. Gleicher has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute.

Gary Lisenbee Intrinsic World Equity Fund

                                                                                                                                                                                                                                                                                                                                                                                          Mr. Lisenbee is President and serves as a Senior Analyst with MetWest Capital's investment team. He co-founded MetWest Capital with Howard Gleicher, CFA and Steve Borowski in 1997. Prior to co-founding MetWest Capital, he served as Principal, Portfolio Manager and Investment Policy Committee member with Palley-Needelman Asset Management, Inc., as Senior Vice President, Portfolio Manager and Investment Policy Committee member with Van Deventer Hoch, Investment Counsel and as Partner and Research Analyst with Phelps Investment Management. Mr. Lisenbee has been working in the investment management field since 1973. He earned both a BA in Accounting and a MA in Economics from California State University, Fullerton.

David Graham Intrinsic World Equity Fund

                                                                                                                                                                                                                                                                                                                                                                                          Mr. Graham is a Senior Vice President and serves as a Senior Analyst with MetWest Capital's investment team. He joined MetWest Capital in 2000. Previously, he served as Senior Portfolio Manager and Research Analyst with Wells Fargo, as Vice President and Director of Research with Palley-Needelman Asset Management, Inc. and as Senior Research Analyst with NWQ Investment Management Company, LLC. Mr. Graham has been working in the investment management field since 1968. He earned a B.S. in Economics from Occidental College and a MBA from Stanford University.

Jeffrey Peck Intrinsic World Equity Fund

                                                                                                                                                                                                                                                                                                                                                                                          Mr. Peck is Director of Research and serves as a Senior Analyst with MetWest Capital's investment team. He joined MetWest Capital in 2004. Previously, he served as Equity Research Analyst with both Janney Montgomery Scott and Bear Stearns Co., Inc. Mr. Peck has been working in the investment management field since 1995. He earned a B.S. in Mechanical Engineering from State University of New York, Buffalo and a M.B.A. from New York University's Stern School of Business. In 2004, Mr. Peck received the honor of being named a Best on the Street Analyst by The Wall Street Journal.

                                                                                                                                                                                                                                                                                                                                                                                          Dormant Multi-Manager Arrangement

                                                                                                                                                                                                                                                                                                                                                                                          The Board has adopted a "multi-manager" arrangement for the Funds. Under this arrangement, each Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

                                                                                                                                                                                                                                                                                                                                                                                          Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

                                                                                                                                                                                                                                                                                                                                                                                          Compensation to Dealers and Shareholders Servicing Agents

                                                                                                                                                                                                                                                                                                                                                                                          Additional Payments to Dealers
                                                                                                                                                                                                                                                                                                                                                                                           In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

                                                                                                                                                                                                                                                                                                                                                                                          In return for these Additional Payments, the Funds' adviser and distributor expect the Funds to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

                                                                                                                                                                                                                                                                                                                                                                                          Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

                                                                                                                                                                                                                                                                                                                                                                                          The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

                                                                                                                                                                                                                                                                                                                                                                                          The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Funds' distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

                                                                                                                                                                                                                                                                                                                                                                                          More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                                                                                                                                                                                                                                          Pricing Fund Shares

                                                                                                                                                                                                                                                                                                                                                                                          The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                                                                                                                                                                                                                                                                                                                                                                                          With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

                                                                                                                                                                                                                                                                                                                                                                                          With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

                                                                                                                                                                                                                                                                                                                                                                                          We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

                                                                                                                                                                                                                                                                                                                                                                                          In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

                                                                                                                                                                                                                                                                                                                                                                                          How to Buy Shares

                                                                                                                                                                                                                                                                                                                                                                                          Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds. Specific eligibility requirements that apply to these entities include:

                                                                                                                                                                                                                                                                                                                                                                                            Employee benefit plan programs that have at least $100 million in plan assets;

                                                                                                                                                                                                                                                                                                                                                                                              Broker-dealer managed account or wrap programs that charge an asset-based fee and have program assets of at least $100 million;

                                                                                                                                                                                                                                                                                                                                                                                                Registered investment adviser mutual fund wrap programs that charge an asset-based fee and have program assets of at least $100 million;

                                                                                                                                                                                                                                                                                                                                                                                                  Internal Revenue Code Section 529 college savings plan accounts;

                                                                                                                                                                                                                                                                                                                                                                                                  Fund of Funds including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM);

                                                                                                                                                                                                                                                                                                                                                                                                    Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;

                                                                                                                                                                                                                                                                                                                                                                                                      Institutions who invest a minimum initial amount of $5 million in a Fund; and

                                                                                                                                                                                                                                                                                                                                                                                                        Under certain circumstances and for certain groups as detailed in the Funds' Statement of Additional Information.

Institutions Purchasing Shares Directly	Opening an Account	Adding to an Account
By Telephone or Internet

                                                                                                                                                                                                                                                                                                                                                                                                        A new account may not be opened by telephone or internet unless the institution has another Wells Fargo Advantage Fund account. If the institution does not currently have an account, contact your investment representative.

                                                                                                                                                                                                                                                                                                                                                                                                        To buy additional shares or to buy
                                                                                                                                                                                                                                                                                                                                                                                                        shares in a new Fund:

                                                                                                                                                                                                                                                                                                                                                                                                          Call Investor Services at 1-800-222-8222 or

                                                                                                                                                                                                                                                                                                                                                                                                          Call 1-800-368-7550 for the automated phone system or

                                                                                                                                                                                                                                                                                                                                                                                                          Visit our Web site at www.wellsfargo.com/ advantagefunds

By Wire

                                                                                                                                                                                                                                                                                                                                                                                                            Complete and sign the Institutional Class account application.

                                                                                                                                                                                                                                                                                                                                                                                                            Call Investor Services at 1-800-222-8222 for faxing instructions.

                                                                                                                                                                                                                                                                                                                                                                                                            Use the following wiring instructions: State Street Bank & Trust Boston, MA Bank Routing Number: ABA 011000028 Wire Purchase Account: 9905-437-1 Attention: Wells Fargo Advantage Funds (Name of Fund, Account Number) Account Name: Provide your name as registered on the Fund account.

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

                                                                                                                                                                                                                                                                                                                                                                                                            Special Considerations When Investing Through Financial Intermediaries:
                                                                                                                                                                                                                                                                                                                                                                                                             If a financial intermediary purchases Institutional Class shares on your behalf, you should understand the following:

                                                                                                                                                                                                                                                                                                                                                                                                              Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

                                                                                                                                                                                                                                                                                                                                                                                                              Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for Institutional Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers' beneficial ownership of the shares.

                                                                                                                                                                                                                                                                                                                                                                                                              Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

                                                                                                                                                                                                                                                                                                                                                                                                              Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

                                                                                                                                                                                                                                                                                                                                                                                                                U.S. Dollars Only. All payment must be made in U.S. dollars and all checks must be drawn on U.S. banks.

                                                                                                                                                                                                                                                                                                                                                                                                                Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

                                                                                                                                                                                                                                                                                                                                                                                                                  Earnings Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

                                                                                                                                                                                                                                                                                                                                                                                                                  How to Sell Shares

                                                                                                                                                                                                                                                                                                                                                                                                                  Institutional Class shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

Institutions Selling Shares Directly	To Sell Some or All of Your Shares
By Telephone / Electronic Funds Transfer (EFT)

                                                                                                                                                                                                                                                                                                                                                                                                                    To speak with an investor services representative call 1-800-222-8222 or use the automated phone system at 1-800-368-7550.

                                                                                                                                                                                                                                                                                                                                                                                                                    Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

                                                                                                                                                                                                                                                                                                                                                                                                                      Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

                                                                                                                                                                                                                                                                                                                                                                                                                        Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.

                                                                                                                                                                                                                                                                                                                                                                                                                        Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

By Wire

                                                                                                                                                                                                                                                                                                                                                                                                                          To arrange for a Federal Funds wire, call 1-800-222-8222.

                                                                                                                                                                                                                                                                                                                                                                                                                            Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

                                                                                                                                                                                                                                                                                                                                                                                                                              Redemption proceeds are usually wired to the financial intermediary the following business day.

By Internet	Visit our Web site at www.wellsfargo.com/advantagefunds.
Through Your Investment Representative	Contact your investment representative.

                                                                                                                                                                                                                                                                                                                                                                                                                              General Notes for Selling Shares

                                                                                                                                                                                                                                                                                                                                                                                                                                Proper Form. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.

                                                                                                                                                                                                                                                                                                                                                                                                                                Earnings Distributions. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.

                                                                                                                                                                                                                                                                                                                                                                                                                                Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through Electronic Funds Transfer, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

                                                                                                                                                                                                                                                                                                                                                                                                                                Redemption in Kind. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the Investment Company Act of 1940, and the rules thereunder. The redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received.

                                                                                                                                                                                                                                                                                                                                                                                                                                  Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

                                                                                                                                                                                                                                                                                                                                                                                                                                  How to Exchange Shares

                                                                                                                                                                                                                                                                                                                                                                                                                                  Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

                                                                                                                                                                                                                                                                                                                                                                                                                                    In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

                                                                                                                                                                                                                                                                                                                                                                                                                                    An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

                                                                                                                                                                                                                                                                                                                                                                                                                                    You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

                                                                                                                                                                                                                                                                                                                                                                                                                                    Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

                                                                                                                                                                                                                                                                                                                                                                                                                                    If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

                                                                                                                                                                                                                                                                                                                                                                                                                                    Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

                                                                                                                                                                                                                                                                                                                                                                                                                                    Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

                                                                                                                                                                                                                                                                                                                                                                                                                                    Frequent Purchases and Redemptions of Fund Shares

                                                                                                                                                                                                                                                                                                                                                                                                                                    The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

                                                                                                                                                                                                                                                                                                                                                                                                                                    Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

                                                                                                                                                                                                                                                                                                                                                                                                                                    The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be "blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

                                                                                                                                                                                                                                                                                                                                                                                                                                      Money market funds;

                                                                                                                                                                                                                                                                                                                                                                                                                                        Ultra short funds (includes Adjustable Rate Government Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund);

                                                                                                                                                                                                                                                                                                                                                                                                                                          Purchases of shares through dividend reinvestments;

                                                                                                                                                                                                                                                                                                                                                                                                                                            Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

                                                                                                                                                                                                                                                                                                                                                                                                                                              Rebalancing transactions within certain asset allocation or "wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

                                                                                                                                                                                                                                                                                                                                                                                                                                                Transactions initiated by a registered "fund of funds" or Section 529 Plan into an underlying fund investment;

                                                                                                                                                                                                                                                                                                                                                                                                                                                  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

                                                                                                                                                                                                                                                                                                                                                                                                                                                    Purchases below $5,000 (including purchases that are part of an exchange transaction).

                                                                                                                                                                                                                                                                                                                                                                                                                                                    In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliates that are used exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

                                                                                                                                                                                                                                                                                                                                                                                                                                                    A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

                                                                                                                                                                                                                                                                                                                                                                                                                                                    Account Policies

                                                                                                                                                                                                                                                                                                                                                                                                                                                    Advance Notice of Large Transactions
                                                                                                                                                                                                                                                                                                                                                                                                                                                     We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

                                                                                                                                                                                                                                                                                                                                                                                                                                                    Householding
                                                                                                                                                                                                                                                                                                                                                                                                                                                     To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

                                                                                                                                                                                                                                                                                                                                                                                                                                                    Retirement Accounts
                                                                                                                                                                                                                                                                                                                                                                                                                                                     We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

                                                                                                                                                                                                                                                                                                                                                                                                                                                      Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

                                                                                                                                                                                                                                                                                                                                                                                                                                                        Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

                                                                                                                                                                                                                                                                                                                                                                                                                                                        There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

                                                                                                                                                                                                                                                                                                                                                                                                                                                        Small Account Redemptions
                                                                                                                                                                                                                                                                                                                                                                                                                                                         We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so,we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

                                                                                                                                                                                                                                                                                                                                                                                                                                                        Statements and Confirmations
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

                                                                                                                                                                                                                                                                                                                                                                                                                                                        Electronic Delivery of Fund Documents
                                                                                                                                                                                                                                                                                                                                                                                                                                                         You may elect to receive your Fund's prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Fund's Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

                                                                                                                                                                                                                                                                                                                                                                                                                                                        To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Fund's Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

                                                                                                                                                                                                                                                                                                                                                                                                                                                        Statement Inquiries
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                        Transaction Authorizations
                                                                                                                                                                                                                                                                                                                                                                                                                                                         Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

                                                                                                                                                                                                                                                                                                                                                                                                                                                        USA PATRIOT Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                         In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

                                                                                                                                                                                                                                                                                                                                                                                                                                                        Distributions

                                                                                                                                                                                                                                                                                                                                                                                                                                                        The Funds generally make distributions of any net investment income and any realized net capital gains at least annually. Please contact your institution for distribution options. Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

                                                                                                                                                                                                                                                                                                                                                                                                                                                        Taxes

                                                                                                                                                                                                                                                                                                                                                                                                                                                        The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting a Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

                                                                                                                                                                                                                                                                                                                                                                                                                                                        We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

                                                                                                                                                                                                                                                                                                                                                                                                                                                        Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

                                                                                                                                                                                                                                                                                                                                                                                                                                                        An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax, as long as certain holding period requirements are met. These reduced rates of tax will expire after December 31, 2010. Maximum long-term capital gain income tax rates are scheduled to rise to 20% in 2011, 18% for assets held more than 5 years. Due to recent legislation, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

                                                                                                                                                                                                                                                                                                                                                                                                                                                        Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

                                                                                                                                                                                                                                                                                                                                                                                                                                                        If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Fund has built up, or have the potential to build up, high levels of unrealized appreciation.

                                                                                                                                                                                                                                                                                                                                                                                                                                                        Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

                                                                                                                                                                                                                                                                                                                                                                                                                                                        In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

                                                                                                                                                                                                                                                                                                                                                                                                                                                        Additional Performance Information

                                                                                                                                                                                                                                                                                                                                                                                                                                                        This section contains additional information regarding performance of the Funds. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries. The sub-section below titled "Share Class Performance" provides history for specified share classes of certain Funds.

                                                                                                                                                                                                                                                                                                                                                                                                                                                        Index Descriptions
                                                                                                                                                                                                                                                                                                                                                                                                                                                        The "Average Annual Total Returns" table in each Fund's Fund Summary compares the Fund's returns with those of at least one broad-based market index. Below are descriptions of each such index. You cannot invest directly in an index.

MSCI World Index[1]

                                                                                                                                                                                                                                                                                                                                                                                                                                                        The Morgan Stanley Capital International World Index (the "MSCI World Index") is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of May 27, 2010 the MSCI World Index consisted of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

MSCI Emerging Markets Index[1]

                                                                                                                                                                                                                                                                                                                                                                                                                                                        The Morgan Stanley Capital International Emerging Markets (MSCI Emerging Markets) IndexSM is a free float-adjusted market capitalization index designed to measure the equity market performance in the global emerging markets. The Index is currently comprised of 25 emerging market country indices.

S&P Developed SmallCap Index

                                                                                                                                                                                                                                                                                                                                                                                                                                                        The S&P Developed SmallCap Index is a float-adjusted market capitalization index designed to measure the equity market performance of small capitalization companies located in developed markets. The Index is comprised of companies within bottom 15% of the cumulative market capitalization in developed markets. The index covers all publicly listed equities with float-adjusted market values of US $100 million or more and annual dollar value traded of at least US $50 million in all included countries.

1.	Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminaied in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.mscibarra.com)

                                                                                                                                                                                                                                                                                                                                                                                                                                                        Share Class Performance
                                                                                                                                                                                                                                                                                                                                                                                                                                                         The performance history of share classes of certain Funds is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summaries. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of an applicable Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

                                                                                                                                                                                                                                                                                                                                                                                                                                                          Disciplined Global Equity- Institutional Class. The inception date of the Institutional Class shares was July 30, 2010. Performance shown for the Institutional Class shares prior to their inception reflects the performance of the Fund's Administrator Class shares. The Administrator Class annual returns are substantially similar to what the Institutional Class annual returns would be because the Administrator Class and Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Administrator Class shares of the Fund prior to July 16, 2010 is based on the performance of the Fund's predecessor, Evergreen Global Large Cap Equity Fund.

                                                                                                                                                                                                                                                                                                                                                                                                                                                          Emerging Markets Equity Fund - Institutional Class. The inception date of the Institutional Class shares was July 30, 2010. Performance shown for the Institutional Class shares prior to their inception reflects the performance of the Fund's Administrator Class shares. The Administrator Class annual returns are substantially similar to what the Institutional Class annual returns would be because the Administrator Class and Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Administrator Class shares of the Fund prior to July 16, 2010 is based on the performance of the Fund's predecessor, Evergreen Emerging Markets Growth Fund.

                                                                                                                                                                                                                                                                                                                                                                                                                                                          Global Opportunities Fund - Institutional Class. The inception date of the Institutional Class shares was July 30, 2010. Performance shown for the Institutional Class shares prior to their inception reflects the performance of the Fund's Administrator Class shares. The Administrator Class annual returns are substantially similar to what the Institutional Class annual returns would be because the Administrator Class and Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Administrator Class shares of the Fund prior to July 16, 2010 is based on the performance of the Fund's predecessor, Evergreen Global Opportunities Fund.

                                                                                                                                                                                                                                                                                                                                                                                                                                                            Intrinsic World Equity Fund -Institutional Class. The inception date of the Institutional Class shares was July 30, 2010. Performance shown for the Institutional Class shares prior to their inception reflects the performance of the Fund's Administrator Class shares. The Administrator Class annual returns are substantially similar to what the Institutional Class annual returns would be because the Administrator Class and Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Administrator Class shares prior to its inception on May 18, 2007 is based on the performance of the Fund's Class A shares, the original class offered, and reflects the higher expenses applicable to Class A. If these returns had been adjusted, returns would be higher. Historical performance shown for all classes of the Fund prior to July 16, 2010 is based on the performance of the Fund's predecessor, Evergreen Intrinsic World Equity Fund.

                                                                                                                                                                                                                                                                                                                                                                                                                                                            A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. Each Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

                                                                                                                                                                                                                                                                                                                                                                                                                                                            Financial Highlights

                                                                                                                                                                                                                                                                                                                                                                                                                                                            Because Institutional Class shares of the Funds did not exist prior to July 30, 2010, financial highlights are not available for this class of the Funds.

                                                                                                                                                                                                                                                                                                                                                                                                                                                            FOR MORE INFORMATION

                                                                                                                                                                                                                                                                                                                                                                                                                                                            More information on a Fund is available free upon request, including the following documents:

                                                                                                                                                                                                                                                                                                                                                                                                                                                            Statement of Additional Information (SAI)
                                                                                                                                                                                                                                                                                                                                                                                                                                                            Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

                                                                                                                                                                                                                                                                                                                                                                                                                                                            Annual/Semi-Annual Reports
                                                                                                                                                                                                                                                                                                                                                                                                                                                            Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

                                                                                                                                                                                                                                                                                                                                                                                                                                                            To obtain copies of the above documents or for more information about
                                                                                                                                                                                                                                                                                                                                                                                                                                                            Wells Fargo Advantage Funds, contact us:

                                                                                                                                                                                                                                                                                                                                                                                                                                                            By telephone:
                                                                                                                                                                                                                                                                                                                                                                                                                                                            Individual Investors: 1-800-222-8222
                                                                                                                                                                                                                                                                                                                                                                                                                                                            Retail Investment Professionals: 1-888-877-9275
                                                                                                                                                                                                                                                                                                                                                                                                                                                            Institutional Investment Professionals: 1-866-765-0778

                                                                                                                                                                                                                                                                                                                                                                                                                                                            By e-mail: wfaf@wellsfargo.com

                                                                                                                                                                                                                                                                                                                                                                                                                                                            By mail:
                                                                                                                                                                                                                                                                                                                                                                                                                                                            Wells Fargo Advantage Funds
                                                                                                                                                                                                                                                                                                                                                                                                                                                            P.O. Box 8266
                                                                                                                                                                                                                                                                                                                                                                                                                                                            Boston, MA 02266-8266

                                                                                                                                                                                                                                                                                                                                                                                                                                                            On the Internet:
                                                                                                                                                                                                                                                                                                                                                                                                                                                            www.wellsfargo.com/advantagefunds

                                                                                                                                                                                                                                                                                                                                                                                                                                                            From the SEC:
                                                                                                                                                                                                                                                                                                                                                                                                                                                            Visit the SEC's Public Reference Room in Washington,
                                                                                                                                                                                                                                                                                                                                                                                                                                                            DC (phone 1-202-551-8090 for operational information for the SEC's Public Reference Room) or the SEC's Internet site at www.sec.gov.

                                                                                                                                                                                                                                                                                                                                                                                                                                                            To obtain information for a fee, write or email:
                                                                                                                                                                                                                                                                                                                                                                                                                                                            SEC's Public Reference Section
                                                                                                                                                                                                                                                                                                                                                                                                                                                            100 "F" Street, NE
                                                                                                                                                                                                                                                                                                                                                                                                                                                            Washington, DC 20549-0102
                                                                                                                                                                                                                                                                                                                                                                                                                                                            publicinfo@sec.gov

© 2010 Wells-Fargo Funds Management, LLC. All rights reserved	www.wellsfargo.com/advantagefunds	F70IEIT/P304F 07-10 ICA Reg. No. 811-09253

Prospectus

July 30, 2010

Administrator Class

Wells Fargo Advantage Funds® - Large Cap Stock Funds

Intrinsic Value Fund
EIVDX
Large Cap Growth Fund
STDFX
Strategic Large Cap Growth Fund
ESGDX

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

Fund Summaries

A summary of information about each Fund, including: investment objective, fees and expenses, portfolio turnover, principal investment strategies, principal risks, performance history, management of the Fund, transaction policies and tax information.

The Funds

Information about each Fund you should know before investing, including: investment objective, principal investments, principal investment strategies, and principal risks.

Organization and Management of the Funds

Information about the Funds' organization and the companies managing your money.

Your Account

Information about how Fund shares are priced and how to buy, sell and exchange Fund shares.

Other information

Information about distributions, taxes and financial highlights.

Intrinsic Value Fund Summary

Investment Objective

The Intrinsic Value Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.65%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.47%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.13%
Fee Waivers	0.17%
Total Annual Fund Operating Expenses After Fee Waiver[1][2]	0.96%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.95% for Administrator Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Administrator Class
1 Year	$98
3 Years	$306
5 Years	$570
10 Years	$1,326

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities of large-capitalization companies and up to 20% of the Fund's total assets in equity securities of foreign issuers through ADRs and similar investments.''

We invest principally in equity securities of approximately 30 to 50 large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Value Index. The market capitalization range of the Russell 1000® Value Index was $263 million to $324 billion, as of December 31, 2009, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that we believe will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the valuation is no longer compelling relative to other investment opportunities.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Focused Portfolio Risk. Since the Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Fund may have a larger impact on the Fund's net asset value than if the Fund were more broadly invested.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Larger Companies Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year
Administrator Class (incepted on July 30, 2010)1

Highest Quarter: 2nd Quarter 2009	+18.22%
Lowest Quarter: 4th Quarter 2008	-20.20%
Year-to-date total return as of 6/30/2010 is -2.96%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	Performance Since 8/1/2006
Administrator Class (before taxes)	7/30/2010	30.65%	N/A	0.40%
Administrator Class (after taxes on distributions)	7/30/2010	30.49%	N/A	-0.04%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	20.13%	N/A	0.21%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)		19.69%	N/A	-4.74%
1.	Performance shown for the Administrator Class shares prior to their inception reflects the performance of the Fund's Institutional Class shares. The Institutional Class annual returns are substantially similar to what the Administrator Class annual returns would be because the Institutional Class and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown has not been adjusted to include the higher expenses applicable to the Administrator Class shares. If the expenses of the Administrator Class were included, returns would be lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Investment Advisor	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Metropolitan West Capital Management, LLC	Howard Gleicher, CFA, Portfolio Manager / 2006 Gary Lisenbee, Portfolio Manager / 2006 David Graham, Portfolio Manager / 2006 Jeffrey Peck, Portfolio Manager / 2006

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to"Summary of Important Information Regarding Purchase and Sale of Fund Shares "beginning on page 13 of the Prospectus.

Large Cap Growth Fund Summary

Investment Objective

The Large Cap Growth Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.65%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.48%
Total Annual Fund Operating Expenses	1.13%
Fee Waivers	0.18%
Total Annual Fund Operating Expenses After Fee Waiver[1][2]	0.95%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through November 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Administrator Class
1 Year	$97
3 Years	$341
5 Years	$605
10 Years	$1,359

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 81% of the average value of its portfolio.

Principal Investment Strategies

We invest principally in equity securities of large-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define largecapitalization companies as those with market capitalizations of $3 billion or more. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore,we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue.To find that growth,we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business model has sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential.We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better idea or when valuation is extended beyond our bullish expectations.We may actively trade portfolio securities.

Principal Investment Risks

Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective.The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Sector Emphasis Risk. Investing a substantial portion of the Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year
Administrator Class (incepted on July 30, 2010)1

Highest Quarter: 3rd Quarter 2009	+14.36%
Lowest Quarter: 1st Quarter 2001	--26.52%
Year-to-date total return as of 6/30/2010 is -8.08%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	7/30/2010	36.47%	2.02%	-4.58%
Administrator Class (after taxes on distributions)	7/30/2010	36.43%	2.01%	-5.06%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	23.70%	1.72%	-3.95%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)		37.21%	1.63%	-3.99%
1.	Performance shown for the Administrator Class shares prior to their inception reflects the performance of the Fund's Investor Class shares. The Investor Class annual returns are substantially similar to what the Administrator Class annual returns would be because the Investor Class and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Joseph M. Eberhardy, CFA, CPA, Portfolio Manager / 2008 Thomas C. Ognar, CFA, Portfolio Manager / 2005 Bruce C. Olson, CFA, Portfolio Manager / 2002

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to"Summary of Important Information Regarding Purchase and Sale of Fund Shares "beginning on page 13 of the Prospectus.

Strategic Large Cap Growth Fund Summary

Investment Objective

The Strategic Large Cap Growth Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.65%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.45%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.11%
Fee Waivers	0.15%
Total Annual Fund Operating Expenses After Fee Waiver[1][2]	0.96%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.95% for Administrator Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Administrator Class
1 Year	$98
3 Years	$306
5 Years	$566
10 Years	$1,309

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 182% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large-capitalization companies.

We invest principally in equity securities of large-capitalization companies which we define as companies with market capitalizations within the range of the Russell 1000® Index. As of December 31, 2009, the Russell 1000® Index had a market capitalization range of $263 million to $324 billion.

Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We use a bottom-up investment process that combines quantitative and qualitative research to identify companies with histories of superior earnings growth, strong current fundamentals and rising earnings estimates. We begin with a universe of approximately 1,300 stocks, which include the constituents of the Russell 1000® Growth Index. We use a multi-factor quantitative model that assesses elements of growth, momentum, earnings quality and financial strength to identify and rank companies with demonstrated histories of high quality earnings growth, favorable income statement and balance sheet trends and strong free cash flow. We then conduct qualitative fundamental analysis to gain a more complete understanding of the business and the different factors that may influence the company's market price over time. Specifically, we assess the quality of reported earnings, analyze growth and profitability trends, challenge consensus-derived long-term growth estimates and look at the overall growth and competitive position of the specific company within its industry. We continually monitor our holdings and search for deterioration in earnings trends that could trigger a disappointment. Signs of deterioration include a decline in a stock's quantitative rank, a disconnect between cash flow growth and reported earnings, decreasing profit margins, and slowing revenue growth. When we identify early signs of deterioration, or when a stock's quantitative rank declines, a sell review is conducted. However, we do not identify any one specific sell trigger. The final portfolio represents 50-70 of the team's highest conviction names, broadly diversified across the different sectors of the Russell 1000® Growth Index. We may actively trade portfolio securities.

Principal Investment Risks

Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Focused Portfolio Risk. Since the Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Fund may have a larger impact on the Fund's net asset value than if the Fund were more broadly invested.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Larger Companies Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year
Administrator Class (incepted on July 30, 2010)1

Highest Quarter: 3rd Quarter 2009	+14.03%
Lowest Quarter: 1st Quarter 2001	-25.40%
Year-to-date total return as of 6/30/2010 is -8.39%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	7/30/2010	35.29%	2.81%	-2.13%
Administrator Class (after taxes on distributions)	7/30/2010	35.15%	2.38%	-3.01%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	23.13%	2.34%	-2.05%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)		37.21%	1.63%	-3.99%
1.	Performance shown for the Administrator Class shares prior to their inception reflects the performance of the Fund's Institutional Class shares. The Institutional Class annual returns are substantially similar to what the Administrator Class annual returns would be because the Institutional Class and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown has not been adjusted to include the higher expenses applicable to the Administrator Class shares. If the expenses of the Administrator Class were included, returns would be lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	W. Shannon Reid, CFA, Portfolio Manager / 1997 David M. Chow, CFA, Portfolio Manager / 1998 Jay Zelko, Portfolio Manager / 2000

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to"Summary of Important Information Regarding Purchase and Sale of Fund Shares "beginning on page 13 of the Prospectus.

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Transaction Policies

Administrator Class shares are offered for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Administrator Class: $1 million (certain eligible investors may not be subject to a minimum initial investment)

Minimum Additional Investment
Administrator Class: None

Opening an Account
Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

Key Fund Information

This Prospectus contains information about certain Funds within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective, Principal Investments and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

  what the Fund is trying to achieve;

    how we intend to invest your money; and

      what makes the Fund different from the other Funds offered in this Prospectus.

      This section also provides a summary of each Fund's principal investments and practices.Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets"are measured as percentages of net assets plus borrowings for investment purposes.The investment policy of the Funds, except for the Classic Value Fund, the Disciplined Value Fund, and the Omega Growth Fund, concerning"80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

      Principal Risk Factors

      This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

      Intrinsic Value Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Investment Sub-Adviser	Metropolitan West Capital Management, LLC
Portfolio Managers	Howard Gleicher, CFA; Gary Lisenbee; David Graham; Jeffrey Peck
Fund Inception:	8/1/2006
Administrator Class	Ticker: EIVDX	Fund Number: 3750

      Investment Objective

      The Intrinsic Value Fund seeks long-term capital appreciation.

      Principal Investments

      Under normal circumstances, we invest:

        at least 80% of the Fund's total assets in equity securities of large-capitalization companies; and

        up to 20% of the Fund's total assets in equity securities of foreign issuers, through ADRs and similar investments

        Principal Investment Strategies

        We invest principally in equity securities of approximately 30 to 50 large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Value Index. The market capitalization range of the Russell 1000® Value Index was $263 million to $324 billion, as of December 31, 2009, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

        Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

        We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that we believe will unlock the intrinsic value of the securities. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the valuation is no longer compelling relative to other investment opportunities.

        The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

        Principal Risk Factors

        The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Derivatives Risk Focused Portfolio Risk Foreign Investment Risk Issuer Risk Larger Company Securities Risk	Leverage Risk Liquidity Risk Management Risk Market Risk Regulatory Risk Value Style Investment Risk

        These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

        Large Cap Growth Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management, LLC
Portfolio Managers	Joseph M. Eberhardy,CFA, CPA, Thomas C.Ognar, CFA, and Bruce C.Olson, CFA
Fund Inception	12/31/1981
Administrator Class	Ticker: STDFX	Fund Number: 3751

        Investment Objective

        The Large Cap Growth Fund seeks long-term capital appreciation.

        Principal Investments

        Under normal circumstances, we invest:

          at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

            up to 25% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

            Principal Investment Strategies

            We invest principally in equity securities of large-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings.We define largecapitalization companies as those with market capitalizations of $3 billion or more. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

            We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth,we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business model has sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential.We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better idea or when valuation is extended beyond our bullish expectations. We may actively trade portfolio securities.

            The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

            Principal Risk Factors

            The Fund is primarily subject to the risks mentioned below.

Active Trading Risk Counter-Party Risk Derivatives Risk Foreign Investment Risk Growth Style Investment Risk Issuer Risk	Leverage Risk Liquidity Risk Management Risk Market Risk Regulatory Risk Sector Emphasis Risk

            These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

            Strategic Large Cap Growth Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Investment Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	W. Shannon Reid, CFA; David M. Chow, CFA; Jay Zelko
Fund Inception:	11/24/1997
Administrator Class	Ticker: ESGDX	Fund Number: 3752

            Investment Objective

            The Strategic Large Cap Growth Fund seeks long-term capital appreciation.

            Principal Investments

            Under normal circumstances, we invest:

              at least 80% of the Fund's net assets in equity securities of large-capitalization companies.

              Principal Investment Strategies

              We invest principally in equity securities of large-capitalization companies which we define as companies with market capitalizations within the range of the Russell 1000® Index. As of December 31, 2009, the Russell 1000® Index had a market capitalization range of $263 million to $324 billion.

              Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

              We use a bottom-up investment process that combines quantitative and qualitative research to identify companies with histories of superior earnings growth, strong current fundamentals and rising earnings estimates. We begin with a universe of approximately 1,300 stocks, which include the constituents of the Russell 1000® Growth Index. We use a multi-factor quantitative model that assesses elements of growth, momentum, earnings quality and financial strength to identify and rank companies with demonstrated histories of high quality earnings growth, favorable income statement and balance sheet trends and strong free cash flow. We then conduct qualitative fundamental analysis to gain a more complete understanding of the business and the different factors that may influence the company's market price over time. Specifically, we assess the quality of reported earnings, analyze growth and profitability trends, challenge consensus-derived long-term growth estimates and look at the overall growth and competitive position of the specific company within its industry. We continually monitor our holdings and search for deterioration in earnings trends that could trigger a disappointment. Signs of deterioration include a decline in a stock's quantitative rank, a disconnect between cash flow growth and reported earnings, decreasing profit margins, and slowing revenue growth. When we identify early signs of deterioration, or when a stock's quantitative rank declines, a sell review is conducted. However, we do not identify any one specific sell trigger. The final portfolio represents 50-70 of the team's highest conviction names, broadly diversified across the different sectors of the Russell 1000® Growth Index. We may actively trade portfolio securities.

              The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

              Principal Risk Factors

              The Fund is primarily subject to the risks mentioned below.

Active Trading Risk Counter-Party Risk Derivatives Risk Focused Portfolio Risk Growth Style Investment Risk Issuer Risk Larger Company Securities Risk	Leverage Risk Liquidity Risk Management Risk Market Risk Regulatory Risk

              These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

              Description of Principal Investment Risks

              Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

              Active Trading Risk
              Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

              Counter-Party Risk
              When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

              Derivatives Risk
              The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Certain derivative positions may be difficult to close out when a Fund's portfolio manager may believe it would be appropriate to do so. Certain derivative positions, e.g., over-the-counter swaps, are subject to counterparty risk.

              Foreign Investment Risk
              Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

              Growth Style Investment Risk
              Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

              Issuer Risk
              The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

              Larger Company Securities Risk
              Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments. Larger, more established companies might be unable to react as quickly to new competitive challenges, such as changes in technology and consumer tastes. Some larger companies may be unable to grow at rates higher than the fastest growing smaller companies, especially during extended periods of economic expansion.

              Leverage Risk
              Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

              Liquidity Risk
              A security may not be able to be sold at the time desired or without adversely affecting the price.

              Management Risk
              We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

              Market Risk
              The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

              Regulatory Risk
              Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

              Sector Emphasis Risk
               Investing a substantial portion of a Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

              Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

              Value Style Investment Risk
              Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

              Portfolio Holdings Information

              A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

              Organization and Management of the Funds

              About Wells Fargo Funds Trust

              The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

              The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, other service providers may be changed by the Board without shareholder approval.

              The Investment Adviser

              Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank.Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption"Management Fees."

              For a Fund's most recent fiscal year end, the advisory fee paid to Evergreen Investment Management Company, LLC, the investment adviser to the Fund's predecessor, was as follows:

Advisory Fees Paid as % of Net Assets-Retail
As a % of average daily net assets
Wells Fargo Advantage Intrinsic Value Fund	0.61%
Wells Fargo Advantage Strategic Large Cap Growth Fund	0.62%

              For the Large Cap Growth Fund's most recent fiscal year end, the advisory fee paid to Evergreen Investment Management Company, LLC, the investment adviser to the Fund's predecessor, was as follows:

Advisory Fees Paid as % of Net Assets-Retail
As a % of average daily net assets
Wells Fargo Advantage Large Cap Growth Fund	0.42%

              Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

              For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve gains or outperformance.

              Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator and principal underwriter.

              These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

              The Sub-Advisers and Portfolio Managers

              The following sub-advisers and portfolio managers perform day-to-day investment management activities for the Funds. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

              Metropolitan West Capital Management, LLC (MetWest Capital), located at 610 Newport Center Drive, Suite 1000, Newport Beach, California 92660. MetWest Capital is the sub-adviser for the Intrinsic Value Fund. Accordingly, MetWest Capital is responsible for the day-to-day investment management activities of the Large Cap Appreciation Fund. MetWest Capital is a registered investment adviser that provides investment management services to pension plans, endowments, mutual funds, and individual investors.

Howard Gleicher, CFA Intrinsic Value Fund

              Mr. Gleicher is jointly responsible for managing the Intrinsic Value Fund, which he has managed since 2006. Mr. Gleicher is CEO, Chief Investment Officer and Lead Strategist for the Large Cap Intrinsic Value, International Core Value and Global Intrinsic Equity strategies and serves as a Senior Analyst with MetWest Capital's investment team. He co-founded MetWest Capital with Gary W. Lisenbee and Steve Borowski in 1997. Education: B.S. and M.S, Electrical Engineering, Stanford University; M.B.A., Harvard Business School. Mr. Gleicher has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute.

Gary Lisenbee Intrinsic Value Fund

              Mr. Lisenbee is jointly responsible for managing the Intrinsic Value Fund, which he has managed since 2006. Mr. Lisenbee is President and serves as a Senior Analyst with MetWest Capital's investment team. He co-founded MetWest Capital with Howard Gleicher, CFA and Steve Borowski in 1997. Education: B.A., Accounting, California State University, Fullerton; M.A., Economics, California State University, Fullerton.

David Graham Intrinsic Value Fund

              Mr. Graham is jointly responsible for managing the Intrinsic Value Fund, which he has managed since 2006. Mr. Graham is a Senior Vice President and serves as a Senior Analyst with MetWest Capital's investment team. He joined MetWest Capital in 2000. Education: B.S., Economics, Occidental College; M.B.A., Stanford University.

Jeffrey Peck Intrinsic Value Fund

              Mr. Peck is jointly responsible for managing the Intrinsic Value Fund, which he has managed since 2006. Mr. Peck is Director of Research and serves as a Senior Analyst with MetWest Capital's investment team. He joined MetWest Capital in 2004. Education: B.S., Mechanical Engineering, State University of New York, Buffalo; M.B.A., New York University's Stern School of Business.

              Wells Capital Management Incorporated (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco,CA 94105, is the sub-adviser for the Large Cap Growth Fund and the Strategic Large Cap Growth Fund. Accordingly, Wells Capital Management is responsible for the dayto-day investment management activities of these Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

David M. Chow, CFA Strategic Large Cap Growth Fund

              Mr. Chow is jointy responsible for managing the Strategic Large Cap Growth Fund, which he has managed since 1998. Mr. Chow is a Director and Portfolio Manager with the Large Cap Growth team of Wells Capital's Equity Management group. His responsibilities include portfolio management, risk management and quantitative research. He has been with Wells Capital or one of its predecessor firms since 1993. He received a BA in economics from the University of Western Ontario (1992). He has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a member of the CFA Institute and the CFA North Carolina Society.

Joseph M. Eberhardy, CFA, CPA Large Cap Growth Fund

              Mr. Eberhardy is jointly responsible for managing the Large Cap Growth Fund, which he has managed since 2008. Prior to his current role, he was a senior research analyst with the Growth Equity Team since 2000. Prior to joining Wells Capital Management, Mr. Eberhardy was with Strong Capital Management, Inc., since 1994. Education: B.A, Accounting, University of Wisconsin-Milwaukee.

Thomas C. Ognar, CFA Large Cap Growth Fund

              Mr. Ognar is jointly responsible for managing the Large Cap Growth Fund, which he has managed since 2005. Mr.Ognar joined Wells Capital Management in 2005 as a portfolio manager. Prior to joining Wells Capital Management, Mr. Ognar was a portfolio manager with Strong Capital Management, Inc. since May 2002 and managed separate and Institutional accounts since 2001.Mr.Ognar joined Strong Capital Management, Inc. in 1998, and served as a senior equity research analyst from 1998 to 2002. Education: B.S., Finance, Miami University; M.S., Finance, University of Wisconsin, Madison.

Bruce C. Olson, CFA Large Cap Growth Fund

              Mr. Olson is jointly responsible for managing the Large Cap Growth Fund, which he has managed since 2002. Mr.Olson joined Wells Capital Management in 2005 as a portfolio manager. Prior to joining Wells Capital Management, he was a portfolio manager with Strong Capital Management, Inc. and managed separate and institutional accounts since January 1998. Mr.Olson joined Strong Capital Management, Inc. in 1994. Education: B.A., Finance and History, Gustavus Adolphus College.

W. Shannon Reid, CFA Strategic Large Cap Growth

              Mr. Reid is jointly responsible for managing the Strategic Large Cap Growth Fund, which he has managed since 1997. Mr. Reid is a Managing Director, Senior Portfolio Manager, and the Head of Wells Capital's Large Cap Growth team. Mr. Reid has been with Wells Capital or one of its predecessor firms since 1988. He received a BA in economics from the University of Virginia (1980). He has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a member of the CFA North Carolina Society.

Jay Zelko Strategic Large Cap Growth Fund

              Mr. Zelko is jointly responsible for managing the Strategic Large Cap Growth Fund, which he has managed since 2000. Mr. Zelko is Director and Portfolio Manager with the Large Cap Growth team of Wells Capital's Equity Management group. His responsibilities include portfolio management, risk management and qualitative research. He has been with Wells Capital or one of its predecessor firms since 1987. He received a BA in Finance from Cleveland State University (1986) and a MBA from the University of North Carolina at Greensboro (1992). He is a member of the CFA Institute and the CFA North Carolina Society.

              Dormant Multi-Manager Arrangement

              The Board has adopted a "multi-manager" arrangement for the Funds. Under this arrangement, each Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

              Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

              Compensation to Dealers and Shareholders Servicing Agents

              Shareholder Servicing Plan
              The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services for each Class of the Fund. For these services, each Class pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

              Additional Payments to Dealers
               In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

              In return for these Additional Payments, the Funds' adviser and distributor expect the Funds to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

              Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

              The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

              The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Funds' distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

              More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

              Pricing Fund Shares

              The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

              With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

              With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

              We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

              In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

              How to Buy Shares

              Administrator Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds. Specific eligibility requirements that apply to these entities include:

                Employee benefit plan programs that have at least $10 million in plan assets;

                Broker-dealer managed account or wrap programs that charge an asset-based fee;

                Registered investment adviser mutual fund wrap programs that charge an asset-based fee;

                Internal Revenue Code Section 529 college savings plan accounts;

                Fund of Funds including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM);

                Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;

                Institutions who invest a minimum initial amount of $1 million in a Fund; and

                  Under certain circumstances and for certain groups as detailed in the Funds' Statement of Additional Information.

Institutions Purchasing Shares Directly	Opening an Account	Adding to an Account
By Telephone or Internet

                  A new account may not be opened by
                  telephone or internet unless the institution
                  has another Wells Fargo Advantage Fund
                  account. If the institution does not currently
                  have an account, contact your investment
                  representative.

                  To buy additional shares or to buy
                  shares in a new Fund:

                    Call Investor Services at 1-800-222-8222 or

                    Call 1-800-368-7550 for the automated phone system or

                    Visit our Web site at www.wellsfargo.com/ advantagefunds

By Wire

                      Complete and sign the Administrator Class account application

                        Call Investor Services at 1-800-222-8222 for faxing instructions

                        Use the following wiring instructions: State Street Bank & Trust Boston, MA Bank Routing Number: ABA 011000028 Wire Purchase Account: 9905-437-1 Attention: Wells Fargo Advantage Funds (Name of Fund, Account Number) Account Name: Provide your name as registered on the Fund account

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

                        Special Considerations When Investing Through Financial Intermediaries:
                         If a financial intermediary purchases Administrator Class shares on your behalf, you should understand the following:

                          Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

                          Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for Administrator Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers'beneficial ownership of the shares.

                          Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

                          Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

                            U.S. Dollars Only. All payment must be made in U.S. dollars and all checks must be drawn on U.S. banks.

                            Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

                              Earnings Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

                              How to Sell Shares

                              Administrator Class shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

Institutions Selling Shares Directly	To Sell Some or All of Your Shares
By Telephone / Electronic Funds Transfer (EFT)

                                To speak with an investor services representative call 1-800-222-8222 or use the automated phone system at 1-800-368-7550.

                                Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

                                  Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

                                    Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.

                                    Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

By Wire

                                      To arrange for a Federal Funds wire, call 1-800-222-8222.

                                        Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

                                          Redemption proceeds are usually wired to the financial intermediary the following business day.

By Internet	Visit our Web site at www.wellsfargo.com/advantagefunds.
Through Your Investment Representative	Contact your investment representative.

                                          General Notes for Selling Shares

                                            Proper Form. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.

                                            Earnings Distributions. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.

                                            Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through Electronic Funds Transfer, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

                                            Redemption in Kind. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the Investment Company Act of 1940, and the rules thereunder. The redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received.

                                              Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

                                              How to Exchange Shares

                                              Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

                                                In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

                                                An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

                                                You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

                                                Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

                                                If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

                                                Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

                                                Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

                                                Frequent Purchases and Redemptions of Fund Shares

                                                The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

                                                Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

                                                The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be "blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

                                                  Money market funds;

                                                    Ultra short funds (includes Adjustable Rate Government Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund);

                                                      Purchases of shares through dividend reinvestments;

                                                        Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

                                                          Rebalancing transactions within certain asset allocation or "wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

                                                            Transactions initiated by a registered "fund of funds" or Section 529 Plan into an underlying fund investment;

                                                              Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

                                                                Purchases below $5,000 (including purchases that are part of an exchange transaction).

                                                                In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliates that are used exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

                                                                A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

                                                                Account Policies

                                                                Advance Notice of Large Transactions
                                                                 We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

                                                                Householding
                                                                 To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

                                                                Retirement Accounts
                                                                 We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

                                                                  Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

                                                                    Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

                                                                    There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

                                                                    Small Account Redemptions
                                                                     We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so,we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

                                                                    Statements and Confirmations
                                                                     Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

                                                                    Electronic Delivery of Fund Documents
                                                                     You may elect to receive your Fund's prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Fund's Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

                                                                    To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Fund's Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

                                                                    Statement Inquiries
                                                                     Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

                                                                    Transaction Authorizations
                                                                     Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

                                                                    USA PATRIOT Act
                                                                     In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

                                                                    Distributions

                                                                    The Funds generally make distributions of any net investment income and any realized net capital gains at least annually. Please contact your institution for distribution options. Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

                                                                    Taxes

                                                                    The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting a Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

                                                                    We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

                                                                    Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

                                                                    An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax, as long as certain holding period requirements are met. These reduced rates of tax will expire after December 31, 2010. Maximum long-term capital gain income tax rates are scheduled to rise to 20% in 2011, 18% for assets held more than 5 years. Due to recent legislation, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

                                                                    Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

                                                                    If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Fund has built up, or have the potential to build up, high levels of unrealized appreciation.

                                                                    Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

                                                                    In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

                                                                    Additional Performance Information

                                                                    This section contains additional information regarding performance of the Funds. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries. The sub-section below titled "Share Class Performance" provides history for specified share classes of certain Funds.

                                                                    Index Descriptions
                                                                    The "Average Annual Total Returns" table in each Fund's Fund Summary compares the Fund's returns with those of at least one broad-based market index. Below are descriptions of each such index. You cannot invest directly in an index.

Russell 1000® Growth Index	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.
Russell 1000® Value Index	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

                                                                    Share Class Performance
                                                                     The performance history of share classes of certain Funds is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summaries. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of an applicable Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

                                                                      Intrinsic Value Fund - Administrator Class. The inception date of the Administrator Class shares was July 30, 2010. Performance shown for the Administrator Class shares prior to their inception reflects the performance of the Fund's Institutional Class shares. The Institutional Class annual returns are substantially similar to what the Administrator Class annual returns would be because the Institutional Class and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown has not been adjusted to include the higher expenses applicable to the Administrator Class shares. If the expenses of the Administrator Class were included, returns would be lower. Historical performance shown for the Institutional class of the Fund prior to July 16, 2010 is based on the performance of the fund's predecessor, Evergreen Intrinsic Value Fund.

                                                                      Large Cap Growth Fund - Administrator Class. The inception date of the Administrator Class shares was July 30, 2010. Performance shown for the Administrator Class shares prior to their inception reflects the performance of the Fund's Investor Class shares. The Investor Class annual returns are substantially similar to what the Administrator Class annual returns would be because the Investor Class and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be lower.

                                                                      Strategic Large Cap GrowthFund - Administrator Class. The inception date of the Administrator Class shares was July 30, 2010. Performance shown for the Administrator Class shares prior to their inception reflects the performance of the Fund's Institutional Class shares. The Institutional Class annual returns are substantially similar to what the Administrator Class annual returns would be because the Institutional Class and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown has not been adjusted to include the higher expenses applicable to the Administrator Class shares. If the expenses of the Administrator Class were included, returns would be lower. Historical performance shown for the Institutional class of the Fund prior to July 16, 2010 is based on the performance of the fund's predecessor, Evergreen Strategic Growth Fund.

                                                                      A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. Each Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

                                                                      Financial Highlights

                                                                      Because Administrator Class shares of the Funds did not exist prior to July 30, 2010, financial highlights are not available for this class of the Funds.

                                                                      FOR MORE INFORMATION

                                                                      More information on a Fund is available free upon request, including the following documents:

                                                                      Statement of Additional Information (SAI)
                                                                      Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

                                                                      Annual/Semi-Annual Reports
                                                                      Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

                                                                      To obtain copies of the above documents or for more information about
                                                                      Wells Fargo Advantage Funds, contact us:

                                                                      By telephone:
                                                                      Individual Investors: 1-800-222-8222
                                                                      Retail Investment Professionals: 1-888-877-9275
                                                                      Institutional Investment Professionals: 1-866-765-0778

                                                                      By e-mail: wfaf@wellsfargo.com

                                                                      By mail:
                                                                      Wells Fargo Advantage Funds
                                                                      P.O. Box 8266
                                                                      Boston, MA 02266-8266

                                                                      On the Internet:
                                                                      www.wellsfargo.com/advantagefunds

                                                                      From the SEC:
                                                                      Visit the SEC's Public Reference Room in Washington,
                                                                      DC (phone 1-202-551-8090 for operational information for the SEC's Public Reference Room) or the SEC's Internet site at www.sec.gov.

                                                                      To obtain information for a fee, write or email:
                                                                      SEC's Public Reference Section
                                                                      100 "F" Street, NE
                                                                      Washington, DC 20549-0102
                                                                      publicinfo@sec.gov

© 2010 Wells-Fargo Funds Management, LLC. All rights reserved	www.wellsfargo.com/advantagefunds	E70LCAM/P103E 07-10 ICA Reg. No. 811-09253

                                                                      Prospectus

                                                                      July 30, 2010

                                                                      Institutional Class

                                                                      Wells Fargo Advantage Funds® - Large Cap Stock Funds

Classic Value Fund
ETRNX
Core Equity Fund
EGIEX
Disciplined U.S. Core Fund
EVSIX
Disciplined Value Fund
EDSNX
Large Cap Growth Fund
STNFX
Omega Growth Fund
EKONX

                                                                      These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                                                      Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

                                                                      Fund Summaries

                                                                      A summary of information about each Fund, including: investment objective, fees and expenses, portfolio turnover, principal investment strategies, principal risks, performance history, management of the Fund, transaction policies and tax information.

                                                                      The Funds

                                                                      Information about each Fund you should know before investing, including: investment objective, principal investments, principal investment strategies, and principal risks.

                                                                      Organization and Management of the Funds

                                                                      Information about the Funds' organization and the companies managing your money.

                                                                      Your Account

                                                                      Information about how Fund shares are priced and how to buy, sell and exchange Fund shares.

                                                                      Other information

                                                                      Information about distributions, taxes and financial highlights.

                                                                      Classic Value Fund Summary

                                                                      Investment Objective

                                                                      The Classic Value Fund seeks long-term capital appreciation.

                                                                      Fees and Expenses

                                                                      These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.64%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.83%
Fee Waivers	0.08%
Total Annual Fund Operating Expenses After Fee Waiver[1][2]	0.75%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                      Example of Expenses

                                                                      The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Institutional Class
1 Year	$77
3 Years	$240
5 Years	$436
10 Years	$1,002

                                                                      Portfolio Turnover

                                                                      The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

                                                                      Principal Investment Strategies

                                                                      Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Value Index. The market capitalization range of the Russell 1000® Value Index was $263 million to $324 billion, as of December 31, 2009, and is expected to change frequently. Under normal circumstances, we invest up to 20% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

                                                                      We are value-oriented long-term fundamental investors who seek to own businesses whose economics we understand well. We primarily focus on companies that are structurally well positioned through a combination of favorable industry forces and company-specific competitive advantages. We use the results of our fundamental analysis to come up with a range of intrinsic values for the business underlying each equity security. Our goal is to purchase equity securities with a margin of safety, which we believe comes from both our purchase price relative to our range of value estimates and the quality of the businesses that we are purchasing.

                                                                      We look to sell our holdings when the valuation is no longer favorable, our assessment of the quality of the business changes or when we find more attractive opportunities.

                                                                      Principal Investment Risks

                                                                      Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                                                                      Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

                                                                      Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

                                                                      Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                      Larger Companies Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.

                                                                      Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

                                                                      Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                      Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                      Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                      Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                      Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

                                                                      Performance

                                                                      The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

                                                                      Calendar Year Total Returns as of 12/31 each year
                                                                      Institutional Class (incepted on July 30, 2010)1

Highest Quarter: 2nd Quarter 2009	+19.57%
Lowest Quarter: 4th Quarter 2008	-22.71%
Year-to-date total return as of 6/30/2010 is -8.23%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	7/30/2010	26.33%	0.62%	2.90%
Institutional Class (after taxes on distributions)	7/30/2010	26.06%	-0.65%	1.64%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	17.35%	0.36%	2.07%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)		19.69%	-0.25%	2.47%
1.	Performance shown for the Institutional Class shares prior to their inception reflects the performance of the Fund's Administrator Class shares. Administrator Class annual returns are substantially similar to what the Institutional Class annual returns would be because the Administrator Class and Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown includes the higher expenses applicable to the Administrator Class. If these expenses had not been included, returns would be higher.

                                                                      After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

                                                                      Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Walter T. McCormick, CFA, Portfolio Manager / 2007 Emory W. (Sandy) Sanders, Jr., CFA, Portfolio Manager / 2010

                                                                      For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page 20 of the Prospectus.

                                                                      Core Equity Fund Summary

                                                                      Investment Objective

                                                                      The Core Equity Fund seeks long-term capital appreciation.

                                                                      Fees and Expenses

                                                                      These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.64%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.83%
Fee Waivers	0.08%
Total Annual Fund Operating Expenses After Fee Waiver[1][2]	0.75%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                      Example of Expenses

                                                                      The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Institutional Class
1 Year	$77
3 Years	$240
5 Years	$436
10 Years	$1,002

                                                                      Portfolio Turnover

                                                                      The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.

                                                                      Principal Investment Strategies

                                                                      Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of large capitalization companies, and may invest up to 20% of the Fund's assets in equity securities of foreign issuers, including ADRs and similar investments. We invest principally in equity securities of large capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was approximately $263 million to $324 billion, as of December 31, 2009, and is expected to change frequently. Furthermore, we may use futures, options, or swap agreements, as well as other derivatives, to manage risk or to enhance return.

                                                                      We are long term investors, focused on identifying highly differentiated companies with key growth drivers, sustainable cash flow production, and high returns on capital. Our preference is for companies with sustainable competitive advantages and high barriers to entry, and we seek strong management teams with a focus on shareholder value creation. Both growth and value opportunities are evaluated with an approach that uses the present value of estimated future cash flows as the core methodology for measuring intrinsic value. We employ a disciplined fundamental research process which produces bottom-up company assessments using key assumptions that drive sales, margins, and asset intensity. Scenario analysis is designed to provide a meaningful range of outcomes and the ability to assess investors' embedded expectations. Management seeks to purchase companies that meet the criteria above when the shares are selling at a significant discount to intrinsic value. Sell decisions are similarly driven by our long term fundamental analysis. We constantly review portfolio investments and may sell a holding when it has achieved its valuation target, if we believe there is structural or permanent deterioration in the underlying fundamentals of the business, or we identify what we believe is a more attractive investment opportunity with a better margin of safety.

                                                                      Principal Investment Risks

                                                                      Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                                                                      Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

                                                                      Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

                                                                      Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

                                                                      Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                      Larger Companies Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.

                                                                      Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

                                                                      Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                      Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                      Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                      Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                      Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

                                                                      Performance

                                                                      The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

                                                                      Calendar Year Total Returns as of 12/31 each year
                                                                      Institutional Class (incepted on July 30, 2010)1

Highest Quarter: 2nd Quarter 2009	+18.64%
Lowest Quarter: 4th Quarter 2008	-21.94%
Year-to-date total return as of 6/30/2010 is -8.71%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	7/30/2010	36.79%	3.60%	1.21%
Institutional Class (after taxes on distributions)	7/30/2010	36.61%	3.21%	0.45%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	24.14%	3.06%	0.83%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		26.46%	0.42%	-0.95%
1.	Performance shown for the Institutional Class shares prior to their inception reflects the performance of the Fund's Administrator Class shares. Administrator Class annual returns are substantially similar to what the Institutional Class annual returns would be because the Administrator Class and Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown includes the higher expenses applicable to the Administrator Class. If these expenses had not been included, returns would be higher.

                                                                      After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

                                                                      Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Walter T. McCormick, CFA, Portfolio Manager / 2002 Emory W. (Sandy) Sanders, Jr., CFA, Portfolio Manager / 2007

                                                                      For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page 20 of the Prospectus.

                                                                      Disciplined U.S. Core Fund Summary

                                                                      Investment Objective

                                                                      The Disciplined U.S. Core Fund seeks long-term capital appreciation.

                                                                      Fees and Expenses

                                                                      These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.30%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.49%
Fee Waivers	0.01%
Total Annual Fund Operating Expenses After Fee Waiver[1][2]	0.48%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                      Example of Expenses

                                                                      The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Institutional Class
1 Year	$49
3 Years	$154
5 Years	$271
10 Years	$613

                                                                      Portfolio Turnover

                                                                      The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.

                                                                      Principal Investment Strategies

                                                                      Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of U.S. large capitalization companies. We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500 Index. The market capitalization range of the S&P 500 Index was $1.1 billion to $323.7 billion, as of December 31, 2009, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

                                                                      We employ a quantitative investment approach to identify companies with favorable investment characteristics in the areas of valuation, investor sentiment and quality. These fundamentally-based ideas are combined to drive stock selection. For example, stock selection characteristics include high relative cash-flow generation, favorable earnings estimate revisions, and strong corporate financial measures, among others. Our approach looks to achieve positive excess returns relative to the S&P 500 Index (which may include both value and growth stocks) by using stock selection to take controlled active risks in a portfolio that is similar to the benchmark. We regularly review the investments of the portfolio and may sell a portfolio holding when, among other reasons, we believe there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

                                                                      Principal Investment Risks

                                                                      Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                                                                      Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

                                                                      Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

                                                                      Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                      Larger Companies Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.

                                                                      Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

                                                                      Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                      Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective.The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                      Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                      Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                      Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

                                                                      Performance

                                                                      The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

                                                                      Calendar Year Total Returns as of 12/31 each year
                                                                      Institutional Class (incepted on July 30, 2010)1

Highest Quarter: 2nd Quarter 2003	+16.17%
Lowest Quarter: 4th Quarter 2008	-20.66%
Year-to-date total return as of 6/30/2010 is -7.78%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	7/30/2010	23.44%	1.33%	-0.35%
Institutional Class (after taxes on distributions)	7/30/2010	23.10%	0.56%	-1.16%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	15.57%	1.19%	-0.40%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		26.46%	0.42%	-0.95%
1.	Performance shown for the Institutional Class shares prior to their inception reflects the performance of the Fund's Administrator Class shares. Administrator Class annual returns are substantially similar to what the Institutional Class annual returns would be because the Administrator Class and Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown includes the higher expenses applicable to the Administrator Class. If these expenses had not been included, returns would be higher.

                                                                      After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

                                                                      Fund Management

Investment Advisor	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Capital Management, LLC	Wells Capital Management, LLC	William E. Zieff, Portfolio Manager / 2000

                                                                      For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page 20 of the Prospectus.

                                                                      Disciplined Value Fund Summary

                                                                      Investment Objective

                                                                      The Disciplined Value Fund seeks long-term capital appreciation.

                                                                      Fees and Expenses

                                                                      These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.55%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.22%
Total Annual Fund Operating Expenses	0.77%
Fee Waivers	0.12%
Total Annual Fund Operating Expenses After Fee Waiver[1][2]	0.65%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                      Example of Expenses

                                                                      The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Institutional Class
1 Year	$66
3 Years	$208
5 Years	$390
10 Years	$919

                                                                      Portfolio Turnover

                                                                      The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

                                                                      Principal Investment Strategies

                                                                      Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities of large-capitalization companies. We define large-capitalization companies as companies with market capitalizations within the range of the Russell 1000® Value Index. The market capitalization range of the Russell 1000® Value Index was approximately $263 million to $324 billion, as of December 31, 2009, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

                                                                      We employ a quantitative investment approach that seeks to identify companies with favorable investment characteristics in the areas of valuation, investor sentiment and quality. These fundamentally-based ideas are combined to drive stock selection. For example, stock selection characteristics include high relative cash-flow generation, favorable earnings estimate revisions, and strong corporate financial measures, among others. In the aggregate, our approach seeks to offer portfolio risk characteristics similar to those of the Russell 1000® Value Index, while emphasizing those investment characteristics we consider most likely to lead to performance greater than that of the Russell 1000® Value Index.

                                                                      We regularly review the investments of the portfolio and may sell a portfolio holding when, among other reasons, we believe there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

                                                                      Principal Investment Risks

                                                                      Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                                                                      Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

                                                                      Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                      Larger Companies Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.

                                                                      Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

                                                                      Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                      Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                      Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                      Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                      Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

                                                                      Performance

                                                                      The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

                                                                      Calendar Year Total Returns as of 12/31 each year
                                                                      Institutional Class (incepted on July 30, 2010)1

Highest Quarter: 2nd Quarter 2003	+16.92%
Lowest Quarter: 4th Quarter 2008	-20.64%
Year-to-date total return as of 6/30/2010 is -7.02%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	7/30/2010	17.11%	0.32%	2.89%
Institutional Class (after taxes on distributions)	7/30/2010	16.76%	-1.07%	1.74%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	11.46%	0.26%	2.34%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)		19.69%	-0.25%	2.47%
1.	Performance shown for the Institutional Class shares prior to their inception reflects the performance of the Fund's Administrator Class shares. Administrator Class annual returns are substantially similar to what the Institutional Class annual returns would be because the Administrator Class and Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown includes the higher expenses applicable to the Administrator Class. If these expenses had not been included, returns would be higher.

                                                                      After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

                                                                      Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	William E. Zieff, Portfolio Manager / 2005

                                                                      For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page 20 of the Prospectus.

                                                                      Large Cap Growth Fund Summary

                                                                      Investment Objective

                                                                      The Large Cap Growth Fund seeks long-term capital appreciation.

                                                                      Fees and Expenses

                                                                      These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.65%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.86%
Fee Waivers	0.11%
Total Annual Fund Operating Expenses After Fee Waiver[1][2]	0.75%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through November 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                      Example of Expenses

                                                                      The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Institutional Class
1 Year	$77
3 Years	$263
5 Years	$466
10 Years	$1,051

                                                                      Portfolio Turnover

                                                                      The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 81% of the average value of its portfolio.

                                                                      Principal Investment Strategies

                                                                      We invest principally in equity securities of large-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define largecapitalization companies as those with market capitalizations of $3 billion or more. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore,we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

                                                                      We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue.To find that growth,we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business model has sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential.We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better idea or when valuation is extended beyond our bullish expectations.We may actively trade portfolio securities.

                                                                      Principal Investment Risks

                                                                      Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

                                                                      Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                                                                      Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

                                                                      Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

                                                                      Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

                                                                      Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                      Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

                                                                      Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                      Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective.The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                      Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                      Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                      Sector Emphasis Risk. Investing a substantial portion of the Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

                                                                      Performance

                                                                      The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

                                                                      Calendar Year Total Returns as of 12/31 each year
                                                                      Institutional Class (incepted on July 30, 2010)1

Highest Quarter: 3rd Quarter 2009	+14.36%
Lowest Quarter: 1st Quarter 2001	--26.52%
Year-to-date total return as of 6/30/2010 is -8.08%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	7/30/2010	36.47%	2.02%	-4.58%
Institutional Class (after taxes on distributions)	7/30/2010	36.43%	2.01%	-5.06%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	23.70%	1.72%	-3.95%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)		37.21%	1.63%	-3.99%
1.	Performance shown for the Institutional Class shares prior to their inception reflects the performance of the Fund's Investor Class shares. The Investor Class annual returns are substantially similar to what the Institutional Class annual returns would be because the Investor Class and Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher.

                                                                      After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

                                                                      Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Joseph M. Eberhardy, CFA, CPA, Portfolio Manager / 2008 Thomas C. Ognar, CFA, Portfolio Manager / 2005 Bruce C. Olson, CFA, Portfolio Manager / 2002

                                                                      For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page 20 of the Prospectus.

                                                                      Omega Growth Fund Summary

                                                                      Investment Objective

                                                                      The Omega Growth Fund seeks long-term capital appreciation.

                                                                      Fees and Expenses

                                                                      These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.94%
Fee Waivers	0.14%
Total Annual Fund Operating Expenses After Fee Waiver[1][2]	0.80%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                      Example of Expenses

                                                                      The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Institutional Class
1 Year	$82
3 Years	$255
5 Years	$477
10 Years	$1,114

                                                                      Portfolio Turnover

                                                                      The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 26% of the average value of its portfolio.

                                                                      Principal Investment Strategies

                                                                      Under normal circumstances, the Fund invests at least 80% of its total assets in equity securities and may invest up to 25% of the its total assets in equity securities of foreign issuers, including ADRs and similar investments. We invest principally in equity securities of companies of all market capitalizations. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

                                                                      We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earning and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. We typically use a discounted cash flow model to assess a firm's intrinsic value in order to set price objectives. In addition to meeting with management, we take a surround-the-company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may actively trade portfolio securities.

                                                                      Principal Investment Risks

                                                                      Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                                                                      Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

                                                                      Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

                                                                      Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

                                                                      Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                      Larger Companies Securities Risk. Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments.

                                                                      Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

                                                                      Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                      Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                      Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                      Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                      Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

                                                                      Performance

                                                                      The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

                                                                      Calendar Year Total Returns as of 12/31 each year
                                                                      Institutional Class (incepted on July 30, 2010)1

Highest Quarter: 1st Quarter 2000	+20.76%
Lowest Quarter: 4th Quarter 2000	-25.51%
Year-to-date total return as of 6/30/2010 is -9.06%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	7/30/2010	42.86%	4.77%	0.10%
Institutional Class (after taxes on distributions)	7/30/2010	42.68%	4.75%	-0.01%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	28.08%	4.11%	0.06%
Russell 3000 Growth Index (reflects no deduction for fees, expenses, or taxes)		37.01%	1.58%	-3.79%
1.	Performance shown for the Institutional Class shares prior to their inception reflects the performance of the Fund's Administrator Class shares. Administrator Class annual returns are substantially similar to what the Institutional Class annual returns would be because the Administrator Class and Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown includes the higher expenses applicable to the Administrator Class. If these expenses had not been included, returns would be higher.

                                                                      After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

                                                                      Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Thomas J. Pence, CFA, Portfolio Manager / 2010 Michael T. Smith, CFA, Portfolio Manager / 2010

                                                                      For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page 20 of the Prospectus.

                                                                      Summary of Important Information Regarding Purchase and Sale of Fund Shares

                                                                      Transaction Policies

                                                                      Institutional Class shares are offered for primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

                                                                      Minimum Initial Investment
                                                                      Institutional Class: $5 million (certain eligible investors may not be subject to a minimum initial investment)

                                                                      Minimum Additional Investment
                                                                      Institutional Class: None

                                                                      Opening an Account
                                                                      Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

                                                                      Tax Information

                                                                      Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

                                                                      Payments to Broker-Dealers and Other Financial Intermediaries

                                                                      If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                      The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

                                                                      The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

                                                                      Key Fund Information

                                                                      This Prospectus contains information about certain Funds within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

                                                                      In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

                                                                      Investment Objective, Principal Investments and Principal Investment Strategies

                                                                      The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

                                                                        what the Fund is trying to achieve;

                                                                          how we intend to invest your money; and

                                                                            what makes the Fund different from the other Funds offered in this Prospectus.

                                                                            This section also provides a summary of each Fund's principal investment and policies and practices.Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets"are measured as percentages of net assets plus borrowings for investment purposes.The investment policy of the Funds, except for the Classic Value Fund, the Disciplined Value Fund, the Intrinsic Value Fund and the Omega Growth Fund, concerning"80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

                                                                            Principal Risk Factors

                                                                            This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

                                                                            Classic Value Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Investment Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Walter T. McCormick, CFA; Emory W. (Sandy) Sanders, Jr., CFA
Fund Inception:	8/31/1978
Institutional Class	Ticker: ETRNX	Fund Number: 4135

                                                                            Investment Objective

                                                                            The Classic Value Fund seeks long-term capital appreciation.

                                                                            Principal Investments

                                                                            Under normal circumstances, we invest:

                                                                              at least 80% of the Fund's net assets in equity securities of large capitalization companies; and

                                                                                up to 20% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

                                                                                Principal Investment Strategies

                                                                                We invest principally in equity securities of large capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Value Index. The market capitalization range of the Russell 1000® Value Index was $263 million to $324 billion, as of December 31, 2009, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

                                                                                We are value-oriented long-term fundamental investors who seek to own businesses whose economics we understand well. We primarily focus on companies that are structurally well positioned through a combination of favorable industry forces and company-specific competitive advantages. We use the results of our fundamental analysis to come up with a range of intrinsic values for the business underlying each equity security. Our goal is to purchase equity securities with a margin of safety, which we believe comes from both our purchase price relative to our range of value estimates and the quality of the businesses that we are purchasing.

                                                                                We look to sell our holdings when the valuation is no longer favorable, our assessment of the quality of the business changes or when we find more attractive opportunities.

                                                                                The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                                                Principal Risk Factors

                                                                                The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Derivatives Risk Foreign Investment Risk Issuer Risk Larger Company Securities Risk Leverage Risk	Liquidity Risk Management Risk Market Risk Regulatory Risk Value Style Investment Risk

                                                                                These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                                                Core Equity Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Investment Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Walter T. McCormick, CFA; Emory W. (Sandy) Sanders, Jr., CFA
Fund Inception:	10/15/1986
Institutional Class	Ticker: EGIEX	Fund Number: 4136

                                                                                Investment Objective

                                                                                The Core Equity Fund seeks long-term capital appreciation.

                                                                                Principal Investments

                                                                                Under normal circumstances, we invest:

                                                                                  at least 80% of the fund's net assets in equity securities of large capitalization companies; and

                                                                                    up to 20% of the fund's assets in equity securities of foreign issuers, including ADRs and similar investments.

                                                                                    Principal Investment Strategies

                                                                                    We invest principally in equity securities of large capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index. The market capitalization range of the Russell 1000® Index was approximately $263 million to $324 billion, as of December 31, 2009, and is expected to change frequently. We may also invest in equity securities of foreign issuers including ADRs and similar investments. Furthermore, we may use futures, options, or swap agreements, as well as other derivatives, to manage risk or to enhance return.

                                                                                    We are long term investors, focused on identifying highly differentiated companies with key growth drivers, sustainable cash flow production, and high returns on capital. Our preference is for companies with sustainable competitive advantages and high barriers to entry, and we seek strong management teams with a focus on shareholder value creation. Both growth and value opportunities are evaluated with an approach that uses the present value of estimated future cash flows as the core methodology for measuring intrinsic value. We employ a disciplined fundamental research process which produces bottom-up company assessments using key assumptions that drive sales, margins, and asset intensity. Scenario analysis is designed to provide a meaningful range of outcomes and the ability to assess investors' embedded expectations. Management seeks to purchase companies that meet the criteria above when the shares are selling at a significant discount to intrinsic value. Sell decisions are similarly driven by our long term fundamental analysis. We constantly review portfolio investments and may sell a holding when it has achieved its valuation target, if we believe there is structural or permanent deterioration in the underlying fundamentals of the business, or we identify what we believe is a more attractive investment opportunity with a better margin of safety.

                                                                                    The Fund may hold some of its assets in cash or money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective

                                                                                    Principal Risk Factors

                                                                                    The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Derivatives Risk Foreign Investment Risk Growth Style Investment Risk Issuer Risk Larger Company Securities Risk Leverage Risk	Liquidity Risk Management Risk Market Risk Regulatory Risk Value Style Investment Risk

                                                                                    These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                                                    Disciplined U.S. Core Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Investment Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	William E. Zieff
Fund Inception:	2/28/1990
Institutional Class	Ticker: EVSIX	Fund Number: 4102

                                                                                    Investment Objective

                                                                                    The Disciplined U.S. Core Fund seeks long-term capital appreciation.

                                                                                    Principal Investments

                                                                                    Under normal circumstances, we invest:

                                                                                      at least 80% of the Fund's net assets in equity securities of U.S. large-capitalization companies.

                                                                                      Principal Investment Strategies

                                                                                      We invest principally in equity securities of large-capitalization companies, which we define as companies with market capitalizations within the range of the S&P 500 Index. The market capitalization range of the S&P 500 Index was $1.1 billion to $323.7 billion, as of December 31, 2009, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

                                                                                      We employ a quantitative investment approach to identify companies with favorable investment characteristics in the areas of valuation, investor sentiment and quality. These fundamentally-based ideas are combined to drive stock selection. For example, stock selection characteristics include high relative cash-flow generation, favorable earnings estimate revisions, and strong corporate financial measures, among others. Our approach looks to achieve positive excess returns relative to the S&P 500 Index (which may include both value and growth stocks) by using stock selection to take controlled active risks in a portfolio that is similar to the benchmark. We regularly review the investments of the portfolio and may sell a portfolio holding when, among other reasons, we believe there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

                                                                                      The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                                                      Principal Risk Factors

                                                                                      The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Derivatives Risk Growth Style Investment Risk Issuer Risk Larger Company Securities Risk Leverage Risk	Liquidity Risk Management Risk Market Risk Regulatory Risk Value Style Investment Risk

                                                                                      These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                                                      Disciplined Value Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Investment Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	William E. Zieff
Fund Inception:	5/8/1992
Institutional Class	Ticker: EDSNX	Fund Number: 4134

                                                                                      Investment Objective

                                                                                      The Disciplined Value Fund seeks long-term capital appreciation.

                                                                                      Principal Investments

                                                                                      Under normal circumstances, we invest:

                                                                                        we invest at least 80% of the Fund's total assets in equity securities of large-capitalization companies.

                                                                                        Principal Investment Strategies

                                                                                        We invest principally in equity securities of large-capitalization companies. We define large-capitalization companies as companies with market capitalizations within the range of the Russell 1000® Value Index. The market capitalization range of the Russell 1000® Value Index was approximately $263 million to $324 billion, as of December 31, 2009, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

                                                                                        We employ a quantitative investment approach that seeks to identify companies with favorable investment characteristics in the areas of valuation, investor sentiment and quality. These fundamentally-based ideas are combined to drive stock selection. For example, stock selection characteristics include high relative cash-flow generation, favorable earnings estimate revisions, and strong corporate financial measures, among others. In the aggregate, our approach seeks to offer portfolio risk characteristics similar to those of the Russell 1000® Value Index, while emphasizing those investment characteristics we consider most likely to lead to performance greater than that of the Russell 1000® Value Index.

                                                                                        We regularly review the investments of the portfolio and may sell a portfolio holding when, among other reasons, we believe there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

                                                                                        The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                                                        Principal Risk Factors

                                                                                        The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Derivatives Risk Issuer Risk Larger Company Securities Risk Leverage Risk	Liquidity Risk Management Risk Market Risk Regulatory Risk Value Style Investment Risk

                                                                                        These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                                                        Large Cap Growth Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Investment Sub-Adviser	Wells Capital Management, LLC
Portfolio Manager	Joseph M. Eberhardy,CFA, CPA, Thomas C.Ognar, CFA, and Bruce C.Olson, CFA
Fund Inception:	12/30/1981
Institutional Class	Ticker: STNFX	Fund Number: 4137

                                                                                        Investment Objective

                                                                                        The Large Cap Growth Fund seeks long-term capital appreciation.

                                                                                        Principal Investments

                                                                                        Under normal circumstances, we invest:

                                                                                          at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

                                                                                            up to 25% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

                                                                                            Principal Investment Strategies

                                                                                            We invest principally in equity securities of large-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings.We define largecapitalization companies as those with market capitalizations of $3 billion or more. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

                                                                                            We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth,we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business model has sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential.We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better idea or when valuation is extended beyond our bullish expectations. We may actively trade portfolio securities.

                                                                                            The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                                                            Principal Risk Factors

                                                                                            The Fund is primarily subject to the risks mentioned below.

Active Trading Risk Counter-Party Risk Derivatives Risk Foreign Investment Risk Growth Style Investment Risk Issuer Risk	Leverage Risk Liquidity Risk Management Risk Market Risk Regulatory Risk Sector Emphasis Risk

                                                                                            These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                                                            Omega Growth Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Investment Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Thomas J. Pence, CFA; Michael T. Smith, CFA
Fund Inception:	4/29/1968
Institutional Class	Ticker: EKONX	Fund Number: 4138

                                                                                            Investment Objective

                                                                                            The Omega Growth Fund seeks long-term capital appreciation.

                                                                                            Principal Investments

                                                                                            Under normal circumstances, we invest:

                                                                                              at least 80% of its total assets in equity securities; and

                                                                                                up to 25% of the its total assets in equity securities of foreign issuers, including ADRs and similar investments.

                                                                                                Principal Investment Strategies

                                                                                                We invest principally in equity securities of companies of all market capitalizations. We may also invest in equity securities of foreign issuers including ADRs and similar investments. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

                                                                                                We seek to identify companies that have the prospect for improving sales and earnings growth rates, enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earning and sales growth that are in excess of total asset growth). We pay particular attention to balance sheet metrics such as changes in working capital, property, plant and equipment growth, inventory levels, accounts receivable, and acquisitions. We also look at how management teams allocate capital in order to drive future cash flow. We typically use a discounted cash flow model to assess a firm's intrinsic value in order to set price objectives. In addition to meeting with management, we take a surround-the-company approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading. We may invest in any sector, and at times we may emphasize one or more particular sectors. We may actively trade portfolio securities.

                                                                                                The Fund may hold some of its assets in cash or in money market instruments, including U.S.Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                                                                Principal Risk Factors

                                                                                                The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Derivatives Risk Foreign Investment Risk Growth Style Investment Risk Issuer Risk Larger Company Securities Risk	Leverage Risk Liquidity Risk Management Risk Market Risk Regulatory Risk Smaller Company Securities Risk

                                                                                                These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                                                                Description of Principal Investment Risks

                                                                                                Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

                                                                                                Active Trading Risk
                                                                                                Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

                                                                                                Counter-Party Risk
                                                                                                When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

                                                                                                Derivatives Risk
                                                                                                The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Certain derivative positions may be difficult to close out when a Fund's portfolio manager may believe it would be appropriate to do so. Certain derivative positions, e.g., over-the-counter swaps, are subject to counterparty risk.

                                                                                                Focused Portfolio Risk
                                                                                                Since the Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Fund may have a larger impact on the Fund's net asset value than if the Fund were more broadly invested.

                                                                                                Foreign Investment Risk
                                                                                                Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

                                                                                                Growth Style Investment Risk
                                                                                                Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

                                                                                                Issuer Risk
                                                                                                The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

                                                                                                Larger Company Securities Risk
                                                                                                Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments. Larger, more established companies might be unable to react as quickly to new competitive challenges, such as changes in technology and consumer tastes. Some larger companies may be unable to grow at rates higher than the fastest growing smaller companies, especially during extended periods of economic expansion.

                                                                                                Leverage Risk
                                                                                                Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

                                                                                                Liquidity Risk
                                                                                                A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                                                Management Risk
                                                                                                We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

                                                                                                Market Risk
                                                                                                The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

                                                                                                Regulatory Risk
                                                                                                Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

                                                                                                Sector Emphasis Risk
                                                                                                 Investing a substantial portion of a Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

                                                                                                Smaller Company Securities Risk
                                                                                                Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

                                                                                                Value Style Investment Risk
                                                                                                Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

                                                                                                Portfolio Holdings Information

                                                                                                A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

                                                                                                Organization and Management of the Funds

                                                                                                About Wells Fargo Funds Trust

                                                                                                The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

                                                                                                The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, other service providers may be changed by the Board without shareholder approval.

                                                                                                The Investment Adviser

                                                                                                Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank.Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption"Management Fees."

                                                                                                For a Fund's most recent fiscal year end, the advisory fee paid to Evergreen Investment Management Company, LLC, the investment adviser to the Fund's predecessor, was as follows:

Advisory Fees Paid as % of Net Assets-Retail
As a % of average daily net assets
Wells Fargo Advantage Classic Value Fund	0.65%
Wells Fargo Advantage Core Equity Fund	0.63%
Wells Fargo Advantage Disciplined U.S. Core Fund	0.45%
Wells Fargo Advantage Disciplined Value Fund	0.49%
Wells Fargo Advantage Large Cap Growth Fund	0.42%
Wells Fargo Advantage Omega Growth Fund	0.43%

                                                                                                For the Large Cap Growth Fund's most recent fiscal year end, the advisory fee paid to Evergreen Investment Management Company, LLC, the investment adviser to the Fund's predecessor, was as follows:

Advisory Fees Paid as % of Net Assets-Retail
As a % of average daily net assets
Wells Fargo Advantage Large Cap Growth Fund	0.42%

                                                                                                Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

                                                                                                For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve gains or outperformance.

                                                                                                Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator and principal underwriter.

                                                                                                These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

                                                                                                The Sub-Advisers and Portfolio Managers

                                                                                                The following sub-advisers and portfolio managers perform day-to-day investment management activities for the Funds. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

                                                                                                Wells Capital Management Incorporated (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco,CA 94105, is the sub-adviser for the Classic Value, Core Equity, Disciplined U. S. Core, Disciplined Value, Large Cap Growth, and Omega Growth Funds. Accordingly, Wells Capital Management is responsible for the dayto-day investment management activities of these Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

Joseph M. Eberhardy, CFA, CPA Large Cap Growth Fund

                                                                                                Mr. Eberhardy is jointly responsible for managing the Large Cap Growth Fund, which he has managed since 2008. Prior to his current role, he was a senior research analyst with the Growth Equity Team since 2000. Prior to joining Wells Capital Management, Mr. Eberhardy was with Strong Capital Management, Inc., since 1994. Education: B.A, Accounting, University of Wisconsin-Milwaukee.

Walter T. McCormick, CFA Classic Value Fund Core Equity Fund

                                                                                                Mr. McCormick is jointly responsible for managing the Classic Value Fund, which he has managed since 2007, and the Core Equity Fund, which he has managed since 2002. Mr. McCormick is a Managing Director, Senior Portfolio Manager, and Head of the Large Cap Value/Core Equity team of Wells Capital's Equity Management group. He returned to Wells Capital in 2002. He received a BA from Providence College (1968) and a MBA from Rutgers University (1970). He has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a member of the Boston Securities Analysts Society. He is also a past president of the Providence Society of Financial Analysts.

Thomas C. Ognar, CFA Large Cap Growth Fund

                                                                                                Mr. Ognar is jointly responsible for managing the Large Cap Growth Fund, which he has managed since 2005. Mr.Ognar joined Wells Capital Management in 2005 as a portfolio manager. Prior to joining Wells Capital Management, Mr. Ognar was a portfolio manager with Strong Capital Management, Inc. since May 2002 and managed separate and Institutional accounts since 2001.Mr.Ognar joined Strong Capital Management, Inc. in 1998, and served as a senior equity research analyst from 1998 to 2002. Education: B.S., Finance, Miami University; M.S., Finance, University of Wisconsin, Madison.

Bruce C. Olson, CFA Large Cap Growth Fund

                                                                                                Mr. Olson is jointly responsible for managing the Large Cap Growth Fund, which he has managed since 2002. Mr.Olson joined Wells Capital Management in 2005 as a portfolio manager. Prior to joining Wells Capital Management, he was a portfolio manager with Strong Capital Management, Inc. and managed separate and institutional accounts since January 1998. Mr.Olson joined Strong Capital Management, Inc. in 1994. Education: B.A., Finance and History, Gustavus Adolphus College.

Thomas J. Pence, CFA Omega Growth Fund

                                                                                                Mr. Pence is jointly responsible for managing the Omega Growth Fund, which he has managed since 2010. Mr. Pence joined Wells Capital Management in 2005 as a portfolio manager. Prior to joining Wells Capital Management, he was a portfolio manager at Strong Capital Management, Inc. since October 2000. Education: B.S., Business, Indiana University; M.B.A., Finance, University of Notre Dame.

Emory W. Sanders, Jr., CFA Classic Value Fund Core Equity Fund

                                                                                                Mr. Sanders is jointly responsible for managing the Classic Value Fund, which he has managed since 2010, and the Core Equity Fund, which he has managed since 2007. Mr. Sanders is a Director, Portfolio Manager and Senior Equity Analyst with the Large Cap Equity Research team of Wells Capital's Equity Management group. His responsibilities include the analysis of technology securities, specializing in telecommunications equipment, internet software, and electronic manufacturing service companies. He also is the Consumer Staples Research Team leader, with direct coverage including packaged foods, personal care, household goods, and tobacco. He has been with Wells Capital or one of its predecessor firms since 1997. He received a BS from the University of Vermont (1996). He has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a member of the Boston Securities Analysts Society.

Michael T. Smith, CFA Omega Growth Fund

                                                                                                Mr. Smith is jointly responsible for managing the Omega Growth Fund, which he has managed since 2010. Mr. Smith has served as a Portfolio Manager at Wells Capital Management since 2006, and also serves as a research analyst with primary responsibilities covering the health care sector. Mr. Smith joined Wells Capital Management from Strong Capital Management, having joined Strong in 2000. Education: B.S., Economics, DePauw University. Mr. Smith has earned the right to use the CFA designation.

William E. Zieff Disciplined U.S. Core Fund Disciplined Value Fund

                                                                                                Mr. Zieff is responsible for managing the Disciplined U.S. Core Fund, which he has managed since 2000, and the Disciplined Value Fund, which he has managed since 2005. Mr. Zieff is a Chief Investment Officer and Managing Director with Wells Capital's Global Structured Products group. His responsibilities include leading and directing the investment and business activities of the group. He has been with Wells Capital or one of its predecessor firms since 2000. He received a BA in economics and mathematics from Brown University (1982) and a MBA from Harvard Business School (1988).

                                                                                                Dormant Multi-Manager Arrangement

                                                                                                The Board has adopted a "multi-manager" arrangement for the Funds. Under this arrangement, each Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

                                                                                                Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

                                                                                                Compensation to Dealers and Shareholders Servicing Agents

                                                                                                Additional Payments to Dealers
                                                                                                 In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

                                                                                                In return for these Additional Payments, the Funds' adviser and distributor expect the Funds to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

                                                                                                Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

                                                                                                The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

                                                                                                The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Funds' distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

                                                                                                More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

                                                                                                Pricing Fund Shares

                                                                                                The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                                                                                                With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

                                                                                                With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

                                                                                                We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

                                                                                                In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

                                                                                                How to Buy Shares

                                                                                                Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds. Specific eligibility requirements that apply to these entities include:

                                                                                                  Employee benefit plan programs that have at least $100 million in plan assets;

                                                                                                    Broker-dealer managed account or wrap programs that charge an asset-based fee and have program assets of at least $100 million;

                                                                                                      Registered investment adviser mutual fund wrap programs that charge an asset-based fee and have program assets of at least $100 million;

                                                                                                        Internal Revenue Code Section 529 college savings plan accounts;

                                                                                                        Fund of Funds including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM);

                                                                                                          Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;

                                                                                                            Institutions who invest a minimum initial amount of $5 million in a Fund; and

                                                                                                              Under certain circumstances and for certain groups as detailed in the Funds' Statement of Additional Information.

Institutions Purchasing Shares Directly	Opening an Account	Adding to an Account
By Telephone or Internet

                                                                                                              A new account may not be opened by telephone or internet unless the institution has another Wells Fargo Advantage Fund account. If the institution does not currently have an account, contact your investment representative.

                                                                                                              To buy additional shares or to buy
                                                                                                              shares in a new Fund:

                                                                                                                Call Investor Services at 1-800-222-8222 or

                                                                                                                Call 1-800-368-7550 for the automated phone system or

                                                                                                                Visit our Web site at www.wellsfargo.com/ advantagefunds

By Wire

                                                                                                                  Complete and sign the Institutional Class account application.

                                                                                                                  Call Investor Services at 1-800-222-8222 for faxing instructions.

                                                                                                                  Use the following wiring instructions: State Street Bank & Trust Boston, MA Bank Routing Number: ABA 011000028 Wire Purchase Account: 9905-437-1 Attention: Wells Fargo Advantage Funds (Name of Fund, Account Number) Account Name: Provide your name as registered on the Fund account.

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

                                                                                                                  Special Considerations When Investing Through Financial Intermediaries:
                                                                                                                   If a financial intermediary purchases Institutional Class shares on your behalf, you should understand the following:

                                                                                                                    Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

                                                                                                                    Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for Institutional Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers' beneficial ownership of the shares.

                                                                                                                    Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

                                                                                                                    Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

                                                                                                                      U.S. Dollars Only. All payment must be made in U.S. dollars and all checks must be drawn on U.S. banks.

                                                                                                                      Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

                                                                                                                        Earnings Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

                                                                                                                        How to Sell Shares

                                                                                                                        Institutional Class shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

Institutions Selling Shares Directly	To Sell Some or All of Your Shares
By Telephone / Electronic Funds Transfer (EFT)

                                                                                                                          To speak with an investor services representative call 1-800-222-8222 or use the automated phone system at 1-800-368-7550.

                                                                                                                          Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

                                                                                                                            Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

                                                                                                                              Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.

                                                                                                                              Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

By Wire

                                                                                                                                To arrange for a Federal Funds wire, call 1-800-222-8222.

                                                                                                                                  Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

                                                                                                                                    Redemption proceeds are usually wired to the financial intermediary the following business day.

By Internet	Visit our Web site at www.wellsfargo.com/advantagefunds.
Through Your Investment Representative	Contact your investment representative.

                                                                                                                                    General Notes for Selling Shares

                                                                                                                                      Proper Form. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.

                                                                                                                                      Earnings Distributions. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.

                                                                                                                                      Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through Electronic Funds Transfer, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

                                                                                                                                      Redemption in Kind. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the Investment Company Act of 1940, and the rules thereunder. The redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received.

                                                                                                                                        Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

                                                                                                                                        How to Exchange Shares

                                                                                                                                        Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

                                                                                                                                          In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

                                                                                                                                          An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

                                                                                                                                          You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

                                                                                                                                          Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

                                                                                                                                          If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

                                                                                                                                          Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

                                                                                                                                          Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

                                                                                                                                          Frequent Purchases and Redemptions of Fund Shares

                                                                                                                                          The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

                                                                                                                                          Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

                                                                                                                                          The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be "blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

                                                                                                                                            Money market funds;

                                                                                                                                              Ultra short funds (includes Adjustable Rate Government Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund);

                                                                                                                                                Purchases of shares through dividend reinvestments;

                                                                                                                                                  Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

                                                                                                                                                    Rebalancing transactions within certain asset allocation or "wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

                                                                                                                                                      Transactions initiated by a registered "fund of funds" or Section 529 Plan into an underlying fund investment;

                                                                                                                                                        Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

                                                                                                                                                          Purchases below $5,000 (including purchases that are part of an exchange transaction).

                                                                                                                                                          In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliates that are used exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

                                                                                                                                                          A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

                                                                                                                                                          Account Policies

                                                                                                                                                          Advance Notice of Large Transactions
                                                                                                                                                           We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

                                                                                                                                                          Householding
                                                                                                                                                           To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

                                                                                                                                                          Retirement Accounts
                                                                                                                                                           We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

                                                                                                                                                            Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

                                                                                                                                                              Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

                                                                                                                                                              There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

                                                                                                                                                              Small Account Redemptions
                                                                                                                                                               We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so,we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

                                                                                                                                                              Statements and Confirmations
                                                                                                                                                               Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

                                                                                                                                                              Electronic Delivery of Fund Documents
                                                                                                                                                               You may elect to receive your Fund's prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Fund's Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

                                                                                                                                                              To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Fund's Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

                                                                                                                                                              Statement Inquiries
                                                                                                                                                               Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

                                                                                                                                                              Transaction Authorizations
                                                                                                                                                               Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

                                                                                                                                                              USA PATRIOT Act
                                                                                                                                                               In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

                                                                                                                                                              Distributions

                                                                                                                                                              The Funds generally make distributions of any net investment income and any realized net capital gains at least annually. Please note, distributions have the effect of reducing the NAV per share by the amount distributed.

                                                                                                                                                              We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

                                                                                                                                                                Automatic Reinvestment Option—Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

                                                                                                                                                                  Check Payment Option—Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

                                                                                                                                                                    Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written, medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

                                                                                                                                                                      Directed Distribution Purchase Option—Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

                                                                                                                                                                      Taxes

                                                                                                                                                                      The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting a Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

                                                                                                                                                                      We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

                                                                                                                                                                      Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

                                                                                                                                                                      An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax, as long as certain holding period requirements are met. These reduced rates of tax will expire after December 31, 2010. Maximum long-term capital gain income tax rates are scheduled to rise to 20% in 2011, 18% for assets held more than 5 years. Due to recent legislation, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

                                                                                                                                                                      Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

                                                                                                                                                                      If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Fund has built up, or have the potential to build up, high levels of unrealized appreciation.

                                                                                                                                                                      Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

                                                                                                                                                                      In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

                                                                                                                                                                      Additional Performance Information

                                                                                                                                                                      This section contains additional information regarding performance of the Funds. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries. The sub-section below titled "Share Class Performance" provides history for specified share classes of certain Funds.

                                                                                                                                                                      Index Descriptions
                                                                                                                                                                      The "Average Annual Total Returns" table in each Fund's Fund Summary compares the Fund's returns with those of at least one broad-based market index. Below are descriptions of each such index. You cannot invest directly in an index.

Russell 3000® Growth Index	The Russell 3000® Growth Index measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000® Growth Index	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000® Value Index	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
S&P 500 Index

                                                                                                                                                                      The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock's weight in The index proportionate to its market value. You cannot invest directly in an index.

                                                                                                                                                                      Share Class Performance
                                                                                                                                                                       The performance history of share classes of certain Funds is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summaries. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of an applicable Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

                                                                                                                                                                        Classic Value Fund - Institutional Class. The inception date of the Institutional Class shares was July 30, 2010. Performance shown for the Institutional Class shares prior to their inception reflects the performance of the Fund's Administrator Class shares. The Administrator Class annual returns are substantially similar to what the Institutional Class annual returns would be because the Administrator Class and Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher.Historical performance shown for the Administrator class of the Fund prior to July 16, 2010 is based on the performance of the fund's predecessor, Evergreen Equity Income Fund.

                                                                                                                                                                        Core Equity Fund - Institutional Class. The inception date of the Institutional Class shares was July 30, 2010. Performance shown for the Institutional Class shares prior to their inception reflects the performance of the Fund's Administrator Class shares. The Administrator Class annual returns are substantially similar to what the Institutional Class annual returns would be because the Administrator Class and Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher.Historical performance shown for the Administrator class of the Fund prior to July 16, 2010 is based on the performance of the fund's predecessor, Evergreen Fundamental Large Cap Fund.

                                                                                                                                                                        Disciplined U.S. Core Fund - Institutional Class. The inception date of the Institutional Class shares was July 30, 2010. Performance shown for the Institutional Class shares prior to their inception reflects the performance of the Fund's Administrator Class shares. The Administrator Class annual returns are substantially similar to what the Institutional Class annual returns would be because the Administrator Class and Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher.Historical performance shown for the Administrator class of the Fund prior to July 16, 2010 is based on the performance of the fund's predecessor, Evergreen Enhanced S&P 500 Fund.

                                                                                                                                                                        Disciplined Value Fund - Institutional Class. The inception date of the Institutional Class shares was July 30, 2010. Performance shown for the Institutional Class shares prior to their inception reflects the performance of the Fund's Administrator Class shares. The Administrator Class annual returns are substantially similar to what the Institutional Class annual returns would be because the Administrator Class and Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher.Historical performance shown for the Administrator class of the Fund prior to Juy 16, 2010 is based on the performance of the fund's predecessor, Evergreen Disciplined Value Fund.

                                                                                                                                                                        Large Cap Growth Fund - Institutional Class. The inception date of the Institutional Class shares was July 30, 2010. Performance shown for the Institutional Class shares prior to their inception reflects the performance of the Fund's Investor Class shares. The Investor Class annual returns are substantially similar to what the Administrator Class annual returns would be because the Investor Class and Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be lower.

                                                                                                                                                                        Omega Growth Fund - Institutional Class. The inception date of the Institutional Class shares was July 30, 2010. Performance shown for the Institutional Class shares prior to their inception reflects the performance of the Fund's Administrator Class shares. The Administrator Class annual returns are substantially similar to what the Institutional Class annual returns would be because the Administrator Class and Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher.Historical performance shown for the Administrator class of the Fund prior to July 16, 2010 is based on the performance of the fund's predecessor, Evergreen Omega Fund.

                                                                                                                                                                        A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. Each Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

                                                                                                                                                                        Financial Highlights

                                                                                                                                                                        Because Institutional Class shares of the Funds did not exist prior to July 30, 2010, financial highlights are not available for this class of the Funds.

                                                                                                                                                                        FOR MORE INFORMATION

                                                                                                                                                                        More information on a Fund is available free upon request, including the following documents:

                                                                                                                                                                        Statement of Additional Information (SAI)
                                                                                                                                                                        Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

                                                                                                                                                                        Annual/Semi-Annual Reports
                                                                                                                                                                        Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

                                                                                                                                                                        To obtain copies of the above documents or for more information about
                                                                                                                                                                        Wells Fargo Advantage Funds, contact us:

                                                                                                                                                                        By telephone:
                                                                                                                                                                        Individual Investors: 1-800-222-8222
                                                                                                                                                                        Retail Investment Professionals: 1-888-877-9275
                                                                                                                                                                        Institutional Investment Professionals: 1-866-765-0778

                                                                                                                                                                        By e-mail: wfaf@wellsfargo.com

                                                                                                                                                                        By mail:
                                                                                                                                                                        Wells Fargo Advantage Funds
                                                                                                                                                                        P.O. Box 8266
                                                                                                                                                                        Boston, MA 02266-8266

                                                                                                                                                                        On the Internet:
                                                                                                                                                                        www.wellsfargo.com/advantagefunds

                                                                                                                                                                        From the SEC:
                                                                                                                                                                        Visit the SEC's Public Reference Room in Washington,
                                                                                                                                                                        DC (phone 1-202-551-8090 for operational information for the SEC's Public Reference Room) or the SEC's Internet site at www.sec.gov.

                                                                                                                                                                        To obtain information for a fee, write or email:
                                                                                                                                                                        SEC's Public Reference Section
                                                                                                                                                                        100 "F" Street, NE
                                                                                                                                                                        Washington, DC 20549-0102
                                                                                                                                                                        publicinfo@sec.gov

© 2010 Wells-Fargo Funds Management, LLC. All rights reserved	www.wellsfargo.com/advantagefunds	E70LCIT/P104E 07-10 ICA Reg. No. 811-09253

                                                                                                                                                                        Prospectus

                                                                                                                                                                        July 30, 2010

                                                                                                                                                                        Administrator Class

                                                                                                                                                                        Wells Fargo Advantage Funds® - Municipal Income Funds

Short-Term Municipal Bond Fund
- WSTMX
Ultra Short-Term Municipal Income Fund
- WUSMX

                                                                                                                                                                        These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                                                                                                                                                        Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                        Fund Summaries

                                                                                                                                                                        A summary of information about each Fund, including: investment objective, fees and expenses, portfolio turnover, principal investment strategies, principal risks, performance history, management of the Fund, transaction policies and tax information.

                                                                                                                                                                        The Funds

                                                                                                                                                                        Information about each Fund you should know before investing, including: investment objective, principal investments, principal investment strategies, and principal risks.

                                                                                                                                                                        Organization and Management of the Funds

                                                                                                                                                                        Information about the Funds' organization and the companies managing your money.

                                                                                                                                                                        Your Account

                                                                                                                                                                        Information about how Fund shares are priced and how to buy, sell and exchange Fund shares.

                                                                                                                                                                        Other information

                                                                                                                                                                        Information about distributions, taxes and financial highlights.

                                                                                                                                                                        Short-Term Municipal Bond Fund Summary

                                                                                                                                                                        Investment Objective

                                                                                                                                                                        The Short-Term Municipal Bond Fund seeks current income exempt from federal income tax consistent with capital preservation.

                                                                                                                                                                        Fees and Expenses

                                                                                                                                                                        These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.34%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.48%
Total Annual Fund Operating Expenses	0.82%
Fee Waivers	0.22%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.60%
1.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                                                                                        Example of Expenses

                                                                                                                                                                        The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$61
3 Years	$192
5 Years	$387
10 Years	$949

                                                                                                                                                                        Portfolio Turnover

                                                                                                                                                                        The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 101% of the average value of its portfolio.

                                                                                                                                                                        Principal Investment Strategies

                                                                                                                                                                        Under normal circumstances, we invest at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, but not necessarily the federal alternative minimum tax (AMT), up to 20% of the Fund's net assets in securities that pay interest subject to federal AMT and up to 15% of the Fund's total assets in below investment-grade municipal securities.

                                                                                                                                                                        We invest principally in short-term municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, but not necessarily the federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's total assets in securities that pay interest subject to federal AMT. We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. Under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be 3 years or less.

                                                                                                                                                                        We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations.Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. We may actively trade portfolio securities.

                                                                                                                                                                        Principal Investment Risks

                                                                                                                                                                        Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

                                                                                                                                                                        Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                                                                                                                                                                        Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

                                                                                                                                                                        Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

                                                                                                                                                                        High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

                                                                                                                                                                        Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

                                                                                                                                                                        Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                                                                                                                        Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective.The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                        Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                                                                                        Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

                                                                                                                                                                        Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                                                                                                                        Performance

                                                                                                                                                                        The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                        Calendar Year Total Returns as of 12/31 each year
                                                                                                                                                                        Administrator Class (incepted on July 30, 2010)1

Highest Quarter: 1st Quarter 2009	+3.34%
Lowest Quarter: 4th Quarter 2008	-2.01%
Year-to-date total return as of 6/30/2010 is +1.53%

Average Annual Total Returns for the periods ended 12/31/09[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	7/30/2010	10.78%	3.90%	4.20%
Administrator Class (after taxes on distributions)	7/30/2010	10.74%	3.89%	4.19%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	8.36%	3.86%	4.16%
Barclays Capital Composite 1- and 3-Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		4.64%	3.73%	3.94%
1.	Performance shown for the Administrator Class shares prior to its inception reflects the performance of the Fund's Institutional Class shares. The Institutional Class annual returns are substantially similar to what the Administrator Class annual returns would be because the Institutional Class and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown has not been adjusted to include the higher expenses applicable to the Administrator Class shares. If the expenses of the Administrator Class were included, returns would be lower.

                                                                                                                                                                        After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

                                                                                                                                                                        Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Wendy Casetta, Portfolio Manager / 2007 Lyle J. Fitterer, CFA, CPA, Portfolio Manager / 2000

                                                                                                                                                                        For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares "beginning on page 10 of the Prospectus.

                                                                                                                                                                        Ultra Short-Term Municipal Income Fund Summary

                                                                                                                                                                        Investment Objective

                                                                                                                                                                        The Ultra Short-Term Municipal Income Fund seeks current income exempt from federal income tax consistent with capital preservation.

                                                                                                                                                                        Fees and Expenses

                                                                                                                                                                        These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.32%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.46%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.79%
Fee Waivers	0.18%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.61%
1.	Funds Management has committed through October 31, 2011 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.60% for Administrator Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                                                                                        Example of Expenses

                                                                                                                                                                        The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$62
3 Years	$234
5 Years	$421
10 Years	$961

                                                                                                                                                                        Portfolio Turnover

                                                                                                                                                                        The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 186% of the average value of its portfolio.

                                                                                                                                                                        Principal Investment Strategies

                                                                                                                                                                        Under normal circumstances, we invest at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, but not necessarily the federal alternative minimum tax (AMT), up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT and up to 10% of the Fund's total assets in below investment-grade municipal securities.

                                                                                                                                                                        We invest principally in short-term municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities that pay interest subject to federal AMT. We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. Under normal circumstances,we expect the Fund's dollar-weighted average effective maturity to be 1 year or less.

                                                                                                                                                                        We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. We may actively trade portfolio securities.

                                                                                                                                                                        Principal Investment Risks

                                                                                                                                                                        Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

                                                                                                                                                                        Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                                                                                                                                                                        Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

                                                                                                                                                                        Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

                                                                                                                                                                        High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

                                                                                                                                                                        Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

                                                                                                                                                                        Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                                                                                                                        Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                        Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                                                                                        Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

                                                                                                                                                                        Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                                                                                                                        Performance

                                                                                                                                                                        The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                        Calendar Year Total Returns as of 12/31 each year
                                                                                                                                                                        Administrator Class (incepted on July 30, 2010)1

Highest Quarter: 1st Quarter 2009	+2.43%
Lowest Quarter: 4th Quarter 2004	-0.14%
Year-to-date total return as of 6/30/2010 is +0.73%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	7/30/2010	6.13%	3.94%	3.38%
Administrator Class (after taxes on distributions)	7/30/2010	6.10%	3.93%	3.37%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	5.12%	3.92%	3.41%
Barclays Capital 1 Year Municipal Bond Index (1-2) (reflects no deduction for fees, expenses, or taxes)		3.49%	3.42%	3.48%
1.	Performance shown for the Administrator Class shares prior to its inception reflects the performance of the Fund's Institutional Class shares. The Institutional Class annual returns are substantially similar to what the Administrator Class annual returns would be because the Institutional Class and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown has not been adjusted to include the higher expenses applicable to the Administrator Class shares. If the expenses of the Administrator Class were included, returns would be lower.

                                                                                                                                                                        After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

                                                                                                                                                                        Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Wendy Casetta, Portfolio Manager / 2005 Lyle J. Fitterer, CFA, CPA, Portfolio Manager / 2000

                                                                                                                                                                        For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares "beginning on page 10 of the Prospectus.

                                                                                                                                                                        Summary of Important Information Regarding Purchase and Sale of Fund Shares

                                                                                                                                                                        Transaction Policies

                                                                                                                                                                        Administrator Class shares are offered for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

                                                                                                                                                                        Minimum Initial Investment
                                                                                                                                                                        Administrator Class: $1 million (certain eligible investors may not be subject to a minimum initial investment)

                                                                                                                                                                        Minimum Additional Investment
                                                                                                                                                                        Administrator Class: None

                                                                                                                                                                        Opening an Account
                                                                                                                                                                        Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

                                                                                                                                                                        Tax Information

                                                                                                                                                                        The Fund's distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

                                                                                                                                                                        Payments to Broker-Dealers and Other Financial Intermediaries

                                                                                                                                                                        If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                                                                                                                        The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

                                                                                                                                                                        The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

                                                                                                                                                                        Key Fund Information

                                                                                                                                                                        This Prospectus contains information about certain Funds within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

                                                                                                                                                                        In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

                                                                                                                                                                        Investment Objective, Principal Investments and Principal Investment Strategies

                                                                                                                                                                        The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

                                                                                                                                                                          what the Fund is trying to achieve;

                                                                                                                                                                            how we intend to invest your money; and

                                                                                                                                                                              what makes the Fund different from the other Funds offered in this Prospectus.

                                                                                                                                                                              This section also provides a summary of each Fund's principal investments, policies and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policies of each Fund concerning "80% of the Fund's net assets" may not be changed without approval by a majority of Fund shareholders.

                                                                                                                                                                              Principal Risk Factors

                                                                                                                                                                              This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

                                                                                                                                                                              Short-Term Municipal Bond Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Wendy Casetta; Lyle J. Fitterer, CFA, CPA
Fund Inception	12/31/1991
Administrator Class	Ticker: WSTMX	Fund Number: 3763

                                                                                                                                                                              Investment Objective

                                                                                                                                                                              The Short-Term Municipal Bond Fund seeks current income exempt from federal income tax consistent with capital preservation.

                                                                                                                                                                              Principal Investments

                                                                                                                                                                              Under normal circumstances, we invest:

                                                                                                                                                                                at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, but not necessarily the federal alternative minimum tax (AMT);

                                                                                                                                                                                  up to 20% of the Fund's net assets in securities that pay interest subject to federal AMT; and

                                                                                                                                                                                    up to 15% of the Fund's total assets in below investment-grade municipal securities.

                                                                                                                                                                                    Principal Investment Strategies

                                                                                                                                                                                    We invest principally in short-term municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, but not necessarily the federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality.We may also invest a portion of the Fund's total assets in securities that pay interest subject to federal AMT. We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. Under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be 3 years or less.

                                                                                                                                                                                    We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid  investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. We may actively trade portfolio securities.

                                                                                                                                                                                    The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                                                                                                                                                    Principal Risk Factors

                                                                                                                                                                                    The Fund is primarily subject to the risks mentioned below.

Active Trading Risk Counter-Party Risk Debt Securities Risk Derivatives Risk High Yield Securities Risk Leverage Risk	Liquidity Risk Management Risk Market Risk Municipal Securities Risk Regulatory Risk

                                                                                                                                                                                    These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                                                                                                                                                    Ultra Short-Term Municipal Income Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Wendy Casetta; Lyle J. Fitterer, CFA, CPA
Fund Inception	11/30/1995
Administrator Class	Ticker: WUSMX	Fund Number: 3764

                                                                                                                                                                                    Investment Objective

                                                                                                                                                                                    The Ultra Short-Term Municipal Income Fund seeks current income exempt from federal income tax consistent with capital preservation.

                                                                                                                                                                                    Principal Investments

                                                                                                                                                                                    Under normal circumstances, we invest:

                                                                                                                                                                                      at least 80% of the Fund's net assets in municipal securities that pay interest exempt from federal income tax, but not necessarily the federal alternative minimum tax (AMT);

                                                                                                                                                                                        up to 20% of the Fund's net assets in securities that pay interest subject to federal income tax, including federal AMT; and

                                                                                                                                                                                          up to 10% of the Fund's total assets in below investment-grade municipal securities.

                                                                                                                                                                                          Principal Investment Strategies

                                                                                                                                                                                          We invest principally in short-term municipal securities of states, territories and possessions of the United States that pay interest exempt from federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest a portion of the Fund's net assets in securities that pay interest subject to federal AMT. We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. Under normal circumstances,we expect the Fund's dollar-weighted average effective maturity to be 1 year or less.

                                                                                                                                                                                          We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile. We may actively trade portfolio securities.

                                                                                                                                                                                          The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                                                                                                                                                          Principal Risk Factors

                                                                                                                                                                                          The Fund is primarily subject to the risks mentioned below.

Active Trading Risk Counter-Party Risk Debt Securities Risk Derivatives Risk High Yield Securities Risk Leverage Risk	Liquidity Risk Management Risk Market Risk Municipal Securities Risk Regulatory Risk

                                                                                                                                                                                          These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                                                                                                                                                          Description of Principal Investment Risks

                                                                                                                                                                                          Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

                                                                                                                                                                                          Active Trading Risk
                                                                                                                                                                                          Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

                                                                                                                                                                                          Counter-Party Risk
                                                                                                                                                                                          When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

                                                                                                                                                                                          Debt Securities Risk
                                                                                                                                                                                          Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer or credit support provider of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or credit support provider or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

                                                                                                                                                                                          Derivatives Risk
                                                                                                                                                                                          The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Certain derivative positions may be difficult to close out when a Fund's portfolio manager may believe it would be appropriate to do so. Certain derivative positions, e.g., over-the-counter swaps, are subject to counterparty risk.

                                                                                                                                                                                          High Yield Securities Risk
                                                                                                                                                                                          High yield securities (sometimes referred to as "junk bonds") are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and their values tend to be more volatile than higher-rated securities of similar maturity. The value of these securities can be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these securities may be less liquid and more difficult to value than higher-rated securities.

                                                                                                                                                                                          Leverage Risk
                                                                                                                                                                                          Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

                                                                                                                                                                                          Liquidity Risk
                                                                                                                                                                                          A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                                                                                                                                          Management Risk
                                                                                                                                                                                          We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

                                                                                                                                                                                          Market Risk
                                                                                                                                                                                          The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

                                                                                                                                                                                          Municipal Securities Risk
                                                                                                                                                                                          Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio's yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Each Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects. In addition, certain municipal securities are special revenue obligations, which are payable from revenue generated by a particular project or other revenue source. Investors can look only to the revenue generated by the project or other revenue source rather than the revenue of a state or local government authority. Although a Fund may strive to invest in municipal securities and other securities with interest that is exempt from certain taxes (i.e. federal, federal alternative minimum tax and/or state taxes as applicable), some income earned by Fund investments may be subject to such taxes. Each Fund takes advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by each Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.The ongoing issues facing the national economy are broadly and negatively impacting the economic and revenue performance of many states and their agencies and municipalities and the revenue production of certain issuers of municipal securities. These factors in turn may increase the likelihood that issuers of securities in which each Fund may invest will be unable to meet their obligations, that the values of securities in which each Fund invests will decline significantly, and that the liquidity of such securities will be impaired.

                                                                                                                                                                                          Regulatory Risk
                                                                                                                                                                                          Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

                                                                                                                                                                                          Portfolio Holdings Information

                                                                                                                                                                                          A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                                          Organization and Management of the Funds

                                                                                                                                                                                          About Wells Fargo Funds Trust

                                                                                                                                                                                          The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

                                                                                                                                                                                          The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, other service providers may be changed by the Board without shareholder approval.

                                                                                                                                                                                          The Investment Adviser

                                                                                                                                                                                          Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities ofWells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for each Fund is available in the Funds' annual report for the fiscal year ended June 30, 2009.

                                                                                                                                                                                          For a Fund's most recent fiscal year end, the advisory fee paid to Funds Management was as follows:

Advisory Fees Paid as Percentage of Average Daily Net Assets
As a Percentage of average daily net assets
Wells Fargo Advantage Short-Term Municipal Bond Fund	0.07%
Wells Fargo Advantage Ultra Short-Term Municipal Income Fund	0.15%

                                                                                                                                                                                          Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

                                                                                                                                                                                          For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve gains or outperformance.

                                                                                                                                                                                          Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator and principal underwriter.

                                                                                                                                                                                          These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

                                                                                                                                                                                          The Sub-Adviser and Portfolio Managers

                                                                                                                                                                                          The following sub-adviser and portfolio managers perform day-to-day investment management activities for the Fund. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Fund. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

                                                                                                                                                                                          Wells Capital Management Incorporated (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco,CA 94105, is the subadviser for the Short-Term Municipal Bond and Ultra Short-Term Municipal Income Funds. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of these Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

Wendy Casetta Short-Term Municipal Bond Fund Ultra Short-Term Municipal Income Fund

                                                                                                                                                                                          Ms. Casetta is jointly responsible for managing the Ultra Short-Term Municipal Income Fund, which she has managed since 2005, and the Short-Term Municipal Bond Fund, which she has managed since 2007. Ms. Casetta joined Wells Capital Management in 2005 as a portfolio manager with the Municipal Fixed Income Team. Prior to joining Wells Capital Management,Ms.Casetta was with Strong Capital Management, Inc. where she was a senior research analyst and portfolio manager for the Municipal Credit Research Team since 1998. Education: B.A., Finance, University of Wisconsin-Oshkosh; M.B.A., Business Administration, University of North Florida.

Lyle J. Fitterer, CFA, CPA Short-Term Municipal Bond Fund Ultra Short-Term Municipal Income Fund

                                                                                                                                                                                          Mr. Fitterer is jointly responsible for managing the Short-Term Municipal Bond Fund and the Ultra Short-Term Municipal Income Fund, both of which he has managed since 2000. Mr. Fitterer joined Wells Capital Management in 2005 as the managing director and head of the Municipal Fixed Income Team and the Customized Fixed Income Team. He is also a senior portfolio manager focusing on managing tax-exempt portfolios. Prior to joining Wells Capital Management, Mr. Fitterer served as director of the Tax-Exempt Fixed Income Team at Strong Capital Management for five years. Education: B.S., Accounting, University of North Dakota.

                                                                                                                                                                                          Dormant Multi-Manager Arrangement

                                                                                                                                                                                          The Board has adopted a"multi-manager"arrangement for each Fund. Under this arrangement, each Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

                                                                                                                                                                                          Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the"multi-manager"arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval.The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law.Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

                                                                                                                                                                                          Compensation to Dealers and Shareholders Servicing Agents

                                                                                                                                                                                          Shareholder Servicing Plan
                                                                                                                                                                                          The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services for each Class of the Fund. For these services, each Class pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

                                                                                                                                                                                          Additional Payments to Dealers
                                                                                                                                                                                           In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

                                                                                                                                                                                          In return for these Additional Payments, the Funds' adviser and distributor expect the Funds to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

                                                                                                                                                                                          Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

                                                                                                                                                                                          The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

                                                                                                                                                                                          The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Funds' distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

                                                                                                                                                                                          More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                                          Pricing Fund Shares

                                                                                                                                                                                          The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                                                                                                                                                                                          With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

                                                                                                                                                                                          With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

                                                                                                                                                                                          We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

                                                                                                                                                                                          In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

                                                                                                                                                                                          How to Buy Shares

                                                                                                                                                                                          Administrator Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds. Specific eligibility requirements that apply to these entities include:

                                                                                                                                                                                            Employee benefit plan programs that have at least $10 million in plan assets;

                                                                                                                                                                                            Broker-dealer managed account or wrap programs that charge an asset-based fee;

                                                                                                                                                                                            Registered investment adviser mutual fund wrap programs that charge an asset-based fee;

                                                                                                                                                                                            Internal Revenue Code Section 529 college savings plan accounts;

                                                                                                                                                                                            Fund of Funds including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM);

                                                                                                                                                                                            Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;

                                                                                                                                                                                            Institutions who invest a minimum initial amount of $1 million in a Fund; and

                                                                                                                                                                                              Under certain circumstances and for certain groups as detailed in the Funds' Statement of Additional Information.

Institutions Purchasing Shares Directly	Opening an Account	Adding to an Account
By Telephone or Internet

                                                                                                                                                                                              A new account may not be opened by
                                                                                                                                                                                              telephone or internet unless the institution
                                                                                                                                                                                              has another Wells Fargo Advantage Fund
                                                                                                                                                                                              account. If the institution does not currently
                                                                                                                                                                                              have an account, contact your investment
                                                                                                                                                                                              representative.

                                                                                                                                                                                              To buy additional shares or to buy
                                                                                                                                                                                              shares in a new Fund:

                                                                                                                                                                                                Call Investor Services at 1-800-222-8222 or

                                                                                                                                                                                                Call 1-800-368-7550 for the automated phone system or

                                                                                                                                                                                                Visit our Web site at www.wellsfargo.com/ advantagefunds

By Wire

                                                                                                                                                                                                  Complete and sign the Administrator Class account application

                                                                                                                                                                                                    Call Investor Services at 1-800-222-8222 for faxing instructions

                                                                                                                                                                                                    Use the following wiring instructions: State Street Bank & Trust Boston, MA Bank Routing Number: ABA 011000028 Wire Purchase Account: 9905-437-1 Attention: Wells Fargo Advantage Funds (Name of Fund, Account Number) Account Name: Provide your name as registered on the Fund account

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

                                                                                                                                                                                                    Special Considerations When Investing Through Financial Intermediaries:
                                                                                                                                                                                                     If a financial intermediary purchases Administrator Class shares on your behalf, you should understand the following:

                                                                                                                                                                                                      Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

                                                                                                                                                                                                      Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for Administrator Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers'beneficial ownership of the shares.

                                                                                                                                                                                                      Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

                                                                                                                                                                                                      Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

                                                                                                                                                                                                        U.S. Dollars Only. All payment must be made in U.S. dollars and all checks must be drawn on U.S. banks.

                                                                                                                                                                                                        Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

                                                                                                                                                                                                          Earnings Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

                                                                                                                                                                                                          How to Sell Shares

                                                                                                                                                                                                          Administrator Class shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

Institutions Selling Shares Directly	To Sell Some or All of Your Shares
By Telephone / Electronic Funds Transfer (EFT)

                                                                                                                                                                                                            To speak with an investor services representative call 1-800-222-8222 or use the automated phone system at 1-800-368-7550.

                                                                                                                                                                                                            Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

                                                                                                                                                                                                              Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

                                                                                                                                                                                                                Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.

                                                                                                                                                                                                                Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

By Wire

                                                                                                                                                                                                                  To arrange for a Federal Funds wire, call 1-800-222-8222.

                                                                                                                                                                                                                    Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

                                                                                                                                                                                                                      Redemption proceeds are usually wired to the financial intermediary the following business day.

By Internet	Visit our Web site at www.wellsfargo.com/advantagefunds.
Through Your Investment Representative	Contact your investment representative.

                                                                                                                                                                                                                      General Notes for Selling Shares

                                                                                                                                                                                                                        Proper Form. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.

                                                                                                                                                                                                                        Earnings Distributions. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.

                                                                                                                                                                                                                        Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through Electronic Funds Transfer, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

                                                                                                                                                                                                                        Redemption in Kind. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the Investment Company Act of 1940, and the rules thereunder. The redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received.

                                                                                                                                                                                                                          Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

                                                                                                                                                                                                                          How to Exchange Shares

                                                                                                                                                                                                                          Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

                                                                                                                                                                                                                            In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

                                                                                                                                                                                                                            An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

                                                                                                                                                                                                                            You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

                                                                                                                                                                                                                            Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

                                                                                                                                                                                                                            If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

                                                                                                                                                                                                                            Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

                                                                                                                                                                                                                            Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

                                                                                                                                                                                                                            Frequent Purchases and Redemptions of Fund Shares

                                                                                                                                                                                                                            The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

                                                                                                                                                                                                                            Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

                                                                                                                                                                                                                            The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be "blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

                                                                                                                                                                                                                              Money market funds;

                                                                                                                                                                                                                                Ultra short funds (includes Adjustable Rate Government Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund);

                                                                                                                                                                                                                                  Purchases of shares through dividend reinvestments;

                                                                                                                                                                                                                                    Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

                                                                                                                                                                                                                                      Rebalancing transactions within certain asset allocation or "wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

                                                                                                                                                                                                                                        Transactions initiated by a registered "fund of funds" or Section 529 Plan into an underlying fund investment;

                                                                                                                                                                                                                                          Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

                                                                                                                                                                                                                                            Purchases below $5,000 (including purchases that are part of an exchange transaction).

                                                                                                                                                                                                                                            Because the ultra short Funds are often used for short-term investments, they are designed to accommodate more frequent purchases and redemptions than longer-term income funds. As a result, the ultra short Funds do not anticipate that frequent purchases and redemptions, under normal circumstances, will have significant adverse consequences to the Funds or its shareholders. Although the policies adopted by the ultra short Funds do not prohibit frequent trading, Funds Management will seek to prevent an investor from utilizing the ultra short Funds to facilitate frequent purchases and redemptions of shares in long-term Funds in contravention of the policies and procedures adopted by the long-term Funds.

                                                                                                                                                                                                                                            In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliates that are used exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

                                                                                                                                                                                                                                            A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

                                                                                                                                                                                                                                            Account Policies

                                                                                                                                                                                                                                            Advance Notice of Large Transactions
                                                                                                                                                                                                                                             We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

                                                                                                                                                                                                                                            Householding
                                                                                                                                                                                                                                             To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

                                                                                                                                                                                                                                            Retirement Accounts
                                                                                                                                                                                                                                             We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

                                                                                                                                                                                                                                              Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

                                                                                                                                                                                                                                                Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

                                                                                                                                                                                                                                                There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

                                                                                                                                                                                                                                                Small Account Redemptions
                                                                                                                                                                                                                                                 We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so,we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

                                                                                                                                                                                                                                                Statements and Confirmations
                                                                                                                                                                                                                                                 Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

                                                                                                                                                                                                                                                Electronic Delivery of Fund Documents
                                                                                                                                                                                                                                                 You may elect to receive your Fund's prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Fund's Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

                                                                                                                                                                                                                                                To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Fund's Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

                                                                                                                                                                                                                                                Statement Inquiries
                                                                                                                                                                                                                                                 Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

                                                                                                                                                                                                                                                Transaction Authorizations
                                                                                                                                                                                                                                                 Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

                                                                                                                                                                                                                                                USA PATRIOT Act
                                                                                                                                                                                                                                                 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

                                                                                                                                                                                                                                                Distributions

                                                                                                                                                                                                                                                The Funds generally make distributions of any net investment income monthly and any realized net capital gains at least annually. Please contact your institution for distribution options. Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

                                                                                                                                                                                                                                                Taxes

                                                                                                                                                                                                                                                The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

                                                                                                                                                                                                                                                We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. It is intended that distributions from a Fund's net interest income from tax-exempt securities will not be subject to federal income tax, although a portion of such distributions could be subject to the federal AMT. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

                                                                                                                                                                                                                                                Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income.

                                                                                                                                                                                                                                                An individual's net long-term capital gain is subject to a reduced,maximum 15% rate of tax. These reduced rates of tax will expire after December 31, 2010. In general, reduced rates of taxation on qualified dividend income will not apply to Fund distributions. Maximum long-term capital gain income tax rates are scheduled to rise to 20% in 2011, 18% for assets held more than 5 years. Due to recent legislation, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

                                                                                                                                                                                                                                                To the extent a distribution from the Fund is taxable, such distribution generally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

                                                                                                                                                                                                                                                If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Fund has built up, or has the potential to build up, high levels of unrealized appreciation.

                                                                                                                                                                                                                                                Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

                                                                                                                                                                                                                                                In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

                                                                                                                                                                                                                                                Additional Performance Information

                                                                                                                                                                                                                                                This section contains additional information regarding performance of the Funds. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries. The sub-section below titled "Share Class Performance" provides history for specified share classes of certain Funds.

                                                                                                                                                                                                                                                Index Descriptions
                                                                                                                                                                                                                                                The "Average Annual Total Returns" table in each Fund's Fund Summary compares the Fund's returns with those of at least one broad-based market index. Below are descriptions of each such index. You cannot invest directly in an index.

Barclays Capital Composite 1- and 3-Year Municipal Bond Index

                                                                                                                                                                                                                                                The Barclays Capital 1- and 3-Year Composite Municipal Bond Index (formerly named the Lehman Brothers 1- and 3-Year Composite Municipal Bond Index) is a blended index weighted 50% in the Barclays Capital 1-Year Municipal Bond Index (formerly named the Lehman Brothers 1-Year Municipal Bond Index) (the 1-2 year component of the Barclays Capital Municipal Bond Index (formerly named the Lehman Brothers Municipal Bond Index)), and 50% in the Barclays Capital 3-Year Municipal Bond Index (Lehman Brothers 3-Year Municipal Bond Index) (the 2-4 year component of the Lehman Brothers Municipal Bond Index). The Barclays Capital Municipal Bond Index is an unmanaged index composed of tax-exempt bonds with maturities of at least one year and a minimum credit rating of Baa.

Barclays Capital 1-Year Municipal Bond Index

                                                                                                                                                                                                                                                The Barclays Capital 1-Year Municipal Bond Index (formerly named the Lehman Brothers 1-Year Municipal Bond Index) is the 1-year component of the Barclays Capital Municipal Bond Index (formerly named the Lehman Brothers Municipal Bond Index), which is an unmanaged index composed of tax-exempt bonds with maturities of at least one year and a minimum credit rating of Baa.

                                                                                                                                                                                                                                                Share Class Performance
                                                                                                                                                                                                                                                 The performance history of share classes of certain Funds is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summaries. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of an applicable Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

                                                                                                                                                                                                                                                  Short-Term Municipal Bond Fund - Administrator Class Shares. The inception date of the Administrator Class shares was July 30, 2010. Performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares. The Institutional Class annual returns are substantially similar to what the Administrator Class annual returns would be because the Institutional Class and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown has not been adjusted to include the higher expenses applicable to the Administrator Class shares. If the expenses of the Administrator Class were included, returns would be lower. Performance shown prior to the inception of the Institutional Class shares, which incepted on March 31, 2008, reflects the performance of the Investor Class shares and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher.

                                                                                                                                                                                                                                                  Ultra Short-Term Municipal Income Fund - Administrator Class Shares. The inception date of the Administrator Class shares was July 30, 2010. Performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares. The Institutional Class annual returns are substantially similar to what the Administrator Class annual returns would be because the Institutional Class and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown has not been adjusted to include the higher expenses applicable to the Administrator Class shares. If the expenses of the Administrator Class were included, returns would be lower. Performance shown prior to the inception of the Institutional Class shares, which incepted on July 31, 2000, reflects the performance of the Investor Class shares and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher.

                                                                                                                                                                                                                                                  A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. Each Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

                                                                                                                                                                                                                                                  Financial Highlights

                                                                                                                                                                                                                                                  Because Administrator Class shares of the Short-Term Municipal Bond Fund and Ultra Short-Term Municipal Income Fund did not exist prior to July 30, 2010, financial highlights are not available for this class of the Funds.

                                                                                                                                                                                                                                                  FOR MORE INFORMATION

                                                                                                                                                                                                                                                  More information on a Fund is available free upon request, including the following documents:

                                                                                                                                                                                                                                                  Statement of Additional Information (SAI)
                                                                                                                                                                                                                                                  Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

                                                                                                                                                                                                                                                  Annual/Semi-Annual Reports
                                                                                                                                                                                                                                                  Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

                                                                                                                                                                                                                                                  To obtain copies of the above documents or for more information about
                                                                                                                                                                                                                                                  Wells Fargo Advantage Funds, contact us:

                                                                                                                                                                                                                                                  By telephone:
                                                                                                                                                                                                                                                  Individual Investors: 1-800-222-8222
                                                                                                                                                                                                                                                  Retail Investment Professionals: 1-888-877-9275
                                                                                                                                                                                                                                                  Institutional Investment Professionals: 1-866-765-0778

                                                                                                                                                                                                                                                  By e-mail: wfaf@wellsfargo.com

                                                                                                                                                                                                                                                  By mail:
                                                                                                                                                                                                                                                  Wells Fargo Advantage Funds
                                                                                                                                                                                                                                                  P.O. Box 8266
                                                                                                                                                                                                                                                  Boston, MA 02266-8266

                                                                                                                                                                                                                                                  On the Internet:
                                                                                                                                                                                                                                                  www.wellsfargo.com/advantagefunds

                                                                                                                                                                                                                                                  From the SEC:
                                                                                                                                                                                                                                                  Visit the SEC's Public Reference Room in Washington,
                                                                                                                                                                                                                                                  DC (phone 1-202-551-8090 for operational information for the SEC's Public Reference Room) or the SEC's Internet site at www.sec.gov.

                                                                                                                                                                                                                                                  To obtain information for a fee, write or email:
                                                                                                                                                                                                                                                  SEC's Public Reference Section
                                                                                                                                                                                                                                                  100 "F" Street, NE
                                                                                                                                                                                                                                                  Washington, DC 20549-0102
                                                                                                                                                                                                                                                  publicinfo@sec.gov

© 2010 Wells Fargo Funds Management, LLC. All rights reserved	www.wellsfargo.com/advantagefunds	C70MIAM/P1103C (08-10) ICA Reg. No. 811-09253 Prospectus July 30, 2010 Administrator Class Wells Fargo Advantage Funds® - Small and Mid Cap Stock Funds
Small Cap Value Fund
Administrator - SMVDX

                                                                                                                                                                                                                                                  These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                                                                                                                                                                                                                                  Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                                                                                  Fund Summary

                                                                                                                                                                                                                                                  A summary of information about the Fund, including: investment objective, fees and expenses, portfolio turnover, principal investment strategies, principal risks, performance history, management of the Fund, transaction policies and tax information.

                                                                                                                                                                                                                                                  The Fund

                                                                                                                                                                                                                                                  Information about the Fund you should know before investing, including: investment objective, principal investments, principal investment strategies and principal risks.

                                                                                                                                                                                                                                                  Organization and Management of the Fund

                                                                                                                                                                                                                                                  Information about the Fund's organization and the companies managing your money.

                                                                                                                                                                                                                                                  Your Account

                                                                                                                                                                                                                                                  Information about how Fund shares are priced and how to buy, sell and exchange Fund shares.

                                                                                                                                                                                                                                                  Other information

                                                                                                                                                                                                                                                  Information about distributions, taxes and financial highlights.

                                                                                                                                                                                                                                                  Small Cap Value Fund Summary

                                                                                                                                                                                                                                                  Investment Objective

                                                                                                                                                                                                                                                  The Fund seeks long-term capital appreciation.

                                                                                                                                                                                                                                                  Fees and Expenses

                                                                                                                                                                                                                                                  These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.76%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.46%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.24%
Fee Waivers	0.12%
Total Annual Fund Operating Expenses After Fee Waiver[1] [2]	1.12%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through February 28, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.10% for Administrator Class. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                                                                                                                                                                  Example of Expenses

                                                                                                                                                                                                                                                  The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Administrator Class
1 Year	$114
3 Years	$382
5 Years	$669
10 Years	$1,489

                                                                                                                                                                                                                                                  Portfolio Turnover

                                                                                                                                                                                                                                                  The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over"its portfolio).A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

                                                                                                                                                                                                                                                  Principal Investment Strategies

                                                                                                                                                                                                                                                  Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies, and up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments. We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index. The market capitization range of the Russell 2500TM Index was $78 million to $3.9 billion, as of May 30, 2009, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future.Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore,we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances,we will not engage in extensive foreign currency hedging.

                                                                                                                                                                                                                                                  We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small-capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

                                                                                                                                                                                                                                                  Principal Investment Risks

                                                                                                                                                                                                                                                  Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                                                                                                                                                                                                                                                  Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

                                                                                                                                                                                                                                                  Foreign Currency Transaction Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.

                                                                                                                                                                                                                                                  Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

                                                                                                                                                                                                                                                  Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                                                                                                                                                                  Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

                                                                                                                                                                                                                                                  Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                                                                                                                                                                                                  Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                                                                                  Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                                                                                                                                                                  Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                                                                                                                                                                                                  Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

                                                                                                                                                                                                                                                  Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

                                                                                                                                                                                                                                                  Performance

                                                                                                                                                                                                                                                  The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                                                                                                  Calendar Year Total Returns as of 12/31 each year Administrator Class (Incepted as of July 30, 2010)1

Highest Quarter: 2nd Quarter 2003	+22.53%
Lowest Quarter: 4th Quarter 2008	-24.80%
Year-to-date total return as of 6/30/2010 is -3.20%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	7/30/2010	52.61%	6.31%	12.99%
Administrator Class (after taxes on distributions)	7/30/2010	52.16%	5.09%	12.09%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	34.19%	5.32%	11.56%
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)		20.58%	-0.01%	8.27%
1.	Performance shown for the Administrator Class shares prior to its inception reflects the performance of the Fund's Institutional Class shares. The Institutional Class annual returns are substantially similar to what the Administrator Class annual returns would be because the Institutional Class and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown has not been adjusted to include the higher expenses applicable to the Administrator Class shares. If the expenses of the Administrator Class were included, returns would be lower.

                                                                                                                                                                                                                                                  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

                                                                                                                                                                                                                                                  Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	I. Charles Rinaldi, Portfolio Manager/1997

                                                                                                                                                                                                                                                  Summary of Important Information Regarding Purchase and Sale of Fund Shares

                                                                                                                                                                                                                                                  Transaction Policies

                                                                                                                                                                                                                                                  Administrator Class shares are offered for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

                                                                                                                                                                                                                                                  Minimum Initial Investment
                                                                                                                                                                                                                                                  Administrator Class: $1 million (certain eligible investors may not be subject to a minimum initial investment)

                                                                                                                                                                                                                                                  Minimum Additional Investment
                                                                                                                                                                                                                                                  Administrator Class: None

                                                                                                                                                                                                                                                  Opening an Account
                                                                                                                                                                                                                                                  Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

                                                                                                                                                                                                                                                  Tax Information

                                                                                                                                                                                                                                                  Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

                                                                                                                                                                                                                                                  Payments to Broker-Dealers and Other Financial Intermediaries

                                                                                                                                                                                                                                                  If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                                                                                                                                                                                                  The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

                                                                                                                                                                                                                                                  The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

                                                                                                                                                                                                                                                  Key Fund Information

                                                                                                                                                                                                                                                  This Prospectus contains information about a certain Fund within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

                                                                                                                                                                                                                                                  In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

                                                                                                                                                                                                                                                  Investment Objective, Principal Investments and Principal Investment Strategies

                                                                                                                                                                                                                                                  The investment objective of the Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

                                                                                                                                                                                                                                                    what the Fund is trying to achieve; and

                                                                                                                                                                                                                                                      how we intend to invest your money.

                                                                                                                                                                                                                                                      This section also provides a summary of the Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Fund concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

                                                                                                                                                                                                                                                      Principal Risk Factors

                                                                                                                                                                                                                                                      This section lists the principal risk factors for the Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in the Fund.

                                                                                                                                                                                                                                                      Small Cap Value Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Investment Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	I. Charles Rinaldi
Fund Inception	December 31, 1997
Administrator Class	Ticker: SMVDX	Fund Number: 3755

                                                                                                                                                                                                                                                      Investment Objective

                                                                                                                                                                                                                                                      The Fund seeks long-term capital appreciation.

                                                                                                                                                                                                                                                      Principal Investments

                                                                                                                                                                                                                                                      Under normal circumstances, we invest:

                                                                                                                                                                                                                                                        at least 80% of the Fund's net assets in equity securities of small-capitalization companies; and

                                                                                                                                                                                                                                                          up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

                                                                                                                                                                                                                                                          Principal Investment Strategies

                                                                                                                                                                                                                                                          We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index. The market capitalization range of the Russell 2500TM Index was $78 million to $3.9 billion, as of May 30, 2009, and is expected to change frequently.We may also invest in equity securities of foreign issuers through ADRs and similar investments.As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future.Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts.However, under normal circumstances,we will not engage in extensive foreign currency hedging.

                                                                                                                                                                                                                                                          We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research.This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations.We believe the combination of buying the securities of undervalued small-capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

                                                                                                                                                                                                                                                          The Fund may hold some of its assets in cash or in money market instruments, including U.S.Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                                                                                                                                                                                                                          Principal Risk Factors

                                                                                                                                                                                                                                                          The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Derivatives Risk Foreign Currency Transaction Risk Foreign Investment Risk Issuer Risk Leverage Risk	Liquidity Risk Management Risk Market Risk Regulatory Risk Smaller Company Securities Risk Value Style Investment Risk

                                                                                                                                                                                                                                                          These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                                                                                                                                                                                                                          Description of Principal Investment Risks

                                                                                                                                                                                                                                                          Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

                                                                                                                                                                                                                                                          Counter-Party Risk
                                                                                                                                                                                                                                                          When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

                                                                                                                                                                                                                                                          Derivatives Risk
                                                                                                                                                                                                                                                          The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Certain derivative positions may be difficult to close out when a Fund's portfolio manager may believe it would be appropriate to do so. Certain derivative positions, e.g., over-the-counter swaps, are subject to counterparty risk.

                                                                                                                                                                                                                                                          Foreign Currency Transaction Risk
                                                                                                                                                                                                                                                           Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. To manage this risk, a Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to hedge against a decline in the U.S. dollar value of a security it already owns or against an increase in the value of an asset it expects to purchase. Use of hedging techniques cannot protect against exchange rate risk perfectly. If a Fund's investment advisor is incorrect in its judgment of future exchange rate relationships, a Fund could be in a less advantageous position than if such a hedge had not been established. Losses on foreign currency transactions used for hedging purposes may be reduced by gains on the assets that are the subject of a hedge. A Fund may also purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies in which a Fund's holdings are denominated. Losses on such transactions may not be reduced by gains from other Fund assets. A Fund's gains from its positions in foreign currencies may accelerate and/or recharacterize the Fund's income or gains and its distributions to shareholders. The Fund's losses from such positions may also recharacterize the Fund's income and its distributions to shareholders and may cause a return of capital to Fund shareholders.

                                                                                                                                                                                                                                                          Foreign Investment Risk
                                                                                                                                                                                                                                                          Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

                                                                                                                                                                                                                                                          Issuer Risk
                                                                                                                                                                                                                                                          The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

                                                                                                                                                                                                                                                          Leverage Risk
                                                                                                                                                                                                                                                          Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

                                                                                                                                                                                                                                                          Liquidity Risk
                                                                                                                                                                                                                                                          A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                                                                                                                                                                                                          Management Risk
                                                                                                                                                                                                                                                          We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

                                                                                                                                                                                                                                                          Market Risk
                                                                                                                                                                                                                                                          The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

                                                                                                                                                                                                                                                          Regulatory Risk
                                                                                                                                                                                                                                                          Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

                                                                                                                                                                                                                                                          Smaller Company Securities Risk
                                                                                                                                                                                                                                                          Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

                                                                                                                                                                                                                                                          Value Style Investment Risk. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

                                                                                                                                                                                                                                                          Portfolio Holdings Information

                                                                                                                                                                                                                                                          A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                                                                                                          Organization and Management of the Funds

                                                                                                                                                                                                                                                          About Wells Fargo Funds Trust

                                                                                                                                                                                                                                                          The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

                                                                                                                                                                                                                                                          The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, other service providers may be changed by the Board without shareholder approval.

                                                                                                                                                                                                                                                          The Investment Adviser

                                                                                                                                                                                                                                                          Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Fund. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Fund and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Fund. For providing these services, Funds Management is entitled to receive fees as described in the Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for the Fund is available in the Fund's semi-annual report for the fiscal half-year ended April 30, 2010.

                                                                                                                                                                                                                                                          For a Fund's most recent fiscal year end, the advisory fee paid to Funds Management was as follows:

Advisory Fees Paid
As a % of average daily net assets
Small Cap Value Fund	0.68%

                                                                                                                                                                                                                                                          Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

                                                                                                                                                                                                                                                          For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve gains or outperformance.

                                                                                                                                                                                                                                                          Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator and principal underwriter.

                                                                                                                                                                                                                                                          These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

                                                                                                                                                                                                                                                          The Sub-Adviser and Portfolio Manager

                                                                                                                                                                                                                                                          The following sub-advisers and portfolio managers perform day-to-day investment management activities for the Funds. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

                                                                                                                                                                                                                                                          Wells Capital Management Incorporated (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Fund. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Fund. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

I. Charles Rinaldi Small Cap Value Fund

                                                                                                                                                                                                                                                          Mr. Rinaldi is the portfolio manager for the Wells Fargo Advantage Small Cap Value Fund, which he has managed, along with its predecessor fund, since 2001. Mr. Rinaldi joined Wells Capital Management in 2005 as senior portfolio manager responsible for day-to-day management of its small value and small/mid cap value strategies. Prior to joining Wells Capital, he was a portfolio manager with Strong Capital Management, Inc. (SCM) since 1997. Education: B.A., Biology, St. Michael's College; M.B.A., Finance, Babson College.

                                                                                                                                                                                                                                                          Dormant Multi-Manager Arrangement

                                                                                                                                                                                                                                                          The Board has adopted a "multi-manager" arrangement for the Funds. Under this arrangement, each Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

                                                                                                                                                                                                                                                          Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

                                                                                                                                                                                                                                                          Compensation to Dealers and Shareholders Servicing Agents

                                                                                                                                                                                                                                                          Shareholder Servicing Plan
                                                                                                                                                                                                                                                          The Fund has a shareholder servicing plan. Under this plan, the Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services for each class of the Fund. For these services, each Class pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

                                                                                                                                                                                                                                                          Additional Payments to Dealers
                                                                                                                                                                                                                                                           In addition to dealer reallowances and payments made by the Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

                                                                                                                                                                                                                                                          In return for these Additional Payments, the Fund's adviser and distributor expect the Fund to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

                                                                                                                                                                                                                                                          Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

                                                                                                                                                                                                                                                          The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

                                                                                                                                                                                                                                                          The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Funds' distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

                                                                                                                                                                                                                                                          More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                                                                                                          Pricing Fund Shares

                                                                                                                                                                                                                                                          The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                                                                                                                                                                                                                                                          With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

                                                                                                                                                                                                                                                          With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

                                                                                                                                                                                                                                                          We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

                                                                                                                                                                                                                                                          In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

                                                                                                                                                                                                                                                          How to Buy Shares

                                                                                                                                                                                                                                                          Administrator Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds. Specific eligibility requirements that apply to these entities include:

                                                                                                                                                                                                                                                            Employee benefit plan programs that have at least $10 million in plan assets;

                                                                                                                                                                                                                                                            Broker-dealer managed account or wrap programs that charge an asset-based fee;

                                                                                                                                                                                                                                                            Registered investment adviser mutual fund wrap programs that charge an asset-based fee;

                                                                                                                                                                                                                                                            Internal Revenue Code Section 529 college savings plan accounts;

                                                                                                                                                                                                                                                            Fund of Funds including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM);

                                                                                                                                                                                                                                                            Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;

                                                                                                                                                                                                                                                            Institutions who invest a minimum initial amount of $1 million in a Fund; and

                                                                                                                                                                                                                                                              Under certain circumstances and for certain groups as detailed in the Funds' Statement of Additional Information.

Institutions Purchasing Shares Directly	Opening an Account	Adding to an Account
By Telephone or Internet

                                                                                                                                                                                                                                                              A new account may not be opened by telephone or internet unless the institution has another Wells Fargo Advantage Fund account. If the institution does not currently have an account, contact your investment representative.

                                                                                                                                                                                                                                                              To buy additional shares or to buy
                                                                                                                                                                                                                                                              shares in a new Fund:

                                                                                                                                                                                                                                                                Call Investor Services at 1-800-222-8222 or

                                                                                                                                                                                                                                                                Call 1-800-368-7550 for the automated phone system or

                                                                                                                                                                                                                                                                Visit our Web site at www.wellsfargo.com/ advantagefunds

By Wire

                                                                                                                                                                                                                                                                  Complete and sign the Institutional Class account application.

                                                                                                                                                                                                                                                                  Call Investor Services at 1-800-222-8222 for faxing instructions.

                                                                                                                                                                                                                                                                  Use the following wiring instructions: State Street Bank & Trust Boston, MA Bank Routing Number: ABA 011000028 Wire Purchase Account: 9905-437-1 Attention: Wells Fargo Advantage Funds (Name of Fund, Account Number) Account Name: Provide your name as registered on the Fund account.

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

                                                                                                                                                                                                                                                                  Special Considerations When Investing Through Financial Intermediaries:
                                                                                                                                                                                                                                                                   If a financial intermediary purchases Administrator Class shares on your behalf, you should understand the following:

                                                                                                                                                                                                                                                                    Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

                                                                                                                                                                                                                                                                    Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for Administrator Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers'beneficial ownership of the shares.

                                                                                                                                                                                                                                                                    Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

                                                                                                                                                                                                                                                                    Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

                                                                                                                                                                                                                                                                      U.S. Dollars Only. All payment must be made in U.S. dollars and all checks must be drawn on U.S. banks.

                                                                                                                                                                                                                                                                      Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

                                                                                                                                                                                                                                                                        Earnings Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

                                                                                                                                                                                                                                                                        How to Sell Shares

                                                                                                                                                                                                                                                                        Administrator Class shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

Institutions Selling Shares Directly	To Sell Some or All of Your Shares
By Telephone / Electronic Funds Transfer (EFT)

                                                                                                                                                                                                                                                                          To speak with an investor services representative call 1-800-222-8222 or use the automated phone system at 1-800-368-7550.

                                                                                                                                                                                                                                                                          Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

                                                                                                                                                                                                                                                                            Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

                                                                                                                                                                                                                                                                              Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.

                                                                                                                                                                                                                                                                              Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

By Wire

                                                                                                                                                                                                                                                                                To arrange for a Federal Funds wire, call 1-800-222-8222.

                                                                                                                                                                                                                                                                                  Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

                                                                                                                                                                                                                                                                                    Redemption proceeds are usually wired to the financial intermediary the following business day.

By Internet	Visit our Web site at www.wellsfargo.com/advantagefunds.
Through Your Investment Representative	Contact your investment representative.

                                                                                                                                                                                                                                                                                    General Notes for Selling Shares

                                                                                                                                                                                                                                                                                      Proper Form. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.

                                                                                                                                                                                                                                                                                      Earnings Distributions. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.

                                                                                                                                                                                                                                                                                      Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through Electronic Funds Transfer, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

                                                                                                                                                                                                                                                                                      Redemption in Kind. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the Investment Company Act of 1940, and the rules thereunder. The redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received.

                                                                                                                                                                                                                                                                                        Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

                                                                                                                                                                                                                                                                                        How to Exchange Shares

                                                                                                                                                                                                                                                                                        Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

                                                                                                                                                                                                                                                                                          In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

                                                                                                                                                                                                                                                                                          An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

                                                                                                                                                                                                                                                                                          You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

                                                                                                                                                                                                                                                                                          Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

                                                                                                                                                                                                                                                                                          If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

                                                                                                                                                                                                                                                                                          Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

                                                                                                                                                                                                                                                                                          Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

                                                                                                                                                                                                                                                                                          Frequent Purchases and Redemptions of Fund Shares

                                                                                                                                                                                                                                                                                          The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

                                                                                                                                                                                                                                                                                          Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

                                                                                                                                                                                                                                                                                          The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be "blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

                                                                                                                                                                                                                                                                                            Money market funds;

                                                                                                                                                                                                                                                                                              Ultra short funds (includes Adjustable Rate Government Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund);

                                                                                                                                                                                                                                                                                                Purchases of shares through dividend reinvestments;

                                                                                                                                                                                                                                                                                                  Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

                                                                                                                                                                                                                                                                                                    Rebalancing transactions within certain asset allocation or "wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

                                                                                                                                                                                                                                                                                                      Transactions initiated by a registered "fund of funds" or Section 529 Plan into an underlying fund investment;

                                                                                                                                                                                                                                                                                                        Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

                                                                                                                                                                                                                                                                                                          Purchases below $5,000 (including purchases that are part of an exchange transaction).

                                                                                                                                                                                                                                                                                                          In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliates that are used exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

                                                                                                                                                                                                                                                                                                          A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

                                                                                                                                                                                                                                                                                                          Account Policies

                                                                                                                                                                                                                                                                                                          Advance Notice of Large Transactions
                                                                                                                                                                                                                                                                                                           We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

                                                                                                                                                                                                                                                                                                          Householding
                                                                                                                                                                                                                                                                                                           To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

                                                                                                                                                                                                                                                                                                          Retirement Accounts
                                                                                                                                                                                                                                                                                                           We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

                                                                                                                                                                                                                                                                                                            Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

                                                                                                                                                                                                                                                                                                              Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

                                                                                                                                                                                                                                                                                                              There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

                                                                                                                                                                                                                                                                                                              Small Account Redemptions
                                                                                                                                                                                                                                                                                                               We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so,we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

                                                                                                                                                                                                                                                                                                              Statements and Confirmations
                                                                                                                                                                                                                                                                                                               Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

                                                                                                                                                                                                                                                                                                              Electronic Delivery of Fund Documents
                                                                                                                                                                                                                                                                                                               You may elect to receive your Fund's prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Fund's Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

                                                                                                                                                                                                                                                                                                              To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Fund's Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

                                                                                                                                                                                                                                                                                                              Statement Inquiries
                                                                                                                                                                                                                                                                                                               Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

                                                                                                                                                                                                                                                                                                              Transaction Authorizations
                                                                                                                                                                                                                                                                                                               Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

                                                                                                                                                                                                                                                                                                              USA PATRIOT Act
                                                                                                                                                                                                                                                                                                               In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

                                                                                                                                                                                                                                                                                                              Distributions

                                                                                                                                                                                                                                                                                                              The Fund generally makes distributions of any net investment income and any realized net capital gains at least annually. Please contact your institution for distribution options. Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

                                                                                                                                                                                                                                                                                                              Taxes

                                                                                                                                                                                                                                                                                                              The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting a Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

                                                                                                                                                                                                                                                                                                              We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

                                                                                                                                                                                                                                                                                                              Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

                                                                                                                                                                                                                                                                                                              An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax, as long as certain holding period requirements are met. These reduced rates of tax will expire after December 31, 2010. Maximum long-term capital gain income tax rates are scheduled to rise to 20% in 2011, 18% for assets held more than 5 years. Due to recent legislation, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

                                                                                                                                                                                                                                                                                                              Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

                                                                                                                                                                                                                                                                                                              If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Fund has built up, or have the potential to build up, high levels of unrealized appreciation.

                                                                                                                                                                                                                                                                                                              Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

                                                                                                                                                                                                                                                                                                              In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

                                                                                                                                                                                                                                                                                                              Additional Performance Information

                                                                                                                                                                                                                                                                                                              This section contains additional information regarding performance of the Fund. The sub-section below titled "Index Description" defines the market indicies that referenced in the Fund Summary. The sub-section entitled "Share Class Performance" provides history for specified share classes of certain Funds.

                                                                                                                                                                                                                                                                                                              Index Description
                                                                                                                                                                                                                                                                                                               The "Average Annual Total Returns" table in the Fund's Fund Summary compares the Fund's returns with those of at least one broad-based or other market index. Below are descriptions of each such index. You cannot invest directly in an index.

Russell 2000® Value Index	The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

                                                                                                                                                                                                                                                                                                              Share Class Performance
                                                                                                                                                                                                                                                                                                               The performance history of share classes of the Fund is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summary. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of an applicable Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

                                                                                                                                                                                                                                                                                                                Small Cap Value Fund - The inception date of the Administrator Class shares was July 30, 2010. Performance shown for the Administrator Class shares prior to their inception reflects the performance of the Fund's Institutional Class shares. The Institutional Class annual returns are substantially similar to what the Administrator Class annual returns would be because the Institutional Class and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown has not been adjusted to include the higher expenses applicable to the Administrator Class shares. If the expenses of the Administrator Class were included, returns would be lower. Historical performance shown for the Institutional Class shares prior to their inception on July 31, 2007 reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher.

                                                                                                                                                                                                                                                                                                                A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. Each Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

                                                                                                                                                                                                                                                                                                                Financial Highlights

                                                                                                                                                                                                                                                                                                                Because Administrator Class shares of the Fund did not exist prior to July 30, 2010, financial highlights are not available for this class of the Fund.

                                                                                                                                                                                                                                                                                                                FOR MORE INFORMATION

                                                                                                                                                                                                                                                                                                                More information on a Fund is available free upon request, including the following documents:

                                                                                                                                                                                                                                                                                                                Statement of Additional Information (SAI)
                                                                                                                                                                                                                                                                                                                Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

                                                                                                                                                                                                                                                                                                                Annual/Semi-Annual Reports
                                                                                                                                                                                                                                                                                                                Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

                                                                                                                                                                                                                                                                                                                To obtain copies of the above documents or for more information about
                                                                                                                                                                                                                                                                                                                Wells Fargo Advantage Funds, contact us:

                                                                                                                                                                                                                                                                                                                By telephone:
                                                                                                                                                                                                                                                                                                                Individual Investors: 1-800-222-8222
                                                                                                                                                                                                                                                                                                                Retail Investment Professionals: 1-888-877-9275
                                                                                                                                                                                                                                                                                                                Institutional Investment Professionals: 1-866-765-0778

                                                                                                                                                                                                                                                                                                                By e-mail: wfaf@wellsfargo.com

                                                                                                                                                                                                                                                                                                                By mail:
                                                                                                                                                                                                                                                                                                                Wells Fargo Advantage Funds
                                                                                                                                                                                                                                                                                                                P.O. Box 8266
                                                                                                                                                                                                                                                                                                                Boston, MA 02266-8266

                                                                                                                                                                                                                                                                                                                On the Internet:
                                                                                                                                                                                                                                                                                                                www.wellsfargo.com/advantagefunds

                                                                                                                                                                                                                                                                                                                From the SEC:
                                                                                                                                                                                                                                                                                                                Visit the SEC's Public Reference Room in Washington,
                                                                                                                                                                                                                                                                                                                DC (phone 1-202-551-8090 for operational information for the SEC's Public Reference Room) or the SEC's Internet site at www.sec.gov.

                                                                                                                                                                                                                                                                                                                To obtain information for a fee, write or email:
                                                                                                                                                                                                                                                                                                                SEC's Public Reference Section
                                                                                                                                                                                                                                                                                                                100 "F" Street, NE
                                                                                                                                                                                                                                                                                                                Washington, DC 20549-0102
                                                                                                                                                                                                                                                                                                                publicinfo@sec.gov

© 2010 Wells-Fargo Funds Management, LLC. All rights reserved	www.wellsfargo.com/advantagefunds	G70SCAM/P203G 07-10 ICA Reg. No. 811-09253
                                                                                                                                                                                                                                                                                                                Prospectus

                                                                                                                                                                                                                                                                                                                July 30, 2010

                                                                                                                                                                                                                                                                                                                Administrator Class

                                                                                                                                                                                                                                                                                                                Wells Fargo Advantage Funds® - Small and Mid Cap Stock Funds

Traditional Small Cap Growth Fund
Administrator - EGWDX

                                                                                                                                                                                                                                                                                                                These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                                                                                                                                                                                                                                                                                                Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                                                                                                                                                Fund Summary

                                                                                                                                                                                                                                                                                                                A summary of information about the Fund, including: investment objective, fees and expenses, portfolio turnover, principal investment strategies, principal risks, performance history, management of the Fund, transaction policies and tax information.

                                                                                                                                                                                                                                                                                                                The Fund

                                                                                                                                                                                                                                                                                                                Information about the Fund you should know before investing, including: investment objective, principal investments, principal investment strategies and principal risks.

                                                                                                                                                                                                                                                                                                                Organization and Management of the Fund

                                                                                                                                                                                                                                                                                                                Information about the Fund's organization and the companies managing your money.

                                                                                                                                                                                                                                                                                                                Your Account

                                                                                                                                                                                                                                                                                                                Information about how Fund shares are priced and how to buy, sell and exchange Fund shares.

                                                                                                                                                                                                                                                                                                                Other information

                                                                                                                                                                                                                                                                                                                Information about distributions, taxes and financial highlights.

                                                                                                                                                                                                                                                                                                                Traditional Small Cap Growth Fund Summary

                                                                                                                                                                                                                                                                                                                Investment Objective

                                                                                                                                                                                                                                                                                                                The Fund seeks long-term capital appreciation.

                                                                                                                                                                                                                                                                                                                Fees and Expenses

                                                                                                                                                                                                                                                                                                                These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.45%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.26%
Fee Waivers	0.05%
Total Annual Fund Operating Expenses After Fee Waiver[1], [2]	1.21%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.20% for Administrator Class. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                                                                                                                                                                                                                                Example of Expenses

                                                                                                                                                                                                                                                                                                                The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Administrator Class
1 Year	$123
3 Years	$384
5 Years	$676
10 Years	$1,509
Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over"its portfolio).A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 118% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies, which we define as companies with market capitalizations, at the time of purchase, within the range of the Russell 2000TM Index. The market capitalization range of the Russell 2000TM Index was $13 million to $5 billion, as of December 31, 2009, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We seek to identify companies in the early stage of a multi-year growth cycle whose growth is not fully recognized by the market. We follow a three step process that begins by identifying a thesis for a multi-year growth cycle for each company. Next, we uncover the primary catalysts that will lead to growth that is in excess of current market expectations. Lastly, we look for attractive valuations that are not fully reflected in the company's underlying growth potential. The portfolio is constructed with two types of holdings; core and emerging opportunities holdings. Core holdings represent our highest conviction ideas relative to our long-term thesis while emerging opportunities have met our quantitative and qualitative criteria and have the potential to become core positions. We follow a strict sell discipline and we may remove a stock from the portfolio if our thesis or valuation analysis is fully reflected in the current stock price, we recognize a thesis failure or change in expected catalysts, or if an alternative stock with superior attributes has been identified. We may actively trade portfolio securities.

Principal Investment Risks

Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year
Administrator Class (Incepted as of July 30, 2010)1

Highest Quarter: 4th Quarter 2001	+25.44%
Lowest Quarter: 4th Quarter 2008	-26.51%
Year-to-date total return as of 6/30/2010 is -0.68%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	7/30/2010	41.32%	1.56%	2.86%
Administrator Class (after taxes on distributions)	7/30/2010	41.31%	0.36%	1.39%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	26.87%	1.39%	1.99%
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)		34.47%	0.87%	-1.37%
1.	Performance shown for the Administrator Class shares prior to its inception reflects the performance of the Fund's Institutional Class shares. The Institutional Class annual returns are substantially similar to what the Administrator Class annual returns would be because the Institutional Class and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown has not been adjusted to include the higher expenses applicable to the Administrator Class shares. If the expenses of the Administrator Class were included, returns would be lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Investment Adviser	Investment Sub-adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Edward Rick, Portfolio Manager/1994
Linda Freeman, Portfolio Manager/1991
Jeffrey S. Drummond, Portfolio Manager/1993
Jeffrey Harrison, Portfolio Manager/1997
Paul Carder, Portfolio Manager/2005

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Transaction Policies

Administrator Class shares are offered for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Administrator Class: $1 million (certain eligible investors may not be subject to a minimum initial investment)

Minimum Additional Investment
Administrator Class: None

Opening an Account
Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

Key Fund Information

This Prospectus contains information about a certain Fund within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective, Principal Investments and Principal Investment Strategies

The investment objective of the Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

  what the Fund is trying to achieve; and

    how we intend to invest your money.

    This section also provides a summary of the Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Fund concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

    Principal Risk Factors

    This section lists the principal risk factors for the Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in the Fund.

    Traditional Small Cap Growth Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Investment Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Edward Rick, CFA Linda Freeman, CFA Jeffrey S. Drummond, CFA Jeffrey Harrison, CFA Paul Carder, CFA
Fund Inception	April 15, 1985
Administrator Class	Ticker: EGWDX	Fund Number: 3756

    Investment Objective

    The Fund seeks long-term capital appreciation.

    Principal Investments

    Under normal circumstances, we invest:

      at least 80% of the Fund's net assets in equity securities of small-capitalization companies.

      Principal Investment Strategies

      We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations, at the time of purchase, within the range of the Russell 2000TM Index. The market capitalization range of the Russell 2000TM Index was $13 million to $5 billion, as of December 31, 2009, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

      We seek to identify companies in the early stage of a multi-year growth cycle whose growth is not fully recognized by the market. We follow a three step process that begins by identifying a thesis for a multi-year growth cycle for each company. Next, we uncover the primary catalysts that will lead to growth that is in excess of current market expectations. Lastly, we look for attractive valuations that are not fully reflected in the company's underlying growth potential. The portfolio is constructed with two types of holdings; core and emerging opportunities holdings. Core holdings represent our highest conviction ideas relative to our long-term thesis while emerging opportunities have met our quantitative and qualitative criteria and have the potential to become core positions. We follow a strict sell discipline and we may remove a stock from the portfolio if our thesis or valuation analysis is fully reflected in the current stock price, we recognize a thesis failure or change in expected catalysts, or if an alternative stock with superior attributes has been identified. We may actively trade portfolio securities.

      The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

      Principal Risk Factors

      The Fund is primarily subject to the risks mentioned below.

Active Trading Risk Counter-Party Risk Derivatives Risk Growth Style Investment Risk Issuer Risk Leverage Risk	Liquidity Risk Management Risk Market Risk Regulatory Risk Smaller Company Securities Risk

      These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

      Description of Principal Investment Risks

      Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

      Active Trading Risk
      Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

      Counter-Party Risk
      When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

      Derivatives Risk
      The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Certain derivative positions may be difficult to close out when a Fund's portfolio manager may believe it would be appropriate to do so. Certain derivative positions, e.g., over-the-counter swaps, are subject to counterparty risk.

      Growth Style Investment Risk
      Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

      Issuer Risk
      The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

      Leverage Risk
      Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

      Liquidity Risk
      A security may not be able to be sold at the time desired or without adversely affecting the price.

      Management Risk
      We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

      Market Risk
      The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

      Regulatory Risk
      Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

      Smaller Company Securities Risk
      Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

      Portfolio Holdings Information

      A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

      Organization and Management of the Funds

      About Wells Fargo Funds Trust

      The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

      The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, other service providers may be changed by the Board without shareholder approval.

      The Investment Adviser

      Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees."

      For a Fund's most recent fiscal year end, the advisory fee paid to Evergreen Investment Management Company, LLC, the investment advisor to the Fund's predecessor, was as follows:

Advisory Fees Paid
As a % of average daily net assets
Traditional Small Cap Growth Fund	0.70%

      Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

      For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve gains or outperformance.

      Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator and principal underwriter.

      These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

      The Sub-Adviser and Portfolio Managers

      The following sub-adviser and portfolio managers perform day-to-day investment management activities for the Fund. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Fund. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

      Wells Capital Management Incorporated ("Wells Capital"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, located at 525 Market Street, San Francisco, California 94105, is the sub-adviser for the Fund. Wells Capital is responsible for the day-to-day investment management activities of the Fund. Wells Capital is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

Paul Carder, CFA Traditional Small Cap Growth Fund

      Mr. Carder is a Director and Portfolio Manager with the Small Cap Growth Equity team of Wells Capital Management's Equity Management group. His responsibilities include analysis and portfolio management of the industrial, materials, capital goods, energy, and transportation stocks. Mr. Carder has been with Wells Capital Management or one of its predecessor's since 2004. This experience includes serving as an Analyst for the Small Cap Growth team (2004-2006). Previously, he served as an Associate Equity Research Analyst for Wachovia Securities (2000-2004). Mr. Carder has been in the investment management field since 2000. He received a BS from Virginia Tech (1990) and a MBA in finance from Texas A&M (1996). Mr. Carder has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a member of CFA Virginia.

Jeffrey Drummond, CFA Traditional Small Cap Growth Fund

      Mr. Drummond is a Managing Director and Senior Portfolio Manager with the Small Cap Growth Equity team of Wells Capital Management's Equity Management group. His responsibilities include focusing primarily on the technology sector of the market. Mr. Drummond has been with Wells Capital Management or one of its predecessor firms since 1988. This experience includes serving in the investment strategy department at Wheat First Butcher Singer (1988-1993). Mr. Drummond has been working in the investment management field since 1988. He received a BS in finance from the University of Richmond (1988). Mr. Drummond has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a member of CFA Virginia and the CFA Institute.

Linda Z. Freeman, CFA Traditional Small Cap Growth Fund

      Ms. Freeman is a Managing Director and Senior Portfolio Manager with the Small Cap Growth Equity team of Wells Capital Management's Equity Management group. Her responsibilities include primarily the health care and consumer sectors of the market. Ms. Freeman has been with Wells Capital Management or one of its predecessor firms since 1991. Previously, she served as Vice President and Portfolio Manager of Federated Investment Counseling and Federated Research Corporation in Pittsburgh (1984-1991). Additionally, she served as an Analyst at Virginia National Bank (1981-1984) and at Investment Corporation of Virginia (1979-1981). Ms. Freeman has been working in the investment management field since 1979. She received a BA from Randolph Macon Woman's College (1979) and a MBA from the University of Pittsburgh (1987). Ms. Freeman has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and she is a member of CFA Virginia, the CFA Institute, and a former officer of the Pittsburgh Society of Financial Analysts.

Jeffrey Harrison, CFA Traditional Small Cap Growth Fund

      Mr. Harrison is a Director and Portfolio Manager with Wells Capital's Small Cap Growth team. His research responsibilities include the telecommunication, information technology, media and finance sectors. Mr. Harrison has been with Wells Capital or one of its predecessor firms since 1997. Previously, he served as an Analyst at Fidelity Investments (1994-1997). Mr. Harrison has been working in the investment management field since 1994. He received a BA in economics from Hampden-Sydney College (1992) and a MBA from The College of William and Mary (1998). Jeffrey has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a member of the CFA Institute.

Edward Rick, CFA Traditional Small Cap Growth Fund

      Mr. Rick is a Director and Portfolio Manager with Wells Capital's Small Cap Growth team. His responsibilities include the health care technology and biotechnology industries. Mr. Rick has been with Wells Capital or one of its predecessor firms since 1994. Mr. Rick has been working in the investment management field since 1994. He received a BS in business administration from the University of Richmond (1994). Mr. Rick has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute.

      Dormant Multi-Manager Arrangement

      The Board has adopted a "multi-manager" arrangement for the Funds. Under this arrangement, each Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

      Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

      Compensation to Dealers and Shareholders Servicing Agents

      Shareholder Servicing Plan
      The Fund has a shareholder servicing plan. Under this plan, the Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services for each class of the Fund. For these services, each Class pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

      Additional Payments to Dealers
       In addition to dealer reallowances and payments made by the Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

      In return for these Additional Payments, the Fund's adviser and distributor expect the Fund to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

      Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

      The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

      The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Funds' distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

      More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

      Pricing Fund Shares

      The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

      With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

      With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

      We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

      In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

      How to Buy Shares

      Administrator Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds. Specific eligibility requirements that apply to these entities include:

        Employee benefit plan programs that have at least $10 million in plan assets;

        Broker-dealer managed account or wrap programs that charge an asset-based fee;

        Registered investment adviser mutual fund wrap programs that charge an asset-based fee;

        Internal Revenue Code Section 529 college savings plan accounts;

        Fund of Funds including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM);

        Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;

        Institutions who invest a minimum initial amount of $1 million in a Fund; and

          Under certain circumstances and for certain groups as detailed in the Funds' Statement of Additional Information.

Institutions Purchasing Shares Directly	Opening an Account	Adding to an Account
By Telephone or Internet

          A new account may not be opened by telephone or internet unless the institution has another Wells Fargo Advantage Fund account. If the institution does not currently have an account, contact your investment representative.

          To buy additional shares or to buy
          shares in a new Fund:

            Call Investor Services at 1-800-222-8222 or

            Call 1-800-368-7550 for the automated phone system or

            Visit our Web site at www.wellsfargo.com/ advantagefunds

By Wire

              Complete and sign the Institutional Class account application.

              Call Investor Services at 1-800-222-8222 for faxing instructions.

              Use the following wiring instructions: State Street Bank & Trust Boston, MA Bank Routing Number: ABA 011000028 Wire Purchase Account: 9905-437-1 Attention: Wells Fargo Advantage Funds (Name of Fund, Account Number) Account Name: Provide your name as registered on the Fund account.

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

              Special Considerations When Investing Through Financial Intermediaries:
               If a financial intermediary purchases Administrator Class shares on your behalf, you should understand the following:

                Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

                Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for Administrator Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers'beneficial ownership of the shares.

                Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

                Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

                  U.S. Dollars Only. All payment must be made in U.S. dollars and all checks must be drawn on U.S. banks.

                  Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

                    Earnings Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

                    How to Sell Shares

                    Administrator Class shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

Institutions Selling Shares Directly	To Sell Some or All of Your Shares
By Telephone / Electronic Funds Transfer (EFT)

                      To speak with an investor services representative call 1-800-222-8222 or use the automated phone system at 1-800-368-7550.

                      Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

                        Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

                          Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.

                          Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

By Wire

                            To arrange for a Federal Funds wire, call 1-800-222-8222.

                              Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

                                Redemption proceeds are usually wired to the financial intermediary the following business day.

By Internet	Visit our Web site at www.wellsfargo.com/advantagefunds.
Through Your Investment Representative	Contact your investment representative.

                                General Notes for Selling Shares

                                  Proper Form. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.

                                  Earnings Distributions. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.

                                  Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through Electronic Funds Transfer, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

                                  Redemption in Kind. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the Investment Company Act of 1940, and the rules thereunder. The redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received.

                                    Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

                                    How to Exchange Shares

                                    Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

                                      In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

                                      An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

                                      You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

                                      Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

                                      If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

                                      Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

                                      Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

                                      Frequent Purchases and Redemptions of Fund Shares

                                      The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

                                      Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

                                      The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be "blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

                                        Money market funds;

                                          Ultra short funds (includes Adjustable Rate Government Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund);

                                            Purchases of shares through dividend reinvestments;

                                              Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

                                                Rebalancing transactions within certain asset allocation or "wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

                                                  Transactions initiated by a registered "fund of funds" or Section 529 Plan into an underlying fund investment;

                                                    Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

                                                      Purchases below $5,000 (including purchases that are part of an exchange transaction).

                                                      In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliates that are used exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

                                                      A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

                                                      Account Policies

                                                      Advance Notice of Large Transactions
                                                       We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

                                                      Householding
                                                       To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

                                                      Retirement Accounts
                                                       We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

                                                        Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

                                                          Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

                                                          There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

                                                          Small Account Redemptions
                                                           We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so,we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

                                                          Statements and Confirmations
                                                           Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

                                                          Electronic Delivery of Fund Documents
                                                           You may elect to receive your Fund's prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Fund's Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

                                                          To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Fund's Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

                                                          Statement Inquiries
                                                           Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

                                                          Transaction Authorizations
                                                           Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

                                                          USA PATRIOT Act
                                                           In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

                                                          Distributions

                                                          The Fund generally makes distributions of any net investment income and any realized net capital gains at least annually. Please contact your institution for distribution options. Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

                                                          Taxes

                                                          The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting a Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning.You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

                                                          We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

                                                          Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

                                                          An individual's net long-term capital gain is subject to a reduced,maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax, as long as certain holding period requirements are met. These reduced rates of tax will expire after December 31, 2010. Maximum long-term capital gain income tax rates are scheduled to rise to 20% in 2011, 18% for assets held more than 5 years. Due to recent legislation, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

                                                          Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

                                                          If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. A Fund has built up, or has the potential to build up, high levels of unrealized appreciation.

                                                          Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

                                                          In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

                                                          Additional Performance Information

                                                          This section contains additional information regarding performance of the Fund. The sub-section below titled "Index Description" defines the market indicies that referenced in the Fund Summary. The sub-section entitled "Share Class Performance" provides history for specified share classes of certain Funds.

                                                          Index Description
                                                           The "Average Annual Total Returns" table in the Fund's Fund Summary compares the Fund's returns with those of at least one broad-based or other market index. Below are descriptions of each such index. You cannot invest directly in an index.

Russell 2000® Growth Index	The Russell 2000® Growth Index measures the performance of those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

                                                          Share Class Performance
                                                           The performance history of share classes of the Fund is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summary. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of an applicable Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

                                                            Traditional Small Cap Growth Fund - The inception date of the Administrator Class shares was July 30, 2010. Performance shown for the Administrator Class shares prior to their inception reflects the performance of the Fund's Institutional Class shares. The Institutional Class annual returns are substantially similar to what the Administrator Class annual returns would be because the Institutional Class and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown has not been adjusted to include the higher expenses applicable to the Administrator Class shares. If the expenses of the Administrator Class were included, returns would be lower. Historical performance shown for the Institutional Class of the Fund prior to July 16, 2010 is based on the performance of the Fund's predecessor, Evergreen Growth Fund.

                                                            A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. The Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

                                                            Financial Highlights

                                                            Because Administrator Class shares of the Fund did not exist prior to July 30, 2010, financial highlights are not available for this class of the Fund.

                                                            FOR MORE INFORMATION

                                                            More information on a Fund is available free upon request, including the following documents:

                                                            Statement of Additional Information (SAI)
                                                            Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

                                                            Annual/Semi-Annual Reports
                                                            Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

                                                            To obtain copies of the above documents or for more information about
                                                            Wells Fargo Advantage Funds, contact us:

                                                            By telephone:
                                                            Individual Investors: 1-800-222-8222
                                                            Retail Investment Professionals: 1-888-877-9275
                                                            Institutional Investment Professionals: 1-866-765-0778

                                                            By e-mail: wfaf@wellsfargo.com

                                                            By mail:
                                                            Wells Fargo Advantage Funds
                                                            P.O. Box 8266
                                                            Boston, MA 02266-8266

                                                            On the Internet:
                                                            www.wellsfargo.com/advantagefunds

                                                            From the SEC:
                                                            Visit the SEC's Public Reference Room in Washington,
                                                            DC (phone 1-202-551-8090 for operational information for the SEC's Public Reference Room) or the SEC's Internet site at www.sec.gov.

                                                            To obtain information for a fee, write or email:
                                                            SEC's Public Reference Section
                                                            100 "F" Street, NE
                                                            Washington, DC 20549-0102
                                                            publicinfo@sec.gov

© 2010 Wells-Fargo Funds Management, LLC. All rights reserved	www.wellsfargo.com/advantagefunds	F70SCAM/P203F 07-10 ICA Reg. No. 811-09253

Prospectus

July 30, 2010

Administrator Class

 Wells Fargo Advantage Funds® - Small and Mid Cap Stock Funds

Common Stock Fund
Administrator - SCSDX
Growth Opportunities Fund
Administrator - ESMDX

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

Fund Summaries

A summary of information about each Fund, including: investment objective, fees and expenses, portfolio turnover, principal investment strategies, principal risks, performance history, management of the Fund, transaction policies and tax information.

The Funds

Information about each Fund you should know before investing, including: investment objective, principal investments, principal investment strategies, and principal risks.

Organization and Management of the Funds

Information about the Funds' organization and the companies managing your money.

Other information

Information about distributions, taxes and financial highlights.

Your Account

Information about how Fund shares are priced and how to buy, sell and exchange Fund shares.

Common Stock Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.74%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.45%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.20%
Fee Waivers	0.09%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.11%
1.	Funds Management has committed through January 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Fee Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.10% for Administrator Class. After this time, the Total Annual Fund Operating Expenses (After Fee Waiver) may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Administrator Class
1 Year	$113
3 Years	$372
5 Years	$651
10 Years	$1,447

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies

We invest principally in common stocks of small-and medium-capitalization foreign and domestic companies, which we define as those with market capitalizations falling within the ranges of the Russell 2000® Index and the Russell Midcap® Index. The ranges of the Russell 2000® Index and the Russell Midcap® Index were $78 million to $1.7 billion and $829 million $12.2 billion respectively, as of May 30, 2009, and are expected to change frequently. Furthermore,we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances,we will not engage in extensive foreign currency hedging.

We invest principally in common stocks of small-and medium-capitalization companies that we believe are underpriced yet have attractive growth prospects. Our analysis is based on the determination of a company's "private market value,"which is the price an investor would be willing to pay for the entire company. We determine a company's private market value based upon several different types of analysis. We carry out a fundamental analysis of a company's cash flows, asset valuations, competitive factors, and other industry specific factors. We also gauge the company's management strength, financial health, and growth potential in determining a company's private market value. We place an emphasis on company management, even meeting with management in certain situations. Finally, we focus on the long-term strategic direction of the company. We then compare the private market value as determined by these factors to the company's public market capitalization, and invest in the securities of those companies where we believe there is a significant gap between the two.

We may sell an investment when its price no longer compares favorably with the company's private market value. In addition,we may choose to sell an investment where the fundamentals deteriorate or the strategy of the management or the management itself changes.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year
Administrator Class (Incepted on July 30, 2010)1

Highest Quarter: 4th Quarter 2001	+22.50%
Lowest Quarter: 4th Quarter 2008	--25.75%
Year-to-date total return as of 6/30/2010 is +0.55%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	7/30/2010	33.30%	4.23%	3.79%
Administrator Class (after taxes on distributions)	7/30/2010	33.22%	2.25%	2.68%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	21.64%	3.29%	3.09%
Russell 2500 Index (reflects no deduction for fees, expenses, or taxes)		34.39%	1.58%	4.91%
1.	Performance shown for the Administrator Class shares prior to their inception reflects the performance of the Fund's Class A shares. The Class A annual returns are substantially similar to what the Administrator Class annual returns would be because the Class A and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown includes the higher expenses applicable to the Fund's Class A shares. If these expenses had not been included, returns would be higher.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Investment Adviser	Investment Sub-adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Fargo Capital Management, Incorporated	Ann M. Miletti, Portfolio Manager/2005

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page 8 of the Prospectus.

Growth Opportunities Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.66%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.42%
Fee Waivers	0.26%
Total Annual Fund Operating Expenses After Fee Waiver[1], [2]	1.16%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.15% for Administrator Class. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Administrator Class
1 Year	$118
3 Years	$368
5 Years	$698
10 Years	$1,631

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities of small- and medium-capitalization companies that we believe have above-average growth potential. We define small- and medium-capitalization companies as those with market capitalizations, at the time of purchase, within the range of the Russell 2500® Index. The market capitalization range of the Russell 2500 Index® was $13 million to $11 billion, as of December 31, 2009, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

We focus our investment strategy on identifying and investing in rapidly growing small capitalization companies that are in an early or transitional stage of their development and medium-capitalization companies that we believe continue to provide consistent growth potential. We build the Fund's portfolio from the bottom-up selecting companies that we consider to have successful business plans. We seek high growth, favorably valued securities and have a bias for growth companies with reasonable valuation. We maintain a disciplined approach to monitoring the valuation characteristics of the portfolio. We use a variety of criteria specific to a given portfolio security to determine when we may potentially sell such security so that we avoid reacting to pressure caused by volatility in the broad small and mid cap market. Such criteria may include a security reaching our target price, (potentially as a result of an expansion of the price-earnings multiple or a change in our earnings estimate), the availability of a more favorable investment opportunity, or a drop in the price of a security below cost (after adjustment for major market declines).

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year
Administrator Class (Incepted on July 30, 2010)1

Highest Quarter: 2nd Quarter 2009	+16.65%
Lowest Quarter: 4th Quarter 2008	-23.25%
Year-to-date total return as of 6/30/2010 is -6.51%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	Performance Since 10/11/2005
Administrator Class (before taxes)	7/30/2010	38.32%	N/A	5.63%
Administrator Class (after taxes on distributions)	7/30/2010	38.32%	N/A	4.96%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	24.91%	N/A	4.59%
Russell 2500 Growth Index (reflects no deduction for fees, expenses, or taxes)		41.66%	N/A	2.42%
1.	Performance shown for the Administrator Class shares prior to its inception reflects the performance of the Fund's Institutional Class shares. The Institutional Class annual returns are substantially similar to what the Administrator Class annual returns would be because the Institutional Class and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown has not been adjusted to include the higher expenses applicable to the Administrator Class shares. If the expenses of the Administrator Class were included, returns would be lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Investment Adviser	Investment Sub-adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Jerome "Cam" Philpott, CFA, Portfolio Manager/2010
Stuart Roberts, Portfolio Manager/2010

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Transaction Policies

Administrator Class shares are offered for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Administrator Class: $1 million (certain eligible investors may not be subject to a minimum initial investment)

Minimum Additional Investment
Administrator Class: None

Opening an Account
Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

Key Fund Information

This Prospectus contains information about certain Funds within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective, Principal Investments and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

  what the Fund is trying to achieve;

    how we intend to invest your money; and

      what makes the Fund different from the other Funds offered in this Prospectus.

      This section also provides a summary of each Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes.

      Principal Risk Factors

      This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

      Common Stock Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Investment Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Ann M. Miletti
Fund Inception	December 29, 1989
Administrator Class	Ticker: SCSDX	Fund Number: 3753

      Investment Objective

      The Fund seeks long-term capital appreciation.

      Principal Investments

      Under normal circumstances, we invest:

        at least 80% of the Fund's net assets in equity securities of small-capitalization companies.

          up to 25% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

          Principal Investment Strategies

          We invest principally in common stocks of small-and medium-capitalization foreign and domestic companies, which we define as those with market capitalizations falling within the ranges of the Russell 2000® Index and the Russell Midcap® Index. The ranges of the Russell 2000® Index and the Russell Midcap® Index were $78 million to $1.7 billion and $829 million to $12.2 billion respectively, as of May 30, 2009, and are expected to change frequently. Furthermore,we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances,we will not engage in extensive foreign currency hedging.

          We invest principally in common stocks of small-and medium-capitalization companies that we believe are underpriced yet have attractive growth prospects. Our analysis is based on the determination of a company's "private market value,"which is the price an investor would be willing to pay for the entire company. We determine a company's private market value based upon several different types of analysis.We carry out a fundamental analysis of a company's cash flows, asset valuations, competitive factors, and other industry specific factors. We also gauge the company's management strength, financial health, and growth potential in determining a company's private market value. We place an emphasis on company management, even meeting with management in certain situations. Finally, we focus on the long-term strategic direction of the company. We then compare the private market value as determined by these factors to the company's public market capitalization, and invest in the securities of those companies where we believe there is a significant gap between the two.

          We may sell an investment when its price no longer compares favorably with the company's private market value. In addition,we may choose to sell an investment where the fundamentals deteriorate or the strategy of the management or the management itself changes.

          The Fund may hold some of its assets in cash or in money market instruments, including U.S.Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

          Principal Risk Factors

          The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Derivatives Risk Foreign Currency Transaction Risk Foreign Investment Risk Issuer Risk Leverage Risk	Liquidity Risk Management Risk Market Risk Regulatory Risk Smaller Company Securities Risk

          These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

          Growth Opportunities Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Investment Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Jerome "Cam" Philpott, CFA Stuart Roberts
Fund Inception	October 11, 2005
Administrator Class	Ticker: ESMDX	Fund Number: 3754

          Investment Objective

          The Fund seeks long-term capital appreciation.

          Principal Investments

          Under normal circumstances, we invest:

            at least 80% of the Fund's total assets in equity securities of small- and medium-capitalization companies.

            Principal Investment Strategies

            We invest in equity securities of small- and medium-capitalization companies that we believe have above-average growth potential. We define small- and medium-capitalization companies as those with market capitalizations, at the time of purchase, within the range of the Russell 2500® Index. The market capitalization range of the Russell 2500 Index® was $13 million to $11 billion, as of December 31, 2009, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

            We focus our investment strategy on identifying and investing in rapidly growing small capitalization companies that are in an early or transitional stage of their development and medium-capitalization companies that we believe continue to provide consistent growth potential. We build the Fund's portfolio from the bottom-up selecting companies that we consider to have successful business plans. We seek high growth, favorably valued securities and have a bias for growth companies with reasonable valuation. We maintain a disciplined approach to monitoring the valuation characteristics of the portfolio. We use a variety of criteria specific to a given portfolio security to determine when we may potentially sell such security so that we avoid reacting to pressure caused by volatility in the broad small and mid cap market. Such criteria may include a security reaching our target price, (potentially as a result of an expansion of the price-earnings multiple or a change in our earnings estimate), the availability of a more favorable investment opportunity, or a drop in the price of a security below cost (after adjustment for major market declines).

            The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so.During these periods, the Fund may not achieve its objective.

            Principal Risk Factors

            The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Derivatives Risk Growth Style Investment Risk Issuer Risk Leverage Risk	Liquidity Risk Management Risk Market Risk Regulatory Risk Smaller Company Securities Risk

            These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

            Description of Principal Investment Risks

            Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

            Counter-Party Risk
            When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

            Derivatives Risk
            The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Certain derivative positions may be difficult to close out when a Fund's portfolio manager may believe it would be appropriate to do so. Certain derivative positions, e.g., over-the-counter swaps, are subject to counterparty risk.

            Foreign Currency Transaction Risk
             Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. To manage this risk, a Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to hedge against a decline in the U.S. dollar value of a security it already owns or against an increase in the value of an asset it expects to purchase. Use of hedging techniques cannot protect against exchange rate risk perfectly. If a Fund's investment advisor is incorrect in its judgment of future exchange rate relationships, a Fund could be in a less advantageous position than if such a hedge had not been established. Losses on foreign currency transactions used for hedging purposes may be reduced by gains on the assets that are the subject of a hedge. A Fund may also purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies in which a Fund's holdings are denominated. Losses on such transactions may not be reduced by gains from other Fund assets. A Fund's gains from its positions in foreign currencies may accelerate and/or recharacterize the Fund's income or gains and its distributions to shareholders. The Fund's losses from such positions may also recharacterize the Fund's income and its distributions to shareholders and may cause a return of capital to Fund shareholders.

            Foreign Investment Risk
            Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

            Growth Style Investment Risk
            Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

            Issuer Risk
            The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

            Leverage Risk
            Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

            Liquidity Risk
            A security may not be able to be sold at the time desired or without adversely affecting the price.

            Management Risk
            We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

            Market Risk
            The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

            Regulatory Risk
            Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

            Smaller Company Securities Risk
            Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

            Value Style Investment Risk
            Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

            Portfolio Holdings Information

            A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

            Organization and Management of the Funds

            About Wells Fargo Funds Trust

            The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

            The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, other service providers may be changed by the Board without shareholder approval.

            The Investment Adviser

            Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for the Fund is available in the Fund's semi-annual report for the fiscal half-year ended April 30, 2010.

            For the Fund's most recent fiscal year end, the advisory fee paid to Funds Management was as follows:

Advisory Fees Paid
As a % of average daily net assets
Common Stock Fund	0.56%
Growth Opportunities Fund	0.23%[1]
1.	Reflects the advisory fee paid to Evergreen Investment Management Company, LLC, the investment adviser to the Fund's predecessor.

            Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

            For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve gains or outperformance.

            Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator and principal underwriter.

            These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

            The Sub-Adviser and Portfolio Managers

            The following sub-adviser and portfolio managers perform day-to-day investment management activities for the Funds. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

            Wells Capital Management Incorporated ("Wells Capital"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, located at 525 Market Street, San Francisco, California 94105, is the sub-adviser for the Funds. Wells Capital is responsible for the day-to-day investment management activities of the Funds. Wells Capital is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

Ann M. Milletti Common Stock Fund

            As Lead Portfolio Manager for the Common Stock Fund, Ms. Miletti is responsible for managing the Fund, with principal responsibility for the day-to-day management and decision making for Fund. She had previously jointly managed the Common Stock Fund, as co-portfolio manager with Richard T. Weiss from 2001 until 2008. Ms. Miletti joined Wells Capital Management in 2005 as a portfolio manager. Prior to joining Wells Capital Management, she was with Strong Capital Management, Inc. since 1991. From August 1998 to September 2001, Ms. Miletti was an associate manager of equity accounts. Education: B.S., Education, University of Wisconsin - Milwaukee.

Jerome "Cam" Philpott, CFA Growth Opportunities Fund

            Mr. Philpott is responsible for managing the Growth Opportunities Fund which he has managed since 2010. He joined Wells Capital Management in 2003 as a portfolio manager. Prior to joining Wells Capital Management, Mr. Philpott was a portfolio manager with Montgomery Asset Management ("Montgomery"), which he joined in 1991 as an analyst for the Small Cap Equity team. Prior to joining Montgomery, Mr. Philpott served as a securities analyst with Boettcher Company and a general securities analyst at Berger Associates, Inc., an investment management firm. Mr. Philpott earned his M.B.A. degree from the Darden School at the University of Virginia and his B.A. degree in Economics from Washington and Lee University.

Stuart Roberts Growth Opportunities Fund

            Mr. Roberts is responsible for managing the Growth Opportunities Fund which he has managed since 2010. He joined Wells Capital Management in 2003 as a portfolio manager. Prior to joining Wells Capital Management, Mr. Roberts was a senior portfolio manager with Montgomery for the Small Cap Growth Fund since its inception in 1990. Prior to joining Montgomery, Mr. Roberts was vice president and portfolio manager at Founders Asset Management, where he was responsible for three separate growth-oriented small-cap mutual funds. He earned his M.B.A. degree from the University of Colorado and a B.A. degree in Economics from Bowdoin College.

            Dormant Multi-Manager Arrangement

            The Board has adopted a "multi-manager" arrangement for the Funds. Under this arrangement, each Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

            Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

            Compensation to Dealers and Shareholders Servicing Agents

            Shareholder Servicing Plan
            The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services for each Class of the Fund. For these services, each Class pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

            Additional Payments to Dealers
             In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

            In return for these Additional Payments, the Funds' adviser and distributor expect the Funds to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

            Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

            The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

            The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Funds' distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

            More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

            Pricing Fund Shares

            The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

            With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

            With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

            We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

            In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

            How to Buy Shares

            Administrator Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds. Specific eligibility requirements that apply to these entities include:

              Employee benefit plan programs that have at least $10 million in plan assets;

              Broker-dealer managed account or wrap programs that charge an asset-based fee;

              Registered investment adviser mutual fund wrap programs that charge an asset-based fee;

              Internal Revenue Code Section 529 college savings plan accounts;

              Fund of Funds including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM);

              Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;

              Institutions who invest a minimum initial amount of $1 million in a Fund; and

                Under certain circumstances and for certain groups as detailed in the Funds' Statement of Additional Information.

Institutions Purchasing Shares Directly	Opening an Account	Adding to an Account
By Telephone or Internet

                A new account may not be opened by telephone or internet unless the institution has another Wells Fargo Advantage Fund account. If the institution does not currently have an account, contact your investment representative.

                To buy additional shares or to buy
                shares in a new Fund:

                  Call Investor Services at 1-800-222-8222 or

                  Call 1-800-368-7550 for the automated phone system or

                  Visit our Web site at www.wellsfargo.com/ advantagefunds

By Wire

                    Complete and sign the Institutional Class account application.

                    Call Investor Services at 1-800-222-8222 for faxing instructions.

                    Use the following wiring instructions: State Street Bank & Trust Boston, MA Bank Routing Number: ABA 011000028 Wire Purchase Account: 9905-437-1 Attention: Wells Fargo Advantage Funds (Name of Fund, Account Number) Account Name: Provide your name as registered on the Fund account.

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

                    Special Considerations When Investing Through Financial Intermediaries:
                     If a financial intermediary purchases Administrator Class shares on your behalf, you should understand the following:

                      Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

                      Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for Administrator Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers'beneficial ownership of the shares.

                      Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

                      Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

                        U.S. Dollars Only. All payment must be made in U.S. dollars and all checks must be drawn on U.S. banks.

                        Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

                          Earnings Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

                          How to Sell Shares

                          Administrator Class shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

Institutions Selling Shares Directly	To Sell Some or All of Your Shares
By Telephone / Electronic Funds Transfer (EFT)

                            To speak with an investor services representative call 1-800-222-8222 or use the automated phone system at 1-800-368-7550.

                            Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

                              Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

                                Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.

                                Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

By Wire

                                  To arrange for a Federal Funds wire, call 1-800-222-8222.

                                    Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

                                      Redemption proceeds are usually wired to the financial intermediary the following business day.

By Internet	Visit our Web site at www.wellsfargo.com/advantagefunds.
Through Your Investment Representative	Contact your investment representative.

                                      General Notes for Selling Shares

                                        Proper Form. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.

                                        Earnings Distributions. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.

                                        Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through Electronic Funds Transfer, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

                                        Redemption in Kind. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the Investment Company Act of 1940, and the rules thereunder. The redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received.

                                          Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

                                          How to Exchange Shares

                                          Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

                                            In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

                                            An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

                                            You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

                                            Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

                                            If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

                                            Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

                                            Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

                                            Frequent Purchases and Redemptions of Fund Shares

                                            The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

                                            Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

                                            The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be "blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

                                              Money market funds;

                                                Ultra short funds (includes Adjustable Rate Government Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund);

                                                  Purchases of shares through dividend reinvestments;

                                                    Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

                                                      Rebalancing transactions within certain asset allocation or "wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

                                                        Transactions initiated by a registered "fund of funds" or Section 529 Plan into an underlying fund investment;

                                                          Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

                                                            Purchases below $5,000 (including purchases that are part of an exchange transaction).

                                                            In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliates that are used exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

                                                            A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

                                                            Account Policies

                                                            Advance Notice of Large Transactions
                                                             We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

                                                            Householding
                                                             To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

                                                            Retirement Accounts
                                                             We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

                                                              Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

                                                                Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

                                                                There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

                                                                Small Account Redemptions
                                                                 We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so,we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

                                                                Statements and Confirmations
                                                                 Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

                                                                Electronic Delivery of Fund Documents
                                                                 You may elect to receive your Fund's prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Fund's Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

                                                                To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Fund's Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

                                                                Statement Inquiries
                                                                 Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

                                                                Transaction Authorizations
                                                                 Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

                                                                USA PATRIOT Act
                                                                 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

                                                                Distributions

                                                                The Funds generally make distributions of any net investment income monthly and any realized net capital gains at least annually. Please contact your institution for distribution options. Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

                                                                Taxes

                                                                The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting a Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

                                                                We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

                                                                Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

                                                                An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax, as long as certain holding period requirements are met. These reduced rates of tax will expire after December 31, 2010. Maximum long-term capital gain income tax rates are scheduled to rise to 20% in 2011, 18% for assets held more than 5 years. Due to recent legislation, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

                                                                Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

                                                                If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Fund has built up, or have the potential to build up, high levels of unrealized appreciation.

                                                                Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

                                                                In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

                                                                Additional Performance Information

                                                                This section contains additional information regarding performance of the Funds. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries. The sub-section below titled "Share Class Performance" provides history for specified share classes of certain Funds.

                                                                Index Descriptions
                                                                The "Average Annual Total Returns" table in each Fund's Fund Summary compares the Fund's returns with those of at least one broad-based market index. Below are descriptions of each such index. You cannot invest directly in an index.

Russell 2000® Growth Index	The Russell 2000® Growth Index measures the performance of those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2500TM Growth Index	The Russell 2500TM Growth Index measures the performance of those Russell 2500TM companies with higher price-to-book ratios and higher forecasted growth values.

                                                                Share Class Performance
                                                                 The performance history of share classes of certain Funds is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summaries. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of an applicable Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

                                                                  Common Stock Fund - The inception date of the Administrator Class shares was July 30, 2010. Performance shown for the Administrator Class shares prior to their inception reflects the performance of the Fund's Class A shares. The Class A annual returns are substantially similar to what the Administrator Class annual returns would be because the Class A and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown includes the higher expenses applicable to the Fund's Class A shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Class A shares prior to their inception on November 30, 2000 reflects the performance of the Investor Class shares, adjusted to reflect Class A expenses.

                                                                    Growth Opportunities Fund - The inception date of the Administrator Class shares was July 30, 2010. Performance shown for the Administrator Class shares prior to their inception reflects the performance of the Fund's Institutional Class shares. The Institutional Class annual returns are substantially similar to what the Administrator Class annual returns would be because the Institutional Class and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown has not been adjusted to include the higher expenses applicable to the Administrator Class shares. If the expenses of the Administrator Class were included, returns would be lower. Historical performance shown for the Institutional Class of the Fund prior to July 16, 2010 is based on the performance of the Fund's predecessor, Evergreen Small-Mid Growth Fund.

                                                                    A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. Each Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

                                                                    Financial Highlights

                                                                    Because Administrator Class shares of the Funds did not exist prior to July 30, 2010, financial highlights are not available for this class of the Funds.

                                                                    FOR MORE INFORMATION

                                                                    More information on a Fund is available free upon request, including the following documents:

                                                                    Statement of Additional Information (SAI)
                                                                    Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

                                                                    Annual/Semi-Annual Reports
                                                                    Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

                                                                    To obtain copies of the above documents or for more information about
                                                                    Wells Fargo Advantage Funds, contact us:

                                                                    By telephone:
                                                                    Individual Investors: 1-800-222-8222
                                                                    Retail Investment Professionals: 1-888-877-9275
                                                                    Institutional Investment Professionals: 1-866-765-0778

                                                                    By e-mail: wfaf@wellsfargo.com

                                                                    By mail:
                                                                    Wells Fargo Advantage Funds
                                                                    P.O. Box 8266
                                                                    Boston, MA 02266-8266

                                                                    On the Internet:
                                                                    www.wellsfargo.com/advantagefunds

                                                                    From the SEC:
                                                                    Visit the SEC's Public Reference Room in Washington,
                                                                    DC (phone 1-202-551-8090 for operational information for the SEC's Public Reference Room) or the SEC's Internet site at www.sec.gov.

                                                                    To obtain information for a fee, write or email:
                                                                    SEC's Public Reference Section
                                                                    100 "F" Street, NE
                                                                    Washington, DC 20549-0102
                                                                    publicinfo@sec.gov

© 2010 Wells-Fargo Funds Management, LLC. All rights reserved	www.wellsfargo.com/advantagefunds	E70SCAM/P203E 07-10 ICA Reg. No. 811-09253

                                                                    Prospectus

                                                                    July 30, 2010

                                                                    Class C

                                                                    Wells Fargo Advantage Funds® - Small and Mid Cap Stock Funds

Growth Opportunities Fund
Class C - ESMOX

                                                                    These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                                                    Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

                                                                    Fund Summary

                                                                    A summary of information about the Fund, including: investment objective, fees and expenses, portfolio turnover, principal investment strategies, principal risks, performance history, management of the Fund, transaction policies and tax information.

                                                                    The Fund

                                                                    Information about the Fund you should know before investing, including: investment objective, principal investments, principal investment strategies and principal risks.

                                                                    Organization and Management of the Fund

                                                                    Information about the Fund's organization and the companies managing your money.

                                                                    Your Account

                                                                    Information about how Fund shares are priced and how to buy, sell and exchange Fund shares.

                                                                    Other information

                                                                    Information about distributions, taxes and financial highlights.

                                                                    Growth Opportunities Fund Summary

                                                                    Investment Objective

                                                                    The Fund seeks long-term capital appreciation.

                                                                    Fees and Expenses

                                                                    These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class C
Management Fees	0.75%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.82%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.33%
Fee Waivers	0.35%
Total Annual Fund Operating Expenses After Fee Waiver[1], [2]	1.98%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.97% for Class C. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                    Example of Expenses

                                                                    The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period	Assuming No Redemption
After:	Class C	Class C
1 Year	$301	$201
3 Years	$621	$621
5 Years	$1,145	$1,145
10 Years	$2,580	$2,580

                                                                    Portfolio Turnover

                                                                    The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69% of the average value of its portfolio.

                                                                    Principal Investment Strategies

                                                                    Under normal circumstances, we invest at least 80% of the Fund's total assets in equity securities of small- and medium-capitalization companies that we believe have above-average growth potential. We define small- and medium-capitalization companies as those with market capitalizations, at the time of purchase, within the range of the Russell 2500® Index. The market capitalization range of the Russell 2500 Index® was $13 million to $11 billion, as of December 31, 2009, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

                                                                    We focus our investment strategy on identifying and investing in rapidly growing small capitalization companies that are in an early or transitional stage of their development and medium-capitalization companies that we believe continue to provide consistent growth potential. We build the Fund's portfolio from the bottom-up selecting companies that we consider to have successful business plans. We seek high growth, favorably valued securities and have a bias for growth companies with reasonable valuation. We maintain a disciplined approach to monitoring the valuation characteristics of the portfolio. We use a variety of criteria specific to a given portfolio security to determine when we may potentially sell such security so that we avoid reacting to pressure caused by volatility in the broad small and mid cap market. Such criteria may include a security reaching our target price, (potentially as a result of an expansion of the price-earnings multiple or a change in our earnings estimate), the availability of a more favorable investment opportunity, or a drop in the price of a security below cost (after adjustment for major market declines).

                                                                    Principal Investment Risks

                                                                    Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                                                                    Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

                                                                    Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

                                                                    Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                    Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

                                                                    Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                    Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                    Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                    Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                    Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

                                                                    Performance

                                                                    The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

                                                                    Calendar Year Total Returns as of 12/31 each year
                                                                    Class C (Incepted as of July 30, 2010)1

Highest Quarter: 2nd Quarter 2009	+16.50%
Lowest Quarter: 4th Quarter 2008	-23.21%
Year-to-date total return as of 6/30/2010 is -6.66%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	Performance Since 10/11/2005
Class C (before taxes)	7/30/2010	29.87%	N/A	3.90%
Class C (after taxes on distributions)	7/30/2010	29.87%	N/A	3.25%
Class C (after taxes on distributions and the sale of Fund Shares)	7/30/2010	19.42%	N/A	3.10%
Russell 2500 Growth Index (reflects no deduction for fees, expenses, or taxes)		41.66%	N/A	2.42%
1.	Performance shown for the Class C shares prior to their inception reflects the performance of the Fund's Class A shares. The Class A annual returns are substantially similar to what the Class C annual returns would be because the Class A and Class C shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown has not been adjusted to include the higher expenses applicable to the Class C shares. If the expenses of the Class C shares were included, returns would be lower.

                                                                    After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

                                                                    Fund Management

Investment Adviser	Investment Sub-adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Jerome "Cam" Philpott, CFA, Portfolio Manager/2010
Stuart Roberts, Portfolio Manager/2010

                                                                    Summary of Important Information Regarding Purchase and Sale of Fund Shares

                                                                    Transaction Policies

Buying Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Class C: $1,000 Minimum Additional Investment Class C: $100 See How to Buy Shares beginning on page 26 of the Prospectus	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston,MA 02266-8266 Internet: www.wellsfargo.com/ advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

                                                                    In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

                                                                    Tax Information

                                                                    Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

                                                                    Payments to Broker-Dealers and Other Financial Intermediaries

                                                                    If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                    The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

                                                                    The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

                                                                    Key Fund Information

                                                                    This Prospectus contains information about the Fund within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

                                                                    In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio manager. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

                                                                    Investment Objective, Principal Investments and Principal Investment Strategies

                                                                    The investment objective of the Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

                                                                      what the Fund is trying to achieve; and

                                                                        how we intend to invest your money.

                                                                        This section also provides a summary of the Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes.

                                                                        Principal Risk Factors

                                                                        This section lists the principal risk factors for the Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in the Fund.

                                                                        Growth Opportunities Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Investment Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Jerome "Cam" Philpott, CFA Stuart Roberts
Fund Inception	October 11, 2005
Class C	Ticker: ESMOX	Fund Number: 3550

                                                                        Investment Objective

                                                                        The Fund seeks long-term capital appreciation.

                                                                        Principal Investments

                                                                        Under normal circumstances, we invest:

                                                                          at least 80% of the Fund's total assets in equity securities of small- and medium-capitalization companies.

                                                                          Principal Investment Strategies

                                                                          We invest in equity securities of small- and medium-capitalization companies that we believe have above-average growth potential. We define small- and medium-capitalization companies as those with market capitalizations, at the time of purchase, within the range of the Russell 2500® Index. The market capitalization range of the Russell 2500 Index® was $13 million to $11 billion, as of December 31, 2009, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

                                                                          We focus our investment strategy on identifying and investing in rapidly growing small capitalization companies that are in an early or transitional stage of their development and medium-capitalization companies that we believe continue to provide consistent growth potential. We build the Fund's portfolio from the bottom-up selecting companies that we consider to have successful business plans. We seek high growth, favorably valued securities and have a bias for growth companies with reasonable valuation. We maintain a disciplined approach to monitoring the valuation characteristics of the portfolio. We use a variety of criteria specific to a given portfolio security to determine when we may potentially sell such security so that we avoid reacting to pressure caused by volatility in the broad small and mid cap market. Such criteria may include a security reaching our target price, (potentially as a result of an expansion of the price-earnings multiple or a change in our earnings estimate), the availability of a more favorable investment opportunity, or a drop in the price of a security below cost (after adjustment for major market declines).

                                                                          The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so.During these periods, the Fund may not achieve its objective.

                                                                          Principal Risk Factors

                                                                          The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Derivatives Risk Growth Style Investment Risk Issuer Risk Leverage Risk	Liquidity Risk Management Risk Market Risk Regulatory Risk Smaller Company Securities Risk

                                                                          These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                                          Description of Principal Investment Risks

                                                                          Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

                                                                          Counter-Party Risk
                                                                          When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

                                                                          Derivatives Risk
                                                                          The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Certain derivative positions may be difficult to close out when a Fund's portfolio manager may believe it would be appropriate to do so. Certain derivative positions, e.g., over-the-counter swaps, are subject to counterparty risk.

                                                                          Growth Style Investment Risk
                                                                          Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

                                                                          Issuer Risk
                                                                          The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

                                                                          Leverage Risk
                                                                          Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

                                                                          Liquidity Risk
                                                                          A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                          Management Risk
                                                                          We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

                                                                          Market Risk
                                                                          The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

                                                                          Regulatory Risk
                                                                          Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

                                                                          Smaller Company Securities Risk
                                                                          Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

                                                                          Portfolio Holdings Information

                                                                          A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

                                                                          Organization and Management of the Fund

                                                                          About Wells Fargo Funds Trust

                                                                          The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

                                                                          The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, other service providers may be changed by the Board without shareholder approval.

                                                                          The Investment Adviser

                                                                          Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank.Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption"Management Fees."

                                                                          For a Fund's most recent fiscal year end, the advisory fee paid to Evergreen Investment Management Company, LLC, the investment adviser to the Fund's predecessor, was as follows:

Advisory Fees Paid as % of Net Assets-Retail
As a % of average daily net assets
Wells Fargo Advantage Growth Opportunities Fund	0.23%

                                                                          Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

                                                                          For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve gains or outperformance.

                                                                          Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator and principal underwriter.

                                                                          These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

                                                                          The Sub-Adviser and Portfolio Managers

                                                                          The following sub-adviser and portfolio managers perform day-to-day investment management activities for the Fund. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Fund. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

                                                                          Wells Capital Management Incorporated (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Fund. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Fund. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

Jerome "Cam" Philpott, CFA Growth Opportunities Fund

                                                                          Mr. Philpott is responsible for managing the Growth Opportunities Fund which he has managed since 2010. He joined Wells Capital Management in 2003 as a portfolio manager. Prior to joining Wells Capital Management, Mr. Philpott was a portfolio manager with Montgomery Asset Management ("Montgomery"), which he joined in 1991 as an analyst for the Small Cap Equity team. Prior to joining Montgomery, Mr. Philpott served as a securities analyst with Boettcher Company and a general securities analyst at Berger Associates, Inc., an investment management firm. Mr. Philpott earned his M.B.A. degree from the Darden School at the University of Virginia and his B.A. degree in Economics from Washington and Lee University.

Stuart Roberts Growth Opportunities Fund

                                                                          Mr. Roberts is responsible for managing the Growth Opportunities Fund which he has managed since 2010. He joined Wells Capital Management in 2003 as a portfolio manager. Prior to joining Wells Capital Management, Mr. Roberts was a senior portfolio manager with Montgomery for the Small Cap Growth Fund since its inception in 1990. Prior to joining Montgomery, Mr. Roberts was vice president and portfolio manager at Founders Asset Management, where he was responsible for three separate growth-oriented small-cap mutual funds. He earned his M.B.A. degree from the University of Colorado and a B.A. degree in Economics from Bowdoin College.

                                                                          Dormant Multi-Manager Arrangement

                                                                          The Board has adopted a "multi-manager" arrangement for the Funds. Under this arrangement, each Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

                                                                          Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

                                                                          A Choice of Share Classes

                                                                          The table below summarizes the features of the Class C shares available through this Prospectus. Specific Fund charges may vary, so you should review the Fund's fee table as well as the sales charge schedules that follow. Finally, you should review the "Reductions and Waivers of Sales Charges" section of the Prospectus before making your decision as to which share class to buy.

Class C
Initial Sales Charge	None. Your entire investment goes to work immediately.
Contingent deferred sales charge (CDSC)	1% if shares are sold within one year after purchase.
Ongoing distribution (12b-1) fees	0.75%
Purchase maximum	$1,000,000
Annual Expenses	Higher ongoing expenses than Class A because of higher 12b-1 fees.
Conversion feature	No. Does not convert to Class A shares, so annual expenses do not decrease.

                                                                          Information regarding the Funds' sales charges, breakpoints, and waivers is available free of charge on our Web site at www.wellsfargo.com/advantagefunds. You may wish to discuss this choice with your financial consultant.

                                                                          Class C Shares Sales Charges

                                                                          If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%. At the time of purchase, the Fund's distributor pays sales commissions of up to 1.00% of the purchase price to selling agents and up to 1.00% annually thereafter. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. For Class C shares received in a reorganization, your date of purchase is the original purchase date of your predecessor Fund. To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). Class C shares do not convert to Class A shares, and therefore continue to pay higher ongoing expenses.

                                                                          Reductions and Waivers of Sales Charges

                                                                          You should consider whether you are eligible for any of the potential reductions or waivers when you are deciding which share class to buy. Consult the Statement of Additional Information for further details regarding reductions and waivers of sales charges.

                                                                          Class C Shares Sales Charge Reductions and Waivers
                                                                           You can pay a lower or no sales charge for the following types of purchases. If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction or waiver and to provide appropriate proof of eligibility.

                                                                            You pay no sales charges on Fund shares you buy with reinvested distributions.

                                                                              Rights of Accumulation (ROA) allow you to combine Class A and Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned (excluding Wells Fargo Advantage money market fund shares, unless you notify us that you previously paid a sales load on these assets) in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A or WealthBuilder Portfolio shares. The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned and adding the dollar amount of your current purchase.

                                                                              Accounts That Can Be Aggregated
                                                                               You may aggregate the following types of accounts indicated below to qualify for a volume discount:

Can this type of account be aggregated?	Yes	No
Individual accounts	X
Joint accounts	X
UGMA/UTMA accounts	X
Trust accounts over which the shareholder has individual or shared authority	X
Solely owned business accounts	X
Retirement Plans
Traditional and Roth IRAs	X
SEP IRAs	X
SIMPLE IRAs that use the Wells Fargo Advantage Funds prototype agreement[1]		X
SIMPLE IRAs that do not use the Wells Fargo Advantage Funds prototype agreement	X
403(b) Plan accounts[2]	X
401(k) Plan accounts		X
Other Accounts
529 Plan accounts[1]		X
Accounts held through other brokerage firms		X
1.	These accounts may be aggregated at the plan level for purposes of establishing eligibility for volume discounts. When plan assets in Fund Class A, Class B, Class C and WealthBuilder Portfolio shares (excluding Wells Fargo Advantage money market fund shares) reach a breakpoint, all plan participants benefit from the reduced sales charge. Participant accounts will not be aggregated with personal accounts.
2.	Effective January 1, 2009, Wells Fargo Advantage Funds will no longer offer new or accept purchases in existing 403(b) accounts utilizing the Wells Fargo Advantage Funds prototype agreement.

                                                                              Based on the above chart, if you believe that you own Fund shares in one or more accounts that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase specifically identify those shares to your selling agent or shareholder servicing agent. For an account to qualify for a volume discount, it must be registered in the name of, or held for, the shareholder, his or her spouse or domestic partner, as recognized by applicable state law, or his or her children under the age of 21. Class A shares purchased at NAV will not be aggregated with other Fund shares for purposes of receiving a volume discount.

                                                                              CDSC Waivers

                                                                                You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions.

                                                                                  We waive the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t)(2) withdrawal schedule) or mandatory (withdrawals generally made after age 70½ according to Internal Revenue Service (IRS) guidelines) distributions from traditional IRAs and certain other retirement plans. (See your retirement plan information for details.)

                                                                                    We waive the CDSC for redemptions made in the event of the last surviving shareholder's death or for a disability suffered after purchasing shares. ("Disabled" is defined in Internal Revenue Code Section 72(m)(7).)

                                                                                      We waive the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger or effect a Fund liquidation.

                                                                                        We waive the Class C shares CDSC if the dealer of record waived its commission.

                                                                                          We waive the Class C shares CDSC where a Fund did not pay a sales commission at the time of purchase.

                                                                                          We also reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account. Those terms and conditions may supercede the terms and conditions discussed here. Contact your selling agent for further information.

                                                                                          Compensation to Dealers and Shareholders Servicing Agents

                                                                                          Distribution Plan
                                                                                           The Fund has adopted a Distribution Plan (12b-1 Plan) pursuant to Rule 12b-1 under the 1940 Act for the Class C shares. The 12b-1 Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services or other activities including ongoing compensation to selling agents. The 12b-1 Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the 12b-1 Plan. Class C shares of the Fund pay 0.75% under this 12b-1 Plan.

                                                                                          These fees are paid out of each Class's assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than other types of sales charges.

                                                                                          Shareholder Servicing Plan
                                                                                          The Fund has a shareholder servicing plan. Under this plan, the Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services for each class of the Fund. For these services, each Class pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

                                                                                          Additional Payments to Dealers
                                                                                           In addition to dealer reallowances and payments made by the Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

                                                                                          In return for these Additional Payments, the Fund's adviser and distributor expect the Fund to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

                                                                                          Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

                                                                                          The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

                                                                                          The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Funds' distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

                                                                                          More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

                                                                                          Pricing Fund Shares

                                                                                          The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                                                                                          With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

                                                                                          With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

                                                                                          We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

                                                                                          In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

                                                                                          How to Open an Account

                                                                                          You can open a Wells Fargo Advantage Funds account through any of the following means:

                                                                                            directly with the Fund. Complete a Wells Fargo Advantage Funds application, which you may obtain by visiting our Web site at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;

                                                                                              through a brokerage account with an approved selling agent; or

                                                                                                through certain retirement, benefit and pension plans or certain packaged investment products. (Please contact the providers of the plan or product for instructions.)

                                                                                                How to Buy Shares

                                                                                                This section explains how you can buy shares directly from Wells Fargo Advantage Funds. If you're opening a new account, an account application is available on-line at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

Minimum Investments	Initial Purchase	Subsequent Purchases
Regular accounts IRAs, IRA rollovers, Roth IRAs UGMA/UTMA accounts Employer Sponsored Retirement Plans	$1,000 $250 $50 no minimum	$100 $100 $50 no minimum
Buying Shares	Opening an Account	Adding to an Account
By Internet

                                                                                                A new account may not be opened by Internet unless you have another Wells Fargo Advantage Fund account with your bank information on file. If you do not currently have an account, refer to the section on buying shares by mail or wire.

                                                                                                  To buy additional shares or buy shares of a new Fund, visit www.wellsfargo.com/ advantagefunds.

                                                                                                    Subsequent online purchases have a minimum of $100 and a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.

By Mail

                                                                                                      Complete and sign your account application.

                                                                                                      Mail the application with your check made payable to the Fund to Investor Services at:

                                                                                                      Regular Mail
                                                                                                      Wells Fargo Advantage Funds
                                                                                                      P.O. Box 8266
                                                                                                      Boston, MA 02266-8266

                                                                                                      Overnight Only
                                                                                                      Wells Fargo Advantage Funds
                                                                                                      c/o Boston Financial Data Services
                                                                                                      30 Dan Road
                                                                                                      Canton, MA 02021-2809

                                                                                                        Enclose a voided check (for checking accounts) or a deposit slip (savings accounts). Alternatively, include a note with your name, the Fund name, and your account number.

                                                                                                          Mail the deposit slip or note with your check made payable to the Fund to the address on the left.

By Telephone

                                                                                                          A new account may not be opened by telephone unless you have another Wells Fargo Advantage Fund account with your bank information on file. If you do not currently have an account, refer to the section on buying shares by mail or wire.

To buy additional shares or to buy shares of a new Fund call: Investor Services at 1-800-222-8222 or 1-800-368-7550 for the automated phone system.
By Wire

                                                                                                            Complete, sign and mail your account application (refer to the section on buying shares by mail)

                                                                                                              Provide the following instructions to your financial institution:

                                                                                                              State Street Bank & Trust
                                                                                                              Boston, MA
                                                                                                              Bank Routing Number:ABA 011000028
                                                                                                              Wire Purchase Account: 9905-437-1
                                                                                                              Attention: Wells Fargo Advantage Funds
                                                                                                                                (Name of Fund, Account Number
                                                                                                                                and any applicable share class)
                                                                                                                                Account Name: Provide your
                                                                                                                                name as registered on the
                                                                                                                                Fund account

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

                                                                                                              General Notes for Buying Shares

                                                                                                                Proper Form. If the transfer agent receives your application in proper order before the close of the NYSE, your transaction will be priced at that day's NAV. If your application is received after the close of trading on the NYSE, it will be priced at the next business day's NAV. Failure to complete an account application properly may result in a delay in processing your request. You are eligible to earn distributions beginning on the business day after the transfer agent receives your application in proper form.

                                                                                                                  U.S. Dollars Only. All payments must be in U.S. dollars, and all checks must be drawn on U.S. banks.

                                                                                                                    Insufficient Funds. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid.

                                                                                                                      No Fund Named. When all or a portion of a payment is received for investment without a clear Fund designation, we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.

                                                                                                                        Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

                                                                                                                          Minimum Initial and Subsequent Investment Waivers. We allow a reduced minimum initial investment of $50 if you sign up for at least a $50 monthly automatic investment purchase plan. If you opened your account with the set minimum amount shown in the above chart, we allow reduced subsequent purchases for a minimum of $50 a month if you purchase through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

                                                                                                                          How to Sell Shares

                                                                                                                          The following section explains how you can sell shares held directly through an account with Wells Fargo Advantage Funds. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

Selling Shares	To Sell Some or All of Your Shares
By Internet

                                                                                                                          Visit our Web site at www.wellsfargo.com/advantagefunds. Redemptions requested online are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.

By Mail

                                                                                                                            Send a Letter of Instruction providing your name, account number, the Fund from which you wish to redeem and the dollar amount you wish to receive (or write"Full Redemption" to redeem your remaining account balance) to the address below.

                                                                                                                              Make sure all account owners sign the request exactly as their names appear on the account application.

                                                                                                                                A medallion guarantee may be required under certain circumstances (see"General Notes for Selling Shares").

                                                                                                                                Regular Mail
                                                                                                                                Wells Fargo Advantage Funds
                                                                                                                                P.O. Box 8266
                                                                                                                                Boston, MA 02266-8266
                                                                                                                                Overnight Only
                                                                                                                                Wells Fargo Advantage Funds
                                                                                                                                c/o Boston Financial Data Services
                                                                                                                                30 Dan Road
                                                                                                                                Canton, MA 02021-2809

By Wire

                                                                                                                                  To arrange for a Federal Funds wire, call 1-800-222-8222.

                                                                                                                                    Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

                                                                                                                                      Wire requests are sent to your bank account next business day if your request to redeem is received before the NYSE close.

                                                                                                                                        There is a $10 fee for each request.

By Telephone/ Electronic Funds Transfer (EFT)

                                                                                                                                          Call an Investor Services representative at 1-800-222-8222 or use the automated phone system 1-800-368-7550.

                                                                                                                                            Telephone privileges are automatically made available to you unless you specifically decline them on your account application or subsequently in writing.

                                                                                                                                              Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

                                                                                                                                                A check will be mailed to the address on record (if there have been no changes communicated to us within the last 15 days) or transferred to a linked bank account.

                                                                                                                                                  Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

                                                                                                                                                  Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

                                                                                                                                                    Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds.

                                                                                                                                                    Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

Through Your Investment Representative	Contact your investment representative.

                                                                                                                                                    General Notes For Selling Shares

                                                                                                                                                      Proper Form. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. If your request is not in proper form, you may have to provide us with additional documentation to redeem your shares. Requests received before the cutoff time are processed on the same business day.

                                                                                                                                                        CDSC Fees. Your redemption proceeds are net of any applicable CDSC fees.

                                                                                                                                                          Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check, by EFT into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

                                                                                                                                                            Telephone/Internet Redemptions. We will take reasonable steps to confirm that telephone and internet instructions are genuine. For example, we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet. We will not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine. Your call may be recorded.

                                                                                                                                                              Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT or the Automatic Investment Plan, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

                                                                                                                                                                Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan.There may be special requirements that supercede the directions in this Prospectus.

                                                                                                                                                                  Medallion Guarantees. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.

                                                                                                                                                                  How to Exchange Shares

                                                                                                                                                                  Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

                                                                                                                                                                    In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts), with the following exception: Class A shares of non-money market funds may also be exchanged for Service Class shares of any money market fund.

                                                                                                                                                                    An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

                                                                                                                                                                    You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

                                                                                                                                                                    Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

                                                                                                                                                                    If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

                                                                                                                                                                    Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

                                                                                                                                                                      Class C share exchanges will not trigger the CDSC.The new shares will continue to age according to their original schedule and will be charged the CDSC applicable to the original shares upon redemption.

                                                                                                                                                                      Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

                                                                                                                                                                      Frequent Purchases and Redemptions of Fund Shares

                                                                                                                                                                      The Fund reserves the right to reject any purchase or exchange order for any reason. The Fund is not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.
                                                                                                                                                                      Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.
                                                                                                                                                                      The Fund actively discourages and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Fund's policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Fund takes steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be"blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption.This policy does not apply to:

                                                                                                                                                                        Money market funds;

                                                                                                                                                                          Ultra-short funds (including Adjustable Rate Government Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund);

                                                                                                                                                                            Purchases of shares through dividend reinvestments;

                                                                                                                                                                              Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

                                                                                                                                                                                Rebalancing transactions within certain asset allocation or"wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

                                                                                                                                                                                  Transactions initiated by a registered"fund of funds"or Section 529 Plan into an underlying fund investment;

                                                                                                                                                                                    Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

                                                                                                                                                                                      Purchases below $5,000 (including purchases that are part of an exchange transaction).

                                                                                                                                                                                      In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliates that are used exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.
                                                                                                                                                                                      A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity.As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

                                                                                                                                                                                      Account Policies

                                                                                                                                                                                      Automatic Plans
                                                                                                                                                                                       These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.

                                                                                                                                                                                        Automatic Investment Plan —With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

                                                                                                                                                                                        Automatic Exchange Plan —With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the"How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. In addition, each transaction in an Automatic Exchange Plan must be for a minimum of $100. This feature may not be available for certain types of accounts.

                                                                                                                                                                                        Systematic Withdrawal Plan —With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:

                                                                                                                                                                                          must have a Fund account valued at $10,000 or more;

                                                                                                                                                                                          must request a minimum redemption of $100;

                                                                                                                                                                                          must have your distributions reinvested; and

                                                                                                                                                                                          may not simultaneously participate in the Automatic Investment Plan.

                                                                                                                                                                                          Payroll Direct Deposit —With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

                                                                                                                                                                                          It generally takes about ten business days to establish a plan once we have received your instructions. It generally takes about five business days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

                                                                                                                                                                                          Householding
                                                                                                                                                                                           To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

                                                                                                                                                                                          Retirement Accounts
                                                                                                                                                                                           We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

                                                                                                                                                                                            Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

                                                                                                                                                                                              Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

                                                                                                                                                                                              There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above.You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

                                                                                                                                                                                              Small Account Redemptions
                                                                                                                                                                                               We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

                                                                                                                                                                                              Statements and Confirmations
                                                                                                                                                                                               Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

                                                                                                                                                                                              Electronic Delivery of Fund Documents
                                                                                                                                                                                               You may elect to receive your Fund prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Fund's Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

                                                                                                                                                                                              To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Fund's Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

                                                                                                                                                                                              Statement Inquiries
                                                                                                                                                                                               Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

                                                                                                                                                                                              Transaction Authorizations
                                                                                                                                                                                               Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

                                                                                                                                                                                              USA PATRIOT Act
                                                                                                                                                                                               In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

                                                                                                                                                                                              Distributions

                                                                                                                                                                                              The Fund generally makes distributions of any net investment income and any realized net capital gains at least annually. Please note, distributions have the effect of reducing the NAV per share by the amount distributed.

                                                                                                                                                                                              We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

                                                                                                                                                                                                Automatic Reinvestment Option—Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

                                                                                                                                                                                                  Check Payment Option—Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

                                                                                                                                                                                                    Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written, medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

                                                                                                                                                                                                      Directed Distribution Purchase Option—Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

                                                                                                                                                                                                      Taxes

                                                                                                                                                                                                      The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting a Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

                                                                                                                                                                                                      We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

                                                                                                                                                                                                      Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

                                                                                                                                                                                                      An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax, as long as certain holding period requirements are met. These reduced rates of tax will expire after December 31, 2010. Maximum long-term capital gain income tax rates are scheduled to rise to 20% in 2011, 18% for assets held more than 5 years. Due to recent legislation, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

                                                                                                                                                                                                      Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

                                                                                                                                                                                                      If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Fund has built up, or have the potential to build up, high levels of unrealized appreciation.

                                                                                                                                                                                                      Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

                                                                                                                                                                                                      In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

                                                                                                                                                                                                      Additional Performance Information

                                                                                                                                                                                                      This section contains additional information regarding performance of the Fund. The sub-section below titled "Index Description" defines the market indicies that referenced in the Fund Summary. The sub-section entitled "Share Class Performance" provides history for specified share classes of certain Funds.

                                                                                                                                                                                                      Index Description
                                                                                                                                                                                                       The "Average Annual Total Returns" table in the Fund's Fund Summary compares the Fund's returns with those of at least one broad-based or other market index. Below are descriptions of each such index. You cannot invest directly in an index.

Russell 2500TM Growth Index	The Russell 2500TM Growth Index measures the performance of those Russell 2500TM companies with higher price-to-book ratios and higher forecasted growth values.

                                                                                                                                                                                                      Share Class Performance
                                                                                                                                                                                                       The performance history of share classes of the Fund is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summaries. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of an applicable Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

                                                                                                                                                                                                        Growth Opportunities Fund - The inception date of the Class C shares was July 30, 2010. Performance shown for the Class C shares prior to their inception reflects the performance of the Fund's Class A shares. The Class A annual returns are substantially similar to what the Class C annual returns would be because the Class A and Class C shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown has not been adjusted to include the higher expenses applicable to the Class C shares. If the expenses of the Class C shares were included, returns would be lower. Historical performance shown for the Class A shares of the Fund prior to July 16, 2010 is based on the performance of the Fund's predecessor, Evergreen Small-Mid Growth Fund.

                                                                                                                                                                                                        A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. The Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

                                                                                                                                                                                                        Financial Highlights

                                                                                                                                                                                                        Because Class C shares of the Fund did not exist prior to July 30, 2010, financial highlights are not available for this class of the Fund.

                                                                                                                                                                                                        FOR MORE INFORMATION

                                                                                                                                                                                                        More information on a Fund is available free upon request, including the following documents:

                                                                                                                                                                                                        Statement of Additional Information (SAI)
                                                                                                                                                                                                        Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

                                                                                                                                                                                                        Annual/Semi-Annual Reports
                                                                                                                                                                                                        Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

                                                                                                                                                                                                        To obtain copies of the above documents or for more information about
                                                                                                                                                                                                        Wells Fargo Advantage Funds, contact us:

                                                                                                                                                                                                        By telephone:
                                                                                                                                                                                                        Individual Investors: 1-800-222-8222
                                                                                                                                                                                                        Retail Investment Professionals: 1-888-877-9275
                                                                                                                                                                                                        Institutional Investment Professionals: 1-866-765-0778

                                                                                                                                                                                                        By e-mail: wfaf@wellsfargo.com

                                                                                                                                                                                                        By mail:
                                                                                                                                                                                                        Wells Fargo Advantage Funds
                                                                                                                                                                                                        P.O. Box 8266
                                                                                                                                                                                                        Boston, MA 02266-8266

                                                                                                                                                                                                        On the Internet:
                                                                                                                                                                                                        www.wellsfargo.com/advantagefunds

                                                                                                                                                                                                        From the SEC:
                                                                                                                                                                                                        Visit the SEC's Public Reference Room in Washington,
                                                                                                                                                                                                        DC (phone 1-202-551-8090 for operational information for the SEC's Public Reference Room) or the SEC's Internet site at www.sec.gov.

                                                                                                                                                                                                        To obtain information for a fee, write or email:
                                                                                                                                                                                                        SEC's Public Reference Section
                                                                                                                                                                                                        100 "F" Street, NE
                                                                                                                                                                                                        Washington, DC 20549-0102
                                                                                                                                                                                                        publicinfo@sec.gov

© 2010 Wells-Fargo Funds Management, LLC. All rights reserved	www.wellsfargo.com/advantagefunds	G70SCR/P201G 07-10 ICA Reg. No. 811-09253

                                                                                                                                                                                                        Prospectus

                                                                                                                                                                                                        July 30, 2010

                                                                                                                                                                                                        Class C

                                                                                                                                                                                                        Wells Fargo Advantage Funds® - Small and Mid Cap Stock Funds

Traditional Small Cap Growth Fund
Class C - EGWCX

                                                                                                                                                                                                        These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                                                                                                                                                                                        Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                                        Fund Summary

                                                                                                                                                                                                        A summary of information about the Fund, including: investment objective, fees and expenses, portfolio turnover, principal investment strategies, principal risks, performance history, management of the Fund, transaction policies and tax information.

                                                                                                                                                                                                        The Fund

                                                                                                                                                                                                        Information about the Fund you should know before investing, including: investment objective, principal investments, principal investment strategies and principal risks.

                                                                                                                                                                                                        Organization and Management of the Fund

                                                                                                                                                                                                        Information about the Fund's organization and the companies managing your money.

                                                                                                                                                                                                        Your Account

                                                                                                                                                                                                        Information about how Fund shares are priced and how to buy, sell and exchange Fund shares.

                                                                                                                                                                                                        Other information

                                                                                                                                                                                                        Information about distributions, taxes and financial highlights.

                                                                                                                                                                                                        Traditional Small Cap Growth Fund Summary

                                                                                                                                                                                                        Investment Objective

                                                                                                                                                                                                        The Fund seeks long-term capital appreciation.

                                                                                                                                                                                                        Fees and Expenses

                                                                                                                                                                                                        These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)
Class C
Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class C
Management Fees	0.80%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.61%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	2.17%
Fee Waivers	0.08%
Total Annual Fund Operating Expenses After Fee Waiver[1], [2]	2.09%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 2.08% for Class C. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                                                                                                                        Example of Expenses

                                                                                                                                                                                                        The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period	Assuming No Redemption
After:	Class C	Class C
1 Year	$312	$212
3 Years	$655	$655
5 Years	$1,141	$1,141
10 Years	$2,483	$2,483

                                                                                                                                                                                                        Portfolio Turnover

                                                                                                                                                                                                        The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over"its portfolio).A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 118% of the average value of its portfolio.

                                                                                                                                                                                                        Principal Investment Strategies

                                                                                                                                                                                                        Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies, which we define as companies with market capitalizations, at the time of purchase, within the range of the Russell 2000TM Index. The market capitalization range of the Russell 2000TM Index was $13 million to $5 billion, as of December 31, 2009, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

                                                                                                                                                                                                        We seek to identify companies in the early stage of a multi-year growth cycle whose growth is not fully recognized by the market. We follow a three step process that begins by identifying a thesis for a multi-year growth cycle for each company. Next, we uncover the primary catalysts that will lead to growth that is in excess of current market expectations. Lastly, we look for attractive valuations that are not fully reflected in the company's underlying growth potential. The portfolio is constructed with two types of holdings; core and emerging opportunities holdings. Core holdings represent our highest conviction ideas relative to our long-term thesis while emerging opportunities have met our quantitative and qualitative criteria and have the potential to become core positions. We follow a strict sell discipline and we may remove a stock from the portfolio if our thesis or valuation analysis is fully reflected in the current stock price, we recognize a thesis failure or change in expected catalysts, or if an alternative stock with superior attributes has been identified. We may actively trade portfolio securities.

                                                                                                                                                                                                        Principal Investment Risks

                                                                                                                                                                                                        Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

                                                                                                                                                                                                        Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                                                                                                                                                                                                        Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

                                                                                                                                                                                                        Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

                                                                                                                                                                                                        Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                                                                                                                        Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

                                                                                                                                                                                                        Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                                                                                                                                                        Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                                        Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                                                                                                                        Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                                                                                                                                                        Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

                                                                                                                                                                                                        Performance

                                                                                                                                                                                                        The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                                                        Calendar Year Total Returns as of 12/31 each year
                                                                                                                                                                                                        Class C (Incepted as of July 30, 2010)1

Highest Quarter: 4th Quarter 2001	+25.43%
Lowest Quarter: 4th Quarter 2008	-26.57%
Year-to-date total return as of 6/30/2010 is -0.79%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class C (before taxes)	7/30/2010	32.77%	0.08%	1.97%
Class C (after taxes on distributions)	7/30/2010	32.77%	-1.12%	0.51%
Class C (after taxes on distributions and the sale of Fund Shares)	7/30/2010	21.30%	0.14%	1.24%
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)		34.47%	0.87%	-1.37%
1.	Performance shown for the Class C shares prior to their inception reflects the performance of the Fund's Class A shares. The Class A annual returns are substantially similar to what the Class C annual returns would be because the Class A and Class C shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown has not been adjusted to include the higher expenses applicable to the Class C shares. If the expenses of the Class C shares were included, returns would be lower.

                                                                                                                                                                                                        After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

                                                                                                                                                                                                        Fund Management

Investment Adviser	Investment Sub-adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Edward Rick, Portfolio Manager/1994
Linda Freeman, Portfolio Manager/1991
Jeffrey S. Drummond, Portfolio Manager/1993
Jeffrey Harrison, Portfolio Manager/1997
Paul Carder, Portfolio Manager/2005

                                                                                                                                                                                                        Summary of Important Information Regarding Purchase and Sale of Fund Shares

                                                                                                                                                                                                        Transaction Policies

Buying Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Class C: $1,000 Minimum Additional Investment Class C: $100 See How to Buy Shares beginning on page 26 of the Prospectus	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston,MA 02266-8266 Internet: www.wellsfargo.com/ advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

                                                                                                                                                                                                        In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

                                                                                                                                                                                                        Tax Information

                                                                                                                                                                                                        Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

                                                                                                                                                                                                        Payments to Broker-Dealers and Other Financial Intermediaries

                                                                                                                                                                                                        If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                                                                                                                                                        The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

                                                                                                                                                                                                        The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

                                                                                                                                                                                                        Key Fund Information

                                                                                                                                                                                                        This Prospectus contains information about the Fund within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

                                                                                                                                                                                                        In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio manager. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

                                                                                                                                                                                                        Investment Objective, Principal Investments and Principal Investment Strategies

                                                                                                                                                                                                        The investment objective of the Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

                                                                                                                                                                                                          what the Fund is trying to achieve; and

                                                                                                                                                                                                            how we intend to invest your money.

                                                                                                                                                                                                            This section also provides a summary of the Fund's principal investment policies and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Fund concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

                                                                                                                                                                                                            Principal Risk Factors

                                                                                                                                                                                                            This section lists the principal risk factors for the Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in the Fund.

                                                                                                                                                                                                            Traditional Small Cap Growth Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Investment Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Edward Rick, CFA Linda Freeman, CFA Jeffrey S. Drummond, CFA Jeffrey Harrison, CFA Paul Carder, CFA
Fund Inception	April 15, 1985
Class C	Ticker: EGWCX	Fund Number: 3551

                                                                                                                                                                                                            Investment Objective

                                                                                                                                                                                                            The Fund seeks long-term capital appreciation.

                                                                                                                                                                                                            Principal Investments

                                                                                                                                                                                                            Under normal circumstances, we invest:

                                                                                                                                                                                                              at least 80% of the Fund's net assets in equity securities of small-capitalization companies.

                                                                                                                                                                                                              Principal Investment Strategies

                                                                                                                                                                                                              We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations, at the time of purchase, within the range of the Russell 2000TM Index. The market capitalization range of the Russell 2000TM Index was $13 million to $5 billion, as of December 31, 2009, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

                                                                                                                                                                                                              We seek to identify companies in the early stage of a multi-year growth cycle whose growth is not fully recognized by the market. We follow a three step process that begins by identifying a thesis for a multi-year growth cycle for each company. Next, we uncover the primary catalysts that will lead to growth that is in excess of current market expectations. Lastly, we look for attractive valuations that are not fully reflected in the company's underlying growth potential. The portfolio is constructed with two types of holdings; core and emerging opportunities holdings. Core holdings represent our highest conviction ideas relative to our long-term thesis while emerging opportunities have met our quantitative and qualitative criteria and have the potential to become core positions. We follow a strict sell discipline and we may remove a stock from the portfolio if our thesis or valuation analysis is fully reflected in the current stock price, we recognize a thesis failure or change in expected catalysts, or if an alternative stock with superior attributes has been identified. We may actively trade portfolio securities.

                                                                                                                                                                                                              The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                                                                                                                                                                              Principal Risk Factors

                                                                                                                                                                                                              The Fund is primarily subject to the risks mentioned below.

Active Trading Risk Counter-Party Risk Derivatives Risk Growth Style Investment Risk Issuer Risk Leverage Risk	Liquidity Risk Management Risk Market Risk Regulatory Risk Smaller Company Securities Risk

                                                                                                                                                                                                              These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                                                                                                                                                                              Description of Principal Investment Risks

                                                                                                                                                                                                              Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

                                                                                                                                                                                                              Active Trading Risk
                                                                                                                                                                                                              Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

                                                                                                                                                                                                              Counter-Party Risk
                                                                                                                                                                                                              When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

                                                                                                                                                                                                              Derivatives Risk
                                                                                                                                                                                                              The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Certain derivative positions may be difficult to close out when a Fund's portfolio manager may believe it would be appropriate to do so. Certain derivative positions, e.g., over-the-counter swaps, are subject to counterparty risk.

                                                                                                                                                                                                              Focused Portfolio Risk
                                                                                                                                                                                                              Since the Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Fund may have a larger impact on the Fund's net asset value than if the Fund were more broadly invested.

                                                                                                                                                                                                              Foreign Investment Risk
                                                                                                                                                                                                              Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

                                                                                                                                                                                                              Growth Style Investment Risk
                                                                                                                                                                                                              Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

                                                                                                                                                                                                              Issuer Risk
                                                                                                                                                                                                              The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

                                                                                                                                                                                                              Larger Company Securities Risk
                                                                                                                                                                                                              Securities of companies with larger market capitalizations may underperform securities of companies with smaller and mid-sized market capitalizations in certain economic environments. Larger, more established companies might be unable to react as quickly to new competitive challenges, such as changes in technology and consumer tastes. Some larger companies may be unable to grow at rates higher than the fastest growing smaller companies, especially during extended periods of economic expansion.

                                                                                                                                                                                                              Leverage Risk
                                                                                                                                                                                                              Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

                                                                                                                                                                                                              Liquidity Risk
                                                                                                                                                                                                              A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                                                                                                                                                              Management Risk
                                                                                                                                                                                                              We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

                                                                                                                                                                                                              Market Risk
                                                                                                                                                                                                              The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

                                                                                                                                                                                                              Regulatory Risk
                                                                                                                                                                                                              Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

                                                                                                                                                                                                              Sector Emphasis Risk
                                                                                                                                                                                                               Investing a substantial portion of a Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

                                                                                                                                                                                                              Smaller Company Securities Risk
                                                                                                                                                                                                              Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

                                                                                                                                                                                                              Value Style Investment Risk
                                                                                                                                                                                                              Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

                                                                                                                                                                                                              Portfolio Holdings Information

                                                                                                                                                                                                              A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                                                              Organization and Management of the Fund

                                                                                                                                                                                                              About Wells Fargo Funds Trust

                                                                                                                                                                                                              The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

                                                                                                                                                                                                              The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, other service providers may be changed by the Board without shareholder approval.

                                                                                                                                                                                                              The Investment Adviser

                                                                                                                                                                                                              Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank.Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption"Management Fees."

                                                                                                                                                                                                              For a Fund's most recent fiscal year end, the advisory fee paid to Evergreen Investment Management Company, LLC, the investment adviser to the Fund's predecessor, was as follows:

Advisory Fees Paid
As a % of average daily net assets
Wells Fargo Advantage Traditional Small Cap Growth Fund	0.70%

                                                                                                                                                                                                              Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

                                                                                                                                                                                                              For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve gains or outperformance.

                                                                                                                                                                                                              Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator and principal underwriter.

                                                                                                                                                                                                              These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

                                                                                                                                                                                                              The Sub-Adviser and Portfolio Managers

                                                                                                                                                                                                              The following sub-adviser and portfolio managers perform day-to-day investment management activities for the Fund. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Fund. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

                                                                                                                                                                                                              Wells Capital Management Incorporated (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Fund. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Fund. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

Paul Carder, CFA Traditional Small Cap Growth Fund

                                                                                                                                                                                                              Mr. Carder is a Director and Portfolio Manager with the Small Cap Growth Equity team of Wells Capital Management's Equity Management group. His responsibilities include analysis and portfolio management of the industrial, materials, capital goods, energy, and transportation stocks. Mr. Carder has been with Wells Capital Management or one of its predecessor's since 2004. This experience includes serving as an Analyst for the Small Cap Growth team (2004-2006). Previously, he served as an Associate Equity Research Analyst for Wachovia Securities (2000-2004). Mr. Carder has been in the investment management field since 2000. He received a BS from Virginia Tech (1990) and a MBA in finance from Texas A&M (1996). Mr. Carder has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a member of CFA Virginia.

Jeffrey Drummond, CFA Traditional Small Cap Growth Fund

                                                                                                                                                                                                              Mr. Drummond is a Managing Director and Senior Portfolio Manager with the Small Cap Growth Equity team of Wells Capital Management's Equity Management group. His responsibilities include focusing primarily on the technology sector of the market. Mr. Drummond has been with Wells Capital Management or one of its predecessor firms since 1988. This experience includes serving in the investment strategy department at Wheat First Butcher Singer (1988-1993). Mr. Drummond has been working in the investment management field since 1988. He received a BS in finance from the University of Richmond (1988). Mr. Drummond has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a member of CFA Virginia and the CFA Institute.

Linda Z. Freeman, CFA Traditional Small Cap Growth Fund

                                                                                                                                                                                                              Ms. Freeman is a Managing Director and Senior Portfolio Manager with the Small Cap Growth Equity team of Wells Capital Management's Equity Management group. Her responsibilities include primarily the health care and consumer sectors of the market. Ms. Freeman has been with Wells Capital Management or one of its predecessor firms since 1991. Previously, she served as Vice President and Portfolio Manager of Federated Investment Counseling and Federated Research Corporation in Pittsburgh (1984-1991). Additionally, she served as an Analyst at Virginia National Bank (1981-1984) and at Investment Corporation of Virginia (1979-1981). Ms. Freeman has been working in the investment management field since 1979. She received a BA from Randolph Macon Woman's College (1979) and a MBA from the University of Pittsburgh (1987). Ms. Freeman has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and she is a member of CFA Virginia, the CFA Institute, and a former officer of the Pittsburgh Society of Financial Analysts.

Jeffrey Harrison, CFA Traditional Small Cap Growth Fund

                                                                                                                                                                                                              Mr. Harrison is a Director and Portfolio Manager with Wells Capital's Small Cap Growth team. His research responsibilities include the telecommunication, information technology, media and finance sectors. Mr. Harrison has been with Wells Capital or one of its predecessor firms since 1997. Previously, he served as an Analyst at Fidelity Investments (1994-1997). Mr. Harrison has been working in the investment management field since 1994. He received a BA in economics from Hampden-Sydney College (1992) and a MBA from The College of William and Mary (1998). Jeffrey has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute, and he is a member of the CFA Institute.

Edward Rick, CFA Traditional Small Cap Growth Fund

                                                                                                                                                                                                              Mr. Rick is a Director and Portfolio Manager with Wells Capital's Small Cap Growth team. His responsibilities include the health care technology and biotechnology industries. Mr. Rick has been with Wells Capital or one of its predecessor firms since 1994. Mr. Rick has been working in the investment management field since 1994. He received a BS in business administration from the University of Richmond (1994). Mr. Rick has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute.

                                                                                                                                                                                                              Dormant Multi-Manager Arrangement

                                                                                                                                                                                                              The Board has adopted a "multi-manager" arrangement for the Funds. Under this arrangement, each Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

                                                                                                                                                                                                              Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

                                                                                                                                                                                                              A Choice of Share Classes

                                                                                                                                                                                                              The table below summarizes the features of the Class C shares available through this Prospectus. Specific Fund charges may vary, so you should review the Fund's fee table as well as the sales charge schedules that follow. Finally, you should review the "Reductions and Waivers of Sales Charges" section of the Prospectus before making your decision as to which share class to buy.

Class C
Initial Sales Charge	None. Your entire investment goes to work immediately.
Contingent deferred sales charge (CDSC)	1% if shares are sold within one year after purchase.
Ongoing distribution (12b-1) fees	0.75%
Purchase maximum	$1,000,000
Annual Expenses	Higher ongoing expenses than Class A because of higher 12b-1 fees.
Conversion feature	No. Does not convert to Class A shares, so annual expenses do not decrease.

                                                                                                                                                                                                              Information regarding the Funds' sales charges, breakpoints, and waivers is available free of charge on our Web site at www.wellsfargo.com/advantagefunds. You may wish to discuss this choice with your financial consultant.

                                                                                                                                                                                                              Class C Shares Sales Charges

                                                                                                                                                                                                              If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%. At the time of purchase, the Fund's distributor pays sales commissions of up to 1.00% of the purchase price to selling agents and up to 1.00% annually thereafter. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. For Class C shares received in a reorganization, your date of purchase is the original purchase date of your predecessor Fund. To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). Class C shares do not convert to Class A shares, and therefore continue to pay higher ongoing expenses.

                                                                                                                                                                                                              Reductions and Waivers of Sales Charges

                                                                                                                                                                                                              You should consider whether you are eligible for any of the potential reductions or waivers when you are deciding which share class to buy. Consult the Statement of Additional Information for further details regarding reductions and waivers of sales charges.

                                                                                                                                                                                                              Class C Shares Sales Charge Reductions and Waivers
                                                                                                                                                                                                               You can pay a lower or no sales charge for the following types of purchases. If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction or waiver and to provide appropriate proof of eligibility.

                                                                                                                                                                                                                You pay no sales charges on Fund shares you buy with reinvested distributions.

                                                                                                                                                                                                                  Rights of Accumulation (ROA) allow you to combine Class A and Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned (excluding Wells Fargo Advantage money market fund shares, unless you notify us that you previously paid a sales load on these assets) in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A or WealthBuilder Portfolio shares. The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned and adding the dollar amount of your current purchase.

                                                                                                                                                                                                                  Accounts That Can Be Aggregated
                                                                                                                                                                                                                   You may aggregate the following types of accounts indicated below to qualify for a volume discount:

Can this type of account be aggregated?	Yes	No
Individual accounts	X
Joint accounts	X
UGMA/UTMA accounts	X
Trust accounts over which the shareholder has individual or shared authority	X
Solely owned business accounts	X
Retirement Plans
Traditional and Roth IRAs	X
SEP IRAs	X
SIMPLE IRAs that use the Wells Fargo Advantage Funds prototype agreement[1]		X
SIMPLE IRAs that do not use the Wells Fargo Advantage Funds prototype agreement	X
403(b) Plan accounts[2]	X
401(k) Plan accounts		X
Other Accounts
529 Plan accounts[1]		X
Accounts held through other brokerage firms		X
1.	These accounts may be aggregated at the plan level for purposes of establishing eligibility for volume discounts. When plan assets in Fund Class A, Class B, Class C and WealthBuilder Portfolio shares (excluding Wells Fargo Advantage money market fund shares) reach a breakpoint, all plan participants benefit from the reduced sales charge. Participant accounts will not be aggregated with personal accounts.
2.	Effective January 1, 2009, Wells Fargo Advantage Funds will no longer offer new or accept purchases in existing 403(b) accounts utilizing the Wells Fargo Advantage Funds prototype agreement.

                                                                                                                                                                                                                  Based on the above chart, if you believe that you own Fund shares in one or more accounts that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase specifically identify those shares to your selling agent or shareholder servicing agent. For an account to qualify for a volume discount, it must be registered in the name of, or held for, the shareholder, his or her spouse or domestic partner, as recognized by applicable state law, or his or her children under the age of 21. Class A shares purchased at NAV will not be aggregated with other Fund shares for purposes of receiving a volume discount.

                                                                                                                                                                                                                  CDSC Waivers

                                                                                                                                                                                                                    You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions.

                                                                                                                                                                                                                      We waive the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t)(2) withdrawal schedule) or mandatory (withdrawals generally made after age 70½ according to Internal Revenue Service (IRS) guidelines) distributions from traditional IRAs and certain other retirement plans. (See your retirement plan information for details.)

                                                                                                                                                                                                                        We waive the CDSC for redemptions made in the event of the last surviving shareholder's death or for a disability suffered after purchasing shares. ("Disabled" is defined in Internal Revenue Code Section 72(m)(7).)

                                                                                                                                                                                                                          We waive the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger or effect a Fund liquidation.

                                                                                                                                                                                                                            We waive the Class C shares CDSC if the dealer of record waived its commission.

                                                                                                                                                                                                                              We waive the Class C shares CDSC where a Fund did not pay a sales commission at the time of purchase.

                                                                                                                                                                                                                              We also reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account. Those terms and conditions may supercede the terms and conditions discussed here. Contact your selling agent for further information.

                                                                                                                                                                                                                              Compensation to Dealers and Shareholders Servicing Agents

                                                                                                                                                                                                                              Distribution Plan
                                                                                                                                                                                                                               The Fund has adopted a Distribution Plan (12b-1 Plan) pursuant to Rule 12b-1 under the 1940 Act for the Class C shares. The 12b-1 Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services or other activities including ongoing compensation to selling agents. The 12b-1 Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the 12b-1 Plan. Class C shares of the Fund pay 0.75% under this 12b-1 Plan.

                                                                                                                                                                                                                              These fees are paid out of each Class's assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than other types of sales charges.

                                                                                                                                                                                                                              Shareholder Servicing Plan
                                                                                                                                                                                                                              The Fund has a shareholder servicing plan. Under this plan, the Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services for each class of the Fund. For these services, each Class pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

                                                                                                                                                                                                                              Additional Payments to Dealers
                                                                                                                                                                                                                               In addition to dealer reallowances and payments made by the Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

                                                                                                                                                                                                                              In return for these Additional Payments, the Fund's adviser and distributor expect the Fund to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

                                                                                                                                                                                                                              Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

                                                                                                                                                                                                                              The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

                                                                                                                                                                                                                              The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Funds' distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

                                                                                                                                                                                                                              More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                                                                              Pricing Fund Shares

                                                                                                                                                                                                                              The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                                                                                                                                                                                                                              With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

                                                                                                                                                                                                                              With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

                                                                                                                                                                                                                              We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

                                                                                                                                                                                                                              In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

                                                                                                                                                                                                                              How to Open an Account

                                                                                                                                                                                                                              You can open a Wells Fargo Advantage Funds account through any of the following means:

                                                                                                                                                                                                                                directly with the Fund. Complete a Wells Fargo Advantage Funds application, which you may obtain by visiting our Web site at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;

                                                                                                                                                                                                                                  through a brokerage account with an approved selling agent; or

                                                                                                                                                                                                                                    through certain retirement, benefit and pension plans or certain packaged investment products. (Please contact the providers of the plan or product for instructions.)

                                                                                                                                                                                                                                    How to Buy Shares

                                                                                                                                                                                                                                    This section explains how you can buy shares directly from Wells Fargo Advantage Funds. If you're opening a new account, an account application is available on-line at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

Minimum Investments	Initial Purchase	Subsequent Purchases
Regular accounts IRAs, IRA rollovers, Roth IRAs UGMA/UTMA accounts Employer Sponsored Retirement Plans	$1,000 $250 $50 no minimum	$100 $100 $50 no minimum
Buying Shares	Opening an Account	Adding to an Account
By Internet

                                                                                                                                                                                                                                    A new account may not be opened by Internet unless you have another Wells Fargo Advantage Fund account with your bank information on file. If you do not currently have an account, refer to the section on buying shares by mail or wire.

                                                                                                                                                                                                                                      To buy additional shares or buy shares of a new Fund, visit www.wellsfargo.com/ advantagefunds.

                                                                                                                                                                                                                                        Subsequent online purchases have a minimum of $100 and a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.

By Mail

                                                                                                                                                                                                                                          Complete and sign your account application.

                                                                                                                                                                                                                                          Mail the application with your check made payable to the Fund to Investor Services at:

                                                                                                                                                                                                                                          Regular Mail
                                                                                                                                                                                                                                          Wells Fargo Advantage Funds
                                                                                                                                                                                                                                          P.O. Box 8266
                                                                                                                                                                                                                                          Boston, MA 02266-8266

                                                                                                                                                                                                                                          Overnight Only
                                                                                                                                                                                                                                          Wells Fargo Advantage Funds
                                                                                                                                                                                                                                          c/o Boston Financial Data Services
                                                                                                                                                                                                                                          30 Dan Road
                                                                                                                                                                                                                                          Canton, MA 02021-2809

                                                                                                                                                                                                                                            Enclose a voided check (for checking accounts) or a deposit slip (savings accounts). Alternatively, include a note with your name, the Fund name, and your account number.

                                                                                                                                                                                                                                              Mail the deposit slip or note with your check made payable to the Fund to the address on the left.

By Telephone

                                                                                                                                                                                                                                              A new account may not be opened by telephone unless you have another Wells Fargo Advantage Fund account with your bank information on file. If you do not currently have an account, refer to the section on buying shares by mail or wire.

To buy additional shares or to buy shares of a new Fund call: Investor Services at 1-800-222-8222 or 1-800-368-7550 for the automated phone system.
By Wire

                                                                                                                                                                                                                                                Complete, sign and mail your account application (refer to the section on buying shares by mail)

                                                                                                                                                                                                                                                  Provide the following instructions to your financial institution:

                                                                                                                                                                                                                                                  State Street Bank & Trust
                                                                                                                                                                                                                                                  Boston, MA
                                                                                                                                                                                                                                                  Bank Routing Number:ABA 011000028
                                                                                                                                                                                                                                                  Wire Purchase Account: 9905-437-1
                                                                                                                                                                                                                                                  Attention: Wells Fargo Advantage Funds
                                                                                                                                                                                                                                                                    (Name of Fund, Account Number
                                                                                                                                                                                                                                                                    and any applicable share class)
                                                                                                                                                                                                                                                                    Account Name: Provide your
                                                                                                                                                                                                                                                                    name as registered on the
                                                                                                                                                                                                                                                                    Fund account

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

                                                                                                                                                                                                                                                  General Notes for Buying Shares

                                                                                                                                                                                                                                                    Proper Form. If the transfer agent receives your application in proper order before the close of the NYSE, your transaction will be priced at that day's NAV. If your application is received after the close of trading on the NYSE, it will be priced at the next business day's NAV. Failure to complete an account application properly may result in a delay in processing your request. You are eligible to earn distributions beginning on the business day after the transfer agent receives your application in proper form.

                                                                                                                                                                                                                                                      U.S. Dollars Only. All payments must be in U.S. dollars, and all checks must be drawn on U.S. banks.

                                                                                                                                                                                                                                                        Insufficient Funds. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid.

                                                                                                                                                                                                                                                          No Fund Named. When all or a portion of a payment is received for investment without a clear Fund designation, we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.

                                                                                                                                                                                                                                                            Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

                                                                                                                                                                                                                                                              Minimum Initial and Subsequent Investment Waivers. We allow a reduced minimum initial investment of $50 if you sign up for at least a $50 monthly automatic investment purchase plan. If you opened your account with the set minimum amount shown in the above chart, we allow reduced subsequent purchases for a minimum of $50 a month if you purchase through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

                                                                                                                                                                                                                                                              How to Sell Shares

                                                                                                                                                                                                                                                              The following section explains how you can sell shares held directly through an account with Wells Fargo Advantage Funds. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

Selling Shares	To Sell Some or All of Your Shares
By Internet

                                                                                                                                                                                                                                                              Visit our Web site at www.wellsfargo.com/advantagefunds. Redemptions requested online are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.

By Mail

                                                                                                                                                                                                                                                                Send a Letter of Instruction providing your name, account number, the Fund from which you wish to redeem and the dollar amount you wish to receive (or write"Full Redemption" to redeem your remaining account balance) to the address below.

                                                                                                                                                                                                                                                                  Make sure all account owners sign the request exactly as their names appear on the account application.

                                                                                                                                                                                                                                                                    A medallion guarantee may be required under certain circumstances (see"General Notes for Selling Shares").

                                                                                                                                                                                                                                                                    Regular Mail
                                                                                                                                                                                                                                                                    Wells Fargo Advantage Funds
                                                                                                                                                                                                                                                                    P.O. Box 8266
                                                                                                                                                                                                                                                                    Boston, MA 02266-8266
                                                                                                                                                                                                                                                                    Overnight Only
                                                                                                                                                                                                                                                                    Wells Fargo Advantage Funds
                                                                                                                                                                                                                                                                    c/o Boston Financial Data Services
                                                                                                                                                                                                                                                                    30 Dan Road
                                                                                                                                                                                                                                                                    Canton, MA 02021-2809

By Wire

                                                                                                                                                                                                                                                                      To arrange for a Federal Funds wire, call 1-800-222-8222.

                                                                                                                                                                                                                                                                        Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

                                                                                                                                                                                                                                                                          Wire requests are sent to your bank account next business day if your request to redeem is received before the NYSE close.

                                                                                                                                                                                                                                                                            There is a $10 fee for each request.

By Telephone/ Electronic Funds Transfer (EFT)

                                                                                                                                                                                                                                                                              Call an Investor Services representative at 1-800-222-8222 or use the automated phone system 1-800-368-7550.

                                                                                                                                                                                                                                                                                Telephone privileges are automatically made available to you unless you specifically decline them on your account application or subsequently in writing.

                                                                                                                                                                                                                                                                                  Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

                                                                                                                                                                                                                                                                                    A check will be mailed to the address on record (if there have been no changes communicated to us within the last 15 days) or transferred to a linked bank account.

                                                                                                                                                                                                                                                                                      Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

                                                                                                                                                                                                                                                                                      Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

                                                                                                                                                                                                                                                                                        Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds.

                                                                                                                                                                                                                                                                                        Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

Through Your Investment Representative	Contact your investment representative.

                                                                                                                                                                                                                                                                                        General Notes For Selling Shares

                                                                                                                                                                                                                                                                                          Proper Form. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. If your request is not in proper form, you may have to provide us with additional documentation to redeem your shares. Requests received before the cutoff time are processed on the same business day.

                                                                                                                                                                                                                                                                                            CDSC Fees. Your redemption proceeds are net of any applicable CDSC fees.

                                                                                                                                                                                                                                                                                              Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check, by EFT into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

                                                                                                                                                                                                                                                                                                Telephone/Internet Redemptions. We will take reasonable steps to confirm that telephone and internet instructions are genuine. For example, we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet. We will not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine. Your call may be recorded.

                                                                                                                                                                                                                                                                                                  Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT or the Automatic Investment Plan, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

                                                                                                                                                                                                                                                                                                    Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan.There may be special requirements that supercede the directions in this Prospectus.

                                                                                                                                                                                                                                                                                                      Medallion Guarantees. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.

                                                                                                                                                                                                                                                                                                      How to Exchange Shares

                                                                                                                                                                                                                                                                                                      Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

                                                                                                                                                                                                                                                                                                        In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts), with the following exception: Class A shares of non-money market funds may also be exchanged for Service Class shares of any money market fund.

                                                                                                                                                                                                                                                                                                        An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

                                                                                                                                                                                                                                                                                                        You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

                                                                                                                                                                                                                                                                                                        Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

                                                                                                                                                                                                                                                                                                        If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

                                                                                                                                                                                                                                                                                                        Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

                                                                                                                                                                                                                                                                                                          Class B and Class C share exchanges will not trigger the CDSC.The new shares will continue to age according to their original schedule and will be charged the CDSC applicable to the original shares upon redemption.

                                                                                                                                                                                                                                                                                                          Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

                                                                                                                                                                                                                                                                                                          Frequent Purchases and Redemptions of Fund Shares

                                                                                                                                                                                                                                                                                                          The Fund reserves the right to reject any purchase or exchange order for any reason. The Fund is not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.
                                                                                                                                                                                                                                                                                                          Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.
                                                                                                                                                                                                                                                                                                          The Fund actively discourages and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Fund's policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Fund takes steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be"blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption.This policy does not apply to:

                                                                                                                                                                                                                                                                                                            Money market funds;

                                                                                                                                                                                                                                                                                                              Ultra-short funds (including Adjustable Rate Government Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund;

                                                                                                                                                                                                                                                                                                                Purchases of shares through dividend reinvestments;

                                                                                                                                                                                                                                                                                                                  Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

                                                                                                                                                                                                                                                                                                                    Rebalancing transactions within certain asset allocation or"wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

                                                                                                                                                                                                                                                                                                                      Transactions initiated by a registered"fund of funds"or Section 529 Plan into an underlying fund investment;

                                                                                                                                                                                                                                                                                                                        Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

                                                                                                                                                                                                                                                                                                                          Purchases below $5,000 (including purchases that are part of an exchange transaction).

                                                                                                                                                                                                                                                                                                                          In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliates that are used exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.
                                                                                                                                                                                                                                                                                                                          A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity.As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

                                                                                                                                                                                                                                                                                                                          Account Policies

                                                                                                                                                                                                                                                                                                                          Automatic Plans
                                                                                                                                                                                                                                                                                                                           These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.

                                                                                                                                                                                                                                                                                                                            Automatic Investment Plan —With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

                                                                                                                                                                                                                                                                                                                            Automatic Exchange Plan —With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the"How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. In addition, each transaction in an Automatic Exchange Plan must be for a minimum of $100. This feature may not be available for certain types of accounts.

                                                                                                                                                                                                                                                                                                                            Systematic Withdrawal Plan —With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:

                                                                                                                                                                                                                                                                                                                              must have a Fund account valued at $10,000 or more;

                                                                                                                                                                                                                                                                                                                              must request a minimum redemption of $100;

                                                                                                                                                                                                                                                                                                                              must have your distributions reinvested; and

                                                                                                                                                                                                                                                                                                                              may not simultaneously participate in the Automatic Investment Plan.

                                                                                                                                                                                                                                                                                                                              Payroll Direct Deposit —With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

                                                                                                                                                                                                                                                                                                                              It generally takes about ten business days to establish a plan once we have received your instructions. It generally takes about five business days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

                                                                                                                                                                                                                                                                                                                              Householding
                                                                                                                                                                                                                                                                                                                               To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

                                                                                                                                                                                                                                                                                                                              Retirement Accounts
                                                                                                                                                                                                                                                                                                                               We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

                                                                                                                                                                                                                                                                                                                                Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

                                                                                                                                                                                                                                                                                                                                  Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

                                                                                                                                                                                                                                                                                                                                  There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above.You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

                                                                                                                                                                                                                                                                                                                                  Small Account Redemptions
                                                                                                                                                                                                                                                                                                                                   We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

                                                                                                                                                                                                                                                                                                                                  Statements and Confirmations
                                                                                                                                                                                                                                                                                                                                   Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

                                                                                                                                                                                                                                                                                                                                  Electronic Delivery of Fund Documents
                                                                                                                                                                                                                                                                                                                                   You may elect to receive your Fund prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Fund's Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

                                                                                                                                                                                                                                                                                                                                  To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Fund's Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

                                                                                                                                                                                                                                                                                                                                  Statement Inquiries
                                                                                                                                                                                                                                                                                                                                   Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

                                                                                                                                                                                                                                                                                                                                  Transaction Authorizations
                                                                                                                                                                                                                                                                                                                                   Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

                                                                                                                                                                                                                                                                                                                                  USA PATRIOT Act
                                                                                                                                                                                                                                                                                                                                   In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

                                                                                                                                                                                                                                                                                                                                  Distributions

                                                                                                                                                                                                                                                                                                                                  The Fund generally makes distributions of any net investment income and any realized net capital gains at least annually. Please note, distributions have the effect of reducing the NAV per share by the amount distributed.

                                                                                                                                                                                                                                                                                                                                  We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

                                                                                                                                                                                                                                                                                                                                    Automatic Reinvestment Option—Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

                                                                                                                                                                                                                                                                                                                                      Check Payment Option—Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

                                                                                                                                                                                                                                                                                                                                        Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written, medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

                                                                                                                                                                                                                                                                                                                                          Directed Distribution Purchase Option—Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

                                                                                                                                                                                                                                                                                                                                          Taxes

                                                                                                                                                                                                                                                                                                                                          The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting a Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

                                                                                                                                                                                                                                                                                                                                          We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

                                                                                                                                                                                                                                                                                                                                          Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

                                                                                                                                                                                                                                                                                                                                          An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax, as long as certain holding period requirements are met. These reduced rates of tax will expire after December 31, 2010. Maximum long-term capital gain income tax rates are scheduled to rise to 20% in 2011, 18% for assets held more than 5 years. Due to recent legislation, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

                                                                                                                                                                                                                                                                                                                                          Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

                                                                                                                                                                                                                                                                                                                                          If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Fund has built up, or have the potential to build up, high levels of unrealized appreciation.

                                                                                                                                                                                                                                                                                                                                          Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

                                                                                                                                                                                                                                                                                                                                          In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

                                                                                                                                                                                                                                                                                                                                          Additional Performance Information

                                                                                                                                                                                                                                                                                                                                          This section contains additional information regarding performance of the Fund. The sub-section below titled "Index Description" defines the market indicies that referenced in the Fund Summary. The sub-section entitled "Share Class Performance" provides history for specified share classes of certain Funds.

                                                                                                                                                                                                                                                                                                                                          Index Description
                                                                                                                                                                                                                                                                                                                                           The "Average Annual Total Returns" table in the Fund's Fund Summary compares the Fund's returns with those of at least one broad-based or other market index. Below are descriptions of each such index. You cannot invest directly in an index.

Russell 2000® Growth Index	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

                                                                                                                                                                                                                                                                                                                                          Share Class Performance
                                                                                                                                                                                                                                                                                                                                           The performance history of share classes of certain Funds is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summaries. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of an applicable Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

                                                                                                                                                                                                                                                                                                                                            Traditional Small Cap Growth Fund - The inception date of Class C shares was July 30, 2010. Performance shown for the Class C shares prior to their inception reflects the performance of the Fund's Class A shares. The Class A annual returns are substantially similar to what the Class C annual returns would be because the Class A and Class C shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown has not been adjusted to include the higher expenses applicable to the Class C shares. If the expenses of the Class C shares were included, returns would be lower. Historical performance shown for the Class A shares of the Fund prior to July 16, 2010 is based on the performance of the Fund's predecessor, Evergreen Growth Fund.

                                                                                                                                                                                                                                                                                                                                            A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. Each Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

                                                                                                                                                                                                                                                                                                                                            Financial Highlights

                                                                                                                                                                                                                                                                                                                                            Because Class C shares of the Fund did not exist prior to July 30, 2010, financial highlights are not available for this class of the Fund.

                                                                                                                                                                                                                                                                                                                                            FOR MORE INFORMATION

                                                                                                                                                                                                                                                                                                                                            More information on a Fund is available free upon request, including the following documents:

                                                                                                                                                                                                                                                                                                                                            Statement of Additional Information (SAI)
                                                                                                                                                                                                                                                                                                                                            Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

                                                                                                                                                                                                                                                                                                                                            Annual/Semi-Annual Reports
                                                                                                                                                                                                                                                                                                                                            Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

                                                                                                                                                                                                                                                                                                                                            To obtain copies of the above documents or for more information about
                                                                                                                                                                                                                                                                                                                                            Wells Fargo Advantage Funds, contact us:

                                                                                                                                                                                                                                                                                                                                            By telephone:
                                                                                                                                                                                                                                                                                                                                            Individual Investors: 1-800-222-8222
                                                                                                                                                                                                                                                                                                                                            Retail Investment Professionals: 1-888-877-9275
                                                                                                                                                                                                                                                                                                                                            Institutional Investment Professionals: 1-866-765-0778

                                                                                                                                                                                                                                                                                                                                            By e-mail: wfaf@wellsfargo.com

                                                                                                                                                                                                                                                                                                                                            By mail:
                                                                                                                                                                                                                                                                                                                                            Wells Fargo Advantage Funds
                                                                                                                                                                                                                                                                                                                                            P.O. Box 8266
                                                                                                                                                                                                                                                                                                                                            Boston, MA 02266-8266

                                                                                                                                                                                                                                                                                                                                            On the Internet:
                                                                                                                                                                                                                                                                                                                                            www.wellsfargo.com/advantagefunds

                                                                                                                                                                                                                                                                                                                                            From the SEC:
                                                                                                                                                                                                                                                                                                                                            Visit the SEC's Public Reference Room in Washington,
                                                                                                                                                                                                                                                                                                                                            DC (phone 1-202-551-8090 for operational information for the SEC's Public Reference Room) or the SEC's Internet site at www.sec.gov.

                                                                                                                                                                                                                                                                                                                                            To obtain information for a fee, write or email:
                                                                                                                                                                                                                                                                                                                                            SEC's Public Reference Section
                                                                                                                                                                                                                                                                                                                                            100 "F" Street, NE
                                                                                                                                                                                                                                                                                                                                            Washington, DC 20549-0102
                                                                                                                                                                                                                                                                                                                                            publicinfo@sec.gov

© 2010 Wells-Fargo Funds Management, LLC. All rights reserved	www.wellsfargo.com/advantagefunds	F70SCR/P201F 07-10 ICA Reg. No. 811-09253

                                                                                                                                                                                                                                                                                                                                            Prospectus

                                                                                                                                                                                                                                                                                                                                            July 30, 2010

                                                                                                                                                                                                                                                                                                                                            Institutional Class

                                                                                                                                                                                                                                                                                                                                            Wells Fargo Advantage Funds® - Small and Mid Cap Stock Funds

Common Stock Fund
Institutional - SCNSX
Opportunity Fund
Institutional - WOFNX

                                                                                                                                                                                                                                                                                                                                            These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                                                                                                                                                                                                                                                                                                                            Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                                                                                                                                                                            Fund Summaries

                                                                                                                                                                                                                                                                                                                                            A summary of information about each Fund, including: investment objective, fees and expenses, portfolio turnover, principal investment strategies, principal risks, performance history, management of the Fund, transaction policies and tax information.

                                                                                                                                                                                                                                                                                                                                            The Funds

                                                                                                                                                                                                                                                                                                                                            Information about each Fund you should know before investing, including: investment objective, principal investments, principal investment strategies, and principal risks.

                                                                                                                                                                                                                                                                                                                                            Organization and Management of the Funds

                                                                                                                                                                                                                                                                                                                                            Information about the Funds' organization and the companies managing your money.

                                                                                                                                                                                                                                                                                                                                            Your Account

                                                                                                                                                                                                                                                                                                                                            Information about how Fund shares are priced and how to buy, sell and exchange Fund shares.

                                                                                                                                                                                                                                                                                                                                            Other information

                                                                                                                                                                                                                                                                                                                                            Information about distributions, taxes and financial highlights.

                                                                                                                                                                                                                                                                                                                                            Common Stock Fund Summary

                                                                                                                                                                                                                                                                                                                                            Investment Objective

                                                                                                                                                                                                                                                                                                                                            The Fund seeks long-term capital appreciation.

                                                                                                                                                                                                                                                                                                                                            Fees and Expenses

                                                                                                                                                                                                                                                                                                                                            These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.74%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.18%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.93%
Fee Waivers	0.02%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.91%
1.	Funds Management has committed through January 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.90% for Institutional Class. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                                                                                                                                                                                                                                                            Example of Expenses

                                                                                                                                                                                                                                                                                                                                            The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Institutional Class
1 Year	$93
3 Years	$294
5 Years	$513
10 Years	$1,141

                                                                                                                                                                                                                                                                                                                                            Portfolio Turnover

                                                                                                                                                                                                                                                                                                                                            The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.

                                                                                                                                                                                                                                                                                                                                            Principal Investment Strategies

                                                                                                                                                                                                                                                                                                                                            We invest principally in common stocks of small-and medium-capitalization foreign and domestic companies, which we define as those with market capitalizations falling within the ranges of the Russell 2000® Index and the Russell Midcap® Index. The ranges of the Russell 2000® Index and the Russell Midcap® Index were $78 million to $1.7 billion and $829 million $12.2 billion respectively, as of May 30, 2009, and are expected to change frequently. Furthermore,we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances,we will not engage in extensive foreign currency hedging.

                                                                                                                                                                                                                                                                                                                                            We invest principally in common stocks of small-and medium-capitalization companies that we believe are underpriced yet have attractive growth prospects. Our analysis is based on the determination of a company's "private market value,"which is the price an investor would be willing to pay for the entire company. We determine a company's private market value based upon several different types of analysis. We carry out a fundamental analysis of a company's cash flows, asset valuations, competitive factors, and other industry specific factors. We also gauge the company's management strength, financial health, and growth potential in determining a company's private market value. We place an emphasis on company management, even meeting with management in certain situations. Finally, we focus on the long-term strategic direction of the company. We then compare the private market value as determined by these factors to the company's public market capitalization, and invest in the securities of those companies where we believe there is a significant gap between the two.

                                                                                                                                                                                                                                                                                                                                            We may sell an investment when its price no longer compares favorably with the company's private market value. In addition,we may choose to sell an investment where the fundamentals deteriorate or the strategy of the management or the management itself changes.

                                                                                                                                                                                                                                                                                                                                            Principal Investment Risks

                                                                                                                                                                                                                                                                                                                                            Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                                                                                                                                                                                                                                                                                                                                            Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

                                                                                                                                                                                                                                                                                                                                            Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

                                                                                                                                                                                                                                                                                                                                            Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

                                                                                                                                                                                                                                                                                                                                            Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                                                                                                                                                                                                                                                            Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

                                                                                                                                                                                                                                                                                                                                            Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                                                                                                                                                                                                                                                                                            Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                                                                                                                                                                            Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                                                                                                                                                                                                                                                            Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                                                                                                                                                                                                                                                                                            Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

                                                                                                                                                                                                                                                                                                                                            Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

                                                                                                                                                                                                                                                                                                                                            Performance

                                                                                                                                                                                                                                                                                                                                            The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                                                                                                                                                                                            Calendar Year Total Returns as of 12/31 each year
                                                                                                                                                                                                                                                                                                                                            Institutional Class (Incepted on July 30, 2010)1

Highest Quarter: 4th Quarter 2001	+22.50%
Lowest Quarter: 4th Quarter 2008	-25.75%
Year-to-date total return as of 6/30/2010 is +0.55%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	7/30/2010	33.30%	4.23%	3.79%
Institutional Class (after taxes on distributions)	7/30/2010	33.22%	2.25%	2.68%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	21.64%	3.29%	3.09%
Russell 2500 Index (reflects no deduction for fees, expenses, or taxes)		34.39%	1.58%	4.91%
1.	Performance shown for the Institutional Class shares prior to their inception reflects the performance of the Fund's Class A shares. The Class A annual returns are substantially similar to what the Institutional Class annual returns would be because the Class A and Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown includes the higher expenses applicable to the Fund's Class A shares. If these expenses had not been included, returns would be higher.

                                                                                                                                                                                                                                                                                                                                            After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

                                                                                                                                                                                                                                                                                                                                            Fund Management

Investment Adviser	Investment Sub-adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Fargo Capital Management, Incorporated	Ann M. Miletti, Portfolio Manager/2005

                                                                                                                                                                                                                                                                                                                                            For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page 8 of the Prospectus.

                                                                                                                                                                                                                                                                                                                                            Opportunity Fund Summary

                                                                                                                                                                                                                                                                                                                                            Investment Objective

                                                                                                                                                                                                                                                                                                                                            The Fund seeks long-term capital appreciation.

                                                                                                                                                                                                                                                                                                                                            Fees and Expenses

                                                                                                                                                                                                                                                                                                                                            These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.69%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.18%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	0.89%
Fee Waivers	0.02%
Total Annual Fund Operating Expenses After Fee Waiver[1], [2]	0.87%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through January 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.85% for Institutional Class. After this time, the Total Annual Fund Operating Expenses (After Waiver) may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                                                                                                                                                                                                                                                            Example of Expenses

                                                                                                                                                                                                                                                                                                                                            The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Institutional Class
1 Year	$89
3 Years	$282
5 Years	$491
10 Years	$1,094

                                                                                                                                                                                                                                                                                                                                            Portfolio Turnover

                                                                                                                                                                                                                                                                                                                                            The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 55% of the average value of its portfolio.

                                                                                                                                                                                                                                                                                                                                            Principal Investment Strategies

                                                                                                                                                                                                                                                                                                                                            We invest principally in equity securities of medium-capitalization companies, which we define as those within the range of market capitalizations of companies in the Russell Midcap® Index. The range of the Russell Midcap® Index was $829 million to $12.2 billion as of May 30, 2009, and is expected to change frequently. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

                                                                                                                                                                                                                                                                                                                                            We invest in equity securities of medium-capitalization companies that we believe are underpriced yet have attractive growth prospects. Our analysis is based on the determination of a company's "private market value," which is the price an investor would be willing to pay for the entire company. We determine a company's private market value based upon several types of analysis. We carry out a fundamental analysis of a company's cash flows, asset valuations, competitive situation and industry specific factors. We also gauge the company's management strength, financial health, and growth potential in determining a company's private market value. We place an emphasis on a company's management, even meeting with management in certain situations. Finally, we focus on the long-term strategic direction of a company. We then compare the private market value as determined by these factors to the company's public market capitalization, and invest in the equity securities of those companies where we believe there is a significant gap between the two.

                                                                                                                                                                                                                                                                                                                                            We may sell an investment when its market price no longer compares favorably with the company's private market value. In addition,we may choose to sell an investment where the fundamentals deteriorate or the strategy of the management or the management itself changes.

                                                                                                                                                                                                                                                                                                                                            Principal Investment Risks

                                                                                                                                                                                                                                                                                                                                            Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                                                                                                                                                                                                                                                                                                                                            Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

                                                                                                                                                                                                                                                                                                                                            Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

                                                                                                                                                                                                                                                                                                                                            Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                                                                                                                                                                                                                                                            Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

                                                                                                                                                                                                                                                                                                                                            Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                                                                                                                                                                                                                                                                                            Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                                                                                                                                                                            Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                                                                                                                                                                                                                                                            Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                                                                                                                                                                                                                                                                                            Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

                                                                                                                                                                                                                                                                                                                                            Performance

                                                                                                                                                                                                                                                                                                                                            The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                                                                                                                                                                                            Calendar Year Total Returns as of 12/31 each year
                                                                                                                                                                                                                                                                                                                                            Institutional Class (Incepted on July 30, 2010)1

Highest Quarter: 2nd Quarter 2009	+22.88%
Lowest Quarter: 4th Quarter 2008	-29.11%
Year-to-date total return as of 6/30/2010 is -3.97%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	7/30/2010	47.62%	2.28%	3.22%
Institutional Class (after taxes on distributions)	7/30/2010	47.40%	0.48%	1.94%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	30.95%	1.59%	2.42%
Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)		40.48%	2.43%	4.98%
1.	Performance shown for the Institutional Class shares prior to their inception reflects the performance of the Fund's Administrator Class shares. Administrator Class annual returns are substantially similar to what the Institutional Class annual returns would be because the Administrator Class and Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown includes the higher expenses applicable to the Administrator Class. If these expenses had not been included, returns would be higher.

                                                                                                                                                                                                                                                                                                                                            After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

                                                                                                                                                                                                                                                                                                                                            Fund Management

Investment Adviser	Investment Sub-adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Ann M. Miletti, Portfolio Manager/2001

                                                                                                                                                                                                                                                                                                                                            Summary of Important Information Regarding Purchase and Sale of Fund Shares

                                                                                                                                                                                                                                                                                                                                            Transaction Policies

                                                                                                                                                                                                                                                                                                                                            Institutional Class shares are offered for primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

                                                                                                                                                                                                                                                                                                                                            Minimum Initial Investment
                                                                                                                                                                                                                                                                                                                                            Institutional Class: $5 million (certain eligible investors may not be subject to a minimum initial investment)

                                                                                                                                                                                                                                                                                                                                            Minimum Additional Investment
                                                                                                                                                                                                                                                                                                                                            Institutional Class: None

                                                                                                                                                                                                                                                                                                                                            Opening an Account
                                                                                                                                                                                                                                                                                                                                            Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

                                                                                                                                                                                                                                                                                                                                            In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

                                                                                                                                                                                                                                                                                                                                            Tax Information

                                                                                                                                                                                                                                                                                                                                            Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

                                                                                                                                                                                                                                                                                                                                            Payments to Broker-Dealers and Other Financial Intermediaries

                                                                                                                                                                                                                                                                                                                                            If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                                                                                                                                                                                                                                                                                            The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

                                                                                                                                                                                                                                                                                                                                            The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

                                                                                                                                                                                                                                                                                                                                            Key Fund Information

                                                                                                                                                                                                                                                                                                                                            This Prospectus contains information about certain Funds within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

                                                                                                                                                                                                                                                                                                                                            In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

                                                                                                                                                                                                                                                                                                                                            Investment Objective, Principal Investments and Principal Investment Strategies

                                                                                                                                                                                                                                                                                                                                            The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

                                                                                                                                                                                                                                                                                                                                              what the Fund is trying to achieve;

                                                                                                                                                                                                                                                                                                                                                how we intend to invest your money; and

                                                                                                                                                                                                                                                                                                                                                  what makes the Fund different from the other Funds offered in this Prospectus.

                                                                                                                                                                                                                                                                                                                                                  This section also provides a summary of each Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes.

                                                                                                                                                                                                                                                                                                                                                  Principal Risk Factors

                                                                                                                                                                                                                                                                                                                                                  This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

                                                                                                                                                                                                                                                                                                                                                  Common Stock Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Investment Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Ann M. Miletti
Fund Inception	December 29, 1989
Institutional Class	Ticker: SCNSX	Fund Number: 4139

                                                                                                                                                                                                                                                                                                                                                  Investment Objective

                                                                                                                                                                                                                                                                                                                                                  The Fund seeks long-term capital appreciation.

                                                                                                                                                                                                                                                                                                                                                  Principal Investments

                                                                                                                                                                                                                                                                                                                                                  Under normal circumstances, we invest:

                                                                                                                                                                                                                                                                                                                                                    at least 80% of the Fund's net assets in equity securities of small-capitalization companies.

                                                                                                                                                                                                                                                                                                                                                      up to 25% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

                                                                                                                                                                                                                                                                                                                                                      Principal Investment Strategies

                                                                                                                                                                                                                                                                                                                                                      We invest principally in common stocks of small-and medium-capitalization foreign and domestic companies, which we define as those with market capitalizations falling within the ranges of the Russell 2000® Index and the Russell Midcap® Index. The ranges of the Russell 2000® Index and the Russell Midcap® Index were $78 million to $1.7 billion and $829 million to $12.2 billion respectively, as of May 30, 2009, and are expected to change frequently. Furthermore,we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances,we will not engage in extensive foreign currency hedging.

                                                                                                                                                                                                                                                                                                                                                      We invest principally in common stocks of small-and medium-capitalization companies that we believe are underpriced yet have attractive growth prospects. Our analysis is based on the determination of a company's "private market value,"which is the price an investor would be willing to pay for the entire company. We determine a company's private market value based upon several different types of analysis.We carry out a fundamental analysis of a company's cash flows, asset valuations, competitive factors, and other industry specific factors. We also gauge the company's management strength, financial health, and growth potential in determining a company's private market value. We place an emphasis on company management, even meeting with management in certain situations. Finally, we focus on the long-term strategic direction of the company. We then compare the private market value as determined by these factors to the company's public market capitalization, and invest in the securities of those companies where we believe there is a significant gap between the two.

                                                                                                                                                                                                                                                                                                                                                      We may sell an investment when its price no longer compares favorably with the company's private market value. In addition,we may choose to sell an investment where the fundamentals deteriorate or the strategy of the management or the management itself changes.

                                                                                                                                                                                                                                                                                                                                                      The Fund may hold some of its assets in cash or in money market instruments, including U.S.Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                                                                                                                                                                                                                                                                                                                      Principal Risk Factors

                                                                                                                                                                                                                                                                                                                                                      The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Derivatives Risk Foreign Currency Transaction Risk Foreign Investment Risk Issuer Risk Leverage Risk	Liquidity Risk Management Risk Market Risk Regulatory Risk Smaller Company Securities Risk

                                                                                                                                                                                                                                                                                                                                                      These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                                                                                                                                                                                                                                                                                                                      Opportunity Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Investment Sub-Adviser	Wells Capital Management Incorporated
Portfolio Managers	Ann M. Miletti
Fund Inception	December 31, 1985
Institutional Class	Ticker: WOFNX	Fund Number: 4140

                                                                                                                                                                                                                                                                                                                                                      Investment Objective

                                                                                                                                                                                                                                                                                                                                                      The Fund seeks long-term capital appreciation.

                                                                                                                                                                                                                                                                                                                                                      Principal Investments

                                                                                                                                                                                                                                                                                                                                                      Under normal circumstances, we invest:

                                                                                                                                                                                                                                                                                                                                                        at least 80% of the Fund's total assets in equity securities; and

                                                                                                                                                                                                                                                                                                                                                          up to 25% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

                                                                                                                                                                                                                                                                                                                                                          Principal Investment Strategies

                                                                                                                                                                                                                                                                                                                                                          We invest principally in equity securities of medium-capitalization companies, which we define as those within the range of market capitalizations of companies in the Russell Midcap® Index. The range of the Russell Midcap® Index was $829 million to $12.2 billion as of May 30, 2009, and is expected to change frequently. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

                                                                                                                                                                                                                                                                                                                                                          We invest in equity securities of medium-capitalization companies that we believe are underpriced yet have attractive growth prospects. Our analysis is based on the determination of a company's "private market value,"which is the price an investor would be willing to pay for the entire company. We determine a company's private market value based upon several types of analysis. We carry out a fundamental analysis of a company's cash flows, asset valuations, competitive situation and industry specific factors. We also gauge the company's management strength, financial health, and growth potential in determining a company's private market value. We place an emphasis on a company's management, even meeting with management in certain situations. Finally, we focus on the long-term strategic direction of a company. We then compare the private market value as determined by these factors to the company's public market capitalization, and invest in the equity securities of those companies where we believe there is a significant gap between the two.

                                                                                                                                                                                                                                                                                                                                                          We may sell an investment when its market price no longer compares favorably with the company's private market value. In addition,we may choose to sell an investment where the fundamentals deteriorate or the strategy of the management or the management itself changes.

                                                                                                                                                                                                                                                                                                                                                          The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                                                                                                                                                                                                                                                                                                                          Principal Risk Factors

                                                                                                                                                                                                                                                                                                                                                          The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Derivatives Risk Foreign Investment Risk Issuer Risk Leverage Risk	Liquidity Risk Management Risk Market Risk Regulatory Risk Smaller Company Securities Risk

                                                                                                                                                                                                                                                                                                                                                          These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                                                                                                                                                                                                                                                                                                                          Description of Principal Investment Risks

                                                                                                                                                                                                                                                                                                                                                          Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

                                                                                                                                                                                                                                                                                                                                                          Counter-Party Risk
                                                                                                                                                                                                                                                                                                                                                          When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

                                                                                                                                                                                                                                                                                                                                                          Derivatives Risk
                                                                                                                                                                                                                                                                                                                                                          The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Certain derivative positions may be difficult to close out when a Fund's portfolio manager may believe it would be appropriate to do so. Certain derivative positions, e.g., over-the-counter swaps, are subject to counterparty risk.

                                                                                                                                                                                                                                                                                                                                                          Foreign Investment Risk
                                                                                                                                                                                                                                                                                                                                                          Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

                                                                                                                                                                                                                                                                                                                                                          Growth Style Investment Risk
                                                                                                                                                                                                                                                                                                                                                          Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

                                                                                                                                                                                                                                                                                                                                                          Issuer Risk
                                                                                                                                                                                                                                                                                                                                                          The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

                                                                                                                                                                                                                                                                                                                                                          Leverage Risk
                                                                                                                                                                                                                                                                                                                                                          Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

                                                                                                                                                                                                                                                                                                                                                          Liquidity Risk
                                                                                                                                                                                                                                                                                                                                                          A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                                                                                                                                                                                                                                                                                                          Management Risk
                                                                                                                                                                                                                                                                                                                                                          We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

                                                                                                                                                                                                                                                                                                                                                          Market Risk
                                                                                                                                                                                                                                                                                                                                                          The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

                                                                                                                                                                                                                                                                                                                                                          Regulatory Risk
                                                                                                                                                                                                                                                                                                                                                          Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

                                                                                                                                                                                                                                                                                                                                                          Smaller Company Securities Risk
                                                                                                                                                                                                                                                                                                                                                          Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

                                                                                                                                                                                                                                                                                                                                                          Value Style Investment Risk
                                                                                                                                                                                                                                                                                                                                                          Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

                                                                                                                                                                                                                                                                                                                                                          Portfolio Holdings Information

                                                                                                                                                                                                                                                                                                                                                          A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                                                                                                                                                                                                          Organization and Management of the Funds

                                                                                                                                                                                                                                                                                                                                                          About Wells Fargo Funds Trust

                                                                                                                                                                                                                                                                                                                                                          The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

                                                                                                                                                                                                                                                                                                                                                          The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, other service providers may be changed by the Board without shareholder approval.

                                                                                                                                                                                                                                                                                                                                                          The Investment Adviser

                                                                                                                                                                                                                                                                                                                                                          Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for the Funds is available in the Funds' semi-annual report for the fiscal half-year ended April 30, 2010.

                                                                                                                                                                                                                                                                                                                                                          For a Fund's most recent fiscal year end, the advisory fee paid to Funds Management was as follows:

Advisory Fees Paid
As a % of average daily net assets
Common Stock Fund	0.56%
Opportunity Fund	0.61%

                                                                                                                                                                                                                                                                                                                                                          Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

                                                                                                                                                                                                                                                                                                                                                          For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve gains or outperformance.

                                                                                                                                                                                                                                                                                                                                                          Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator and principal underwriter.

                                                                                                                                                                                                                                                                                                                                                          These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

                                                                                                                                                                                                                                                                                                                                                          The Sub-Adviser and Portfolio Managers

                                                                                                                                                                                                                                                                                                                                                          The following sub-advisers and portfolio managers perform day-to-day investment management activities for the Funds. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

                                                                                                                                                                                                                                                                                                                                                          Wells Capital Management Incorporated ("Wells Capital"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, located at 525 Market Street, San Francisco, California 94105, is the sub-adviser for the Funds. Wells Capital is responsible for the day-to-day investment management activities of the Funds. Wells Capital is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

Ann M. Milletti Common Stock Fund Opportunity Fund

                                                                                                                                                                                                                                                                                                                                                          As Lead Portfolio Manager for the Common Stock Fund and the Opportunity Fund, Ms. Miletti is responsible for managing the Common Stock Fund and the Opportunity Fund, with principal responsibility for the day-to-day management and decision making for the Common Stock Fund and the Opportunity Fund. She had previously jointly managed the Common Stock Fund, the Opportunity Fund and its predecessor fund as co-portfolio manager with Richard T. Weiss from 2001 until 2008. Ms. Miletti joined Wells Capital Management in 2005 as a portfolio manager. Prior to joining Wells Capital Management, she was with Strong Capital Management, Inc. since 1991. From August 1998 to September 2001, Ms. Miletti was an associate manager of equity accounts. Education: B.S., Education, University of Wisconsin - Milwaukee.

                                                                                                                                                                                                                                                                                                                                                          Dormant Multi-Manager Arrangement

                                                                                                                                                                                                                                                                                                                                                          The Board has adopted a "multi-manager" arrangement for the Funds. Under this arrangement, each Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

                                                                                                                                                                                                                                                                                                                                                          Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

                                                                                                                                                                                                                                                                                                                                                          Compensation to Dealers and Shareholders Servicing Agents

                                                                                                                                                                                                                                                                                                                                                          Additional Payments to Dealers
                                                                                                                                                                                                                                                                                                                                                           In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

                                                                                                                                                                                                                                                                                                                                                          In return for these Additional Payments, the Funds' adviser and distributor expect the Funds to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

                                                                                                                                                                                                                                                                                                                                                          Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

                                                                                                                                                                                                                                                                                                                                                          The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

                                                                                                                                                                                                                                                                                                                                                          The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Funds' distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

                                                                                                                                                                                                                                                                                                                                                          More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                                                                                                                                                                                                          Pricing Fund Shares

                                                                                                                                                                                                                                                                                                                                                          The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                                                                                                                                                                                                                                                                                                                                                          With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

                                                                                                                                                                                                                                                                                                                                                          With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

                                                                                                                                                                                                                                                                                                                                                          We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

                                                                                                                                                                                                                                                                                                                                                          In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

                                                                                                                                                                                                                                                                                                                                                          How to Buy Shares

                                                                                                                                                                                                                                                                                                                                                          Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds. Specific eligibility requirements that apply to these entities include:

                                                                                                                                                                                                                                                                                                                                                            Employee benefit plan programs that have at least $100 million in plan assets;

                                                                                                                                                                                                                                                                                                                                                              Broker-dealer managed account or wrap programs that charge an asset-based fee and have program assets of at least $100 million;

                                                                                                                                                                                                                                                                                                                                                                Registered investment adviser mutual fund wrap programs that charge an asset-based fee and have program assets of at least $100 million;

                                                                                                                                                                                                                                                                                                                                                                  Internal Revenue Code Section 529 college savings plan accounts;

                                                                                                                                                                                                                                                                                                                                                                  Fund of Funds including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM);

                                                                                                                                                                                                                                                                                                                                                                    Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;

                                                                                                                                                                                                                                                                                                                                                                      Institutions who invest a minimum initial amount of $5 million in a Fund; and

                                                                                                                                                                                                                                                                                                                                                                        Under certain circumstances and for certain groups as detailed in the Funds' Statement of Additional Information.

Institutions Purchasing Shares Directly	Opening an Account	Adding to an Account
By Telephone or Internet

                                                                                                                                                                                                                                                                                                                                                                        A new account may not be opened by telephone or internet unless the institution has another Wells Fargo Advantage Fund account. If the institution does not currently have an account, contact your investment representative.

                                                                                                                                                                                                                                                                                                                                                                        To buy additional shares or to buy
                                                                                                                                                                                                                                                                                                                                                                        shares in a new Fund:

                                                                                                                                                                                                                                                                                                                                                                          Call Investor Services at 1-800-222-8222 or

                                                                                                                                                                                                                                                                                                                                                                          Call 1-800-368-7550 for the automated phone system or

                                                                                                                                                                                                                                                                                                                                                                          Visit our Web site at www.wellsfargo.com/ advantagefunds

By Wire

                                                                                                                                                                                                                                                                                                                                                                            Complete and sign the Institutional Class account application.

                                                                                                                                                                                                                                                                                                                                                                            Call Investor Services at 1-800-222-8222 for faxing instructions.

                                                                                                                                                                                                                                                                                                                                                                            Use the following wiring instructions: State Street Bank & Trust Boston, MA Bank Routing Number: ABA 011000028 Wire Purchase Account: 9905-437-1 Attention: Wells Fargo Advantage Funds (Name of Fund, Account Number) Account Name: Provide your name as registered on the Fund account.

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

                                                                                                                                                                                                                                                                                                                                                                            Special Considerations When Investing Through Financial Intermediaries:
                                                                                                                                                                                                                                                                                                                                                                             If a financial intermediary purchases Institutional Class shares on your behalf, you should understand the following:

                                                                                                                                                                                                                                                                                                                                                                              Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

                                                                                                                                                                                                                                                                                                                                                                              Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for Institutional Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers' beneficial ownership of the shares.

                                                                                                                                                                                                                                                                                                                                                                              Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

                                                                                                                                                                                                                                                                                                                                                                              Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

                                                                                                                                                                                                                                                                                                                                                                                U.S. Dollars Only. All payment must be made in U.S. dollars and all checks must be drawn on U.S. banks.

                                                                                                                                                                                                                                                                                                                                                                                Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

                                                                                                                                                                                                                                                                                                                                                                                  Earnings Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

                                                                                                                                                                                                                                                                                                                                                                                  How to Sell Shares

                                                                                                                                                                                                                                                                                                                                                                                  Institutional Class shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

Institutions Selling Shares Directly	To Sell Some or All of Your Shares
By Telephone / Electronic Funds Transfer (EFT)

                                                                                                                                                                                                                                                                                                                                                                                    To speak with an investor services representative call 1-800-222-8222 or use the automated phone system at 1-800-368-7550.

                                                                                                                                                                                                                                                                                                                                                                                    Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

                                                                                                                                                                                                                                                                                                                                                                                      Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

                                                                                                                                                                                                                                                                                                                                                                                        Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.

                                                                                                                                                                                                                                                                                                                                                                                        Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

By Wire

                                                                                                                                                                                                                                                                                                                                                                                          To arrange for a Federal Funds wire, call 1-800-222-8222.

                                                                                                                                                                                                                                                                                                                                                                                            Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

                                                                                                                                                                                                                                                                                                                                                                                              Redemption proceeds are usually wired to the financial intermediary the following business day.

By Internet	Visit our Web site at www.wellsfargo.com/advantagefunds.
Through Your Investment Representative	Contact your investment representative.

                                                                                                                                                                                                                                                                                                                                                                                              General Notes for Selling Shares

                                                                                                                                                                                                                                                                                                                                                                                                Proper Form. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.

                                                                                                                                                                                                                                                                                                                                                                                                Earnings Distributions. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.

                                                                                                                                                                                                                                                                                                                                                                                                Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through Electronic Funds Transfer, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

                                                                                                                                                                                                                                                                                                                                                                                                Redemption in Kind. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the Investment Company Act of 1940, and the rules thereunder. The redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received.

                                                                                                                                                                                                                                                                                                                                                                                                  Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

                                                                                                                                                                                                                                                                                                                                                                                                  How to Exchange Shares

                                                                                                                                                                                                                                                                                                                                                                                                  Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

                                                                                                                                                                                                                                                                                                                                                                                                    In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

                                                                                                                                                                                                                                                                                                                                                                                                    An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

                                                                                                                                                                                                                                                                                                                                                                                                    You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

                                                                                                                                                                                                                                                                                                                                                                                                    Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

                                                                                                                                                                                                                                                                                                                                                                                                    If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

                                                                                                                                                                                                                                                                                                                                                                                                    Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

                                                                                                                                                                                                                                                                                                                                                                                                    Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

                                                                                                                                                                                                                                                                                                                                                                                                    Frequent Purchases and Redemptions of Fund Shares

                                                                                                                                                                                                                                                                                                                                                                                                    The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

                                                                                                                                                                                                                                                                                                                                                                                                    Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

                                                                                                                                                                                                                                                                                                                                                                                                    The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be "blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

                                                                                                                                                                                                                                                                                                                                                                                                      Money market funds;

                                                                                                                                                                                                                                                                                                                                                                                                        Ultra short funds (includes Adjustable Rate Government Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund);

                                                                                                                                                                                                                                                                                                                                                                                                          Purchases of shares through dividend reinvestments;

                                                                                                                                                                                                                                                                                                                                                                                                            Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

                                                                                                                                                                                                                                                                                                                                                                                                              Rebalancing transactions within certain asset allocation or "wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

                                                                                                                                                                                                                                                                                                                                                                                                                Transactions initiated by a registered "fund of funds" or Section 529 Plan into an underlying fund investment;

                                                                                                                                                                                                                                                                                                                                                                                                                  Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

                                                                                                                                                                                                                                                                                                                                                                                                                    Purchases below $5,000 (including purchases that are part of an exchange transaction).

                                                                                                                                                                                                                                                                                                                                                                                                                    In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliates that are used exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

                                                                                                                                                                                                                                                                                                                                                                                                                    A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

                                                                                                                                                                                                                                                                                                                                                                                                                    Account Policies

                                                                                                                                                                                                                                                                                                                                                                                                                    Advance Notice of Large Transactions
                                                                                                                                                                                                                                                                                                                                                                                                                     We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

                                                                                                                                                                                                                                                                                                                                                                                                                    Householding
                                                                                                                                                                                                                                                                                                                                                                                                                     To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

                                                                                                                                                                                                                                                                                                                                                                                                                    Retirement Accounts
                                                                                                                                                                                                                                                                                                                                                                                                                     We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

                                                                                                                                                                                                                                                                                                                                                                                                                      Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

                                                                                                                                                                                                                                                                                                                                                                                                                        Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

                                                                                                                                                                                                                                                                                                                                                                                                                        There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

                                                                                                                                                                                                                                                                                                                                                                                                                        Small Account Redemptions
                                                                                                                                                                                                                                                                                                                                                                                                                         We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so,we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

                                                                                                                                                                                                                                                                                                                                                                                                                        Statements and Confirmations
                                                                                                                                                                                                                                                                                                                                                                                                                         Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

                                                                                                                                                                                                                                                                                                                                                                                                                        Electronic Delivery of Fund Documents
                                                                                                                                                                                                                                                                                                                                                                                                                         You may elect to receive your Fund's prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Fund's Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

                                                                                                                                                                                                                                                                                                                                                                                                                        To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Fund's Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

                                                                                                                                                                                                                                                                                                                                                                                                                        Statement Inquiries
                                                                                                                                                                                                                                                                                                                                                                                                                         Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

                                                                                                                                                                                                                                                                                                                                                                                                                        Transaction Authorizations
                                                                                                                                                                                                                                                                                                                                                                                                                         Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

                                                                                                                                                                                                                                                                                                                                                                                                                        USA PATRIOT Act
                                                                                                                                                                                                                                                                                                                                                                                                                         In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

                                                                                                                                                                                                                                                                                                                                                                                                                        Distributions

                                                                                                                                                                                                                                                                                                                                                                                                                        The Funds generally make distributions of any net investment income and any realized net capital gains at least annually. Please contact your institution for distribution options. Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

                                                                                                                                                                                                                                                                                                                                                                                                                        Taxes

                                                                                                                                                                                                                                                                                                                                                                                                                        The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting a Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

                                                                                                                                                                                                                                                                                                                                                                                                                        We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

                                                                                                                                                                                                                                                                                                                                                                                                                        Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

                                                                                                                                                                                                                                                                                                                                                                                                                        An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax, as long as certain holding period requirements are met. These reduced rates of tax will expire after December 31, 2010. Maximum long-term capital gain income tax rates are scheduled to rise to 20% in 2011, 18% for assets held more than 5 years. Due to recent legislation, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

                                                                                                                                                                                                                                                                                                                                                                                                                        Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

                                                                                                                                                                                                                                                                                                                                                                                                                        If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Fund has built up, or have the potential to build up, high levels of unrealized appreciation.

                                                                                                                                                                                                                                                                                                                                                                                                                        Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

                                                                                                                                                                                                                                                                                                                                                                                                                        In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

                                                                                                                                                                                                                                                                                                                                                                                                                        Additional Performance Information

                                                                                                                                                                                                                                                                                                                                                                                                                        This section contains additional information regarding performance of a Fund. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries.

                                                                                                                                                                                                                                                                                                                                                                                                                        Index Descriptions
                                                                                                                                                                                                                                                                                                                                                                                                                         The Funds have not yet commenced operations and so do not yet have performance history. Once it does, each Fund will compare its returns with those of at least one broad-based market index. Below are descriptions of each such index. You cannot invest directly in an index.

Russell 2500® Index	The Russell 2500® Index measures the performance of thel 2,000 smallest companies in the Russell 3000® Index, which represents approximately 16% of the total market capitalization.
Russell Midcap® Index

                                                                                                                                                                                                                                                                                                                                                                                                                        The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market capitalization of the Russell 1000® Index.

                                                                                                                                                                                                                                                                                                                                                                                                                        Share Class Performance
                                                                                                                                                                                                                                                                                                                                                                                                                         The performance history of share classes of certain Funds is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summaries. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of an applicable Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

                                                                                                                                                                                                                                                                                                                                                                                                                          Common Stock Fund - The inception date of the Institutional Class shares was July 30, 2010. Performance shown for the Institutional Class shares prior to their inception reflects the performance of the Fund's Class A shares. The Class A annual returns are substantially similar to what the Institutional Class annual returns would be because the Class A and Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class A shares prior to their inception on November 30, 2000 reflects the performance of the Fund's Investor Class shares, adjusted to reflect Class A expenses.

                                                                                                                                                                                                                                                                                                                                                                                                                            Opportunity Fund - The inception date of the Institutional Class shares was July 30, 2010. Performance shown for the Institutional Class shares prior to their inception reflects the performance of the Fund's Administrator Class shares. The Administrator Class annual returns are substantially similar to what the Institutional Class annual returns would be because the Administrator Class and Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would have been higher. Historical performance shown for Administrator Class shares prior to their inception on August 30, 2002 is based on the performance of the Fund's predecessor fund, Strong Opportunity Fund.

                                                                                                                                                                                                                                                                                                                                                                                                                            A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. Each Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

                                                                                                                                                                                                                                                                                                                                                                                                                            Financial Highlights

                                                                                                                                                                                                                                                                                                                                                                                                                            Because Institutional Class shares of the Funds did not exist prior to July 30, 2010, financial highlights are not available for this class of the Funds.

                                                                                                                                                                                                                                                                                                                                                                                                                            FOR MORE INFORMATION

                                                                                                                                                                                                                                                                                                                                                                                                                            More information on a Fund is available free upon request, including the following documents:

                                                                                                                                                                                                                                                                                                                                                                                                                            Statement of Additional Information (SAI)
                                                                                                                                                                                                                                                                                                                                                                                                                            Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

                                                                                                                                                                                                                                                                                                                                                                                                                            Annual/Semi-Annual Reports
                                                                                                                                                                                                                                                                                                                                                                                                                            Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

                                                                                                                                                                                                                                                                                                                                                                                                                            To obtain copies of the above documents or for more information about
                                                                                                                                                                                                                                                                                                                                                                                                                            Wells Fargo Advantage Funds, contact us:

                                                                                                                                                                                                                                                                                                                                                                                                                            By telephone:
                                                                                                                                                                                                                                                                                                                                                                                                                            Individual Investors: 1-800-222-8222
                                                                                                                                                                                                                                                                                                                                                                                                                            Retail Investment Professionals: 1-888-877-9275
                                                                                                                                                                                                                                                                                                                                                                                                                            Institutional Investment Professionals: 1-866-765-0778

                                                                                                                                                                                                                                                                                                                                                                                                                            By e-mail: wfaf@wellsfargo.com

                                                                                                                                                                                                                                                                                                                                                                                                                            By mail:
                                                                                                                                                                                                                                                                                                                                                                                                                            Wells Fargo Advantage Funds
                                                                                                                                                                                                                                                                                                                                                                                                                            P.O. Box 8266
                                                                                                                                                                                                                                                                                                                                                                                                                            Boston, MA 02266-8266

                                                                                                                                                                                                                                                                                                                                                                                                                            On the Internet:
                                                                                                                                                                                                                                                                                                                                                                                                                            www.wellsfargo.com/advantagefunds

                                                                                                                                                                                                                                                                                                                                                                                                                            From the SEC:
                                                                                                                                                                                                                                                                                                                                                                                                                            Visit the SEC's Public Reference Room in Washington,
                                                                                                                                                                                                                                                                                                                                                                                                                            DC (phone 1-202-551-8090 for operational information for the SEC's Public Reference Room) or the SEC's Internet site at www.sec.gov.

                                                                                                                                                                                                                                                                                                                                                                                                                            To obtain information for a fee, write or email:
                                                                                                                                                                                                                                                                                                                                                                                                                            SEC's Public Reference Section
                                                                                                                                                                                                                                                                                                                                                                                                                            100 "F" Street, NE
                                                                                                                                                                                                                                                                                                                                                                                                                            Washington, DC 20549-0102
                                                                                                                                                                                                                                                                                                                                                                                                                            publicinfo@sec.gov

© 2010 Wells-Fargo Funds Management, LLC. All rights reserved	www.wellsfargo.com/advantagefunds	E70SCIT/P204E 07-10 ICA Reg. No. 811-09253

                                                                                                                                                                                                                                                                                                                                                                                                                            Prospectus

                                                                                                                                                                                                                                                                                                                                                                                                                            July 30, 2010

                                                                                                                                                                                                                                                                                                                                                                                                                            Institutional Class

                                                                                                                                                                                                                                                                                                                                                                                                                            Wells Fargo Advantage Funds® - Small and Mid Cap Stock Funds

Small/Mid Cap Core Fund
Institutional - ECONX
Special Small Cap Value Fund
Institutional - ESPNX

                                                                                                                                                                                                                                                                                                                                                                                                                            These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                                                                                                                                                                                                                                                                                                                                                                                                            Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                                                                                                                                                                                                                                                            Fund Summaries

                                                                                                                                                                                                                                                                                                                                                                                                                            A summary of information about each Fund, including: investment objective, fees and expenses, portfolio turnover, principal investment strategies, principal risks, performance history, management of the Fund, transaction policies and tax information.

                                                                                                                                                                                                                                                                                                                                                                                                                            The Funds

                                                                                                                                                                                                                                                                                                                                                                                                                            Information about each Fund you should know before investing, including: investment objective, principal investments, principal investment strategies, and principal risks.

                                                                                                                                                                                                                                                                                                                                                                                                                            Organization and Management of the Funds

                                                                                                                                                                                                                                                                                                                                                                                                                            Information about the Funds' organization and the companies managing your money.

                                                                                                                                                                                                                                                                                                                                                                                                                            Your Account

                                                                                                                                                                                                                                                                                                                                                                                                                            Information about how Fund shares are priced and how to buy, sell and exchange Fund shares.

                                                                                                                                                                                                                                                                                                                                                                                                                            Other information

                                                                                                                                                                                                                                                                                                                                                                                                                            Information about distributions, taxes and financial highlights.

                                                                                                                                                                                                                                                                                                                                                                                                                            Small/Mid Cap Core Fund Summary

                                                                                                                                                                                                                                                                                                                                                                                                                            Investment Objective

                                                                                                                                                                                                                                                                                                                                                                                                                            The Fund seeks long-term capital appreciation.

                                                                                                                                                                                                                                                                                                                                                                                                                            Fees and Expenses

                                                                                                                                                                                                                                                                                                                                                                                                                            These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.65%
Total Annual Fund Operating Expenses	1.40%
Fee Waivers	0.45%
Total Annual Fund Operating Expenses After Fee Waiver[1], [2]	0.95%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                                                                                                                                                                                                                                                                                                                                            Example of Expenses

                                                                                                                                                                                                                                                                                                                                                                                                                            The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Institutional Class
1 Year	$97
3 Years	$303
5 Years	$630
10 Years	$1,555

                                                                                                                                                                                                                                                                                                                                                                                                                            Portfolio Turnover

                                                                                                                                                                                                                                                                                                                                                                                                                            The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 230% of the average value of its portfolio.

                                                                                                                                                                                                                                                                                                                                                                                                                            Principal Investment Strategies

                                                                                                                                                                                                                                                                                                                                                                                                                            Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small to medium-capitalization companies. We invest principally in equity securities of small to medium-sized capitalization companies and seek to maintain a dollar-weighted average market capitalization that falls within the range of the Russell 2500® Index. The market capitalization range of the Russell 2500® Index was $13 million to $11 billion, as of December 31, 2009, and is expected to change frequently. Generally, we avoid investments in issuers for which the primary industry classification is alcohol, gaming or tobacco. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

                                                                                                                                                                                                                                                                                                                                                                                                                            We utilize a combination of quantitative methods and fundamental analysis to select a core portfolio of small- to medium-capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. Our quantitative analysis is based on a proprietary total composite model that considers valuation, earnings and trading momentum characteristics to rank securities. Stocks that are attractively ranked by the total composite model are candidates for purchase.  Such candidates undergo further qualitative analysis, which may include an evaluation of a company's management strength, products and/or services, competition and risk profile. In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price, as indicated by lower rankings within the total composite model. Upon the sale of any security, we seek to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund's investment restrictions. We may actively trade portfolio securities.

                                                                                                                                                                                                                                                                                                                                                                                                                            Principal Investment Risks

                                                                                                                                                                                                                                                                                                                                                                                                                            Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

                                                                                                                                                                                                                                                                                                                                                                                                                            Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                                                                                                                                                                                                                                                                                                                                                                                                                            Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

                                                                                                                                                                                                                                                                                                                                                                                                                            Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

                                                                                                                                                                                                                                                                                                                                                                                                                            Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                                                                                                                                                                                                                                                                                                                                            Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

                                                                                                                                                                                                                                                                                                                                                                                                                            Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                                                                                                                                                                                                                                                                                                                                                                            Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                                                                                                                                                                                                                                                            Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                                                                                                                                                                                                                                                                                                                                            Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                                                                                                                                                                                                                                                                                                                                                                            Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

                                                                                                                                                                                                                                                                                                                                                                                                                            Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

                                                                                                                                                                                                                                                                                                                                                                                                                            Performance

                                                                                                                                                                                                                                                                                                                                                                                                                            The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                                                                                                                                                                                                                                                                            Calendar Year Total Returns as of 12/31 each year
                                                                                                                                                                                                                                                                                                                                                                                                                            Institutional Class (Incepted on July 30, 2010)1

Highest Quarter: 3rd Quarter 2009	+15.87%
Lowest Quarter: 4th Quarter 2008	-31.50%
Year-to-date total return as of 6/30/2010 is -0.84%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	Performance Since 12/17/2007
Institutional Class (before taxes)	7/30/2010	31.02%	N/A	-15.00%
Institutional Class (after taxes on distributions)	7/30/2010	31.02%	N/A	-15.00%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	20.16%	N/A	-12.58%
Russell 2500 Index (reflects no deduction for fees, expenses, or taxes)		34.39%	N/A	-6.44%
1.	Performance shown for the Institutional Class shares prior to their inception reflects the performance of the Fund's Administrator Class shares. Administrator Class annual returns are substantially similar to what the Institutional Class annual returns would be because the Administrator Class and Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown includes the higher expenses applicable to the Administrator Class. If these expenses had not been included, returns would be higher.

                                                                                                                                                                                                                                                                                                                                                                                                                            After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

                                                                                                                                                                                                                                                                                                                                                                                                                            Fund Management

Investment Adviser	Investment Sub-adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Golden Capital Management, LLC	John R. Campbell, CFA, Portfolio Manager/2007

                                                                                                                                                                                                                                                                                                                                                                                                                            For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page 8 of the Prospectus.

                                                                                                                                                                                                                                                                                                                                                                                                                            Special Small Cap Value Fund Summary

                                                                                                                                                                                                                                                                                                                                                                                                                            Investment Objective

                                                                                                                                                                                                                                                                                                                                                                                                                            The Fund seeks long-term capital appreciation.

                                                                                                                                                                                                                                                                                                                                                                                                                            Fees and Expenses

                                                                                                                                                                                                                                                                                                                                                                                                                            These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.78%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.17%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.96%
Fee Waivers	0.00%
Total Annual Fund Operating Expenses After Fee Waiver[1], [2]	0.96%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses (After Fee Waiver), excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.95% for Institutional Class. After this time, the Total Annual Fund Operating Expenses (After Fee Waiver) may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                                                                                                                                                                                                                                                                                                                                            Example of Expenses

                                                                                                                                                                                                                                                                                                                                                                                                                            The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Institutional Class
1 Year	$98
3 Years	$306
5 Years	$531
10 Years	$1,178

                                                                                                                                                                                                                                                                                                                                                                                                                            Portfolio Turnover

                                                                                                                                                                                                                                                                                                                                                                                                                            The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

                                                                                                                                                                                                                                                                                                                                                                                                                            Principal Investment Strategies

                                                                                                                                                                                                                                                                                                                                                                                                                            Under normal circumstances, we invest at least 80% of the Fund's net assets in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000 Index. The market capitalization range of the Russell 2000 Index was $13 million to $5 billion, as of December 31, 2009 and is expected to change frequently. We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

                                                                                                                                                                                                                                                                                                                                                                                                                            We look for significantly undervalued companies that we believe have the potential for above average capital growth with below average risk. Rigorous fundamental research drives our search for undervalued, high quality companies; which we define as industry leaders with strong balance sheets and superior cash flows. We utilize quantitative screens to narrow the investment universe by assessing companies' financial statement strength and looking for high cash flows and low financial leverage. Through detailed qualitative research we then identify stocks valued below their estimated intrinsic value with hidden opportunities for above-average appreciation. Typical investments include stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation. We regularly review the investments of the portfolio and may sell a portfolio holding when a stock's price nears its intrinsic value appreciation target, the macro environment becomes unfavorable, short-term downside risks increase, the company's fundamentals have deteriorated or we identify a more attractive investment opportunity.

                                                                                                                                                                                                                                                                                                                                                                                                                            Principal Investment Risks

                                                                                                                                                                                                                                                                                                                                                                                                                            Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

                                                                                                                                                                                                                                                                                                                                                                                                                            Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                                                                                                                                                                                                                                                                                                                                            Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                                                                                                                                                                                                                                                                                                                                                                            Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                                                                                                                                                                                                                                                            Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                                                                                                                                                                                                                                                                                                                                            Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                                                                                                                                                                                                                                                                                                                                                                            Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

                                                                                                                                                                                                                                                                                                                                                                                                                            Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

                                                                                                                                                                                                                                                                                                                                                                                                                            Performance

                                                                                                                                                                                                                                                                                                                                                                                                                            The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                                                                                                                                                                                                                                                                            Calendar Year Total Returns as of 12/31 each year
                                                                                                                                                                                                                                                                                                                                                                                                                            Institutional Class (Incepted on July 30, 2010)1

Highest Quarter: 3rd Quarter 2009	+23.80%
Lowest Quarter: 4th Quarter 2008	-26.02%
Year-to-date total return as of 6/30/2010 is -0.84%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	7/30/2010	30.19%	2.04%	8.70%
Institutional Class (after taxes on distributions)	7/30/2010	30.08%	0.39%	7.34%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	19.77%	1.75%	7.45%
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)		20.58%	-0.01%	8.27%
1.	Performance shown for the Institutional Class shares prior to their inception reflects the performance of the Fund's Administrator Class shares. Administrator Class annual returns are substantially similar to what the Institutional Class annual returns would be because the Administrator Class and Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown includes the higher expenses applicable to the Administrator Class. If these expenses had not been included, returns would be higher.

                                                                                                                                                                                                                                                                                                                                                                                                                            After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

                                                                                                                                                                                                                                                                                                                                                                                                                            Fund Management

Investment Adviser	Investment Sub-adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	James M. Tringas, Portfolio Manager/2002 Robert Rifkin, CFA, Portfolio Manager/2010

                                                                                                                                                                                                                                                                                                                                                                                                                            Summary of Important Information Regarding Purchase and Sale of Fund Shares

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

                                                                                                                                                                                                                                                                                                                                                                                                                            Minimum Initial Investment
                                                                                                                                                                                                                                                                                                                                                                                                                            Institutional Class: $5 million (certain eligible investors may not be subject to a minimum initial investment)

                                                                                                                                                                                                                                                                                                                                                                                                                            Minimum Additional Investment
                                                                                                                                                                                                                                                                                                                                                                                                                            Institutional Class: None

                                                                                                                                                                                                                                                                                                                                                                                                                            Opening an Account
                                                                                                                                                                                                                                                                                                                                                                                                                            Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

                                                                                                                                                                                                                                                                                                                                                                                                                            In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

                                                                                                                                                                                                                                                                                                                                                                                                                            Tax Information

                                                                                                                                                                                                                                                                                                                                                                                                                            Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

                                                                                                                                                                                                                                                                                                                                                                                                                            Payments to Broker-Dealers and Other Financial Intermediaries

                                                                                                                                                                                                                                                                                                                                                                                                                            If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                                                                                                                                                                                                                                                                                                                                                                            The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

                                                                                                                                                                                                                                                                                                                                                                                                                            The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

                                                                                                                                                                                                                                                                                                                                                                                                                            Key Fund Information

                                                                                                                                                                                                                                                                                                                                                                                                                            This Prospectus contains information about certain Funds within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

                                                                                                                                                                                                                                                                                                                                                                                                                            In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

                                                                                                                                                                                                                                                                                                                                                                                                                            Investment Objective, Principal Investments and Principal Investment Strategies

                                                                                                                                                                                                                                                                                                                                                                                                                            The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

                                                                                                                                                                                                                                                                                                                                                                                                                              what the Fund is trying to achieve;

                                                                                                                                                                                                                                                                                                                                                                                                                                how we intend to invest your money; and

                                                                                                                                                                                                                                                                                                                                                                                                                                  what makes the Fund different from the other Funds offered in this Prospectus.

                                                                                                                                                                                                                                                                                                                                                                                                                                  This section also provides a summary of each Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets" are measured as percentages of net assets plus borrowings for investment purposes. The investment policy of the Funds concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

                                                                                                                                                                                                                                                                                                                                                                                                                                  Principal Risk Factors

                                                                                                                                                                                                                                                                                                                                                                                                                                  This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

                                                                                                                                                                                                                                                                                                                                                                                                                                  Small/Mid Cap Core Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Investment Sub-Adviser	Golden Capital Management, LLC
Portfolio Manager	John R. Campbell, CFA
Fund Inception	December 17, 2007
Institutional Class	Ticker: ECONX	Fund Number: 4141

                                                                                                                                                                                                                                                                                                                                                                                                                                  Investment Objective

                                                                                                                                                                                                                                                                                                                                                                                                                                  The Fund seeks long-term capital appreciation.

                                                                                                                                                                                                                                                                                                                                                                                                                                  Principal Investments

                                                                                                                                                                                                                                                                                                                                                                                                                                  Under normal circumstances, we invest:

                                                                                                                                                                                                                                                                                                                                                                                                                                    at least 80% of the Fund's net assets in equity securities or small to medium-capitalization companies.

                                                                                                                                                                                                                                                                                                                                                                                                                                    Principal Investment Strategies

                                                                                                                                                                                                                                                                                                                                                                                                                                    We invest principally in equity securities of small to medium-sized capitalization companies and seek to maintain a dollar-weighted average market capitalization that falls within the range of the Russell 2500® Index. The market capitalization range of the Russell 2500® Index was $13 million to $11 billion, as of December 31, 2009, and is expected to change frequently. Generally, we avoid investments in issuers for which the primary industry classification is alcohol, gaming or tobacco. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

                                                                                                                                                                                                                                                                                                                                                                                                                                    We utilize a combination of quantitative methods and fundamental analysis to select a core portfolio of small- to medium-capitalization companies that we believe are relatively undervalued and exhibit the likelihood to meet or exceed future earnings expectations. Our quantitative analysis is based on a proprietary total composite model that considers valuation, earnings and trading momentum characteristics to rank securities. Stocks that are attractively ranked by the total composite model are candidates for purchase.  Such candidates undergo further qualitative analysis, which may include an evaluation of a company's management strength, products and/or services, competition and risk profile. In general, a stock may be sold if it has declining earnings expectations or a significantly overvalued stock price, as indicated by lower rankings within the total composite model. Upon the sale of any security, we seek to invest the proceeds in the most attractive security, in light of all relevant considerations, in which the Fund may invest in accordance with the Fund's investment restrictions. We may actively trade portfolio securities.

                                                                                                                                                                                                                                                                                                                                                                                                                                    The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                                                                                                                                                                                                                                                                                                                                                                                                    Principal Risk Factors

                                                                                                                                                                                                                                                                                                                                                                                                                                    The Fund is primarily subject to the risks mentioned below.

Active Trading Risk Counter-Party Risk Derivatives Risk Growth Style Investment Risk Issuer Risk Leverage Risk	Liquidity Risk Management Risk Market Risk Regulatory Risk Smaller Company Securities Risk Value Style Investment Risk

                                                                                                                                                                                                                                                                                                                                                                                                                                    These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                                                                                                                                                                                                                                                                                                                                                                                                    Special Small Cap Value Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Investment Sub-Adviser	Wells Capital Management Incorporated
Portfollio Manager	James M. Tringas, CFA Robert Rifkin, CFA
Fund Inception	May 7, 1993
Institutional Class	Ticker: ESPNX	Fund Number: 4143

                                                                                                                                                                                                                                                                                                                                                                                                                                    Investment Objective

                                                                                                                                                                                                                                                                                                                                                                                                                                    The Fund seeks long-term capital appreciation.

                                                                                                                                                                                                                                                                                                                                                                                                                                    Principal Investments

                                                                                                                                                                                                                                                                                                                                                                                                                                    Under normal circumstances, we invest:

                                                                                                                                                                                                                                                                                                                                                                                                                                      at least 80% of the Fund's net assets in equity securities of small-capitalization companies.

                                                                                                                                                                                                                                                                                                                                                                                                                                      Principal Investment Strategies

                                                                                                                                                                                                                                                                                                                                                                                                                                      We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000 Index. The market capitalization range of the Russell 2000 Index was $13 million to $5 billion, as of December 31, 2009, and is expected to change frequently. We may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

                                                                                                                                                                                                                                                                                                                                                                                                                                      We look for significantly undervalued companies that we believe have the potential for above average capital growth with below average risk. Rigorous fundamental research drives our search for undervalued, high quality companies; which we define as industry leaders with strong balance sheets and superior cash flows. We utilize quantitative screens to narrow the investment universe by assessing companies' financial statement strength and looking for high cash flows and low financial leverage. Through detailed qualitative research we then identify stocks valued below their estimated intrinsic value with hidden opportunities for above-average appreciation. Typical investments include stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation. We regularly review the investments of the portfolio and may sell a portfolio holding when a stock's price nears its intrinsic value appreciation target, the macro environment becomes unfavorable, short-term downside risks increase, the company's fundamentals have deteriorated or we identify a more attractive investment opportunity.

                                                                                                                                                                                                                                                                                                                                                                                                                                      The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                                                                                                                                                                                                                                                                                                                                                                                                      Principal Risk Factors

                                                                                                                                                                                                                                                                                                                                                                                                                                      The Fund is primarily subject to the risks mentioned below.

Derivatives Risk Issuer Risk Liquidity Risk Management Risk	Market Risk Regulatory Risk Smaller Company Securities Risk Value Style Investment Risk

                                                                                                                                                                                                                                                                                                                                                                                                                                      These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                                                                                                                                                                                                                                                                                                                                                                                                      Description of Principal Investment Risks

                                                                                                                                                                                                                                                                                                                                                                                                                                      Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

                                                                                                                                                                                                                                                                                                                                                                                                                                      Active Trading Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                      Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

                                                                                                                                                                                                                                                                                                                                                                                                                                      Counter-Party Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                      When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

                                                                                                                                                                                                                                                                                                                                                                                                                                      Derivatives Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                      The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Certain derivative positions may be difficult to close out when a Fund's portfolio manager may believe it would be appropriate to do so. Certain derivative positions, e.g., over-the-counter swaps, are subject to counterparty risk.

                                                                                                                                                                                                                                                                                                                                                                                                                                      Growth Style Investment Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                      Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

                                                                                                                                                                                                                                                                                                                                                                                                                                      Issuer Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                      The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

                                                                                                                                                                                                                                                                                                                                                                                                                                      Leverage Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                      Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

                                                                                                                                                                                                                                                                                                                                                                                                                                      Liquidity Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                      A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                                                                                                                                                                                                                                                                                                                                                                                      Management Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                      We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

                                                                                                                                                                                                                                                                                                                                                                                                                                      Market Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                      The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

                                                                                                                                                                                                                                                                                                                                                                                                                                      Regulatory Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                      Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

                                                                                                                                                                                                                                                                                                                                                                                                                                      Smaller Company Securities Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                      Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

                                                                                                                                                                                                                                                                                                                                                                                                                                      Value Style Investment Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                      Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

                                                                                                                                                                                                                                                                                                                                                                                                                                      Portfolio Holdings Information

                                                                                                                                                                                                                                                                                                                                                                                                                                      A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                                                                                                                                                                                                                                                                                      Organization and Management of the Funds

                                                                                                                                                                                                                                                                                                                                                                                                                                      About Wells Fargo Funds Trust

                                                                                                                                                                                                                                                                                                                                                                                                                                      The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

                                                                                                                                                                                                                                                                                                                                                                                                                                      The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, other service providers may be changed by the Board without shareholder approval.

                                                                                                                                                                                                                                                                                                                                                                                                                                      The Investment Adviser

                                                                                                                                                                                                                                                                                                                                                                                                                                      Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees."

                                                                                                                                                                                                                                                                                                                                                                                                                                      For a Fund's most recent fiscal year end, the advisory fee paid to Evergreen Investment Management Company, LLC, the investment advisor to the Fund's predecessor, was as follows:

Advisory Fees Paid
As a % of average daily net assets
Small/Mid Cap Core Fund	0.00%
Special Small Cap Value Fund	0.70%

                                                                                                                                                                                                                                                                                                                                                                                                                                      Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

                                                                                                                                                                                                                                                                                                                                                                                                                                      For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve gains or outperformance.

                                                                                                                                                                                                                                                                                                                                                                                                                                      Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator and principal underwriter.

                                                                                                                                                                                                                                                                                                                                                                                                                                      These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

                                                                                                                                                                                                                                                                                                                                                                                                                                      The Sub-Advisers and Portfolio Managers

                                                                                                                                                                                                                                                                                                                                                                                                                                      The following sub-advisers and portfolio managers perform day-to-day investment management activities for the Funds. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

                                                                                                                                                                                                                                                                                                                                                                                                                                      Wells Capital Management Incorporated (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Special Small Cap Value Fund. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of this Fund. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

James M. Tringas, CFA, CPA Special Small Cap Value Fund

                                                                                                                                                                                                                                                                                                                                                                                                                                      Mr. Tringas is Managing Director and Senior Portfolio Manager with the Small Cap Value team of Wells Capital Management's Equity Management group. He has been with Wells Capital Management or one of its predecessor firms since 1994. This experience includes serving as a Portfolio Manager with Wachovia Asset Management group (1994-2001). Previously, he served as a Senior Consultant in the Personal Financial Group of Ernst Young (1990-1994). Mr. Tringas has been working in the investment management field since 1994. He received both a BS (1988) and a MS (1990) in accounting from the University of Florida. He has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute. He is also a Certified Public Accountant; he received his CPA license from the State of Florida in 1991. He is a member of the Boston Society of Financial Analysts and the AICPA.

Robert Rifkin, CFA Special Small Cap Value Fund

                                                                                                                                                                                                                                                                                                                                                                                                                                      Mr. Rifkin is a portfolio manager for the Special Small Cap Value portfolio at Wells Capital Management. He also serves as a senior analyst for the Special Mid Cap Value portfolio. He joined Wells Capital Management from Evergreen Investments, where he served in a similar role since 1997. He served as a municipal bond analyst with Standard & Poor's. He began his investment industry career in 1985 as an analyst with Prudential-Bache Securities, and earned a bachelor's degree in economics from the University of Pennsylvania and a master's degree in business administration from the Yale School of Management. He has earned the right to use the CFA designation and is a member of the Boston Security Analysts Society.

                                                                                                                                                                                                                                                                                                                                                                                                                                      Golden Capital Management, LLC ("Golden Capital") is the sub-adviser to the Special Small Cap Value Fund. Golden Capital (originally Golden Capital Management, a division of Smith Asset Management Group) was founded in 1999 by Greg W. Golden, currently President, CEO and member of the investment team, and Jeffrey Moser, currently Chief Investment Officer and member of the investment team. Golden Capital is located at 5 Resource Square, Suite 400, 10715 David Taylor Drive, Charlotte, North Carolina 28262. Alternative Strategies, Inc., a wholly owned subsidiary of Wells Fargo, owns a 45% minority stake interest in Golden Capital.

John R. Campbell, CFA Small/Mid Cap Core Fund

                                                                                                                                                                                                                                                                                                                                                                                                                                      Mr. Campbell is the lead portfolio manager for Golden Capital's All Cap Core, Mid Cap Core, and SMID Cap Core strategies, and is responsible for managing the Small/Mid Cap Core Fund which he has managed since 2007. He joined the firm in March 2006 with over 12 years of experience in the investment industry. Prior to joining Golden Capital, Mr. Campbell served as Vice President-Investment Management at Placemark Investments where he was instrumental in the development, testing, and implementation of a quantitative investment process to deliver customized and tax-efficient managed account solutions and served as the lead portfolio manager. Mr. Campbell earned a BS in nuclear engineering from Texas A&M University and an MBA from Southern Methodist University where he graduated with honors. He also holds the Chartered Financial Analyst designation and is a member of the CFA Institute.

                                                                                                                                                                                                                                                                                                                                                                                                                                      Dormant Multi-Manager Arrangement

                                                                                                                                                                                                                                                                                                                                                                                                                                      The Board has adopted a "multi-manager" arrangement for the Funds. Under this arrangement, each Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

                                                                                                                                                                                                                                                                                                                                                                                                                                      Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

                                                                                                                                                                                                                                                                                                                                                                                                                                      Compensation to Dealers and Shareholders Servicing Agents

                                                                                                                                                                                                                                                                                                                                                                                                                                      Additional Payments to Dealers
                                                                                                                                                                                                                                                                                                                                                                                                                                       In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

                                                                                                                                                                                                                                                                                                                                                                                                                                      In return for these Additional Payments, the Funds' adviser and distributor expect the Funds to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

                                                                                                                                                                                                                                                                                                                                                                                                                                      Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

                                                                                                                                                                                                                                                                                                                                                                                                                                      The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

                                                                                                                                                                                                                                                                                                                                                                                                                                      The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Funds' distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

                                                                                                                                                                                                                                                                                                                                                                                                                                      More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                                                                                                                                                                                                                                                                                      Pricing Fund Shares

                                                                                                                                                                                                                                                                                                                                                                                                                                      The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                                                                                                                                                                                                                                                                                                                                                                                                                                      With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

                                                                                                                                                                                                                                                                                                                                                                                                                                      With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

                                                                                                                                                                                                                                                                                                                                                                                                                                      We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

                                                                                                                                                                                                                                                                                                                                                                                                                                      In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

                                                                                                                                                                                                                                                                                                                                                                                                                                      How to Buy Shares

                                                                                                                                                                                                                                                                                                                                                                                                                                      Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds. Specific eligibility requirements that apply to these entities include:

                                                                                                                                                                                                                                                                                                                                                                                                                                        Employee benefit plan programs that have at least $100 million in plan assets;

                                                                                                                                                                                                                                                                                                                                                                                                                                          Broker-dealer managed account or wrap programs that charge an asset-based fee and have program assets of at least $100 million;

                                                                                                                                                                                                                                                                                                                                                                                                                                            Registered investment adviser mutual fund wrap programs that charge an asset-based fee and have program assets of at least $100 million;

                                                                                                                                                                                                                                                                                                                                                                                                                                              Internal Revenue Code Section 529 college savings plan accounts;

                                                                                                                                                                                                                                                                                                                                                                                                                                              Fund of Funds including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM);

                                                                                                                                                                                                                                                                                                                                                                                                                                                Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;

                                                                                                                                                                                                                                                                                                                                                                                                                                                  Institutions who invest a minimum initial amount of $5 million in a Fund; and

                                                                                                                                                                                                                                                                                                                                                                                                                                                    Under certain circumstances and for certain groups as detailed in the Funds' Statement of Additional Information.

Institutions Purchasing Shares Directly	Opening an Account	Adding to an Account
By Telephone or Internet

                                                                                                                                                                                                                                                                                                                                                                                                                                                    A new account may not be opened by telephone or internet unless the institution has another Wells Fargo Advantage Fund account. If the institution does not currently have an account, contact your investment representative.

                                                                                                                                                                                                                                                                                                                                                                                                                                                    To buy additional shares or to buy
                                                                                                                                                                                                                                                                                                                                                                                                                                                    shares in a new Fund:

                                                                                                                                                                                                                                                                                                                                                                                                                                                      Call Investor Services at 1-800-222-8222 or

                                                                                                                                                                                                                                                                                                                                                                                                                                                      Call 1-800-368-7550 for the automated phone system or

                                                                                                                                                                                                                                                                                                                                                                                                                                                      Visit our Web site at www.wellsfargo.com/ advantagefunds

By Wire

                                                                                                                                                                                                                                                                                                                                                                                                                                                        Complete and sign the Institutional Class account application.

                                                                                                                                                                                                                                                                                                                                                                                                                                                        Call Investor Services at 1-800-222-8222 for faxing instructions.

                                                                                                                                                                                                                                                                                                                                                                                                                                                        Use the following wiring instructions: State Street Bank & Trust Boston, MA Bank Routing Number: ABA 011000028 Wire Purchase Account: 9905-437-1 Attention: Wells Fargo Advantage Funds (Name of Fund, Account Number) Account Name: Provide your name as registered on the Fund account.

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

                                                                                                                                                                                                                                                                                                                                                                                                                                                        Special Considerations When Investing Through Financial Intermediaries:
                                                                                                                                                                                                                                                                                                                                                                                                                                                         If a financial intermediary purchases Institutional Class shares on your behalf, you should understand the following:

                                                                                                                                                                                                                                                                                                                                                                                                                                                          Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

                                                                                                                                                                                                                                                                                                                                                                                                                                                          Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for Institutional Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers' beneficial ownership of the shares.

                                                                                                                                                                                                                                                                                                                                                                                                                                                          Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

                                                                                                                                                                                                                                                                                                                                                                                                                                                          Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

                                                                                                                                                                                                                                                                                                                                                                                                                                                            U.S. Dollars Only. All payment must be made in U.S. dollars and all checks must be drawn on U.S. banks.

                                                                                                                                                                                                                                                                                                                                                                                                                                                            Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

                                                                                                                                                                                                                                                                                                                                                                                                                                                              Earnings Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

                                                                                                                                                                                                                                                                                                                                                                                                                                                              How to Sell Shares

                                                                                                                                                                                                                                                                                                                                                                                                                                                              Institutional Class shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

Institutions Selling Shares Directly	To Sell Some or All of Your Shares
By Telephone / Electronic Funds Transfer (EFT)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                To speak with an investor services representative call 1-800-222-8222 or use the automated phone system at 1-800-368-7550.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

By Wire

                                                                                                                                                                                                                                                                                                                                                                                                                                                                      To arrange for a Federal Funds wire, call 1-800-222-8222.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Redemption proceeds are usually wired to the financial intermediary the following business day.

By Internet	Visit our Web site at www.wellsfargo.com/advantagefunds.
Through Your Investment Representative	Contact your investment representative.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                          General Notes for Selling Shares

                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Proper Form. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Earnings Distributions. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through Electronic Funds Transfer, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Redemption in Kind. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the Investment Company Act of 1940, and the rules thereunder. The redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                              How to Exchange Shares

                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Frequent Purchases and Redemptions of Fund Shares

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be "blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Money market funds;

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Ultra short funds (includes Adjustable Rate Government Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund);

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Purchases of shares through dividend reinvestments;

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Rebalancing transactions within certain asset allocation or "wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Transactions initiated by a registered "fund of funds" or Section 529 Plan into an underlying fund investment;

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Purchases below $5,000 (including purchases that are part of an exchange transaction).

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliates that are used exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Account Policies

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Advance Notice of Large Transactions
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Householding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Retirement Accounts
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Small Account Redemptions
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so,we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Statements and Confirmations
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Electronic Delivery of Fund Documents
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     You may elect to receive your Fund's prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Fund's Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Fund's Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Statement Inquiries
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Authorizations
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    USA PATRIOT Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Distributions

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    The Funds generally make distributions of any net investment income and any realized net capital gains at least annually. Please contact your institution for distribution options. Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Taxes

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting a Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax, as long as certain holding period requirements are met. These reduced rates of tax will expire after December 31, 2010. Maximum long-term capital gain income tax rates are scheduled to rise to 20% in 2011, 18% for assets held more than 5 years. Due to recent legislation, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Fund has built up, or have the potential to build up, high levels of unrealized appreciation.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Additional Performance Information

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    This section contains additional information regarding performance of the Funds. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries. The sub-section below titled "Share Class Performance" provides history for specified share classes of certain Funds.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Index Descriptions
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    The "Average Annual Total Returns" table in each Fund's Fund Summary compares the Fund's returns with those of at least one broad-based market index. Below are descriptions of each such index. You cannot invest directly in an index.

Russell 2000® Value Index	The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2500(TM) Index

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    The Russell 2500(TM) Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index, which represents approximately 16% of the total market capitalization of the Russell 3000® Index.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Share Class Performance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     The performance history of share classes of certain Funds is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summaries. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of an applicable Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Small/Mid Cap Core Fund - The inception date of the Institutional Class shares was July 30, 2010. Performance shown for the Institutional Class shares prior to their inception reflects the performance of the Fund's Administrator Class shares. The Administrator Class annual returns are substantially similar to what the Institutional Class annual returns would be because the Administrator Class and Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Administrator Class prior to July 16, 2010 is based on the performance of the Fund's predecessor, Evergreen Golden Core Opportunities Fund.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Special Small Cap Value Fund - The inception date of the Institutional Class shares was July 30, 2010. Performance shown for the Institutional Class shares prior to their inception reflects the performance of the Fund's Administrator Class shares. The Administrator Class annual returns are substantially similar to what the Institutional Class annual returns would be because the Administrator Class and Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown includes the higher expenses applicable to the Adminstrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Administrator Class of the Fund prior to July 16, 2010 is based on the performance of the Fund's predecessor, Evergreen Special Values Fund.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. Each Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Financial Highlights

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Because Institutional Class shares of the Funds did not exist prior to July 30, 2010, financial highlights are not available for this class of the Funds.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        FOR MORE INFORMATION

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        More information on a Fund is available free upon request, including the following documents:

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Statement of Additional Information (SAI)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Annual/Semi-Annual Reports
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        To obtain copies of the above documents or for more information about
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Wells Fargo Advantage Funds, contact us:

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        By telephone:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Individual Investors: 1-800-222-8222
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Retail Investment Professionals: 1-888-877-9275
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Institutional Investment Professionals: 1-866-765-0778

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        By e-mail: wfaf@wellsfargo.com

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        By mail:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Wells Fargo Advantage Funds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        P.O. Box 8266
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Boston, MA 02266-8266

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        On the Internet:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        www.wellsfargo.com/advantagefunds

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        From the SEC:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Visit the SEC's Public Reference Room in Washington,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        DC (phone 1-202-551-8090 for operational information for the SEC's Public Reference Room) or the SEC's Internet site at www.sec.gov.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        To obtain information for a fee, write or email:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        SEC's Public Reference Section
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        100 "F" Street, NE
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Washington, DC 20549-0102
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        publicinfo@sec.gov

© 2010 Wells-Fargo Funds Management, LLC. All rights reserved	www.wellsfargo.com/advantagefunds	F70SCIT/P204F 07-10 ICA Reg. No. 811-09253

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Prospectus

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        July 30, 2010

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Institutional Class

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         Wells Fargo Advantage Funds® - Equity Gateway Funds

Small Company Value Fund
Institutional Class - SCVNX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Fund Summary

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        A summary of information about the Fund, including: investment objective, fees and expenses, portfolio turnover, principal investment strategies and principal risks.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        The Fund

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Information about the Fund you should know before investing, including: investment objective, principal investments, principal investment strategies and principal risks.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Organization and Management of the Fund

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Information about the Fund's organization and the companies managing your money.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Your Account

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Information about how Fund shares are priced and how to buy, sell and exchange Fund shares.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Other information

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Information about distributions, taxes and financial highlights.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Small Company Value Fund

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Investment Objective

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        The Fund seeks long-term capital appreciation.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Fees and Expenses

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.80%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.07%
Fee Waivers	0.07%
Total Annual Fund Operating Expenses After Fee Waiver[1][2]	1.00%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through September 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding brokerage commissions, interest, taxes, and extraordinary expenses, do not exceed Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Example of Expenses

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Institutional Class
1 Year	$102
3 Years	$333
5 Years	$583
10 Years	$1,299

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Portfolio Turnover

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 99% of the average value of its portfolio.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Principal Investment Strategies

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        The Fund is a gateway fund that invests substantially all of its assets in the Small Company Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index. The market capitalization range of the Russell® 2000 Index was $78 million to $1.7 billion, as of May 30, 2009, and is expected to change frequently. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        We seek to identify the least expensive small cap stocks across different sectors. To narrow the universe of possible candidates, we use a proprietary, quantitative screening process to emphasize companies exhibiting traditional value characteristics and to rank stocks within each sector based on these criteria. This valuation analysis allows us to focus our fundamental research efforts on the stocks that we believe are the most undervalued relative to their respective small cap peer group. We analyze each company's fundamental operating characteristics (such as price to earnings ratios, cash flows, company operations, including company prospects and profitability) to identify those companies that are the most promising within their peer group based on factors that have historically determined subsequent outperformance for a given sector. Fundamental research is primarily conducted through financial statement analysis and meetings with company management, however, third-party research is also used for due diligence purposes. We may sell a stock when it becomes fairly valued or when signs of fundamental deterioration appear.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Principal Investment Risks

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Performance

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Calendar Year Total Returns as of 12/31 each year
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Institutional Class (incepted on July 30, 2010)1

Highest Quarter: 2nd Quarter 2009	+34.35%
Lowest Quarter: 4th Quarter 2008	-31.67%
Year-to-date total return as of 6/30/2010 is +0.48%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	7/30/2010	45.23%	-1.21%	8.40%
Institutional Class (after taxes on distributions)	7/30/2010	45.23%	-2.36%	7.53%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	29.40%	-1.23%	7.24%
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)		20.58%	-0.01%	8.27%
1.	Performance shown for the Institutional Class shares prior to their inception reflects the performance of the Fund's Administrator Class shares. Administrator Class annual returns are substantially similar to what the Institutional Class annual returns would be because the Administrator Class and Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown includes the higher expenses applicable to the Administrator Class. If these expenses had not been included, returns would be higher.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Peregrine Capital Management, Inc.	Jason R. Ballsrud, CFA, Portfolio Manager/2005
Tasso H. Coin, Jr., CFA, Portfolio Manager/2002
Douglas G. Pugh, CFA, Portfolio Manager/2002

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        References to the investment activities of a gateway fund are intended to refer to the investment activities of the master portfolio(s) in which it invests.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Summary of Important Information Regarding Purchase and Sale of Fund Shares

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Transaction Policies

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Institutional Class shares are offered for primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Minimum Initial Investment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Institutional Class: $5 million (certain eligible investors may not be subject to a minimum initial investment)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Minimum Additional Investment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Institutional Class: None

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Opening an Account
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston,MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Tax Information

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Payments to Broker-Dealers and Other Financial Intermediaries

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        The Fund is distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Key Fund Information

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        This Prospectus contains information about a certain Fund within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Investment Objective, Principal Investments and Principal Investment Strategies

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        The investment objective of the Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for the Fund tells you:

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          what the Fund is trying to achieve; and

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            how we intend to invest your money.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            This section also provides a summary of the Fund's principal investment policies and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. The investment policy of the Fund concerning "80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Principal Risk Factors

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Master/Gateway® Structure

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            The Fund is a gateway fund in a Master/Gateway structure. This structure is more commonly known as a master/feeder structure. In this structure, a gateway or feeder fund invests substantially all of its assets in one or more master portfolios or other Funds of Wells Fargo Advantage Funds, and may invest directly in securities, to achieve its investment objective. Multiple gateway funds investing in the same master portfolio or Fund can enhance their investment opportunities and reduce their expense ratios by sharing the costs and benefits of a larger pool of assets. References to the investment activities of a gateway fund are intended to refer to the investment activities of the master portfolio(s) in which it invests.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Small Company Value Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Sub-Adviser	Peregrine Capital Management, Inc.
Portfolio Managers	Jason R. Ballsrud, CFA Tasso H. Coin, Jr., CFA Douglas G. Pugh, CFA
Fund Inception	June 1, 1997
Institutional Class	Ticker: SCVNX	Fund Number: 4142

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Investment Objective

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            The Fund seeks long-term capital appreciation.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Principal Investments

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Under normal circumstances, we invest:

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              at least 80% of the Fund's net assets in equity securities of small-capitalization companies.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Principal Investment Strategies

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The Fund is a gateway fund that invests substantially all of its assets in the Small Company Value Portfolio, a master portfolio with a substantially identical investment objective and substantially similar investment strategies. We may invest in additional master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index. The market capitalization range of the Russell® 2000 Index was $78 million to $1.7 billion, as of May 30, 2009, and is expected to change frequently. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              We seek to identify the least expensive small cap stocks across different sectors. To narrow the universe of possible candidates,we use a proprietary, quantitative screening process to emphasize companies exhibiting traditional value characteristics and to rank stocks within each sector based on these criteria. This valuation analysis allows us to focus our fundamental research efforts on the stocks that we believe are the most undervalued relative to their respective small cap peer group. We analyze each company's fundamental operating characteristics (such as price to earnings ratios, cash flows, company operations, including company prospects and profitability) to identify those companies that are the most promising within their peer group based on factors that have historically determined subsequent outperformance for a given sector. Fundamental research is primarily conducted through financial statement analysis and meetings with company management, however, third-party research is also used for due diligence purposes. We may sell a stock when it becomes fairly valued or when signs of fundamental deterioration appear.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Principal Risk Factors

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Derivatives Risk Issuer Risk Leverage Risk Liquidity Risk	Management Risk Market Risk Regulatory Risk Smaller Company Securities Risk Value Style Investment Risk

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Description of Principal Investment Risks

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on the Fund as a whole are called "principal risks." The principal risks for the Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Counter-Party Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Derivatives Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Certain derivative positions may be difficult to close out when a Fund's portfolio manager may believe it would be appropriate to do so. Certain derivative positions, e.g., over-the-counter swaps, are subject to counterparty risk.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Issuer Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Leverage Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Liquidity Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Management Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Market Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Regulatory Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Smaller Company Securities Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Value Style Investment Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Portfolio Holdings Information

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Fund's Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for the Fund. The substance of the information contained in such commentaries will also be posted to the Fund's Web site at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Organization and Management of the Fund

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              About Wells Fargo Funds Trust

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises the Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The Board supervises the Fund and approves the selection of various companies hired to manage the Fund's operations. Except for the Fund's investment advisers, which generally may be changed only with shareholder approval, other service providers may be changed by the Board without shareholder approval.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The Investment Adviser

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreements for the Fund is available in the Fund's semi-annual report for the fiscal half-year ended April 30, 2010.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              For the Fund's most recent fiscal year end, the advisory fee paid to Funds Management was as follows:

Advisory Fees Paid
As a % of average daily net assets
Wells Fargo Advantage Small Company Value Fund	0.00%

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Fund and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              For example, certain investments may be appropriate for the Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various other client and proprietary accounts may at times take positions that are adverse to the Fund. Funds Management applies various policies to address these situations, but the Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their other clients achieve gains or outperformance.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator and principal underwriter.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage the Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The Sub-Adviser and Portfolio Managers

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The following sub-adviser and portfolio managers perform day-to-day investment management activities for the Fund. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Fund. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Fund.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Peregrine Capital Management, Inc. (Peregrine), an affiliate of Funds Management and direct wholly owned subsidiary of Wells Fargo & Company, located at 800 LaSalle Avenue, Suite 1850, Minneapolis, MN 55402, is the investment sub-adviser for the Fund. Accordingly, Peregrine is responsible for the day-to-day investment management activities of the Fund. Peregrine is a registered investment adviser that provides investment advisory services to corporate and public pension plans, profit sharing plans, savings investment plans, 401(k) Plans, foundations and endowments.

Jason R. Ballsrud, CFA Small Company Value Fund

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Mr. Ballsrud is jointly responsible for managing the Fund, which he has managed since 2005. Mr. Ballsrud is currently a portfolio manager for the Small Cap Value style. He joined Peregrine in 1997 as a research analyst. Education: B.S., Finance, University of Minnesota; M.B.A., Finance, University of Minnesota.

Tasso H. Coin, Jr., CFA Small Company Value Fund	Mr. Coin is jointly responsible for managing the Fund, which he has managed since 2002. Mr.Coin joined Peregrine in 1995 as a senior vice president. Education: B.A., Economics, Loyola University.
Douglas J. Pugh, CFA Small Company Value Fund

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Mr. Pugh is jointly responsible for managing the Fund, which he has managed since 2002. Mr. Pugh joined Peregrine in 1997 as a Senior Vice President. Education: B.S.B.A., Drake University; M.B.A., University of Minnesota.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Dormant Investment Advisory Arrangement

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Under the investment advisory contract for the Fund, Funds Management does not receive any compensation from the Fund as long as the Fund continues to invest, as it does today, substantially all of its assets in a single master portfolio. Under this structure, Funds Management receives only an advisory fee from the master portfolio. If the Fund were to change its investment structure so that it begins to invest substantially all of its assets in two or more master portfolios, Funds Management would be entitled to receive an annual fee of 0.25% of the Fund's average daily net assets for providing investment advisory services to the Fund, including the determination of the asset allocations of the Fund's investments in the various master portfolios.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Compensation to Dealers and Shareholders Servicing Agents

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Additional Payments to Dealers
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               In addition to dealer reallowances and payments made by the Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or its affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              In return for these Additional Payments, the Fund's adviser and distributor expect the Fund to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The Additional Payments may create potential conflicts of interests between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above.The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Fund's distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Pricing Fund Shares

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              How to Buy Shares

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Institutional Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Fund. Specific eligibility requirements that apply to these entities include:

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Employee benefit plan programs that have at least $100 million in plan assets;

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Broker-dealer managed account or wrap programs that charge an asset-based fee and have program assets of at least $100 million;

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Registered investment adviser mutual fund wrap programs that charge an asset-based fee and have program assets of at least $100 million;

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Internal Revenue Code Section 529 college savings plan accounts;

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Fund of Funds including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM);

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Institutions who invest a minimum initial amount of $5 million in a Fund; and

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Under certain circumstances and for certain groups as detailed in the Funds' Statement of Additional Information.

Institutions Purchasing Shares Directly	Opening an Account	Adding to an Account
By Telephone or Internet

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            A new account may not be opened by telephone or internet unless the institution has another Wells Fargo Advantage Fund account. If the institution does not currently have an account, contact your investment representative.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            To buy additional shares or to buy
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            shares in a new Fund:

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Call Investor Services at 1-800-222-8222 or

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Call 1-800-368-7550 for the automated phone system or

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Visit our Web site at www.wellsfargo.com/ advantagefunds

By Wire

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Complete and sign the Institutional Class account application.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Call Investor Services at 1-800-222-8222 for faxing instructions.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Use the following wiring instructions: State Street Bank & Trust Boston, MA Bank Routing Number: ABA 011000028 Wire Purchase Account: 9905-437-1 Attention: Wells Fargo Advantage Funds (Name of Fund, Account Number) Account Name: Provide your name as registered on the Fund account.

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Special Considerations When Investing Through Financial Intermediaries:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 If a financial intermediary purchases Institutional Class shares on your behalf, you should understand the following:

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for Institutional Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers' beneficial ownership of the shares.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Fund and for delivering required payment on a timely basis.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Fund, and for transmitting shareholder voting instructions to the Fund.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          U.S. Dollars Only. All payment must be made in U.S. dollars and all checks must be drawn on U.S. banks.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Earnings Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              How to Sell Shares

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Institutional Class shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

Institutions Selling Shares Directly	To Sell Some or All of Your Shares
By Telephone / Electronic Funds Transfer (EFT)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                To speak with an investor services representative call 1-800-222-8222 or use the automated phone system at 1-800-368-7550.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

By Wire

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      To arrange for a Federal Funds wire, call 1-800-222-8222.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Redemption proceeds are usually wired to the financial intermediary the following business day.

By Internet	Visit our Web site at www.wellsfargo.com/advantagefunds.
Through Your Investment Representative	Contact your investment representative.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          General Notes for Selling Shares

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Proper Form. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Earnings Distributions. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through Electronic Funds Transfer, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Redemption in Kind. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the Investment Company Act of 1940, and the rules thereunder. The redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              How to Exchange Shares

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Frequent Purchases and Redemptions of Fund Shares

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The Fund reserves the right to reject any purchase or exchange order for any reason. The Fund is not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The Fund actively discourages and takes steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Fund's policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Fund takes steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be "blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Money market funds;

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Ultra-short funds (includes Adjustable Rate Government Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund);

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Purchases of shares through dividend reinvestments;

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Rebalancing transactions within certain asset allocation or "wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Transactions initiated by a registered "fund of funds" or Section 529 Plan into an underlying fund investment;

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Purchases below $5,000 (including purchases that are part of an exchange transaction).

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliates that are used exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Account Policies

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Advance Notice of Large Transactions
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Householding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Retirement Accounts
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Small Account Redemptions
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so,we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Statements and Confirmations
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Electronic Delivery of Fund Documents
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     You may elect to receive your Fund's prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Fund's Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Fund's Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Statement Inquiries
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Authorizations
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    USA PATRIOT Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Distributions

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    The Fund generally makes distributions of any net investment income and any realized net capital gains at least annually. Please contact your institution for distribution options. Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Taxes

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting a Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax, as long as certain holding period requirements are met. These reduced rates of tax will expire after December 31, 2010. Maximum long-term capital gain income tax rates are scheduled to rise to 20% in 2011, 18% for assets held more than 5 years. Due to recent legislation, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Fund has built up, or have the potential to build up, high levels of unrealized appreciation.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Master/Gateway® Structure

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    The Fund is a gateway fund in a Master/Gateway structure. This structure is more commonly known as a master/feeder structure. In this structure, a gateway or feeder fund invests substantially all of its assets in a master portfolio of Wells Fargo Master Trust or other stand-alone funds of Wells Fargo Advantage Funds whose objectives and investment strategies are consistent with the gateway fund's investment objective and strategies. Through this structure, a gateway fund can enhance its investment opportunities and reduce its expenses by sharing the costs and benefits of a larger pool of assets. Master portfolios offer their shares to multiple gateway funds and other master portfolios rather than directly to the public. Certain administrative and other fees and expenses are charged to both the gateway fund and the master portfolio(s). The services provided and fees charged to a gateway fund are in addition to and not duplicative of the services provided and fees charged to the master portfolios. Fees relating to investments in other stand-alone funds are waived to the extent that they are duplicative, or would exceed certain defined limits.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Description of Master Portfolio
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    The following table lists the master portfolio in which the Fund invests. The Portfolio's investment objective is provided followed by a description of the Portfolio's investment strategies.

Master Portfolio	Investment Objective and Principal Investment Strategies
Small Company Value Portfolio

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Investment Objective: The Portfolio seeks to provide long-term capital appreciation.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Principal Investment Strategies: We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2000® Index. The market capitalization range of the Russell 2000® Index was $78 million to $1.7 billion, as of May 31, 2009, and is expected to change frequently. Furthermore, we may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return. We seek to identify the least expensive small cap stocks across different sectors. To narrow the universe of possible candidates, we use a proprietary, quantitative screening process to emphasize companies exhibiting traditional value characteristics and to rank stocks within each sector based on these criteria. This valuation analysis allows us to focus our fundamental research efforts on the stocks that we believe are the most undervalued relative to their respective small cap peer group. We analyze each company's fundamental operating characteristics (such as price to earnings ratios, cash flows, company operations, including company prospects and profitability) to identify those companies that are the most promising within their peer group based on factors that have historically determined subsequent outperformance for a given sector. Fundamental research is primarily conducted through financial statement analysis and meetings with company management, however, third-party research is also used for due diligence purposes. We may sell a stock when it becomes fairly valued or when signs of fundamental deterioration appear.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    The Sub-Adviser for the Master Portfolio
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     The sub-adviser for the master portfolio is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the master portfolio.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Peregrine is the investment sub-adviser for the Small Company Value Portfolio in which the Fund invests substantially all of its assets. For additional information regarding Peregrine, see "The Sub-Adviser and Portfolio Managers" sub-section.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Additional Performance Information

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    This section contains additional information regarding performance of the Fund. The sub-section below titled "Index Descriptions" defines the market index that is referenced in the Fund Summary. The sub-section below entitled "Share Class Performance" provides history for a specified share class of the Fund.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Index Descriptions
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     The Fund compares its returns with those of at least one broad-based market index. Below is a description of such index. You cannot invest directly in an index.

Russell 2000® Value Index	The Russell 2000® Value Index measures the performance of those Rusell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Share Class Performance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     The performance history of Institutional Class shares of the Fund is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summary. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of an applicable Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Small Company Value Fund - The inception date of the Institutional Class shares was July 30, 2010. Performance shown for the Institutional Class shares prior to their inception reflects the performance of the Fund's Administrator Class shares. The Administrator Class annual returns are substantially similar to what the Institutional Class annual returns would be because the Administrator Class and Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown includes the higher expenses applicable to the Fund's Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Administrator Class shares, prior to their inception on January 31, 2002, reflects the performance of the Small Company Value Portfolio, a master portfolio in which the Fund invests, adjusted to reflect Administrator Class expenses. The Small Company Value Portfolio has a substantially similar investment objective and substantially similar investment strategies as the Fund.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. The Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Financial Highlights

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Because Institutional Class shares of the Fund did not exist prior to July 30, 2010, financial highlights are not available for this class of the Fund.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      FOR MORE INFORMATION

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      More information on a Fund is available free upon request, including the following documents:

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Statement of Additional Information (SAI)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Annual/Semi-Annual Reports
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      To obtain copies of the above documents or for more information about
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Wells Fargo Advantage Funds, contact us:

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      By telephone:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Individual Investors: 1-800-222-8222
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Retail Investment Professionals: 1-888-877-9275
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Institutional Investment Professionals: 1-866-765-0778

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      By e-mail: wfaf@wellsfargo.com

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      By mail:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Wells Fargo Advantage Funds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      P.O. Box 8266
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Boston, MA 02266-8266

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      On the Internet:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      www.wellsfargo.com/advantagefunds

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      From the SEC:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Visit the SEC's Public Reference Room in Washington,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      DC (phone 1-202-551-8090 for operational information for the SEC's Public Reference Room) or the SEC's Internet site at www.sec.gov.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      To obtain information for a fee, write or email:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      SEC's Public Reference Section
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      100 "F" Street, NE
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Washington, DC 20549-0102
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      publicinfo@sec.gov

© 2010 Wells Fargo Funds Management, LLC. All rights reserved	www.wellsfargo.com/advantagefunds	B70EGIT/P904B 07-10 ICA Reg. No. 811-09253

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Prospectus

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      July 30, 2010

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Classes A, C

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Wells Fargo Advantage Funds® - Large Cap Stock Funds

Large Cap Growth Fund
Class A - STAFX, Class C - STOFX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Fund Summary

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      A summary of information about the Fund, including: investment objective, fees and expenses, portfolio turnover, principal investment strategies, principal risks, performance history, management of the Fund, transaction policies and tax information.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      The Fund

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Information about the Fund you should know before investing, including: investment objective, principal investments, principal investment strategies and principal risks.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Organization and Management of the Fund

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Information about the Fund's organization and the companies managing your money.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Your Account

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Information about how Fund shares are priced and how to buy, sell and exchange Fund shares.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Other information

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Information about distributions, taxes and financial highlights.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Large Cap Growth Fund Summary

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Investment Objective

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      The Large Cap Growth Fund seeks long-term capital appreciation.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Fees and Expenses

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 15 and 17 of the Prospectus and "Additional Purchase and Redemption Information" on page 37 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	0.65%	0.65%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.64%	0.64%
Total Annual Fund Operating Expenses	1.29%	2.04%
Fee Waivers	0.17%	0.17%
Total Annual Fund Operating Expenses After Fee Waiver[1][2]	1.12%	1.87%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through November 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Example of Expenses

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$683	$290	$190
3 Years	$945	$623	$623
5 Years	$1,227	$1,083	$1,083
10 Years	$2,028	$2,355	$2,355

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Portfolio Turnover

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 81% of the average value of its portfolio.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Principal Investment Strategies

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      We invest principally in equity securities of large-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings. We define largecapitalization companies as those with market capitalizations of $3 billion or more. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore,we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue.To find that growth,we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business model has sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential.We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better idea or when valuation is extended beyond our bullish expectations.We may actively trade portfolio securities.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Principal Investment Risks

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective.The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Sector Emphasis Risk. Investing a substantial portion of the Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Performance

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Calendar Year Total Returns for Class A shares (incepted on July 30, 2010) as of 12/31 each year1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 3rd Quarter 2009	+14.36%
Lowest Quarter: 1st Quarter 2001	--26.52%
Year-to-date total return as of 6/30/2010 is -8.08%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Classes	1 Year	5 Year	10 Year
Class A (before taxes)	7/30/2010	36.47%	2.02%	-4.58%
Class A (after taxes on distributions)	7/30/2010	36.43%	2.01%	-5.06%
Class A (after taxes on distributions and the sale of Fund Shares)	7/30/2010	23.70%	1.72%	-3.95%
Class C (before taxes)	7/30/2010	36.47%	2.02%	-4.58%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)		37.21%	1.63%	-3.99%
1.	Performance shown for the Class A and Class C shares prior to their inception reflects the performance of the Fund's Investor Class shares. The Investor Class annual returns are substantially similar to what the Class A and Class C annual returns would be because the Investor Class, Class A and Class C shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown includes the expenses applicable to the Investor Class shares. If these expenses had not been included, returns for Class A would be higher and returns for Class C would be lower.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title / Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Joseph M. Eberhardy, CFA, CPA, Portfolio Manager / 2008 Thomas C. Ognar, CFA, Portfolio Manager / 2005 Bruce C. Olson, CFA, Portfolio Manager / 2002

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Summary of Important Information Regarding Purchase and Sale of Fund Shares

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Transaction Policies

Buying Fund Shares	To Place Orders or Redeem Shares
Minimum Initial Investment Class A and Class C: $1,000 Minimum Additional Investment All Classes: $100	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your financial professional.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any business day. You also may buy and sell shares through a financial professional.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Tax Information

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Payments to Broker-Dealers and Other Financial Intermediaries

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Key Fund Information

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      This Prospectus contains information about certain Funds within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Investment Objective, Principal Investments and Principal Investment Strategies

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        what the Fund is trying to achieve;

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          how we intend to invest your money; and

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            what makes the Fund different from the other Funds offered in this Prospectus.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            This section also provides a summary of each Fund's principal investment and policies and practices.Unless otherwise indicated, these investment policies and practices apply on an ongoing basis. Percentages of "the Fund's net assets"are measured as percentages of net assets plus borrowings for investment purposes.The investment policy of the Funds, except for the Classic Value Fund, the Disciplined Value Fund, the Intrinsic Value Fund and the Omega Growth Fund, concerning"80% of the Fund's net assets" may be changed by the Board of Trustees without shareholder approval, but shareholders would be given at least 60 days notice.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Principal Risk Factors

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Large Cap Growth Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Investment Sub-Adviser	Wells Capital Management, LLC
Portfolio Manager	Joseph M. Eberhardy,CFA, CPA, Thomas C.Ognar, CFA, and Bruce C.Olson, CFA
Fund Inception:	12/30/1981
Class A	Ticker: STAFX	Fund Number: 3354
Class C	Ticker: STOFX	Fund Number: 3549

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Investment Objective

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            The Large Cap Growth Fund seeks long-term capital appreciation.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Principal Investments

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Under normal circumstances, we invest:

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              at least 80% of the Fund's net assets in equity securities of large-capitalization companies; and

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                up to 25% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Principal Investment Strategies

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                We invest principally in equity securities of large-capitalization companies that we believe have prospects for robust and sustainable growth of revenues and earnings.We define largecapitalization companies as those with market capitalizations of $3 billion or more. We may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                We focus on companies that dominate their market, are establishing new markets or are undergoing dynamic change. We believe earnings and revenue growth relative to expectations are critical factors in determining stock price movements. Thus, our investment process is centered around finding companies with under-appreciated prospects for robust and sustainable growth in earnings and revenue. To find that growth,we use bottom-up research, emphasizing companies whose management teams have a history of successfully executing their strategy and whose business model has sufficient profit potential. We forecast revenue and earnings revision opportunities, along with other key financial metrics to assess investment potential.We then combine that company-specific analysis with our assessment of secular and timeliness trends to form a buy/sell decision about a particular stock. We may invest in any sector, and at times we may emphasize one or more particular sectors. We sell a company's securities when we see deterioration in fundamentals that leads us to become suspicious of a company's prospective growth profile or the profitability potential of its business model, as this often leads to lower valuation potential. We may also sell or trim a position when we need to raise money to fund the purchase of a better idea or when valuation is extended beyond our bullish expectations. We may actively trade portfolio securities.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Principal Risk Factors

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The Fund is primarily subject to the risks mentioned below.

Active Trading Risk Counter-Party Risk Derivatives Risk Foreign Investment Risk Growth Style Investment Risk Issuer Risk	Leverage Risk Liquidity Risk Management Risk Market Risk Regulatory Risk Sector Emphasis Risk

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Description of Principal Investment Risks

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Active Trading Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Counter-Party Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Derivatives Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Certain derivative positions may be difficult to close out when a Fund's portfolio manager may believe it would be appropriate to do so. Certain derivative positions, e.g., over-the-counter swaps, are subject to counterparty risk.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Foreign Investment Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Growth Style Investment Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Issuer Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Leverage Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Liquidity Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Management Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Market Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Regulatory Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Sector Emphasis Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 Investing a substantial portion of a Fund's assets in related industries or sectors may have greater risks because companies in these sectors may share common characteristics and may react similarly to market developments.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Portfolio Holdings Information

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Organization and Management of the Fund

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                About Wells Fargo Funds Trust

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, other service providers may be changed by the Board without shareholder approval.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The Investment Adviser

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank.Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption"Management Fees."

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                For a Fund's most recent fiscal year end, the advisory fee paid to Evergreen Investment Management Company, LLC, the investment adviser to the Fund's predecessor, was as follows:

Advisory Fees Paid as % of Net Assets-Retail
As a % of average daily net assets
Wells Fargo Advantage Large Cap Growth Fund	0.42%

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve gains or outperformance.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator and principal underwriter.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The Sub-Adviser and Portfolio Managers

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The following sub-adviser and portfolio managers perform day-to-day investment management activities for the Fund. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Fund. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Wells Capital Management Incorporated (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco,CA 94105, is the sub-adviser for the Large Cap Growth Fund. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Fund. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

Joseph M. Eberhardy, CFA, CPA Large Cap Growth Fund

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mr. Eberhardy is jointly responsible for managing the Large Cap Growth Fund, which he has managed since 2008. Prior to his current role, he was a senior research analyst with the Growth Equity Team since 2000. Prior to joining Wells Capital Management, Mr. Eberhardy was with Strong Capital Management, Inc., since 1994. Education: B.A, Accounting, University of Wisconsin-Milwaukee.

Thomas C. Ognar, CFA Large Cap Growth Fund

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mr. Ognar is jointly responsible for managing the Premier Large Cap Growth Fund, which he has managed since 2005. Mr. Ognar joined Wells Capital Management in 2005 as a portfolio manager. Prior to joining Wells Capital Management, Mr. Ognar was a portfolio manager with Strong Capital Management, Inc. since May 2002 and managed separate and Institutional accounts since 2001. Mr.Ognar joined Strong Capital Management, Inc. in 1998, and served as a senior equity research analyst from 1998 to 2002. Education: B.S., Finance, Miami University; M.S., Finance, University of Wisconsin, Madison.

Bruce C. Olson, CFA Large Cap Growth Fund

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Mr. Olson is jointly responsible for managing the Large Cap Growth Fund, which he has managed since 2002. Mr. Olson joined Wells Capital Management in 2005 as a portfolio manager. Prior to joining Wells Capital Management, he was a portfolio manager with Strong Capital Management, Inc. and managed separate and institutional accounts since January 1998. Mr.Olson joined Strong Capital Management, Inc. in 1994. Education: B.A., Finance and History, Gustavus Adolphus College.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Dormant Multi-Manager Arrangement

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The Board has adopted a "multi-manager" arrangement for the Funds. Under this arrangement, each Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                A Choice of Share Classes

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                After choosing a Fund, your next most important choice will be which share class to buy. The table below summarizes the features of the classes of shares available through this Prospectus. Specific Fund charges may vary, so you should review each Fund's fee table as well as the sales charge schedules that follow. Finally, you should review the "Reductions and Waivers of Sales Charges" section of the Prospectus before making your decision as to which share class to buy.

	Class A	Class C
Initial Sales Charge	5.75%	None. Your entire investment goes to work immediately.
Contingent deferred sales charge (CDSC)	None (except that a charge of 1% applies to certain redemptions made within eighteen months, following purchases of $1 million or more without an initial sales charge).	1% if shares are sold within one year after purchase.
Ongoing distribution (12b-1) fees	None.	0.75%
Purchase maximum	None. Volume reductions given upon providing adequate proof of eligibility.	$1,000,000
Annual Expenses	Lower ongoing expenses than Classes B and C.	Higher ongoing expenses than Class A because of higher 12b-1 fees.
Conversion feature	Not applicable.	No. Does not convert to Class A shares, so annual expenses do not decrease.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Information regarding the Funds' sales charges, breakpoints, and waivers is available free of charge on our Web site at www.wellsfargo.com/advantagefunds. You may wish to discuss this choice with your financial consultant.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Class A Shares Sales Charge Schedule

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                If you choose to buy Class A shares, you will pay the public offering price (POP) which is the net asset value (NAV) plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels," the POP is lower for these purchases. The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares. Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.

Class A Shares Sales Charge Schedule
Amount of Purchase	Front-end Sales Charge As % of Public Offering Price	Front-end Sales Charge As % of Net Amount Invested	Dealer Commission as a % of Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 - $99,999	4.75%	4.99%	4.00%
$100,000 - $249,999	3.75%	3.90%	3.00%
$250,000 - $499,999	2.75%	2.83%	2.25%
$500,000 - $999,999	2.00%	2.04%	1.75%
$1,000,000 and over[1]	0.00%	0.00%	0.00%
1.	We will assess a 1.00% CDSC on Class A share purchases of $1,000,000 or more if they are redeemed within eighteen months from the date of purchase, unless the dealer of record waived its commission.Certain exceptions apply (see "CDSC Waivers"). The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Class C Shares Sales Charges

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%. At the time of purchase, the Fund's distributor pays sales commissions of up to 1.00% of the purchase price to selling agents and up to 1.00% annually thereafter. The CDSC percentage you pay is applied to the NAV of the shares on the date of original purchase. For Class C shares received in a reorganization, your date of purchase is the original purchase date of your predecessor Fund. To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of any distributions and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). Class C shares do not convert to Class A shares, and therefore continue to pay higher ongoing expenses.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Reductions and Waivers of Sales Charges

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Generally, we offer more sales charge reductions or waivers for Class A shares than for Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions or waivers when you are deciding which share class to buy. Consult the Statement of Additional Information for further details regarding reductions and waivers of sales charges.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Class A Shares Sales Charge Reductions and Waivers
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 You can pay a lower or no sales charge for the following types of purchases. If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction or waiver and to provide appropriate proof of eligibility.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  You pay no sales charges on Fund shares you buy with reinvested distributions.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    You pay a lower sales charge if you are investing an amount over a breakpoint level. See"Class A Shares Sales Charge Schedule"above.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of Class A shares of the same Fund within 120 days of the date of the redemption. Subject to the Funds' policy regarding frequent purchases and redemptions of Fund shares, you may not be able to exercise this provision for the first 30 days after your redemption.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      By signing a Letter of Intent (LOI) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. Reinvested dividends and capital gains do not count as purchases made during this period.We will hold in escrow shares equal to approximately 5% of the amount you say you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Rights of Accumulation (ROA) allow you to combine Class A and Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned (excluding Wells Fargo Advantage money market fund shares, unless you notify us that you previously paid a sales load on these assets) in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A or WealthBuilder Portfolio shares. The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned and adding the dollar amount of your current purchase.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        How a Letter of Intent Can Save You Money!
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        If you plan to invest, for example, $100,000 in a Wells Fargo Advantage Fund in installments over the next year, by signing a letter of intent you would pay only 3.75% sales load on the entire purchase. Otherwise, you might pay 5.75% on the first $49,999, then 4.75% on the next $50,000!

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Accounts That Can Be Aggregated
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         You may aggregate the following types of accounts indicated below to qualify for a volume discount:

Can this type of account be aggregated?	Yes	No
Individual accounts	X
Joint accounts	X
UGMA/UTMA accounts	X
Trust accounts over which the shareholder has individual or shared authority	X
Solely owned business accounts	X
Retirement Plans
Traditional and Roth IRAs	X
SEP IRAs	X
SIMPLE IRAs that use the Wells Fargo Advantage Funds prototype agreement[1]		X
SIMPLE IRAs that do not use the Wells Fargo Advantage Funds prototype agreement	X
403(b) Plan accounts[2]	X
401(k) Plan accounts		X
Other Accounts
529 Plan accounts[1]		X
Accounts held through other brokerage firms		X
1.	These accounts may be aggregated at the plan level for purposes of establishing eligibility for volume discounts. When plan assets in Fund Class A, Class B, Class C and WealthBuilder Portfolio shares (excluding Wells Fargo Advantage money market fund shares) reach a breakpoint, all plan participants benefit from the reduced sales charge. Participant accounts will not be aggregated with personal accounts.
2.	Effective January 1, 2009, Wells Fargo Advantage Funds will no longer offer new or accept purchases in existing 403(b) accounts utilizing the Wells Fargo Advantage Funds prototype agreement.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Based on the above chart, if you believe that you own Fund shares in one or more accounts that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase specifically identify those shares to your selling agent or shareholder servicing agent. For an account to qualify for a volume discount, it must be registered in the name of, or held for, the shareholder, his or her spouse or domestic partner, as recognized by applicable state law, or his or her children under the age of 21. Class A shares purchased at NAV will not be aggregated with other Fund shares for purposes of receiving a volume discount.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Class A Shares Sales Charge Waivers for Certain Parties
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        We reserve the right to enter into agreements that reduce or waive sales charges for groups or classes of shareholders. If you own Fund shares as part of another account or package such as an IRA or a sweep account, you should read the materials for that account. Those terms may supercede the terms and conditions discussed here. If you fall into any of the following categories, you can buy Class A shares at NAV:

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Current and retired employees, directors/trustees and officers of: 1) Wells Fargo Advantage Funds (including any predecessor funds); 2) Wells Fargo & Company and its affiliates; and 3) family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Current employees of: 1) the Fund's transfer agent; 2) broker-dealers who act as selling agents; 3) family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above; and 4) each Fund's sub-adviser, but only for the Fund(s) for which such sub-adviser provides investment advisory services.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Qualified registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Fund's distributor that allows for load-waived Class A purchases.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Investment companies exchanging shares or selling assets pursuant to a reorganization, merger, acquisition, or exchange offer to which the Fund is a party.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Section 529 college savings plan accounts.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Insurance company separate accounts.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Fund of Funds, including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM), subject to review and approval by Funds Management.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Investors who held Advisor Class shares of a Wells Fargo Advantage Fund at the close of business on June 20, 2008 (the "Eligibility Time"), so long as the following conditions are met: 1) any purchases at NAV are limited to Class A shares of the same Fund in which the investor held Advisor Class shares at the Eligibility Time; 2) share purchases are made in the same account through which the investor held Advisor Class shares at the Eligibility Time; 3) the owner of the account remains the same as the account owner at the Eligibility Time; and 4) following the Eligibility Time, the account maintains a positive account balance at some time during a period of at least six months in length.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Investors who held Advisor Class shares at the Eligibility Time are also eligible to exchange their Class A shares for Class A shares of another Wells Fargo Advantage Fund without imposition of any Class A sales charges and would be eligible to make additional purchases of Class A shares of such other Fund at NAV in the account holding the shares received in exchange.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            The eligibility of such investors that hold Fund shares through an account maintained by a financial institution is also subject to the following additional limitation. In the event that such an investor's relationship with and/or the services such investor receives from the financial institution subsequently change, such investor shall thereafter no longer be eligible to purchase Class A shares at NAV. Please consult with your financial representative for further details.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Investors who receive annuity payments under either an annuity option or from death proceeds previously invested in a Fund may reinvest such payments or proceeds in the Fund within 120 days of receiving such distribution.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Investors who purchase shares that are to be included in certain retirement, benefit, pension, trust or investment "wrap accounts" or through an omnibus account maintained with a Fund by a broker-dealer.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Former Evergreen Class IS shareholders who received Class A shares of a Fund as a result of a reorganization can continue to purchase Class A shares of that Fund and any other Wells Fargo Advantage Fund purchased subsequently by exchange at net asset value, without paying the customary sales load, after which subsequent purchases of shares of the subsequent Fund may also be made at net asset value.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Former Evergreen Class R shareholders who received Class A shares of a Fund as a result of a reorganization can continue to purchase Class A shares of that Fund and any other Wells Fargo Advantage Fund purchased subsequently by exchange at net asset value, without paying the customary sales load, after which subsequent purchases of shares of the subsequent Fund may also be made at net asset value.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  CDSC Waivers

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    You will not be assessed a CDSC on Fund shares you redeem that were purchased with reinvested distributions.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      We waive the CDSC for all redemptions made because of scheduled (Internal Revenue Code Section 72(t)(2) withdrawal schedule) or mandatory (withdrawals generally made after age 70½ according to Internal Revenue Service (IRS) guidelines) distributions from traditional IRAs and certain other retirement plans. (See your retirement plan information for details.)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        We waive the CDSC for redemptions made in the event of the last surviving shareholder's death or for a disability suffered after purchasing shares. ("Disabled" is defined in Internal Revenue Code Section 72(m)(7).)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          We waive the CDSC for redemptions made at the direction of Funds Management in order to, for example, complete a merger or effect a Fund liquidation.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            We waive the Class C shares CDSC if the dealer of record waived its commission.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              We waive the Class C shares CDSC where a Fund did not pay a sales commission at the time of purchase.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              We also reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account. Those terms and conditions may supercede the terms and conditions discussed here. Contact your selling agent for further information.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Compensation to Dealers and Shareholders Servicing Agents

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Distribution Plan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Each Fund has adopted a Distribution Plan (12b-1 Plan) pursuant to Rule 12b-1 under the 1940 Act for the Class C shares. The 12b-1 Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services or other activities including ongoing compensation to selling agents. The 12b-1 Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the 12b-1 Plan. The fees paid under this 12b-1 Plan are as follows:

Fund	Class C
Large Cap Growth Fund	0.75%

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              These fees are paid out of both Class's assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than other types of sales charges.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Shareholder Servicing Plan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The Fund has a shareholder servicing plan. Under this plan, the Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services for each Class of the Fund. For these services, each Class pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Additional Payments to Dealers
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               In addition to dealer reallowances and payments made by the Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              In return for these Additional Payments, the Fund's adviser and distributor expect the Fund to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by the Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Funds' distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Pricing Fund Shares

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET).To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if,among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security.We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              How to Open an Account

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              You can open a Wells Fargo Advantage Funds account through any of the following means:

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                directly with the Fund. Complete a Wells Fargo Advantage Funds application, which you may obtain by visiting our Web site at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application;

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  through a brokerage account with an approved selling agent; or

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    through certain retirement, benefit and pension plans or certain packaged investment products. (Please contact the providers of the plan or product for instructions.)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    How to Buy Shares

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    This section explains how you can buy shares directly from Wells Fargo Advantage Funds. If you're opening a new account, an account application is available on-line at www.wellsfargo.com/advantagefunds or by calling Investor Services at 1-800-222-8222. For Fund shares held through brokerage and other types of accounts, please consult your selling agent.

Minimum Investments	Initial Purchase	Subsequent Purchases
Regular accounts IRAs, IRA rollovers, Roth IRAs UGMA/UTMA accounts Employer Sponsored Retirement Plans	$1,000 $250 $50 no minimum	$100 $100 $50 no minimum
Buying Shares	Opening an Account	Adding to an Account
By Internet

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    A new account may not be opened by Internet unless you have another Wells Fargo Advantage Fund account with your bank information on file. If you do not currently have an account, refer to the section on buying shares by mail or wire.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      To buy additional shares or buy shares of a new Fund, visit www.wellsfargo.com/ advantagefunds.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Subsequent online purchases have a minimum of $100 and a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.

By Mail

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Complete and sign your account application.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Mail the application with your check made payable to the Fund to Investor Services at:

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Regular Mail
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Wells Fargo Advantage Funds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          P.O. Box 8266
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Boston, MA 02266-8266

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Overnight Only
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Wells Fargo Advantage Funds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          c/o Boston Financial Data Services
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          30 Dan Road
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Canton, MA 02021-2809

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Enclose a voided check (for checking accounts) or a deposit slip (savings accounts). Alternatively, include a note with your name, the Fund name, and your account number.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Mail the deposit slip or note with your check made payable to the Fund to the address on the left.

By Telephone

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              A new account may not be opened by telephone unless you have another Wells Fargo Advantage Fund account with your bank information on file. If you do not currently have an account, refer to the section on buying shares by mail or wire.

To buy additional shares or to buy shares of a new Fund call: Investor Services at 1-800-222-8222 or 1-800-368-7550 for the automated phone system.
By Wire

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Complete, sign and mail your account application (refer to the section on buying shares by mail)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Provide the following instructions to your financial institution:

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  State Street Bank & Trust
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Boston, MA
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Bank Routing Number:ABA 011000028
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Wire Purchase Account: 9905-437-1
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Attention: Wells Fargo Advantage Funds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    (Name of Fund, Account Number
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    and any applicable share class)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Account Name: Provide your
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    name as registered on the
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Fund account

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  General Notes for Buying Shares

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Proper Form. If the transfer agent receives your application in proper order before the close of the NYSE, your transaction will be priced at that day's NAV. If your application is received after the close of trading on the NYSE, it will be priced at the next business day's NAV. Failure to complete an account application properly may result in a delay in processing your request. You are eligible to earn distributions beginning on the business day after the transfer agent receives your application in proper form.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      U.S. Dollars Only. All payments must be in U.S. dollars, and all checks must be drawn on U.S. banks.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Insufficient Funds. You will be charged a $25.00 fee for every check or Electronic Funds Transfer that is returned to us as unpaid.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          No Fund Named. When all or a portion of a payment is received for investment without a clear Fund designation, we may direct the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we receive your order in proper form.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Minimum Initial and Subsequent Investment Waivers. We allow a reduced minimum initial investment of $50 if you sign up for at least a $50 monthly automatic investment purchase plan. If you opened your account with the set minimum amount shown in the above chart, we allow reduced subsequent purchases for a minimum of $50 a month if you purchase through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              How to Sell Shares

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The following section explains how you can sell shares held directly through an account with Wells Fargo Advantage Funds. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

Selling Shares	To Sell Some or All of Your Shares
By Internet

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Visit our Web site at www.wellsfargo.com/advantagefunds. Redemptions requested online are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.

By Mail

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Send a Letter of Instruction providing your name, account number, the Fund from which you wish to redeem and the dollar amount you wish to receive (or write"Full Redemption" to redeem your remaining account balance) to the address below.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Make sure all account owners sign the request exactly as their names appear on the account application.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    A medallion guarantee may be required under certain circumstances (see"General Notes for Selling Shares").

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Regular Mail
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Wells Fargo Advantage Funds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    P.O. Box 8266
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Boston, MA 02266-8266
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Overnight Only
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Wells Fargo Advantage Funds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    c/o Boston Financial Data Services
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    30 Dan Road
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Canton, MA 02021-2809

By Wire

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      To arrange for a Federal Funds wire, call 1-800-222-8222.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Wire requests are sent to your bank account next business day if your request to redeem is received before the NYSE close.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            There is a $10 fee for each request.

By Telephone/ Electronic Funds Transfer (EFT)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Call an Investor Services representative at 1-800-222-8222 or use the automated phone system 1-800-368-7550.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Telephone privileges are automatically made available to you unless you specifically decline them on your account application or subsequently in writing.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail (refer to the section on selling shares by mail).

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    A check will be mailed to the address on record (if there have been no changes communicated to us within the last 15 days) or transferred to a linked bank account.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Redemptions to any other linked bank account may post in two business days. Please check with your financial institution for timing of posting and availability of funds.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

Through Your Investment Representative	Contact your investment representative.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        General Notes For Selling Shares

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Proper Form. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. If your request is not in proper form, you may have to provide us with additional documentation to redeem your shares. Requests received before the cutoff time are processed on the same business day.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            CDSC Fees. Your redemption proceeds are net of any applicable CDSC fees.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check, by EFT into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Telephone/Internet Redemptions. We will take reasonable steps to confirm that telephone and internet instructions are genuine. For example, we require proof of your identification, such as a Taxpayer Identification Number or username and password, before we will act on instructions received by telephone or the internet. We will not be liable for any losses incurred if we follow telephone or internet instructions we reasonably believe to be genuine. Your call may be recorded.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through EFT or the Automatic Investment Plan, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan.There may be special requirements that supercede the directions in this Prospectus.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Medallion Guarantees. Medallion guarantees are required for mailed redemption requests under the following circumstances: (1) if the request is for over $100,000; (2) if the address on your account was changed within the last 15 days; or (3) if the redemption is made payable to a third party. You can get a Medallion guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      How to Exchange Shares

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts), with the following exception: Class A shares of non-money market funds may also be exchanged for Service Class shares of any money market fund.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Class B and Class C share exchanges will not trigger the CDSC. The new shares will continue to age according to their original schedule and will be charged the CDSC applicable to the original shares upon redemption.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Frequent Purchases and Redemptions of Fund Shares

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be"blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption.This policy does not apply to:

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Money market funds;

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Ultra-short funds (includes Adjustable Rate Government Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Fund);

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Purchases of shares through dividend reinvestments;

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Rebalancing transactions within certain asset allocation or "wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Transactions initiated by a registered "fund of funds" or Section 529 Plan into an underlying fund investment;

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Purchases below $5,000 (including purchases that are part of an exchange transaction).

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliates that are used exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Account Policies

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Automatic Plans
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           These plans help you conveniently purchase and/or redeem shares each month. Once you select a plan, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Call Investor Services at 1-800-222-8222 for more information.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Automatic Investment Plan —With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Automatic Exchange Plan —With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the"How to Exchange Shares" section of this Prospectus for the conditions that apply to your shares. In addition, each transaction in an Automatic Exchange Plan must be for a minimum of $100. This feature may not be available for certain types of accounts.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Systematic Withdrawal Plan —With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              must have a Fund account valued at $10,000 or more;

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              must request a minimum redemption of $100;

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              must have your distributions reinvested; and

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              may not simultaneously participate in the Automatic Investment Plan.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Payroll Direct Deposit —With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              It generally takes about ten business days to establish a plan once we have received your instructions. It generally takes about five business days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Householding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Retirement Accounts
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above.You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Small Account Redemptions
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Statements and Confirmations
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Electronic Delivery of Fund Documents
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   You may elect to receive your Fund prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Fund's Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Fund's Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Statement Inquiries
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Transaction Authorizations
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  USA PATRIOT Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                   In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Distributions

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  The Fund generally makes distributions of any net investment income and any realized net capital gains at least annually. Please note, distributions have the effect of reducing the NAV per share by the amount distributed.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Automatic Reinvestment Option—Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Check Payment Option—Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written, medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Directed Distribution Purchase Option—Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Taxes

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning.You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          We will pass on to the Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from the Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from the Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax, as long as certain holding period requirements are met. These reduced rates of tax will expire after December 31, 2010. Maximum long-term capital gain income tax rates are scheduled to rise to 20% in 2011, 18% for assets held more than 5 years. Due to recent legislation, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          If you buy shares of the Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of the Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Fund has built up, or has the potential to build up, high levels of unrealized appreciation.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Additional Performance Information

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          This section contains additional information regarding performance of the Funds. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries. The sub-section below titled "Share Class Performance" provides history for specified share classes of certain Funds.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Index Descriptions
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          The "Average Annual Total Returns" table in each Fund's Fund Summary compares the Fund's returns with those of at least one broad-based market index. Below are descriptions of each such index. You cannot invest directly in an index.

Russell 1000® Growth Index	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Share Class Performance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                           The performance history of share classes of certain Funds is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summaries. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of an applicable Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Large Cap Growth  Fund - The inception date of the Class A and Class C shares was July 30, 2010. Performance shown for the Class A and Class C shares prior to their inception reflects the performance of the Fund's Investor Class shares. The Investor Class annual returns are substantially similar to what the Class A and Class C annual returns would be because the Investor Class, Class A and Class C shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown includes the expenses applicable to the Investor Class shares. If these expenses had not been included, returns would for Class A would be higher and returns for Class C would be lower.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. Each Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Financial Highlights

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Because Class A and Class C shares of the Fund did not exist prior to July 30, 2010, financial highlights are not available for these classes of the Fund.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            FOR MORE INFORMATION

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            More information on a Fund is available free upon request, including the following documents:

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Statement of Additional Information (SAI)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Annual/Semi-Annual Reports
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            To obtain copies of the above documents or for more information about
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Wells Fargo Advantage Funds, contact us:

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            By telephone:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Individual Investors: 1-800-222-8222
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Retail Investment Professionals: 1-888-877-9275
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Institutional Investment Professionals: 1-866-765-0778

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            By e-mail: wfaf@wellsfargo.com

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            By mail:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Wells Fargo Advantage Funds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            P.O. Box 8266
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Boston, MA 02266-8266

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            On the Internet:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            www.wellsfargo.com/advantagefunds

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            From the SEC:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Visit the SEC's Public Reference Room in Washington,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            DC (phone 1-202-551-8090 for operational information for the SEC's Public Reference Room) or the SEC's Internet site at www.sec.gov.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            To obtain information for a fee, write or email:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            SEC's Public Reference Section
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            100 "F" Street, NE
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Washington, DC 20549-0102
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            publicinfo@sec.gov

© 2010 Wells-Fargo Funds Management, LLC. All rights reserved	www.wellsfargo.com/advantagefunds	E70LCR/P101E 07-10 ICA Reg. No. 811-09253

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Prospectus

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            July 30, 2010

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Administrator Class

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Wells Fargo Advantage Funds® - Specialty Funds

Precious Metals Fund - EKWDX

Specialized Technology Fund - WFTDX

Utility and Telecommunications Fund - EVUDX

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Fund Summaries

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            A summary of information about each Fund, including: investment objective, fees and expenses, portfolio turnover, principal investment strategies and principal risks.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            The Funds

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Information about each Fund you should know before investing, including: investment objective, principal investments, principal investment strategies, and principal risks.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Organization and Management of the Funds

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Information about the Funds' organization and the companies managing your money.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Your Account

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Information about how Fund shares are priced and how to buy, sell and exchange Fund shares.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Other information

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Information about distributions, taxes and financial highlights.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Precious Metals Fund Summary

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Investment Objective

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            The Fund seeks long-term capital appreciation.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Fees and Expenses

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.58%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.47%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.06%
Fee Waivers	0.10%
Total Annual Fund Operating Expenses After Fee Waiver1,[2]	0.96%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.95% for Administrator Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Example of Expenses

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Administrator Class
1 Year	$98
3 Years	$306
5 Years	$554
10 Years	$1,266

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Portfolio Turnover

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Principal Investment Strategies

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Under normal circumstances, we invest at least 80% of the Fund's net assets in investments related to precious metals. We may invest any amount of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments, and we may invest up to 40% of the Fund's total assets in emerging market equity securities. We may also invest up to 25% of the Fund's total assets, at the time of purchase, in debt securities linked to precious metals and common or preferred stocks of subsidiaries of the Fund that invest directly or indirectly in precious metals and minerals. The Fund may invest in foreign securities, including ADRs and similar investments, which are typically denominated in non-U.S. currencies, and may also invest in U.S. securities. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling foreign currency futures and foreign currency forward contracts. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            We invest principally in investments related to precious metals across all market capitalizations. We define precious metals companies as those that are engaged in, or which receive at least 50% of their revenues from the exploration, development, mining, processing, or dealing in gold or other precious metals and minerals, including, but not limited to, silver, platinum, and diamonds. We concentrate the Fund's investments in the precious metals sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Primary emphasis is placed on precious metals related companies. The Fund's investment process takes a disciplined approach to risk management through top-down macroeconomic analysis and bottom-up stock selection. Among the macroeconomic influences considered include: geopolitical risks, the relative strength of the U.S. dollar, jewelry demand, inflation expectations, the seasonality of gold, investment demand and relative valuation levels for the precious metals universe. From a bottom-up perspective, management looks for high quality companies that are positioned to improve their relative value over time. We continually review the investments of the portfolio. Among the factors which may influence the reduction of a position are: the achievement of a valuation target, the deterioration in the underlying fundamentals of the business, or the identification of more attractive investment opportunity.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Principal Investment Risks

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Non-Diversification Risk. Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Precious Metals Sector Risk. The Fund concentrates its investments in securities related to precious metals and therefore may be more susceptible to financial, economic or market events impacting the precious metals sector.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Subsidiary Risk. The Wells Fargo Advantage Precious Metals Fund has a subsidiary that may invest directly in precious metals or minerals. The value of the Fund's investment in its subsidiary may be adversely impacted by the risks associated with delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations of precious metals or minerals as well as by custody and transaction costs associated with a subsidiary's investment in precious metals or minerals.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Performance

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Calendar Year Total Returns as of 12/31 each year Administrator Class (incepted on July 30, 2010)1

Highest Quarter: 1st Quarter 2002	+37.46%
Lowest Quarter: 3rd Quarter 2008	-28.90%
Year-to-date total return as of 6/30/2010 is +11.48%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	7/30/2010	47.09%	21.58%	23.05%
Administrator Class (after taxes on distributions)	7/30/2010	47.09%	20.89%	22.46%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	30.61%	19.01%	21.01%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		26.46%	0.42%	-0.95%
FTSE Gold Mines Index (reflects no deduction for fees, expenses, or taxes)		30.50%	13.41%	13.99%
1.	Performance shown for the Administrator Class shares prior to its inception reflects the performance of the Fund's Institutional Class shares. The Institutional Class annual returns are substantially similar to what the Administrator Class annual returns would be because the Institutional Class and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown has not been adjusted to include the higher expenses applicable to the Administrator Class shares. If the expenses of the Administrator Class were included, returns would be lower.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Michael Bradshaw, CFA, Portfolio Manager/2006

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page 17 of the Prospectus.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Specialized Technology Fund Summary

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Investment Objective

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            The Fund seeks long-term capital appreciation.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Fees and Expenses

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.05%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.62%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.68%
Fee Waivers	0.17%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.51%
1.	Funds Management has committed through July 31, 2011 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.50% for Administrator Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Example of Expenses

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Administrator Class
1 Year	$154
3 Years	$513
5 Years	$897
10 Years	$1,973

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Portfolio Turnover

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 144% of the average value of its portfolio.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Principal Investment Strategies

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            We invest principally in equity securities of global technology companies including common stocks and preferred stocks, warrants, convertible debt securities, ADRs (and similar investments), shares of other mutual funds, and shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets.We may also use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may also hedge the portfolio's foreign currency exposure by purchasing or selling foreign currency futures and foreign currency forward contracts.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            We define technology companies as those with revenues primarily generated by technology products and services, such as computer, software, communications equipment and services, semi-conductor, health care, biotechnology, defense and aerospace, energy equipment and services, nanotechnology, electric manufacturing services and others.We concentrate the Fund's investments in the technology sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            We evaluate the fundamental value and prospects for growth of individual companies and focus on technology companies that we expect will have higher than average rates of growth and strong potential for capital appreciation. We develop forecasts of economic growth, inflation, and interest rates that we use to identify regions and individual countries that are likely to offer the best investment opportunities. We may reduce or eliminate exposure to a stock when we identify a more attractive investment opportunity and/or when a company's fundamentals change. We may actively trade portfolio securities.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Principal Investment Risks

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Non-Diversification Risk. Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Technology Sector Risk. The Fund concentrates its investments in the technology sector and therefore may be more susceptible to financial, economic or market events impacting the technology sector. Specifically, such investments may experience greater volatility due to rapid product cycles and significant competitive pressures, and may become rapidly obsolete.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Performance

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Calendar Year Total Returns as of 12/31 each year
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Administrator Class (incepted on July 30, 2010)1

Highest Quarter: 4th Quarter 2001	+39.40%
Lowest Quarter: 1st Quarter 2001	-32.80%
Year-to-date total return as of 6/30/2010 is -5.71%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	Performance Since 9/18/2000
Administrator Class (before taxes)	7/30/2010	49.31%	3.95%	-5.17%
Administrator Class (after taxes on distributions)	7/30/2010	49.31%	3.95%	-5.17%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	32.05%	3.39%	-4.23%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		26.46%	0.42%	-0.93%
S&P North American Technology Index (reflects no deduction for fees, expenses, or taxes)		63.19%	3.75%	-7.09%
1.	Performance shown for the Administrator Class shares prior to their inception reflects the performance of the Fund's Class A shares. The Class A annual returns are substantially similar to what the Administrator Class annual returns would be because the Class A and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown includes the higher expenses applicable to the Fund's Class A shares. If these expenses had not been included, returns would be higher.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Fund Management

Investment Adviser	Sub-Adviser	Portfolio Managers, Title/Managed Since
Wells Fargo Funds Management, LLC	RCM Capital Management, LLC	Huachen Chen, CFA, Portfolio Manager/2000 Walter C. Price, Jr., CFA, Portfolio Manager/2000

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page 17 of the Prospectus.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Utility and Telecommunications Fund Summary

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Investment Objective

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            The Fund seeks total return, consisting of current income and capital appreciation.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Fees and Expenses

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. These tables do not reflect the charges that may be imposed in connection with an account through which you hold Fund shares.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.60%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.46%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.08%
Fee Waivers	0.11%
Total Annual Fund Operating Expenses After Fee Waiver1,[2]	0.97%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.95% for Administrator Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Example of Expenses

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Administrator Class
1 Year	$99
3 Years	$309
5 Years	$562
10 Years	$1,286

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Portfolio Turnover

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 109% of the average value of its portfolio.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Principal Investment Strategies

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Under normal circumstances, we invest at least 80% of the Fund's net assets in common, preferred and convertible preferred stocks and investment grade bonds or convertible debentures of utility (water, gas, electric) and telecommunications companies. We may invest up to 35% of the Fund's total assets in convertible debentures of utility and telecommunications companies; up to 20% of this portion may be invested in convertible debentures rated below investment grade. We may also invest up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments, and may invest up to 20% of the Fund's total assets in emerging market equity securities.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            We invest principally in securities of utility and telecommunications companies across all market capitalizations. We may also invest in equity securities of foreign issuers including ADRs and similar investments, which may be deemed either foreign or domestic issues. We concentrate the Fund's investments in the utility and telecommunications sectors, and because we retain flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified. As a hedging strategy, the Fund may buy or write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may actively trade portfolio securities.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            We consider a number of factors when selecting utility and telecommunications company stocks such as a history of high dividends and profits; the size of the company's market and market share; competitive or technological advantages that may help the company in the future; potential merger activity; and the projected volatility of the company or industry. Our stock selection is based on a blended style of equity management that allows us to invest in both value- and growth-oriented equity securities. "Value" securities are securities which we believe are currently undervalued in the marketplace exhibiting, for example, low price to earnings and low price to cash flow multiples. "Growth" securities are securities of companies which we believe have potential earnings ranging from steady to accelerated growth. We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Principal Investment Risks

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Active Trading Risk. Frequent trading will result in higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Convertible Securities Risk. Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security. In the event of a liquidation of the issuing company, holders of convertible securities would generally be paid only after holders of any senior debt obligations.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Foreign Currency Transaction Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. A Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to manage this risk.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Non-Diversification Risk. Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Utility and Telecommunications Sectors Risk. The Fund concentrates its investments in the utility and telecommunications sectors and therefore may be susceptible to financial, economic or market events impacting those sectors.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Performance

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Calendar Year Total Returns as of 12/31 each year
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Administrator Class (incepted on July 30, 2010)1

Highest Quarter: 2nd Quarter 2003	+16.69%
Lowest Quarter: 3rd Quarter 2001	-20.44%
Year-to-date total return as of 6/30/2010 is -9.82%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	7/30/2010	19.26%	8.95%	3.92%
Administrator Class (after taxes on distributions)	7/30/2010	18.51%	7.49%	2.51%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	13.30%	7.20%	2.67%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		26.46%	0.42%	-0.95%
S&P 500 Utilities Index (reflects no deduction for fees, expenses, or taxes)		11.91%	6.05%	4.88%
1.	Performance shown for the Administrator Class shares prior to its inception reflects the performance of the Fund's Institutional Class shares. The Institutional Class annual returns are substantially similar to what the Administrator Class annual returns would be because the Institutional Class and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown has not been adjusted to include the higher expenses applicable to the Administrator Class shares. If the expenses of the Administrator Class were included, returns would be lower.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Crow Point Partners, LLC	Timothy O'Brien, CFA, Portfolio Manager/2002

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Important Information Regarding Purchase and Sale of Fund Shares" beginning on page 17 of the Prospectus.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Summary of Important Information Regarding Purchase and Sale of Fund Shares

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Transaction Policies

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Administrator Class shares are offered for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Minimum Initial Investment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Administrator Class: $1 million (certain eligible investors may not be subject to a minimum initial investment)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Minimum Additional Investment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Administrator Class: None

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Opening an Account
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Tax Information

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Payments to Broker-Dealers and Other Financial Intermediaries

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Precious Metals Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Investment Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Michael Bradshaw, CFA
Fund Inception:	January 30, 1978
Administrator Class	Ticker: EKWDX	Fund Number: 3758

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Investment Objective

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            The Fund seeks long-term capital appreciation.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Principal Investments

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Under normal circumstances, we invest:

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              at least 80% of the Fund's net assets in investments related to precious metals;

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              any amount of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments;

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              up to 40% of the Fund's total assets in emerging market equity securities; and

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                up to 25% of the Fund's total assets, at the time of purchase, in debt securities linked to precious metals and common or preferred stocks of subsidiaries of the Fund that invest directly or indirectly in precious metals and minerals.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Principal Investment Strategies

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                We invest principally in investments related to precious metals across all market capitalizations. We define precious metals companies as those that are engaged in, or which receive at least 50% of their revenues from the exploration, development, mining, processing, or dealing in gold or other precious metals and minerals, including, but not limited to, silver, platinum, and diamonds. The Fund may invest in foreign securities, including ADRs and similar investments, which are typically denominated in non-U.S. currencies, and may also invest in U.S. securities. We concentrate the Fund's investments in the precious metals sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling foreign currency futures and foreign currency forward contracts. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Primary emphasis is placed on precious metals related companies. The Fund's investment process takes a disciplined approach to risk management through top-down macroeconomic analysis and bottom-up stock selection. Among the macroeconomic influences considered include: geopolitical risks, the relative strength of the U.S. dollar, jewelry demand, inflation expectations, the seasonality of gold, investment demand and relative valuation levels for the precious metals universe. From a bottom-up perspective, management looks for high quality companies that are positioned to improve their relative value over time. We continually review the investments of the portfolio. Among the factors which may influence the reduction of a position are: the achievement of a valuation target, the deterioration in the underlying fundamentals of the business, or the identification of more attractive investment opportunity.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Principal Risk Factors

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Derivatives Risk Debt Securities Risk Emerging Markets Risk Foreign Currency Transaction Risk Foreign Investment Risk Growth Style Investment Risk Issuer Risk Leverage Risk	Liquidity Risk Management Risk Market Risk Non-Diversification Risk Precious Metals Sector Risk Regulatory Risk Smaller Company Securities Risk Subsidiary Risk

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Specialized Technology Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Investment Sub-Adviser	RCM Capital Management, LLC
Portfolio Managers	Huachen Chen, CFA Walter C. Price, Jr., CFA
Fund Inception:	September 18, 2000
Administrator Class	Ticker: WFTDX	Fund Number: 3757

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Investment Objective

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The Fund seeks long-term capital appreciation.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Principal Investments

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Under normal circumstances, we invest:

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  at least 80% of the Fund's net assets in equity securities of technology companies;

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  up to 50% of the Fund's total assets in equity securities of foreign issuers, directly or through ADRs and similar investments;

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  up to 25% of the Fund's total assets in any one foreign country, although investments in Japan may exceed this limitation; and

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  primarily in issuers with average market capitalizations of $500 million or more, although we may invest up to 15% of the Fund's total assets in equity securities of issuers with market capitalizations below $100 million at the time of purchase.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Principal Investment Strategies

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  We invest principally in equity securities of global technology companies including common stocks and preferred stocks, warrants, convertible debt securities, ADRs (and similar investments), shares of other mutual funds, and shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets. We may also use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return. We may also hedge the portfolio's foreign currency exposure by purchasing or selling foreign currency futures and foreign currency forward contracts.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  We define technology companies as those with revenues primarily generated by technology products and services, such as computer, software, communications equipment and services, semi-conductor, health care, biotechnology, defense and aerospace, energy equipment and services, nanotechnology, electric manufacturing services and others. We concentrate the Fund's investments in the technology sector, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  We evaluate the fundamental value and prospects for growth of individual companies and focus on technology companies that we expect will have higher than average rates of growth and strong potential for capital appreciation. We develop forecasts of economic growth, inflation, and interest rates that we use to identify regions and individual countries that are likely to offer the best investment opportunities. We may reduce or eliminate exposure to a stock when we identify a more attractive investment opportunity and/or when a company's fundamentals change. We may actively trade portfolio securities.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Principal Risk Factors

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  The Fund is primarily subject to the risks mentioned below.

Active Trading Risk Counter-Party Risk Derivatives Risk Emerging Markets Risk Foreign Currency Transactions Risk Foreign Investment Risk Issuer Risk Leverage Risk	Liquidity Risk Management Risk Market Risk Non-Diversification Risk Regulatory Risk Smaller Company Securities Risk Technology Sector Risk

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Utility and Telecommunications Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Investment Sub-Adviser	Crow Point Partners, LLC
Portfolio Manager	Timothy O'Brien, CFA
Fund Inception:	January 4, 1994
Administrator Class	Ticker: EVUDX	Fund Number: 3759

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Investment Objective

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  The Fund seeks total return, consisting of current income and capital appreciation.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Principal Investments

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Under normal circumstances, we invest:

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    at least 80% of the Fund's net assets in common, preferred and convertible preferred stocks and investment grade bonds or convertible debentures of utility (water, gas, electric) and telecommunications companies;

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    up to 35% of the Fund's total assets in convertible debentures of utility and telecommunications companies; up to 20% of this portion may be invested in convertible debentures rated below investment grade;

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments; and

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      up to 20% of the Fund's total assets in emerging market equity securities.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Principal Investment Strategies

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      We invest principally in securities of utility and telecommunication companies across all market capitalizations. We may also invest in equity securities of foreign issuers including ADRs and similar investments, which may be deemed either foreign or domestic issues. We concentrate the Fund's investments in the utility and telecommunications sectors, and because we retain flexibility to invest in a relatively small number of stocks, the Fund is also considered to be non-diversified. As a hedging strategy, the Fund may buy or write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      We consider a number of factors when selecting utility and telecommunications company stocks such as a history of high dividends and profits; the size of the company's market and market share; competitive or technological advantages that may help the company in the future; potential merger activity; and the projected volatility of the company or industry. Our stock selection is based on a blended style of equity management that allows us to invest in both value- and growth-oriented equity securities. "Value" securities are securities which we believe are currently undervalued in the marketplace exhibiting, for example, low price to earnings and low price to cash flow multiples. "Growth" securities are securities of companies which we believe have potential earnings ranging from steady to accelerated growth. We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity. We may actively trade portfolio securities.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Principal Risk Factors

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      The Fund is primarily subject to the risks mentioned below.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Active Trading Risk

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Convertible Securities Risk

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Counter-Party Risk

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Derivatives Risk

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Debt Securities Risk

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Emerging Markets Risk

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Foreign Currency Transactions Risk

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Foreign Investment Risk

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Growth Style Investment Risk

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          High Yield Securities Risk

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Issuer Risk

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Leverage Risk

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Liquidity Risk

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Management Risk

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Market Risk

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Non-Diversification Risk

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Regulatory Risk

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Smaller Company Securities Risk

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Utility and Telecommunications Sectors Risk

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Value Style Investment Risk

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Description of Principal Investment Risks

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Active Trading Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Convertible Securities Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security. In the event of a liquidation of the issuing company, holders of convertible securities would generally be paid only after holders of any senior debt obligations.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Counter-Party Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Debt Securities Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer or credit support provider of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or credit support provider or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Derivatives Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Certain derivative positions may be difficult to close out when a Fund's portfolio manager may believe it would be appropriate to do so. Certain derivative positions, e.g., over-the-counter swaps, are subject to counterparty risk.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Emerging Markets Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Emerging markets securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to certain economic changes. For example, emerging market countries are typically more dependent on exports and are therefore more vulnerable to recessions in other countries. Emerging markets may be under-capitalized and have less developed legal and financial systems than markets in the developed world. Additionally, emerging markets may have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities also may be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Foreign Currency Transactions Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. To manage this risk, a Fund may enter into foreign currency futures contracts and foreign currency exchange contracts to hedge against a decline in the U.S. dollar value of a security it already owns or against an increase in the value of an asset it expects to purchase. Use of hedging techniques cannot protect against exchange rate risk perfectly. If a Fund's investment advisor is incorrect in its judgment of future exchange rate relationships, a Fund could be in a less advantageous position than if such a hedge had not been established. Losses on foreign currency transactions used for hedging purposes may be reduced by gains on the assets that are the subject of a hedge. A Fund may also purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies in which a Fund's holdings are denominated. Losses on such transactions may not be reduced by gains from other Fund assets. A Fund's gains from its positions in foreign currencies may accelerate and/or recharacterize the Fund's income or gains and its distributions to shareholders. The Fund's losses from such positions may also recharacterize the Fund's income and its distributions to shareholders and may cause a return of capital to Fund shareholders.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Foreign Investment Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Growth Style Investment Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              High Yield Securities Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              High yield securities (sometimes referred to as "junk bonds") are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and their values tend to be more volatile than higher-rated securities of similar maturity. The value of these securities can be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these securities may be less liquid and more difficult to value than higher-rated securities.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Issuer Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Leverage Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Liquidity Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              A security may not be able to be sold at the time desired or without adversely affecting the price.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Management Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Market Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Non-Diversification Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Because the percentage of a non-diversified fund's assets invested in the securities of a single issuer is not limited by the 1940 Act, greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer. Non-diversified, geographically concentrated funds are riskier than similar funds that are diversified or that spread their investments over several geographic areas. Default by a single security in the portfolio may have a greater negative effect than a similar default in a diversified portfolio. (A "diversified" investment company is required by the 1940 Act, generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer).

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Precious Metals Sector Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               The Precious Metals Fund concentrates its investments in securities related to precious metals and therefore may be more susceptible to financial, economic or market events impacting the precious metals sector. In particular, the precious metals sector is subject to fluctuation in the prices of gold and other precious metals due to monetary and political developments such as economic cycles, the devaluation of currency, changes in inflation or expectations about inflation in various countries, interest rates, metal sales by governments or other entities, government regulation, and resource availability and demand. Since much of the world's gold and precious metals are mined in South Africa, which is considered to be an emerging markets country, the economic and political situations in that country can affect the price of gold and precious metals located elsewhere.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Regulatory Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Smaller Company Securities Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Subsidiary Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               The Wells Fargo Advantage Precious Metals Fund has a subsidiary that may invest directly in precious metals or minerals. The value of the Fund's investment in its subsidiary may be adversely impacted by the risks associated with delivery, storage and maintenance, possible illiquidity, and the unavailability of accurate market valuations of precious metals or minerals as well as by custody and transaction costs associated with a subsidiary's investment in precious metals or minerals.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Technology Sector Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               The Specialized Technology Fund concentrates its investments in the technology sector and therefore may be more susceptible to financial, economic or market events impacting the technology sector. In particular, technology company stocks can be subject to abrupt or erratic price movements and have been volatile due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing, and competition for market share, and the potential for falling profit margins. These companies also face the risks that new services, equipment and technologies will not be accepted by consumers or businesses, or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Utility and Telecommunications Sectors Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The Utility and Telecommunications Fund concentrates its investments in the utility and telecommunications sectors and therefore may be susceptible to financial, economic or market events impacting those sectors. In particular, investments in the utility and telecommunications sectors include unique risks such as decreases in the demand for utility company products and services, increased competition resulting from deregulation, and rising energy costs, among others. These developments also could cause utility companies to reduce the dividends they pay on their stock, potentially decreasing the dividends you receive from the Fund. Telecommunications companies and products, like technology companies and products generally, are highly dependent on innovation and expansion of existing technologies, such as internet communications and the ability to access the internet through mobile devices, as well as intense pricing competition and industry consolidation. Investments in companies in energy-related industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations (including possible imposition of a windfall profit tax or similar tax). The Fund's investment performance will be more significantly affected by factors affecting utility, energy, and telecommunications companies than would be a fund investing more broadly. In addition, utility and telecommunications companies typically borrow heavily to support continuing operations. Increases in interest rates could increase borrowing costs, which could adversely impact an issuer's financial results and stock price, and ultimately the value of, and total return on, the Fund's shares.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Value Style Investment Risk
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Portfolio Holdings Information

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Organization and Management of the Funds

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              About Wells Fargo Funds Trust

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, other service providers may be changed by the Board without shareholder approval.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The Investment Adviser

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees." A discussion regarding the basis for the Board's approval of the investment advisory and sub-advisory agreement for the Specialized Technology Fund is available in that Fund's semi-annual report for the fiscal half-year ended April 30, 2010.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              For the Specialty Technology Fund's most recent fiscal year end, the advisory fee paid to Funds Management was as follows:

Advisory Fees Paid as % of Net Assets
As a % of average daily net assets
Wells Fargo Advantage Specialized Technology Fund	0.95%

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              For the Precious Metals Fund's and the Utility and Telecommunications Fund's most recent fiscal year end, the advisory fee paid to Evergreen Investment Management Company, LLC, the investment adviser to those Funds' predecessors, was as follows:

Advisory Fees Paid as % of Net Assets
As a % of average daily net assets
Wells Fargo Advantage Precious Metals Fund	0.46%
Wells Fargo Advantage Utility and Telecommunciations Fund	0.42%

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve gains or outperformance.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator and principal underwriter.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The Sub-Advisers and Portfolio Managers

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The following sub-advisers and portfolio managers perform day-to-day investment management activities for the Funds. Each sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Wells Capital Management Incorporated (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Precious Metals Fund. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Fund. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

Michael Bradshaw, CFA Precious Metals Fund

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Mr. Bradshaw is a Director and Senior Equity Analyst with Wells Capital's International Developed Markets team. His responsibilities include focusing primarily on metals and international equities. Mr. Bradshaw has been with Wells Capital or its predecessor since 2006. Previously, he served as a Vice President and Senior Analyst with Pioneer Investment Management (1997-2006), where his duties included research coverage of the materials sector and managing Pioneer Gold Fund (1997 and 1998) and as a Research Associate with CIBC Wood Gundy Securities Inc. (1995-1997), where he covered gold mining. Prior to joining the investment industry, he worked for six years as a geologist, which included exploration and governmental research projects. Mr. Bradshaw has been working in the investment management field since 1995. He received a BS in Geology from The University of Western Ontario (1985) and a MBA in Finance from The University of Toronto (1993). He has been awarded the use of the Chartered Financial Analyst (CFA) designation by the CFA Institute. He is a member of the Boston Securities Analysts Society and the Toronto Society of Financial Analysts.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              RCM Capital Management, LLC (RCM), wholly owned by RCM US Holdings LLC (US Holdings), is located at 4 Embarcadero Center, San Francisco, CA 94111. US Holdings is a registered investment adviser and is an indirect wholly owned subsidiary of Dresdner Bank AG, which in turn, is a wholly owned subsidiary of Allianz SE. RCM is a registered investment adviser and is the sub-adviser for the Specialized Technology Fund and in this capacity is responsible for the day-to-day investment management activities of the Fund.

Huachen Chen, CFA Specialized Technology Fund

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Mr.Chen is jointly responsible for managing the Specialized Technology Fund, which he has managed from 2000 to April 2003, and again since 2004. Mr.Chen joined RCM as a securities analyst in 1985 and became a principal with the firm in 1994. From 2000 through April 2003, he co-managed the Specialized Technology Fund, and in May 2003 joined the team of RCM investment professionals that provide research assistance to the Fund. He resumed his co-management responsibilities for the Fund in 2004. Education: B.S., Electrical Engineering, Cornell University; M.S., Materials Science and Engineering, Northwestern University.

Walter C. Price, Jr., CFA Specialized Technology Fund

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Mr. Price is jointly responsible for managing the Specialized Technology Fund, which he has managed since 2000.Mr. Price joined RCM in 1974 as a senior securities analyst and became a principal with the firm in 1978.He is responsible for fundamental security analysis in the software/services and internet areas.He is a Director and past president of the M.I.T.Club of Northern California and heads the Educational Council for M.I.T. in the Bay Area. Education: B.S., Electrical Engineering, M.I.T.; B.S.and M.S.,Management, Sloan School, M.I.T.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Crow Point Partners, LLC (Crow Point), is the investment sub-adviser to the Utility and Telecommunications Fund. As sub-adviser, Crow Point manages the Fund's investments on a day-to-day basis. Crow Point is an investment management company formed in 2006, located at 10 The New Driftway, Scituate, Massachusetts 02066.

Timothy O'Brien, CFA Utility and Telecommunications Fund

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Mr. O'Brien is a Managing Partner of Crow Point Partners LLC, an investment management firm and the sub-adviser for three Wells Capital mutual funds. Prior to forming Crow Point in 2006, he was a Managing Director and Senior Portfolio Manager with the Value Equity team of Evergreen Investments' Equity Management group. Previously, he managed the Gabelli Utilities Fund for Gabelli Asset Management Inc. (1999-2002). Additionally, he served as a Portfolio Manager and Analyst for Eaton Vance Management (1994-1999), an Equity Analyst with Loomis Sayles Co. (1986-1994), and as an Equity Analyst for PNC Bank Corp. (1983-1986). Mr. O'Brien has been in the investment management industry since 1983. He received a BBA from the University of Massachusetts (Cum Laude - 1976) and a MBA in finance from Wharton School (1983). He has been awarded the Chartered Financial Analyst (CFA) designation by the CFA Institute. He also served as the Program Chairperson for the former Public Utility Analysts of Boston.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Dormant Multi-Manager Arrangement

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The Board has adopted a "multi-manager" arrangement for the Precious Metals Fund and Utility and Telecommunications Fund. Under this arrangement, each of these Funds and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about each Fund's sub-advisory arrangements without obtaining shareholder approval. Each Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Compensation to Dealers and Shareholders Servicing Agents

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Shareholder Servicing Plan
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services for each Class of the Fund. For these services, each Class pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Additional Payments to Dealers
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                               In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              In return for these Additional Payments, the Funds' adviser and distributor expect the Funds to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Funds' distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Pricing Fund Shares

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              How to Buy Shares

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Administrator Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds. Specific eligibility requirements that apply to these entities include:

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Employee benefit plan programs that have at least $10 million in plan assets;

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Broker-dealer managed account or wrap programs that charge an asset-based fee;

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Registered investment adviser mutual fund wrap programs that charge an asset-based fee;

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Internal Revenue Code Section 529 college savings plan accounts;

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Fund of Funds including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM);

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Institutions who invest a minimum initial amount of $1 million in a Fund; and

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Under certain circumstances and for certain groups as detailed in the Funds' Statement of Additional Information.

Institutions Purchasing Shares Directly	Opening an Account	Adding to an Account
By Telephone or Internet

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  A new account may not be opened by
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  telephone or internet unless the institution
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  has another Wells Fargo Advantage Fund
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  account. If the institution does not currently
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  have an account, contact your investment
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  representative.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  To buy additional shares or to buy
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  shares in a new Fund:

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Call Investor Services at 1-800-222-8222 or

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Call 1-800-368-7550 for the automated phone system or

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Visit our Web site at www.wellsfargo.com/ advantagefunds

By Wire

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Complete and sign the Administrator Class account application

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Call Investor Services at 1-800-222-8222 for faxing instructions

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Use the following wiring instructions: State Street Bank & Trust Boston, MA Bank Routing Number: ABA 011000028 Wire Purchase Account: 9905-437-1 Attention: Wells Fargo Advantage Funds (Name of Fund, Account Number) Account Name: Provide your name as registered on the Fund account

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Special Considerations When Investing Through Financial Intermediaries:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                         If a financial intermediary purchases Administrator Class shares on your behalf, you should understand the following:

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for Administrator Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers'beneficial ownership of the shares.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            U.S. Dollars Only. All payment must be made in U.S. dollars and all checks must be drawn on U.S. banks.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Earnings Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              How to Sell Shares

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Administrator Class shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

Institutions Selling Shares Directly	To Sell Some or All of Your Shares
By Telephone / Electronic Funds Transfer (EFT)

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                To speak with an investor services representative call 1-800-222-8222 or use the automated phone system at 1-800-368-7550.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

By Wire

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      To arrange for a Federal Funds wire, call 1-800-222-8222.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Redemption proceeds are usually wired to the financial intermediary the following business day.

By Internet	Visit our Web site at www.wellsfargo.com/advantagefunds.
Through Your Investment Representative	Contact your investment representative.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          General Notes for Selling Shares

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Proper Form. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Earnings Distributions. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through Electronic Funds Transfer, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Redemption in Kind. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the Investment Company Act of 1940, and the rules thereunder. The redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              How to Exchange Shares

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Frequent Purchases and Redemptions of Fund Shares

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be "blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Money market funds;

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Ultra short funds (includes Adjustable Rate Government Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund);

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Purchases of shares through dividend reinvestments;

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Rebalancing transactions within certain asset allocation or "wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Transactions initiated by a registered "fund of funds" or Section 529 Plan into an underlying fund investment;

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Purchases below $5,000 (including purchases that are part of an exchange transaction).

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliates that are used exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Account Policies

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Advance Notice of Large Transactions
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Householding
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Retirement Accounts
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                 We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                  Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Small Account Redemptions
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so,we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Statements and Confirmations
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Electronic Delivery of Fund Documents
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     You may elect to receive your Fund's prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Fund's Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Fund's Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Statement Inquiries
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Transaction Authorizations
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    USA PATRIOT Act
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    Distributions

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    The Precious Metals Fund and the Specialized Technology Fund generally make distributions of any net investment income and any realized net capital gains at least annually. The Utility and Telecommunications Fund generally makes distributions of any net investment income quarterly and any realized net capital gains at least annually. Please note, distributions have the effect of reducing the NAV per share by the amount distributed.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                    We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                      Automatic Reinvestment Option—Allows you to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                        Check Payment Option—Allows you to have checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                          Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written, medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Directed Distribution Purchase Option—Allows you to buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Taxes

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting a Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax, as long as certain holding period requirements are met. These reduced rates of tax will expire after December 31, 2010. Maximum long-term capital gain income tax rates are scheduled to rise to 20% in 2011, 18% for assets held more than 5 years. Due to recent legislation, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Fund has built up, or have the potential to build up, high levels of unrealized appreciation.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Additional Performance Information

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            This section contains additional information regarding performance of the Funds. The sub-section below titled "Index Descriptions" defines the market indices that are referenced in the Fund Summaries. The sub-section below titled "Share Class Performance" provides history for specified share classes of certain Funds.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Index Descriptions
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            The "Average Annual Total Returns" table in each Fund's Fund Summary compares the Fund's returns with those of at least one broad-based market index. Below are descriptions of each such index. You cannot invest directly in an index.

S&P 500® Index

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            The S&P 500® Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value-weighted index with each stock's weight in the Index proportionate to its market value. Standard & Poor's, S&P, S&P 500 Index, Standard & Poor's 500 and 500 are trademarks of McGraw Hill, Inc. and have been licensed for use by the Wells Fargo Advantage Asset Allocation Fund.The Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation or warranty regarding the advisability of investing in the Fund.

FTSE Gold Mines Index	FTSE Gold Mines Index is an unmanaged, open-ended index designed to reflect the performance of the worldwide market in the shares of companies whose principal activity is the mining of gold.
S&P North American Technology Index	The S&P North American Technology Index (formerly the Goldman Sachs Technology Index) is a modified capitalization-weighted index of selected technology stocks.
S&P 500 Utilities Index	The S&P 500 Utilities Index is a market value-weighted index, measuring the performance of all stocks within the Utility Sector of the S&P 500 Index.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Share Class Performance
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             The performance history of share classes of certain Funds is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summaries. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of an applicable Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Precious Metals Fund - Administrator Class. The inception date of the Administrator Class shares was July 30, 2010. Performance shown for the Administrator Class shares prior to their inception reflects the performance of the Fund's Institutional Class shares. The Institutional Class annual returns are substantially similar to what the Administrator Class annual returns would be because the Institutional Class and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown has not been adjusted to include the higher expenses applicable to the Administrator Class shares. If the expenses of the Administrator Class were included, returns would be lower. Historical performance shown for the Institutional Class prior to its inception on February 29, 2000 is based on the performance of the Fund's Class A shares and reflects the higher expenses applicable to Class A. If these returns had been adjusted, returns would be higher. Historical performance shown for all classes of the Fund prior to July 16, 2010 is based on the performance of the fund's predecessor, Evergreen Precious Metals Fund.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                              Specialized Technology Fund - Administrator Class. The inception date of the Administrator Class shares was July 30, 2010. Performance shown for the Administrator Class shares prior to its inception reflects the performance of the Fund's Class A shares. The Class A annual returns are substantially similar to what the Administrator Class annual returns would be because the Class A and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown includes the higher expenses applicable to the Fund's Class A shares. If these expenses had not been included, returns would be higher.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Utility and Telecommunications Fund - Administrator Class. The inception date of the Administrator Class shares was July 30, 2010. Performance shown for the Administrator Class shares prior to their inception reflects the performance of the Fund's Institutional Class shares. The Institutional Class annual returns are substantially similar to what the Administrator Class annual returns would be because the Institutional Class and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown has not been adjusted to include the higher expenses applicable to the Administrator Class shares. If the expenses of the Administrator Class were included, returns would be lower. Historical performance shown for the Institutional class of the Fund prior to July 16, 2010 is based on the performance of the fund's predecessor, Evergreen Utility and Telecommunications Fund.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. Each Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Financial Highlights

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Because Administrator Class shares of the Funds did not exist prior to July 30, 2010, financial highlights are not available for this class of the Funds.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                FOR MORE INFORMATION

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                More information on a Fund is available free upon request, including the following documents:

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Statement of Additional Information (SAI)
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Annual/Semi-Annual Reports
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                To obtain copies of the above documents or for more information about
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Wells Fargo Advantage Funds, contact us:

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                By telephone:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Individual Investors: 1-800-222-8222
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Retail Investment Professionals: 1-888-877-9275
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Institutional Investment Professionals: 1-866-765-0778

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                By e-mail: wfaf@wellsfargo.com

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                By mail:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Wells Fargo Advantage Funds
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                P.O. Box 8266
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Boston, MA 02266-8266

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                On the Internet:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                www.wellsfargo.com/advantagefunds

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                From the SEC:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Visit the SEC's Public Reference Room in Washington,
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                DC (phone 1-202-551-8090 for operational information for the SEC's Public Reference Room) or the SEC's Internet site at www.sec.gov.

                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                To obtain information for a fee, write or email:
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                SEC's Public Reference Section
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                100 "F" Street, NE
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                Washington, DC 20549-0102
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                                publicinfo@sec.gov

© 2010 Wells-Fargo Funds Management, LLC. All rights reserved	www.wellsfargo.com/advantagefunds	E70SFAM/P403E 07-10 ICA Reg. No. 811-09253

Prospectus

July 30, 2010

Administrator Class

 Wells Fargo Advantage Funds® - Allocation Funds

Diversified Capital Builder Fund
Administrator Class - EKBDX
Diversified Income Builder Fund
Administrator Class - EKSDX

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (SEC), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency.

Fund Summaries

A summary of information about each Fund, including: investment objective, fees and expenses, portfolio turnover, principal investment strategies, principal risks, performance history, management of the Fund, transaction policies and tax information.

The Funds

Information about each Fund you should know before investing, including: investment objective, principal investments, principal investment strategies, and principal risks.

Organization and Management of the Funds

Information about the Funds' organization and the companies managing your money.

Your Account

Information about how Fund shares are priced and how to buy, sell and exchange Fund shares.

Other information

Information about distributions, taxes and financial highlights.

Diversified Capital Builder Fund

Investment Objective

The Fund seeks long-term total return, consisting of capital appreciation and current income.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.60%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.45%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.06%
Fee Waivers	0.10%
Total Annual Fund Operating Expenses After Fee Waiver[1][2]	0.96%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 0.95% for Administrator Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Administrator Class
1 Year	$98
3 Years	$306
5 Years	$554
10 Years	$1,266

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in equity and fixed income securities with an emphasis on equity securities. Under normal circumstances, we invest up to 90% of the Fund's total assets in equity securities. For the equity portfolio, we seek out companies that we believe have strong fundamental attributes and growth prospects with valuations that leave ample room for capital appreciation. We select equity securities of companies of any size. We invest up to 30% of the Fund's total assets in corporate debt securities that are below investment-grade. For the debt portfolio, we invest principally in below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of corporate issuers. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by S&P, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or as deemed by us to be of comparable quality. We also invest up to 25% of the Fund's total assets in foreign equity and debt securities. The target allocation range of the Fund's investments are 70% to 90% in equity securities and 10% to 30% in debt securities. The proportion of the Fund's assets invested in debt and equity securities will change based on the portfolio manager's assessment of economic conditions and investment opportunities.

We expect that the dollar-weighted average duration of its debt securities will normally be between two and six years, while the dollar-weighted average maturity is expected to be longer than the dollar-weighted average duration.

We may use futures, options or swap agreements, as well as other derivatives, to manage risk or enhance return.

We start our investment process by looking at macroeconomic factors, such as the pace of economic growth, employment conditions, corporate profits, inflation rates, monetary and fiscal policy, within the context of other even broader factors, including the influence of international economic and financial conditions. This top-down, macroeconomic outlook helps us to determine the sectors and industries in which we believe the portfolio should invest, and in what proportions. We then seek those industries within this macroeconomic environment which we find attractive - industries that are either growing at or above the rate of economic growth (growth industries) or out of favor industries with potentially improving outlooks (value industries.) Within those industries, we prefer companies with sustainable competitive advantages and high barriers to entry, and we specifically seek companies with strong management teams and financial flexibility. When we analyze potential securities for purchase, we look at the best value in the range of securities issued by the company within that company's capital structure, whether that may result in the selection of equity or debt securities. We also consider the Fund's absolute level of risk in determining the allocation between equity and debt securities.

We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year
Administrator Class (Incepted on July 30, 2010)1

Highest Quarter: 3rd Quarter 2009	+15.64%
Lowest Quarter: 4th Quarter 2008	-27.38%
Year-to-date total return as of 6/30/2010 is -4.34%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	7/30/2010	41.53%	-0.86%	-0.01%
Administrator Class (after taxes on distributions)	7/30/2010	40.86%	-2.03%	-1.42%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	27.09%	-0.99%	-0.54%
Evergreen Diversified Capital Builder Blended Index (reflects no deduction for fees, expenses, or taxes)		35.31%	2.22%	1.43%
BofA Merrill Lynch High Yield Master Index (reflects no deduction for fees, expenses, or taxes)		56.28%	6.23%	6.77%
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)		28.43%	0.79%	-0.49%
1.	Performance shown for the Administrator Class shares prior to its inception reflects the performance of the Fund's Institutional Class shares. The Institutional Class annual returns are substantially similar to what the Administrator Class annual returns would be because the Institutional Class and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown has not been adjusted to include the higher expenses applicable to the Administrator Class shares. If the expenses of the Administrator Class were included, returns would be lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Margaret Patel, Portfolio Manager/2007

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Purchase and Sale of Fund Shares" beginning on page 12 of the Prospectus.

Diversified Income Builder Fund

Investment Objective

The Fund seeks long-term total return, consisting of current income and capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	None
Maximum deferred sales charge (load)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.50%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.48%
Total Annual Fund Operating Expenses	0.98%
Fee Waivers	0.08%
Total Annual Fund Operating Expenses After Fee Waiver[1][2]	0.90%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.	Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed the Total Annual Fund Operating Expenses After Fee Waiver shown. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The fee waiver in the Total Annual Fund Operating Expenses After Fee Waiver is only reflected for the length of the waiver commitment in each of the following time periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:	Administrator Class
1 Year	$92
3 Years	$287
5 Years	$517
10 Years	$1,178

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 55% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in debt and equity securities with an emphasis on debt securities. Under normal circumstances, we invest at least 80% of the Fund's total assets in a diversified portfolio of U.S. and non-U.S. income-producing securities of any quality, including dividend-paying common and preferred stocks, convertible bonds, corporate bonds and derivatives. We may invest without limit in corporate debt securities that are rated below investment-grade. For the debt portfolio, we invest principally in below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of corporate issuers. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by S&P, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or as deemed by us to be of comparable quality. We invest up to 25% of the Fund's total assets in equity securities, including common and preferred stocks. For the equity portfolio, we seek out companies that we believe have strong fundamental attributes and growth prospects with valuations that leave ample room for capital appreciation. We select equity securities of companies of any size. We invest up to 25% of the Fund's total assets in foreign equity and debt securities. The target allocation ranges for the Fund's investments are 75% to 90% in debt securities and 10% to 25% in equity securities. The proportion of the Fund's assets invested in debt and equity securities will change based on our assessment of economic conditions and investment opportunities.

We expect that the dollar-weighted average duration of its debt securities will normally be between two and six years, while the dollar-weighted average maturity is expected to be longer than the dollar-weighted average duration.

Securities in the Fund's portfolio may be issued by domestic or foreign issuers (including foreign governments), and may include securities of emerging markets issuers.

We may use futures, options or swap agreements, as well as other derivatives, to manage risk or enhance return.

We start our investment process by looking at macroeconomic factors, such as the pace of economic growth, employment conditions, corporate profits, inflation rates, monetary and fiscal policy, within the context of other even broader factors, including the influence of international economic and financial conditions. This top-down, macroeconomic outlook helps us to determine the sectors and industries in which we believe the portfolio should invest, and in what proportions. We then seek those industries within this macroeconomic environment which we find attractive - industries that are either growing at or above the rate of economic growth (growth industries) or out of favor industries with potentially improving outlooks (value industries.) Within those industries, we prefer companies with sustainable competitive advantages and high barriers to entry, and we specifically seek companies with strong management teams and financial flexibility. When we analyze potential securities for purchase, we look at the best value in the range of securities issued by the company within that company's capital structure, whether that may result in the selection of equity or debt securities. We also consider the Fund's absolute level of risk in determining the allocation between equity and debt securities.

We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Growth Style Investment Risk. Growth stocks may be more expensive relative to the values of other stocks and carry potential for significant volatility and loss.

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security.

Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at www.wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year
Administrator Class (Incepted on July 30, 2010)1

Highest Quarter: 3rd Quarter 2009	+10.31%
Lowest Quarter: 4th Quarter 2008	-17.06%
Year-to-date total return as of 6/30/2010 is +0.89%

Average Annual Total Returns for the periods ended 12/31/2009[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	7/30/2010	35.00%	0.43%	4.61%
Administrator Class (after taxes on distributions)	7/30/2010	32.57%	-1.33%	2.34%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	22.61%	-0.65%	2.57%
Diversified Income Builder Blended Index (reflects no deduction for fees, expenses, or taxes)		49.25%	4.94%	5.06%
BofA Merrill Lynch High Yield Master Index (reflects no deduction for fees, expenses, or taxes)		56.28%	6.23%	6.77%
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)		28.43%	0.79%	-0.49%
1.	Performance shown for the Administrator Class shares prior to its inception reflects the performance of the Fund's Institutional Class shares. The Institutional Class annual returns are substantially similar to what the Administrator Class annual returns would be because the Institutional Class and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown has not been adjusted to include the higher expenses applicable to the Administrator Class shares. If the expenses of the Administrator Class were included, returns would be lower.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Investment Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Margaret Patel, Portfolio Manager/2007

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to "Summary of Other Important Information Regarding Purchase and Sale of Fund Shares" beginning on page 12 of the Prospectus.

Summary of Important Information Regarding Purchase and Sale of Fund Shares

Transaction Policies

Administrator Class shares are offered for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that may charge their customers transaction or other fees.

Institutions Purchasing Fund Shares	To Place Orders or Redeem Shares

Minimum Initial Investment
Administrator Class: $1 million (certain eligible investors may not be subject to a minimum initial investment)

Minimum Additional Investment
Administrator Class: None

Opening an Account
Institutions which currently have another account with Wells Fargo Advantage Funds may open an account by phone or internet. If the institution does not have an account, contact your investment representative.

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: www.wellsfargo.com/advantagefunds Phone or Wire: 1-800-222-8222 Contact your investment representative.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

The Funds are distributed by Wells Fargo Funds Distributor, LLC, a member of FINRA/SIPC, and an affiliate of Wells Fargo & Company. Securities Investor Protection Corporation ("SIPC") information and brochure are available at www.SIPC.org or by calling SIPC at (202) 371-8300.

Key Fund Information

This Prospectus contains information about certain Funds within the Wells Fargo Advantage Funds® family and is designed to provide you with important information to help you with your investment decisions. Please read it carefully and keep it for future reference.

In this Prospectus, "we" generally refers to Wells Fargo Funds Management, LLC (Funds Management), the sub-adviser, or the portfolio managers. "We" may also refer to the Fund's other service providers. "You" refers to the shareholder or potential investor.

Investment Objective, Principal Investments and Principal Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental; that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

  what the Fund is trying to achieve;

    how we intend to invest your money; and

      what makes the Fund different from the other Funds offered in this Prospectus.

      This section also provides a summary of each Fund's principal investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis.

      Principal Risk Factors

      This section lists the principal risk factors for each Fund. A complete description of these and other risks is found in the "Description of Principal Investment Risks" section. It is possible to lose money by investing in a Fund.

      Diversified Capital Builder Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Investment Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Margaret Patel
Fund Inception	September 11, 1935
Institutional Class	Ticker: EKBDX	Fund Number: 3761

      Investment Objective

      The Fund seeks long-term total return, consisting of capital appreciation and current income.

      Principal Investments

      Under normal circumstances, we invest:

        Up to 90% of the Fund's total assets in equity securities;

          Up to 30% of the Fund's total assets in corporate debt securities that are below investment-grade; and

            Up to 25% of the Fund's total assets in foreign equity and debt securities.

            The Fund's target allocation is as follows:

              70% to 90% in equity securities; and

                10% to 30% in debt securities.

                Principal Investment Strategies

                The Fund invests in equity and fixed income securities with an emphasis on equity securities. Under normal circumstances, we invest up to 90% of the Fund's total assets in equity securities. For the equity portfolio, we seek out companies that we believe have strong fundamental attributes and growth prospects with valuations that leave ample room for capital appreciation. We select equity securities of companies of any size. We invest up to 30% of the Fund's total assets in corporate debt securities that are below investment-grade. For the debt portfolio, we invest principally in below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of corporate issuers. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by S&P, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or as deemed by us to be of comparable quality. We also invest up to 25% of the Fund's total assets in foreign equity and debt securities. The target allocation range of the Fund's investments are 70% to 90% in equity securities and 10% to 30% in debt securities. The proportion of the Fund's assets invested in debt and equity securities will change based on the portfolio manager's assessment of economic conditions and investment opportunities.

                We expect that the dollar-weighted average duration of its debt securities will normally be between two and six years, while the dollar-weighted average maturity is expected to be longer than the dollar-weighted average duration

                We may use futures, options or swap agreements, as well as other derivatives, to manage risk or enhance return.

                We start our investment process by looking at macroeconomic factors, such as the pace of economic growth, employment conditions, corporate profits, inflation rates, monetary and fiscal policy, within the context of other even broader factors, including the influence of international economic and financial conditions. This top-down, macroeconomic outlook helps us to determine the sectors and industries in which we believe the portfolio should invest, and in what proportions. We then seek those industries within this macroeconomic environment which we find attractive - industries that are either growing at or above the rate of economic growth (growth industries) or out of favor industries with potentially improving outlooks (value industries.) Within those industries, we prefer companies with sustainable competitive advantages and high barriers to entry, and we specifically seek companies with strong management teams and financial flexibility. When we analyze potential securities for purchase, we look at the best value in the range of securities issued by the company within that company's capital structure, whether that may result in the selection of equity or debt securities. We also consider the Fund's absolute level of risk in determining the allocation between equity and debt securities.

                The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

                Principal Risk Factors

                The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Debt Securities Risk Derivatives Risk Foreign Investment Risk Growth Style Investment Risk High Yield Securities Risk Issuer Risk	Leverage Risk Liquidity Risk Management Risk Market Risk Regulatory Risk Smaller Company Securities Risk Value Style Investment Risk

                These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                Diversified Income Builder Fund

Investment Adviser	Wells Fargo Funds Management, LLC
Investment Sub-Adviser	Wells Capital Management Incorporated
Portfolio Manager	Margaret Patel
Fund Inception:	April 14, 1987
Institutional Class	Ticker: EKSDX	Fund Number: 3762

                Investment Objective

                The Fund seeks long-term total return, consisting of current income and capital appreciation.

                Principal Investments

                Under normal circumstances, we invest:

                  At least 80% of the Fund's total assets in a diversified portfolio of U.S. and non-U.S. income-producing securities of any quality, including dividend-paying common and preferred stocks, convertible bonds, corporate bonds and derivatives;

                    Up to 25% of the Fund's total assets in equity securities, including common and preferred stocks; and

                      Up to 25% of the Fund's total assets in foreign and debt securities.

                      The Fund's target allocation is as follows:

                        75% to 90% in debt securities; and

                          10% to 25% in equity securities.

                          Principal Investment Strategies

                          The Fund invests in debt and equity securities with an emphasis on debt securities. Under normal circumstances, we invest at least 80% of the Fund's total assets in a diversified portfolio of U.S. and non-U.S. income-producing securities of any quality, including dividend-paying common and preferred stocks, convertible bonds, corporate bonds and derivatives. We may invest without limit in corporate debt securities that are rated below investment-grade. For the debt portfolio, we invest principally in below investment-grade debt securities (often called "high-yield" securities or "junk bonds") of corporate issuers. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated BB through CCC by S&P, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or as deemed by us to be of comparable quality. We invest up to 25% of the Fund's total assets in equity securities, including common and preferred stocks. For the equity portfolio, we seek out companies that we believe have strong fundamental attributes and growth prospects with valuations that leave ample room for capital appreciation. We select equity securities of companies of any size. We invest up to 25% of the Fund's total assets in foreign equity and debt securities. The target allocation ranges for the Fund's investments are 75% to 90% in debt securities and 10% to 25% in equity securities. The proportion of the Fund's assets invested in debt and equity securities will change based on our assessment of economic conditions and investment opportunities.

                          We expect that the dollar-weighted average duration of its debt securities will normally be between two and six years, while the dollar-weighted average maturity is expected to be longer than the dollar-weighted average duration.

                          Securities in the Fund's portfolio may be issued by domestic or foreign issuers (including foreign governments), and may include securities of emerging markets issuers.

                          We may use futures, options or swap agreements, as well as other derivatives, to manage risk or enhance return.

                          We start our investment process by looking at macroeconomic factors, such as the pace of economic growth, employment conditions, corporate profits, inflation rates, monetary and fiscal policy, within the context of other even broader factors, including the influence of international economic and financial conditions. This top-down, macroeconomic outlook helps us to determine the sectors and industries in which we believe the portfolio should invest, and in what proportions. We then seek those industries within this macroeconomic environment which we find attractive - industries that are either growing at or above the rate of economic growth (growth industries) or out of favor industries with potentially improving outlooks (value industries.) Within those industries, we prefer companies with sustainable competitive advantages and high barriers to entry, and we specifically seek companies with strong management teams and financial flexibility. When we analyze potential securities for purchase, we look at the best value in the range of securities issued by the company within that company's capital structure, whether that may result in the selection of equity or debt securities. We also consider the Fund's absolute level of risk in determining the allocation between equity and debt securities.

                          The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During these periods, the Fund may not achieve its objective.

                          We regularly review the investments of the portfolio and may sell a portfolio holding when it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

                          Principal Risk Factors

                          The Fund is primarily subject to the risks mentioned below.

Counter-Party Risk Debt Securities Risk Derivatives Risk Emerging Markets Risk Foreign Investment Risk Growth Style Investment Risk High Yield Securities Risk	Issuer Risk Leverage Risk Liquidity Risk Management Risk Market Risk Regulatory Risk Value Style Investment Risk

                          These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value, yield and total return. These risks are described in the "Description of Principal Investment Risks" section.

                          Description of Principal Investment Risks

                          Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The factors that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

                          Active Trading Risk
                          Frequent trading will result in a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.

                          Counter-Party Risk
                          When a Fund enters into an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligation. For example, in a repurchase agreement, there exists the risk that where the Fund buys a security from a seller that agrees to repurchase the security at an agreed upon price and time, the seller will not repurchase the security. Similarly, the Fund is exposed to the same risk if it engages in a reverse repurchase agreement where a broker-dealer agrees to buy securities and the Fund agrees to repurchase them at a later date.

                          Debt Securities Risk
                          Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer or credit support provider of an instrument will be unable to make interest payments or repay principal when due. Changes in the financial strength of an issuer or credit support provider or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that market interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations. Debt securities with longer durations are generally more sensitive to interest rate changes than those with shorter durations. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and returns. Debt securities may also have, or become subject to, liquidity constraints.

                          Derivatives Risk
                          The term "derivatives" covers a broad range of investments, including futures, options and swap agreements. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the portfolio manager uses derivatives to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Certain derivative positions may be difficult to close out when a Fund's portfolio manager may believe it would be appropriate to do so. Certain derivative positions, e.g., over-the-counter swaps, are subject to counterparty risk.

                          Emerging Markets Risk
                          Emerging markets securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to certain economic changes. For example, emerging market countries are typically more dependent on exports and are therefore more vulnerable to recessions in other countries. Emerging markets may be under-capitalized and have less developed legal and financial systems than markets in the developed world. Additionally, emerging markets may have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities also may be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

                          Foreign Investment Risk
                          Foreign investments, including American Depositary Receipts (ADRs) and similar investments, are subject to more risks than U.S. domestic investments. These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. In addition, amounts realized on sales or distributions of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities. Investments in foreign securities involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investment. Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets. In addition, foreign markets can and often do perform differently from U.S. markets.

                          Growth Style Investment Risk
                          Growth stocks can perform differently from the market as a whole and from other types of stocks. Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company's long-term earnings growth with a higher stock price when that company's earnings grow faster than both inflation and the economy in general. Thus a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term. Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

                          High Yield Securities Risk
                          High yield securities (sometimes referred to as "junk bonds") are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and their values tend to be more volatile than higher-rated securities of similar maturity. The value of these securities can be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these securities may be less liquid and more difficult to value than higher-rated securities.

                          Issuer Risk
                          The value of a security may decline for a number of reasons that directly relate to the issuer or an entity providing credit support or liquidity support, such as management performance, financial leverage, and reduced demand for the issuer's goods, services or securities.

                          Leverage Risk
                          Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leverage. The use of leverage may cause a Fund to liquidate portfolio positions when it may not be advantageous to do so. Leveraging, including borrowing, may cause a Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

                          Liquidity Risk
                          A security may not be able to be sold at the time desired or without adversely affecting the price.

                          Management Risk
                          We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" on any investment loss you may suffer, nor does anyone we contract with to provide services promise to make good on any such losses.

                          Market Risk
                          The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value or become illiquid due to factors affecting securities markets generally or particular industries represented in the securities markets, such as labor shortages or increased production costs and competitive conditions within an industry. A security may decline in value or become illiquid due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. During a general downturn in the securities markets, multiple asset classes may decline in value or become illiquid simultaneously. Equity securities generally have greater price volatility than debt securities.

                          Regulatory Risk
                          Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

                          Smaller Company Securities Risk
                          Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

                          Value Style Investment Risk
                          Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks may be purchased based upon the belief that a given security may be out of favor. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn. Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation. Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

                          Portfolio Holdings Information

                          A description of the Wells Fargo Advantage Funds' policies and procedures with respect to disclosure of the Wells Fargo Advantage Funds' portfolio holdings is available in the Funds' Statement of Additional Information and on the Wells Fargo Advantage Funds' Web site at www.wellsfargo.com/advantagefunds. In addition, Funds Management will, from time to time, include portfolio holdings information in periodic commentaries for certain Funds. The substance of the information contained in such commentaries will also be posted to the Funds' Web site at www.wellsfargo.com/advantagefunds.

                          Organization and Management of the Funds

                          About Wells Fargo Funds Trust

                          The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (Board) supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides on matters of general policy.

                          The Board supervises the Funds and approves the selection of various companies hired to manage the Funds' operations. Except for the Funds' investment advisers, which generally may be changed only with shareholder approval, other service providers may be changed by the Board without shareholder approval.

                          The Investment Adviser

                          Wells Fargo Funds Management, LLC, located at 525 Market Street, San Francisco, CA 94105, serves as the investment adviser for the Funds. Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to assume the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. As adviser, Funds Management is responsible for implementing the investment policies and guidelines for the Funds and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as described in each Fund's table of Annual Fund Operating Expenses under the caption "Management Fees."

                          For a Fund's most recent fiscal year end, the advisory fee paid to Evergreen Investment Management Company, LLC, the investment adviser to the Fund's predecessor, was as follows:

Advisory Fees Paid as % of Net Assets
As a % of average daily net assets
Diversified Capital Builder Fund	0.37%
Diversified Income Builder Fund	0.43%

                          Wells Fargo & Company is a diversified financial services company providing banking, insurance, investments, mortgage and consumer finance services. The involvement of various subsidiaries of Wells Fargo & Company, including Funds Management, in the management and operation of the Funds and in providing other services or managing other accounts gives rise to certain actual and potential conflicts of interest.

                          For example, certain investments may be appropriate for a Fund and also for other clients advised by Funds Management and its affiliates, and there may be market or regulatory limits on the amount of investment, which may cause competition for limited positions. Also, various client and proprietary accounts may at times take positions that are adverse to a Fund. Funds Management applies various policies to address these situations, but a Fund may nonetheless incur losses or underperformance during periods when Wells Fargo & Company, its affiliates and their clients achieve gains or outperformance.

                          Wells Fargo & Company may have interests in or provide services to portfolio companies or Fund shareholders or intermediaries that may not be fully aligned with the interests of all investors. Funds Management and its affiliates serve in multiple roles, including as investment adviser and, for most Wells Fargo Advantage Funds, sub-adviser, as well as administrator and principal underwriter.

                          These are all considerations of which an investor should be aware and which may cause conflicts that could disadvantage a Fund. Funds Management has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest.

                          The Sub-Adviser and Portfolio Manager

                          The following sub-adviser and portfolio manager perform day-to-day investment management activities for the Funds. The sub-adviser is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds. The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund.

                          Wells Capital Management Incorporated (Wells Capital Management), an affiliate of Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Funds. Accordingly, Wells Capital Management is responsible for the day-to-day investment management activities of the Funds. Wells Capital Management is a registered investment adviser that provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals.

Margaret Patel Diversified Capital Builder Fund Diversified Income Builder Fund

                          Ms. Patel is a Managing Director and Senior Portfolio Manager with Wells Capital's Fundamental Equity group. She joined Wells Capital or its predecessor in 2007 and has more than 30 years experience managing various fixed income and equity funds. Previously, she served as a Senior Vice President and Portfolio Manager with Pioneer Investments (1999-2007), as a Vice President with Third Avenue Funds (1998-1999), and as a Vice President with Northstar Investment Management (1995-1996). While working at Pioneer Investments, she was nominated twice for Morningstar's "Fixed Income Manager of the Year" and she was the only high-yield manager among the nominees. She was featured among the nation's top 20 mutual fund managers in Market Masters by Kirk Kazanjian, published by John Wiley Sons (February 2005) and in World Beaters published by Citywire Group (UK: December 2004). She was also featured in the book The Mutual Fund Masters (1995) by CNBC host Bill Griffeth. For her extensive knowledge and expertise in the investment world, she has been quoted regularly in publications such as The Wall Street Journal, Barron's, Money, BusinessWeek, Boston Globe, The Chicago Tribune and MSN Money. She is also a frequent guest on both CNBC-TV and Bloomberg Business News television. Ms. Patel has been working in the investment management field since 1972. She received a BS in Economics from the University of Pittsburgh (1966). She is a member of the New York Society of Security Analysts.

                          Dormant Multi-Manager Arrangement

                          The Board has adopted a "multi-manager" arrangement for the Funds. Under this arrangement, each Fund and Funds Management may engage one or more sub-advisers to make day-to-day investment decisions for the Fund's assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (1) change, add or terminate one or more sub-advisers; (2) continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-adviser.

                          Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action. Under the "multi-manager" arrangement approved by the Board, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board's oversight and approval) to make decisions about the Fund's sub-advisory arrangements without obtaining shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law. Meanwhile, this multi-manager arrangement will remain dormant and will not be implemented until shareholders are further notified.

                          Compensation to Dealers and Shareholders Servicing Agents

                          Shareholder Servicing Plan
                          The Funds have a shareholder servicing plan. Under this plan, each Fund has agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services for each Class of the Fund. For these services, each Class pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

                          Additional Payments to Dealers
                           In addition to dealer reallowances and payments made by each Fund for distribution and shareholder servicing, the Fund's adviser, the distributor or their affiliates make additional payments ("Additional Payments") to certain selling or shareholder servicing agents for the Fund, which include broker-dealers and 401(k) service providers and recordkeepers. These Additional Payments are made in connection with the sale and distribution of shares of the Fund or for services to the Fund and its shareholders. These Additional Payments, which may be significant, are paid by the Fund's adviser, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from fees paid by the entire Fund complex.

                          In return for these Additional Payments, the Funds' adviser and distributor expect the Funds to receive certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments. Such advantages are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the selling agent's clients (sometimes referred to as "Shelf Space"); access to the selling agent's registered representatives; and/or ability to assist in training and educating the selling agent's registered representatives.

                          Certain selling or shareholder servicing agents receive these Additional Payments to supplement amounts payable by the Fund under the shareholder servicing plans. In exchange, these agents provide services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the types of services that might typically be provided by each Fund's transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

                          The Additional Payments may create potential conflicts of interest between an investor and a selling agent who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial consultant and review carefully any disclosure by the selling agent as to what monies they receive from mutual fund advisers and distributors, as well as how your financial consultant is compensated.

                          The Additional Payments are typically paid in fixed dollar amounts, or based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both. The Additional Payments differ among selling and shareholder servicing agents. Additional Payments to a selling agent that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in the Fund by the selling agent's customers. Additional Payments to a selling agent that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of the Fund attributable to the selling agent. In addition, representatives of the Funds' distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits may be paid for by the Fund's adviser, distributor, or their affiliates, subject to applicable FINRA regulations.

                          More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Wells Fargo Advantage Funds website at www.wellsfargo.com/advantagefunds.

                          Pricing Fund Shares

                          The share price (net asset value per share or NAV) for a Fund is calculated each business day as of the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. ET). To calculate a Fund's NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed. The Fund does not calculate its NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                          With respect to any portion of a Fund's assets that may be invested in other mutual funds, the Fund's NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

                          With respect to any portion of a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (closing price). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (NOCP), and if no NOCP is available, then at the last reported sales price.

                          We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security.

                          In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security as of the time of fair value pricing. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for additional details regarding the pricing of Fund shares.

                          How to Buy Shares

                          Administrator Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations. Administrator Class shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Funds. Specific eligibility requirements that apply to these entities include:

                            Employee benefit plan programs that have at least $10 million in plan assets;

                            Broker-dealer managed account or wrap programs that charge an asset-based fee;

                            Registered investment adviser mutual fund wrap programs that charge an asset-based fee;

                            Internal Revenue Code Section 529 college savings plan accounts;

                            Fund of Funds including those advised by Funds Management (Wells Fargo Advantage WealthBuilder PortfoliosSM);

                            Investment Management and Trust Departments of Wells Fargo purchasing shares on behalf of their clients;

                            Institutions who invest a minimum initial amount of $1 million in a Fund; and

                              Under certain circumstances and for certain groups as detailed in the Funds' Statement of Additional Information.

Institutions Purchasing Shares Directly	Opening an Account	Adding to an Account
By Telephone or Internet

                              A new account may not be opened by
                              telephone or internet unless the institution
                              has another Wells Fargo Advantage Fund
                              account. If the institution does not currently
                              have an account, contact your investment
                              representative.

                              To buy additional shares or to buy
                              shares in a new Fund:

                                Call Investor Services at 1-800-222-8222 or

                                Call 1-800-368-7550 for the automated phone system or

                                Visit our Web site at www.wellsfargo.com/ advantagefunds

By Wire

                                  Complete and sign the Administrator Class account application

                                    Call Investor Services at 1-800-222-8222 for faxing instructions

                                    Use the following wiring instructions: State Street Bank & Trust Boston, MA Bank Routing Number: ABA 011000028 Wire Purchase Account: 9905-437-1 Attention: Wells Fargo Advantage Funds (Name of Fund, Account Number) Account Name: Provide your name as registered on the Fund account

To buy additional shares, instruct your bank or financial institution to use the same wire instructions shown to the left.
Through Your Investment Representative	Contact your investment representative.	Contact your investment representative.

                                    Special Considerations When Investing Through Financial Intermediaries:
                                     If a financial intermediary purchases Administrator Class shares on your behalf, you should understand the following:

                                      Minimum Investments and Other Terms of Your Account. Share purchases are made through a customer account at your financial intermediary following that firm's terms. Financial intermediaries may require different minimum investment amounts. Please consult an account representative from your financial intermediary for specifics.

                                      Records are Held in Financial Intermediary's Name. Financial intermediaries are usually the holders of record for Administrator Class shares held through their customer accounts. The financial intermediaries maintain records reflecting their customers'beneficial ownership of the shares.

                                      Purchase/Redemption Orders. Financial intermediaries are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis.

                                      Shareholder Communications. Financial intermediaries are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds.

                                        U.S. Dollars Only. All payment must be made in U.S. dollars and all checks must be drawn on U.S. banks.

                                        Right to Refuse an Order. We reserve the right to refuse or cancel a purchase or exchange order for any reason, including if we believe that doing so would be in the best interests of a Fund and its shareholders.

                                          Earnings Distributions. You are eligible to earn distributions beginning on the business day after the transfer agent receives your purchase in proper form.

                                          How to Sell Shares

                                          Administrator Class shares must be redeemed according to the terms of your customer account with your financial intermediary. You should contact your investment representative when you wish to sell Fund shares.

Institutions Selling Shares Directly	To Sell Some or All of Your Shares
By Telephone / Electronic Funds Transfer (EFT)

                                            To speak with an investor services representative call 1-800-222-8222 or use the automated phone system at 1-800-368-7550.

                                            Redemptions processed by EFT to a linked Wells Fargo Bank account occur same day for Wells Fargo Advantage money market funds, and next day for all other Wells Fargo Advantage Funds.

                                              Transfers made to a Wells Fargo Bank account are made available sooner than transfers to an unaffiliated institution.

                                                Redemptions to any other linked bank account may post in two business days, please check with your financial institution for funds posting and availability.

                                                Note: Telephone transactions such as redemption requests made over the phone generally require only one of the account owners to call unless you have instructed us otherwise.

By Wire

                                                  To arrange for a Federal Funds wire, call 1-800-222-8222.

                                                    Be prepared to provide information on the commercial bank that is a member of the Federal Reserve wire system.

                                                      Redemption proceeds are usually wired to the financial intermediary the following business day.

By Internet	Visit our Web site at www.wellsfargo.com/advantagefunds.
Through Your Investment Representative	Contact your investment representative.

                                                      General Notes for Selling Shares

                                                        Proper Form. We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.

                                                        Earnings Distributions. Your shares are eligible to earn distributions through the date of redemption. If you redeem shares on a Friday or prior to a holiday, your shares will continue to be eligible to earn distributions until the next business day.

                                                        Right to Delay Payment. We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check or through Electronic Funds Transfer, you may be required to wait up to seven business days before we will send your redemption proceeds. Our ability to determine with reasonable certainty that investments have been finally collected is greater for investments coming from accounts with banks affiliated with Funds Management than it is for investments coming from accounts with unaffiliated banks. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.

                                                        Redemption in Kind. Although generally we pay redemption requests in cash, we reserve the right to determine in our sole discretion, whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, we may pay all or part of the redemption in securities of equal value as permitted under the Investment Company Act of 1940, and the rules thereunder. The redeeming shareholders should expect to incur transaction costs upon the disposition of the securities received.

                                                          Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

                                                          How to Exchange Shares

                                                          Exchanges between Wells Fargo Advantage Funds involve two transactions: (1) a sale of shares of one Fund; and (2) the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

                                                            In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment (i.e., a Fund not closed to new accounts).

                                                            An exchange request will be processed on the same business day, provided that both Funds are open at the time the request is received. If one or both Funds are closed, the exchange will be processed on the following business day.

                                                            You should carefully read the prospectus for the Wells Fargo Advantage Fund into which you wish to exchange.

                                                            Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

                                                            If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum initial purchase amount for the new Fund, unless your balance has fallen below that amount due to investment performance.

                                                            Any exchange between two Wells Fargo Advantage Funds must meet the minimum subsequent purchase amounts.

                                                            Generally, we will notify you at least 60 days in advance of any changes in our exchange policy.

                                                            Frequent Purchases and Redemptions of Fund Shares

                                                            The Funds reserve the right to reject any purchase or exchange order for any reason. The Funds are not designed to serve as vehicles for frequent trading. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

                                                            Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

                                                            The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, the Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Funds Management monitors available shareholder trading information across all Funds on a daily basis. If a shareholder redeems more than $5,000 (including redemptions that are part of an exchange transaction) from a Fund, that shareholder will be "blocked" from purchasing shares of that Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

                                                              Money market funds;

                                                                Ultra short funds (includes Adjustable Rate Government Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund);

                                                                  Purchases of shares through dividend reinvestments;

                                                                    Systematic purchases, redemptions or exchanges where a financial intermediary maintaining a shareholder account identifies the transaction as a systematic purchase, redemption or exchange at the time of the transaction;

                                                                      Rebalancing transactions within certain asset allocation or "wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

                                                                        Transactions initiated by a registered "fund of funds" or Section 529 Plan into an underlying fund investment;

                                                                          Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares purchased or redeemed by a participant in connection with plan loans; and

                                                                            Purchases below $5,000 (including purchases that are part of an exchange transaction).

                                                                            In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliates that are used exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

                                                                            A financial intermediary through whom you may purchase shares of a Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and described in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about the restrictions or limitations on trading activity that will be applied to your account.

                                                                            Account Policies

                                                                            Advance Notice of Large Transactions
                                                                             We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $5,000,000. This will allow us to manage the Funds most effectively. When you give us this advance notice, you must provide us with your name and account number.

                                                                            Householding
                                                                             To help keep Fund expenses low, a single copy of a prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please contact your financial intermediary.

                                                                            Retirement Accounts
                                                                             We offer prototype documents for a variety of retirement accounts for individuals and small businesses. Please call 1-800-222-8222 for information on:

                                                                              Individual Retirement Plans, including Traditional IRAs and Roth IRAs.

                                                                                Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

                                                                                There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by institutions may vary.

                                                                                Small Account Redemptions
                                                                                 We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). Before doing so,we will give you approximately 60 days to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

                                                                                Statements and Confirmations
                                                                                 Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions. Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

                                                                                Electronic Delivery of Fund Documents
                                                                                 You may elect to receive your Fund's prospectuses, shareholder reports and other Fund documents electronically in lieu of paper form by enrolling on the Fund's Web site at www.wellsfargo.com/advantagedelivery. If you make this election, you will be notified by e-mail when the most recent Fund documents are available for electronic viewing and downloading.

                                                                                To receive Fund documents electronically, you must have an e-mail account and an internet browser that meets the requirements described in the Privacy & Security section of the Fund's Web site at www.wellsfargo.com/advantagefunds. You may change your electronic delivery preferences or revoke your election to receive Fund documents electronically at any time by visiting www.wellsfargo.com/advantagedelivery.

                                                                                Statement Inquiries
                                                                                 Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

                                                                                Transaction Authorizations
                                                                                 Telephone, electronic, and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. Neither we nor Wells Fargo Advantage Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

                                                                                USA PATRIOT Act
                                                                                 In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened, are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number), and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, we reserve the right to redeem your account at the current day's NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

                                                                                Distributions

                                                                                The Diversified Capital Builder Fund generally makes distributions of any net investment income quarterly and any realized net capital gains at least annually. The Diversified Income Builder Fund generally makes distributions of any net investment income montly and any realized net capital gains at least annually. Please contact your institution for distribution options. Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

                                                                                Taxes

                                                                                The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting a Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

                                                                                We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain.

                                                                                Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

                                                                                An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Also, if you are an individual Fund shareholder, the portion of your distributions attributable to dividends received by a Fund from its investments in certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax, as long as certain holding period requirements are met. These reduced rates of tax will expire after December 31, 2010. Maximum long-term capital gain income tax rates are scheduled to rise to 20% in 2011, 18% for assets held more than 5 years. Due to recent legislation, beginning in 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a new 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains.

                                                                                Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

                                                                                If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Fund has built up, or have the potential to build up, high levels of unrealized appreciation.

                                                                                Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

                                                                                In certain circumstances, Fund shareholders may be subject to backup withholding taxes.

                                                                                Additional Performance Information

                                                                                This section contains additional information regarding performance of the Fund. The sub-section below titled "Index Descriptions" defines the market index that is referenced in the Fund Summary. The sub-section below entitled "Share Class Performance" provides history for a specified share class of the Fund.

                                                                                Index Descriptions
                                                                                 The Fund compares its returns with those of at least one broad-based market index. Below is a description of such index. You cannot invest directly in an index.

BofA Merrill Lynch High Yield Master Index (MLHYMI)	The MLHYMI is an unmanaged market index that provides a broad-based performance measure of the non-investment grade U.S. domestic bond index.
Russell 1000® Index (Russell 1000)

                                                                                The Russell 1000 is an unmanaged market capitalization-weighted index measuring the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

Diversified Capital Builder Blended Index	The Diversified Capital Builder Blended Index is composed of the following indexes: Russell 1000 Index (75%) and BofA Merrill Lynch High Yield Master Index (25%).
Diversified Income Builder Blended Index	The Diversified Income Builder Blended Index is composed of the following indices: BofA Merrill Lynch High Yield Master Index (75%) and the Russell 1000 Index (25%).

                                                                                Share Class Performance
                                                                                 The performance history of Administrator Class shares of each Fund is included below due to events such as a share class's commencement of operations, a Fund's change in sub-adviser, share class modifications, mergers or reorganizations, renamed share classes, etc., that may have taken place during the periods of performance shown in the "Calendar Year Total Returns" and "Average Annual Total Returns" presented in the Fund Summaries. For example, with respect to the commencement of operations of a share class, details regarding the identity of an older predecessor share class of a newer share class of an applicable Fund, including any adjustments to reflect certain fees or expenses paid by the newer share class or inclusion of non-applicable expenses of the older predecessor share class, are listed below.

                                                                                  Diversified Capital Builder Fund - The inception date of the Administrator Class shares was July 30, 2010. Performance shown for the Administrator Class shares prior to their inception reflects the performance of the Fund's Institutional Class shares. The Institutional Class annual returns are substantially similar to what the Administrator Class annual returns would be because the Institutional Class and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown  has not been adjusted to include the higher expenses applicable to the Administrator Class shares. If the expenses of the Administrator Class were included, returns would be lower. Historical performance shown for the Institutional Class of the Fund prior to July 9, 2010 is based on the performance of the fund's predecessor, Evergreen Diversified Capital Builder Fund.

                                                                                    Diversified Income Builder Fund - The inception date of the Administrator Class shares was July 30, 2010. Performance shown for the Administrator Class shares prior to their inception reflects the performance of the Fund's Institutional Class shares. The Institutional Class annual returns are substantially similar to what the Administrator Class annual returns would be because the Institutional Class and Administrator Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown  has not been adjusted to include the higher expenses applicable to the Administrator Class shares. If the expenses of the Administrator Class were included, returns would be lower. Historical performance shown for the Institutional Class of the Fund prior to July 9, 2010 is based on the performance of the fund's predecessor, Evergreen Diversified Income Builder Fund.

                                                                                    A Fund's past performance is no guarantee of future results. A Fund's investment results will fluctuate over time, and any representation of the Fund's returns for any past period should not be considered as a representation of what a Fund's returns may be in any future period. The Fund's annual and semi-annual reports contain additional performance information and are available upon request, without charge, by calling the telephone number listed on the back cover page of this Prospectus.

                                                                                    Financial Highlights

                                                                                    Because Administrator Class shares of the Funds did not exist prior to July 30, 2010, financial highlights are not available for this class of the Funds.

                                                                                    FOR MORE INFORMATION

                                                                                    More information on a Fund is available free upon request, including the following documents:

                                                                                    Statement of Additional Information (SAI)
                                                                                    Supplements the disclosures made by this Prospectus. The SAI, which has been filed with the SEC, is incorporated by reference into this Prospectus and therefore is legally part of this Prospectus.

                                                                                    Annual/Semi-Annual Reports
                                                                                    Provide financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period.

                                                                                    To obtain copies of the above documents or for more information about
                                                                                    Wells Fargo Advantage Funds, contact us:

                                                                                    By telephone:
                                                                                    Individual Investors: 1-800-222-8222
                                                                                    Retail Investment Professionals: 1-888-877-9275
                                                                                    Institutional Investment Professionals: 1-866-765-0778

                                                                                    By e-mail: wfaf@wellsfargo.com

                                                                                    By mail:
                                                                                    Wells Fargo Advantage Funds
                                                                                    P.O. Box 8266
                                                                                    Boston, MA 02266-8266

                                                                                    On the Internet:
                                                                                    www.wellsfargo.com/advantagefunds

                                                                                    From the SEC:
                                                                                    Visit the SEC's Public Reference Room in Washington,
                                                                                    DC (phone 1-202-551-8090 for operational information for the SEC's Public Reference Room) or the SEC's Internet site at www.sec.gov.

                                                                                    To obtain information for a fee, write or email:
                                                                                    SEC's Public Reference Section
                                                                                    100 "F" Street, NE
                                                                                    Washington, DC 20549-0102
                                                                                    publicinfo@sec.gov

© 2010 Wells Fargo Funds Management, LLC. All rights reserved	www.wellsfargo.com/advantagefunds	E70AFAM/P503E 07-10 ICA Reg. No. 811-09253

                                                                                    Please file this Statement of Additional Information Supplement with your records.

                                                                                    WELLS FARGO FUNDS TRUST

                                                                                    STATEMENT OF ADDITIONAL INFORMATION OF

                                                                                    WELLS FARGO ADVANTAGE PRECIOUS METALS FUND

                                                                                    WELLS FARGO ADVANTAGE UTILITY AND TELECOMMUNICATIONS FUND

                                                                                      (each a “Fund,” together, the “Funds”)

                                                                                    Information regarding the Fund in the Statement of Additional Information (“SAI”) of the Funds dated July 19, 2010 is hereby restated as of July 30, 2010 with the changes described below.

                                                                                    Effective July 30, 2010, the Funds now offer Administrator Class shares (Precious Metals Fund – EKWDX, Utility and Telecommunications Fund – EVUDX) in addition to the other classes of shares of the Funds shown on the cover page of the SAI.

                                                                                    There is no information on administrative fees paid by the Administrator Class shares of the Funds because that class of shares did not commence operations until July 30, 2010.

                                                                                    The section entitled “Financial Information” on page 65 is hereby amended to add the following:

                                                                                    “Because the Administrator Class shares of the Precious Metals Fund and Utility and Telecommunications Fund commenced operations on July 30, 2010, no audited financial statements are available with respect to the Administrator Class.”

                                                                                    With respect to the information required by Items 14-26 of Form N-1A:

                                                                                    This Statement of Additional Information incorporates by reference the SAI dated July 19, 2010, which was filed electronically with the Securities and Exchange Commission on July 16, 2010, File No. 811-09253, on Form N-1A, accession no. 0000907244-10-000931.

                                                                                    With respect to the information required by Item 27 of Form N-1A:

                                                                                    This Statement of Additional Information incorporates by reference the audited financial statements for the Evergreen Precious Metals Fund and the Evergreen Utility and Telecommunications Fund, the predecessor funds to the Funds, for the fiscal year ended October 31, 2009, including the notes to the financial statements, and the report of the independent registered public accounting firm thereon contained in the annual report for each such Fund.  The annual report for the Evergreen Precious Metals Fund was filed electronically with the Securities and Exchange Commission on January 4, 2010, File No. 811-08553, accession no. 0001133228-10-000011. The annual report for the Evergreen Utility and Telecommunications Fund was filed electronically with the Securities and Exchange Commission on January 4, 2010, File No. 811-08413, accession no. 0001133228-10-000007.

                                                                                    A copy of any of the documents referenced above may be obtained free of charge by visiting our Web site at www.wellsfargo.com/advantagefunds, calling 1-800-222-8222 or writing to Wells Fargo Advantage Funds® , P.O. Box 8266, Boston, MA 02266-8266.

                                                                                    Please file this Statement of Additional Information with your records.

                                                                                    WELLS FARGO FUNDS TRUST

                                                                                    STATEMENT OF ADDITIONAL INFORMATION OF

                                                                                    WELLS FARGO SPECIALIZED TECHNOLOGY FUND (the “Fund”)

                                                                                    Information regarding the Fund in the Statement of Additional Information (“SAI”) of the Fund dated March 1, 2010, as supplemented on May 14, 2010 is hereby restated as of July 30, 2010 with the changes described below.

                                                                                    Effective July 30, 2010, the Fund now offers Administrator Class shares (WFTDX) in addition to the other classes of shares of the Fund shown in the chart on the cover page of the SAI.

                                                                                    The table in the section “Administrator” on page 30 of the SAI is hereby amended to add a row for the Administrator Class shares, so that such row, together with the heading row, now appears as follows:

Share Class	Fund-Level Admin. Fee		Class-Level Admin. Fee		Total Admin. Fee
	Average Daily Net Assets	(% of Average Daily Net Assets)	(% of Average Daily Net Assets)	Average Daily Net Assets	(% of Average Daily Net Assets)
Administrator Class	First $5 billion Next $5 billion Over $10 billion	0.05% 0.04% 0.03%	0.10%	First $5 billion Next $5 billion Over $10 billion	0.15% 0.14% 0.13%

                                                                                    There is no information on administrative fees paid by the Administrator Class shares of the Fund because that class of shares did not commence operations until July 30, 2010.

                                                                                    The third sentence of the paragraph in the section entitled “Shareholder Servicing Agent” on page 32 of the SAI is hereby amended to add Administrator Class shares, so the sentence now reads as follows:

                                                                                    “For providing these services, a Shareholder Servicing Agent is entitled to an annual fee from the applicable Fund of up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Administrator Class and Investor Class shares owned of record or beneficially by the customers of the Shareholder Servicing Agent during the period for which payment is being made.”

                                                                                    The section entitled “Financial Information” on page 53 is hereby amended to add the following:

                                                                                    “Because the Administrator Class shares of the Specialized Technology Fund commenced operations on July 30, 2010, no audited financial statements are available with respect to the Administrator Class.”

                                                                                    With respect to the information required by Items 14-26 of Form N-1A:

                                                                                    This Statement of Additional Information incorporates by reference the SAI dated March 1, 2010, as supplemented on May 14, 2010, which was filed electronically with the Securities and Exchange Commission on February 26, 2010, File No. 811-09253, on Form N-1A, accession no. 0001193125-10-042517.

                                                                                    With respect to the information required by Item 27 of Form N-1A:

                                                                                    This Statement of Additional Information incorporates by reference the audited financial statements for the Fund for the fiscal year ended October 31, 2009, including the notes to the financial statements, and the report of the independent registered public accounting firm thereon contained in the annual report for the Fund, which was filed electronically with the Securities and Exchange Commission on January 4, 2010, File No. 811-09253, accession no. 0000950123-10-000128.

                                                                                    A copy of any of the documents referenced above may be obtained free of charge by visiting our Web site at www.wellsfargo.com/advantagefunds, calling 1-800-222-8222 or writing to Wells Fargo Advantage Funds® , P.O. Box 8266, Boston, MA 02266-8266.

                                                                                    Please file this Prospectus Supplement with your records

                                                                                    Please file this Statement of Additional Information with your records.

                                                                                    WELLS FARGO FUNDS TRUST

                                                                                    STATEMENT OF ADDITIONAL INFORMATION OF

                                                                                    WELLS FARGO ADVANTAGE ASIA PACIFIC FUND (the “Fund”)

                                                                                    Information regarding the Fund in the Statement of Additional Information (“SAI”) of the Fund dated February 1, 2010, as supplemented on May 14, 2010 and July 19, 2010 is hereby restated as of July 30, 2010 with the changes described below.

                                                                                    Effective July 30, 2010, the Fund now offers Administrator Class shares (WFADX) and Institutional Class shares (WFPIX) in addition to the other classes of shares of the Fund shown in the chart on the cover page of the SAI.

                                                                                    There is no information on administrative fees paid by the Administrator Class or Institutional Class shares of the Fund because neither class of shares commenced operations until July 30, 2010.

                                                                                    The section entitled “Financial Information” on page 61 is hereby amended to add the following:

                                                                                    “Because the Administrator Class and Institutional Class shares of the Asia Pacific Fund commenced operations on July 30, 2010, no audited financial statements are available with respect to the Administrator Class and Institutional Class.”

                                                                                    With respect to the information required by Items 14-26 of Form N-1A:

                                                                                    This Statement of Additional Information incorporates by reference the SAI dated February 1, 2010, as supplemented on May 14, 2010 and July 19, 2010, which was filed electronically with the Securities and Exchange Commission on January 28, 2010, File No. 811-09253, on Form N-1A, accession no. 0001193125-10-015854.

                                                                                    With respect to the information required by Item 27 of Form N-1A:

                                                                                    This Statement of Additional Information incorporates by reference the audited financial statements for the Fund for the fiscal year ended September 30, 2009, including the notes to the financial statements, and the report of the independent registered public accounting firm thereon contained in the annual report for the Fund, which was filed electronically with the Securities and Exchange Commission on December 7, 2009, File No. 811-09253, accession no. 0000950123-09-068598.

                                                                                    A copy of any of the documents referenced above may be obtained free of charge by visiting our Web site at www.wellsfargo.com/advantagefunds, calling 1-800-222-8222 or writing to Wells Fargo Advantage Funds® , P.O. Box 8266, Boston, MA 02266-8266.

                                                                                    Please file this Statement of Additional Information with your records.

                                                                                    WELLS FARGO FUNDS TRUST

                                                                                    STATEMENT OF ADDITIONAL INFORMATION OF

                                                                                    WELLS FARGO ADVANTAGE DISCIPLINED GLOBAL EQUITY FUND

                                                                                    WELLS FARGO ADVANTAGE EMERGING MARKETS EQUITY FUND

                                                                                    WELLS FARGO ADVANTAGE GLOBAL OPPORTUNITIES FUND

                                                                                    WELLS FARGO ADVANTAGE INTRINSIC WORLD EQUITY FUND

                                                                                    (each a “Fund,” together, the “Funds”)

                                                                                    Information regarding the Funds in the Statement of Additional Information (“SAI”) of the Funds dated July 19, 2010 is hereby restated as of July 30, 2010 with the changes described below.

                                                                                    Effective July 30, 2010, the Funds now offer Institutional Class shares (Disciplined Global Equity Fund – EIGLX, Emerging Markets Equity Fund – EMGNX, Global Opportunities Fund – EKGIX, Intrinsic World Equity Fund – EWENX) in addition to the other classes of shares of the Funds shown on the cover page of the SAI.

                                                                                    There is no information on administrative fees paid by the Institutional Class shares of the Funds because that class of shares did not commence operations until July 30, 2010.

                                                                                    The section entitled “Financial Information” on page 73 is hereby amended to add the following:

                                                                                    “Because the Institutional Class shares of the Disciplined Global Equity Fund, Emerging Markets Equity Fund, Global Opportunities Fund and Intrinsic World Equity Fund commenced operations on July 30, 2010, no audited financial statements are available with respect to the Institutional Class.”

                                                                                    With respect to the information required by Items 14-26 of Form N-1A:

                                                                                    This Statement of Additional Information incorporates by reference the SAI dated July 19, 2010, which was filed electronically with the Securities and Exchange Commission on July 16, 2010, File No. 811-09253, on Form N-1A, accession no.0000907244-10-000931.

                                                                                    With respect to the information required by Item 27 of Form N-1A:

                                                                                    This Statement of Additional Information incorporates by reference the audited financial statements for each Fund’s predecessor fund for the fiscal year ended October 31, 2009, including the notes to the financial statements, and the report of the independent registered public accounting firm thereon contained in the annual report for each Fund’s predecessor fund, which was filed electronically with the Securities and Exchange Commission on January 4, 2010, File No. 811-08553, accession no. 0001133228-10-00001.

                                                                                    A copy of any of the documents referenced above may be obtained free of charge by visiting our Web site at www.wellsfargo.com/advantagefunds, calling 1-800-222-8222 or writing to Wells Fargo Advantage Funds® , P.O. Box 8266, Boston, MA 02266-8266.

                                                                                    Please file this Statement of Additional Information with your records.

                                                                                    WELLS FARGO FUNDS TRUST

                                                                                    STATEMENT OF ADDITIONAL INFORMATION OF

                                                                                    WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND (the “Fund”)

                                                                                    July 30, 2010

                                                                                    Information regarding the Fund in the Statement of Additional Information (“SAI”) of the Fund dated February 1, 2010, as supplemented on June 28, 2010, June 21, 2010 and May 14, 2010 is hereby restated as of July 30, 2010 with the changes described below.

                                                                                    Effective July 30, 2010, the Fund now offers Institutional Class shares (SCVNX) in addition to the other classes of shares of the Fund shown in the chart on the cover page of the SAI.

                                                                                    There is no information on administrative fees paid by the Institutional Class shares of the Fund because that class of shares did not commence operations until July 30, 2010.

                                                                                    The Section “Financial Information” on page 77 is hereby amended to add the following:

                                                                                    “Because the Institutional Class shares of the Fund commenced operations on July 30, 2010, no audited financial statements are available with respect to the Institutional Class.”

                                                                                    With respect to the information required by Items 14-26 of Form N-1A:

                                                                                    This Statement of Additional Information incorporates by reference the SAI dated February 1, 2010, as supplemented on June 28, 2010, June 21, 2010 and May 14, 2010, which was filed electronically with the Securities and Exchange Commission on January 28, 2010, File No. 811-09253, on Form N-1A, accession no. 0001193125-10-015854.

                                                                                    With respect to the information required by Item 27 of Form N-1A:

                                                                                    This Statement of Additional Information incorporates by reference the audited financial statements for the Fund for the fiscal year ended September 30, 2009, including the notes to the financial statements, and the report of the independent registered public accounting firm thereon contained in the annual report for the Fund, which was filed electronically with the Securities and Exchange Commission on December 7, 2009, File No. 811-09253, accession no. 0000950123-09-068598.

                                                                                    A copy of any of the documents referenced above may be obtained free of charge by visiting our Web site at www.wellsfargo.com/advantagefunds, calling 1-800-222-8222 or writing to Wells Fargo Advantage Funds® , P.O. Box 8266, Boston, MA 02266-8266.

                                                                                    Please file this Statement of Additional Information Supplement with your records.

                                                                                    WELLS FARGO FUNDS TRUST

                                                                                    STATEMENT OF ADDITIONAL INFORMATION OF

                                                                                    WELLS FARGO ADJUSTABLE RATE GOVERNMENT FUND (the “Fund”)

                                                                                    July 30, 2010

                                                                                    Information regarding the Fund in the Statement of Additional Information (“SAI”) of the Fund dated July 12, 2010 is hereby restated as of July 30, 2010 with the changes described below.

                                                                                    Effective July 30, 2010, the Fund now offers Administrator Class shares (ESADX) in addition to the other classes of shares of the Fund shown in the chart on the cover page of the SAI.

                                                                                    The table in the section “Administrator” on page 37 of the SAI is hereby amended to add a row for the Administrator Class shares, so that such row, together with the heading row, now appears as follows:

Share Class	Fund-Level Admin. Fee		Class-Level Admin. Fee		Total Admin. Fee
	Average Daily Net Assets	(% of Average Daily Net Assets)	(% of Average Daily Net Assets)	Average Daily Net Assets	(% of Average Daily Net Assets)
Administrator Class	First $5 billion Next $5 billion Over $10 billion	0.05% 0.04% 0.03%	0.10%	First $5 billion Next $5 billion Over $10 billion	0.15% 0.14% 0.13%

                                                                                    There is no information on administrative fees paid by the Administrator Class shares of the Fund because that class of shares did not commence operations until July 30, 2010.

                                                                                    The third sentence of the paragraph in the Section “Shareholder Servicing Agent” on page 39 of the SAI is hereby amended to add Administrator Class shares, so the sentence now reads as follows:

                                                                                    For providing these services, a Shareholder Servicing Agent is entitled to an annual fee from the applicable Fund of up to 0.25% of the average daily net assets of the Class A, Class B, Class C and Administrator Class shares owned of record or beneficially by the customers of the Shareholder Servicing Agent during the period for which payment is being made.

                                                                                    The Section “Financial Information” on page 62 is hereby amended to add the following:

                                                                                    “Because the Administrator Class shares of the Adjustable Rate Government Fund commenced operations on July 30, 2010, no audited financial statements are available.”

                                                                                    With respect to the information required by Items 14-26 of Form N-1A:

                                                                                    This Statement of Additional Information incorporates by reference the SAI dated July 12, 2010, which was filed electronically with the Securities and Exchange Commission on July 13, 2010, File No. 811-09253, on Form N-1A, accession no. 0000907244-10-000910.

                                                                                    With respect to the information required by Item 27 of Form N-1A:

                                                                                    This Statement of Additional Information incorporates by reference the audited financial statements for the Fund for the fiscal year ended June 30, 2009, including the notes to the financial statements, and the report of the independent registered public accounting firm thereon contained in the annual report for the Evergreen Adjustable Rate Fund, the Fund’s predecessor Fund, which was filed electronically with the Securities and Exchange Commission on January 4, 2010, File No. 811-08365, accession no. 00001133228-10-000012.

                                                                                    A copy of any of the documents referenced above may be obtained free of charge by visiting our Web site at www.wellsfargo.com/advantagefunds, calling 1-800-222-8222 or writing to Wells Fargo Advantage Funds® , P.O. Box 8266, Boston, MA 02266-8266.

                                                                                    Please file this Statement of Additional Information Supplement with your records.

                                                                                    WELLS FARGO FUNDS TRUST

                                                                                    STATEMENT OF ADDITIONAL INFORMATION OF

                                                                                    WELLS FARGO INTERNATIONAL BOND FUND (the “Fund”)

                                                                                    July 30, 2010

                                                                                    Information regarding the Fund in the Statement of Additional Information (“SAI”) of the Fund dated July 12, 2010 is hereby restated as of July 30, 2010 with the changes described below.

                                                                                    Effective July 30, 2010, the Fund now offers Administrator Class shares (ESIDX) in addition to the other classes of shares of the Fund shown in the chart on the cover page of the SAI.

                                                                                    The table in the section “Administrator” on page 39 of the SAI is hereby amended to add a row for the Administrator Class shares, so that such row, together with the heading row, now appears as follows:

Share Class	Fund-Level Admin. Fee		Class-Level Admin. Fee		Total Admin. Fee
	Average Daily Net Assets	(% of Average Daily Net Assets)	(% of Average Daily Net Assets)	Average Daily Net Assets	(% of Average Daily Net Assets)
Administrator Class	First $5 billion Next $5 billion Over $10 billion	0.05% 0.04% 0.03%	0.10%	First $5 billion Next $5 billion Over $10 billion	0.15% 0.14% 0.13%

                                                                                    There is no information on administrative fees paid by the Administrator Class shares of the Fund because that class of shares did not commence operations until July 30, 2010.

                                                                                    The third sentence of the paragraph in the Section “Shareholder Servicing Agent” on page 40 of the SAI is hereby amended to add Administrator Class shares, so the sentence now reads as follows:

                                                                                    For providing these services, a Shareholder Servicing Agent is entitled to an annual fee from the applicable Fund of up to 0.25% of the average daily net assets of the Class A, Class B, Class C and Administrator Class shares owned of record or beneficially by the customers of the Shareholder Servicing Agent during the period for which payment is being made.

                                                                                    The Section “Financial Information” on page 63 is hereby amended to add the following:

                                                                                    “Because the Administrator Class shares of the International Bond Fund commenced operations on July 30, 2010, no audited financial statements are available.”

                                                                                    With respect to the information required by Items 14-26 of Form N-1A:

                                                                                    This Statement of Additional Information incorporates by reference the SAI dated July 12, 2010, which was filed electronically with the Securities and Exchange Commission on July 13, 2010, File No. 811-09253, on Form N-1A, accession no. 0000907244-10-000910.

                                                                                    With respect to the information required by Item 27 of Form N-1A:

                                                                                    This Statement of Additional Information incorporates by reference the audited financial statements for the Fund for the fiscal year ended October 31, 2009, including the notes to the financial statements, and the report of the independent registered public accounting firm thereon contained in the annual report for the Evergreen International Bond Fund, the Fund’s predecessor Fund, which was filed electronically with the Securities and Exchange Commission on January 4, 2010, File No. 811-08365, accession no. 00001133228-10-000012.

                                                                                    A copy of any of the documents referenced above may be obtained free of charge by visiting our Web site at www.wellsfargo.com/advantagefunds, calling 1-800-222-8222 or writing to Wells Fargo Advantage Funds® , P.O. Box 8266, Boston, MA 02266-8266.

                                                                                    Please file this Statement of Additional Information with your records.

                                                                                    WELLS FARGO FUNDS TRUST

                                                                                    STATEMENT OF ADDITIONAL INFORMATION OF

                                                                                    WELLS FARGO ADVANTAGE HIGH INCOME FUND

                                                                                    WELLS FARGO ADVANTAGE INCOME PLUS FUND

                                                                                    WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND

                                                                                      (the “Funds”)

                                                                                    July 30, 2010

                                                                                    Information regarding the Funds in the Statement of Additional Information (“SAI”) of the Funds dated October 1, 2009, as supplemented on December 1, 2009, December 11, 2009, January 5, 2010, May 14, 2010, July 12, 2010 and July 19, 2010 is hereby restated as of July 30, 2010 with the changes described below.

                                                                                    Effective July 30, 2010, the High Income Fund (WFNDX), the Income Plus Fund (WIPDX) and the Short-Term High Yield Bond Fund (WDHYX) now offer Administrator Class shares in addition to the other classes of shares of the Funds shown in the chart on the cover page of the SAI.

                                                                                    There is no information on administrative fees paid by the Administrator Class shares of the Funds because that class of shares did not commence operations until July 30, 2010.

                                                                                    The Section “Financial Information” on page 84 is hereby amended to add the following:

                                                                                    “Because the Administrator Class shares of the Funds commenced operations on July 30, 2010, no audited financial statements are available.”

                                                                                    With respect to the information required by Items 14-26 of Form N-1A:

                                                                                    This Statement of Additional Information incorporates by reference the SAI dated October 1, 2009, as supplemented on December 1, 2009, December 11, 2009, January 5, 2010, May 14, 2010, July 12, 2010 and July 19, 2010 which was filed electronically with the Securities and Exchange Commission on September 28, 2009, File No. 811-09253, on Form N-1A, accession no. 0001193125-09-199137.

                                                                                    With respect to the information required by Item 27 of Form N-1A:

                                                                                    This Statement of Additional Information incorporates by reference the audited financial statements for the Fund for the fiscal year ended May 31, 2009, including the notes to the financial statements, and the report of the independent registered public accounting firm thereon contained in the annual report for the Fund, which was filed electronically with the Securities and Exchange Commission on August 6, 2009, File No. 811-09253, accession no 0000950123-09-030492.

                                                                                    A copy of any of the documents referenced above may be obtained free of charge by visiting our Web site at www.wellsfargo.com/advantagefunds, calling 1-800-222-8222 or writing to Wells Fargo Advantage Funds® , P.O. Box 8266, Boston, MA 02266-8266.

                                                                                    Please file this Statement of Additional Information with your records.

                                                                                    WELLS FARGO FUNDS TRUST

                                                                                    STATEMENT OF ADDITIONAL INFORMATION OF

                                                                                    WELLS FARGO ADVANTAGE DIVERSIFIED CAPITAL BUILDER FUND (the “Fund”)

                                                                                    July 30, 2010

                                                                                    Information regarding the Fund in the Statement of Additional Information (“SAI”) of the Fund dated July 12, 2010 is hereby restated as of July 30, 2010 with the changes described below.

                                                                                    Effective July 30, 2010, the Fund now offers Administrator Class shares (EKBDX) in addition to the other classes of shares of the Fund listed on the cover page of the SAI.

                                                                                    The table in the section “Administrator” on page 31 of the SAI is hereby amended to add a row for the Administrator Class shares, so that such row, together with the heading row, now appears as follows:

Share Class	Fund-Level Admin. Fee		Class-Level Admin. Fee		Total Admin. Fee
	Average Daily Net Assets	(% of Average Daily Net Assets)	(% of Average Daily Net Assets)	Average Daily Net Assets	(% of Average Daily Net Assets)
Administrator Class Shares	First $5 billion Next $5 billion Over $10 billion	0.05% 0.04% 0.03%	0.10%	First $5 billion Next $5 billion Over $10 billion	0.15% 0.14% 0.13%

                                                                                    There is no information on administrative fees paid by the Administrator Class shares of the Fund because that class of shares did not commence operations until July 30, 2010.

                                                                                    The third sentence of the paragraph in the Section “Shareholder Servicing Agent” on page 32 of the SAI is hereby amended to add Administrator Class shares, so the sentence now reads as follows:

                                                                                    “For providing these services, a Shareholder Servicing Agent is entitled to an annual fee from the applicable Fund of up to 0.25% of the average daily net assets of the Class A, Class B, Class C, and Administrator Class shares owned of record or beneficially by the customers of the Shareholder Servicing Agent during the period for which payment is being made.”

                                                                                    The Section “Financial Information” on page 54 is hereby amended to add the following:

                                                                                    “Because the Administrator Class shares of the Fund commenced operations on July 30, 2010, no audited financial statements are available with respect to the Administrator Class.”

                                                                                    With respect to the information required by Items 14-26 of Form N-1A:

                                                                                    This Statement of Additional Information incorporates by reference the SAI dated July 12, 2010, which was filed electronically with the Securities and Exchange Commission on July 13, 2010, File No. 811-09253, on Form N-1A, accession no. 000907244-10-000910.

                                                                                    With respect to the information required by Item 27 of Form N-1A:

                                                                                    This Statement of Additional Information incorporates by reference the audited financial statements for the Evergreen Diversified Capital Builder Fund, the Fund’s predecessor fund, for the fiscal year ended March 31, 2010, including the notes to the financial statements, and the report of the independent registered public accounting firm thereon contained in the annual report for the Evergreen Diversified Capital Builder Fund, which was filed electronically with the Securities and Exchange Commission on June 2, 2010, File No. 811-08415, accession no. 0001133228-10-000664.

                                                                                    A copy of any of the documents referenced above may be obtained free of charge by visiting our Web site at www.wellsfargo.com/advantagefunds, calling 1-800-222-8222 or writing to Wells Fargo Advantage Funds® , P.O. Box 8266, Boston, MA 02266-8266.

                                                                                    Please file this Statement of Additional Information Supplement with your records.

                                                                                    WELLS FARGO FUNDS TRUST

                                                                                    STATEMENT OF ADDITIONAL INFORMATION OF

                                                                                    WELLS FARGO ADVANTAGE GROWTH OPPORTUNITIES FUND

                                                                                    WELLS FARGO ADVANTAGE TRADITIONAL SMALL CAP GROWTH FUND

                                                                                      (collectively, the “Funds”)

                                                                                    July 30, 2010

                                                                                    Information regarding the Funds in the Statement of Additional Information (“SAI”) of the Funds dated July 19, 2010, is hereby restated as of July 30, 2010 with the changes described below. .

                                                                                    Effective July 30, 2010, the Funds now offer Class C shares (Growth Opportunities Fund – ESMOX and   Traditional Small Cap Growth Fund – EGWCX) and Administrator Class shares (Growth Opportunities Fund – ESMDX and   Traditional Small Cap Growth Fund –   EGWDX)   in addition to the other classes of shares of the Funds referenced on the cover page of the SAI.

                                                                                    The table in the section “Administrator” on page 32 of the SAI is hereby amended to add Class C to the row referencing Class A and to add an additional row for the Administrator Class shares, so that such row, together with the heading row, now appears as follows:

Share Class	Fund-Level Admin. Fee		Class-Level Admin. Fee		Total Admin. Fee
	Average Daily Net Assets	(% of Average Daily Net Assets)	(% of Average Daily Net Assets)	Average Daily Net Assets	(% of Average Daily Net Assets)
Adminstrator Shares	First $5 billion Next $5 billion Over $10 billion	0.05% 0.04% 0.03%	0.10%	First $5 billion Next $5 billion Over $10 billion	0.15% 0.14% 0.13%

                                                                                    There is no information on administrative fees paid by the Class C shares or the Administrator Class shares of the Funds because these classes of shares did not commence operations until July 30, 2010.

                                                                                    There is no information on any fees for distribution-related services paid to the Distributor because Class C shares did not commence operations until July 30, 2010.

                                                                                    The Section “Financial Information” on page 56 is hereby amended to add the following:

                                                                                    “Because the Class C shares and Adminstrator Class shares of the Funds commenced operations on July 30, 2010, no audited financial statements are available with respect to Class C and the Administrator Class.”

                                                                                    With respect to the information required by Items 14-26 of Form N-1A:

                                                                                    This Statement of Additional Information incorporates by reference the SAI dated July 19, 2010, which was filed electronically with the Securities and Exchange Commission on July 19, 2010, File No. 811-09253, on Form N-1A, accession no. 0000907244-10-000933.

                                                                                    With respect to the information required by Item 27 of Form N-1A:

                                                                                    This Statement of Additional Information incorporates by reference the audited financial statements for each Fund’s predecessor fund for the fiscal year ended September 30, 2009, including the notes to the financial statements, and the report of the independent registered public accounting firm thereon contained in the annual report for each Fund’s predecessor fund, which was filed electronically with the Securities and Exchange Commission on December 2, 2009, File No. 811-08413, accession no. 0001133228-09-000911.

                                                                                    A copy of any of the documents referenced above may be obtained free of charge by visiting our Web site at www.wellsfargo.com/advantagefunds, calling 1-800-222-8222 or writing to Wells Fargo Advantage Funds® , P.O. Box 8266, Boston, MA 02266-8266.

                                                                                    Please file this Statement of Additional Information Supplement with your records.

                                                                                    WELLS FARGO FUNDS TRUST

                                                                                    STATEMENT OF ADDITIONAL INFORMATION OF

                                                                                    WELLS FARGO ADVANTAGE COMMON STOCK FUND
                                                                                    WELLS FARGO ADVANTAGE OPPORTUNITY FUND

                                                                                    WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

                                                                                    (collectively, “the Funds”)

                                                                                    July 30, 2010

                                                                                    Information regarding the Funds in the Statement of Additional Information (“SAI”) of the Funds dated March 1, 2010, as supplemented on May 14, 2010 and May 19, 2010 is hereby restated as of July 30, 2010 with the changes described below.

                                                                                    Effective July 30, 2010, the Common Stock Fund and the Small Cap Value Fund now offer Administrator Class shares  (SCSDX and SMVDX, respectively) and the Common Stock Fund and the Opportunity Fund  now offer Institutional Class shares  (SCNSX and WOFNX, respectively) in addition to the other classes of shares of the Funds shown in the chart on the cover page of the SAI.

                                                                                    There is no information on administrative fees paid by the Administrator Class or Institutional Class shares of the Funds because these classes of shares did not commence operations until July 30, 2010.

                                                                                    The Section “Financial Information” on page 76 is hereby amended to add the following:

                                                                                    “Because the Administrator Class shares of the Common Stock Fund and the Small Cap Value Fund and the Institutional Class shares of the Common Stock Fund and the Opportunity Fund commenced operations on July 30, 2010, no audited financial statements are available with respect to the Administrative Class.”

                                                                                    With respect to the information required by Items 14-26 of Form N-1A:

                                                                                    This Statement of Additional Information incorporates by reference the SAI dated March 1, 2010, as supplemented on May 14, 2010 and May 19, 2010, which was filed electronically with the Securities and Exchange Commission on February 26, 2010, File No. 811-09253, on Form N-1A, accession no. 0001193125-10-042517.

                                                                                    With respect to the information required by Item 27 of Form N-1A:

                                                                                    This Statement of Additional Information incorporates by reference the audited financial statements for the Funds for the fiscal year ended October 31, 2009, including the notes to the financial statements, and the report of the independent registered public accounting firm thereon contained in the annual report for the Funds, which was filed electronically with the Securities and Exchange Commission on January 4, 2010, File No. 811-09253, accession no. 0000950123-10-000128.

                                                                                    A copy of any of the documents referenced above may be obtained free of charge by visiting our Web site at www.wellsfargo.com/advantagefunds, calling 1-800-222-8222 or writing to Wells Fargo Advantage Funds® , P.O. Box 8266, Boston, MA 02266-8266.

                                                                                    Please file this Statement of Additional Information Supplement with your records.

                                                                                    WELLS FARGO FUNDS TRUST

                                                                                    STATEMENT OF ADDITIONAL INFORMATION OF

                                                                                    WELLS FARGO ADVANTAGE SMALL/MID CAP CORE FUND

                                                                                    WELLS FARGO ADVANTAGE SPECIAL SMALL CAP VALUE FUND

                                                                                    (collectively, the “Funds”)

                                                                                    July 30, 2010

                                                                                    Information regarding the Funds in the Statement of Additional Information (“SAI”) of the Funds dated July 19, 2010, is hereby restated as of July 30, 2010 with the changes described below.

                                                                                    Effective July 30, 2010, the Funds now offer Institutional Class shares (Small/Mid Cap Core Fund – ECONX and  Special Small Cap Value Fund – ESPNX) in addition to the other classes of shares of the Funds shown on the cover page of the SAI.

                                                                                    There is no information on administrative fees paid by the Institutional Class shares of the Funds because that class of shares did not commence operations until July 30, 2010.

                                                                                    The Section “Financial Information” on page 57 is hereby amended to add the following:

                                                                                    “Because the Institutional Class shares of the Funds commenced operations on July 30, 2010, no audited financial statements are available with respect to the Institutional Class.”

                                                                                    With respect to the information required by Items 14-26 of Form N-1A:

                                                                                    This Statement of Additional Information incorporates by reference the SAI dated July 19, 2010, which was filed electronically with the Securities and Exchange Commission on July 19, 2010, File No. 811-09253, on Form N-1A, accession no. 0000907244-10-000933.

                                                                                    With respect to the information required by Item 27 of Form N-1A:

                                                                                    This Statement of Additional Information incorporates by reference the audited financial statements for each Fund’s predecessor fund for the fiscal year ended July 31, 2009, including the notes to the financial statements, and the report of the independent registered public accounting firm thereon contained in the annual report for each Fund’s predecessor fund, which was filed electronically with the Securities and Exchange Commission on October  2, 2009, File No. 811-08413, accession no. 0001133228-09-000699.

                                                                                    A copy of any of the documents referenced above may be obtained free of charge by visiting our Web site at www.wellsfargo.com/advantagefunds, calling 1-800-222-8222 or writing to Wells Fargo Advantage Funds® , P.O. Box 8266, Boston, MA 02266-8266.

                                                                                    Please file this Statement of Additional Information with your records.

                                                                                    WELLS FARGO FUNDS TRUST

                                                                                    STATEMENT OF ADDITIONAL INFORMATION OF

                                                                                    WELLS FARGO ADVANTAGE DIVERSIFIED INCOME BUILDER FUND (the “Fund”)

                                                                                    July 30, 2010

                                                                                    Information regarding the Fund in the Statement of Additional Information (“SAI”) of the Fund dated July 12, 2010 is hereby restated as of July 30, 2010 with the changes described below. .

                                                                                    Effective July 30, 2010, the Fund now offers Administrator Class shares (EKBDX) in addition to the other classes of shares of the Fund listed on the cover page of the SAI.

                                                                                    The table in the section “Administrator” on page 31 of the SAI is hereby amended to add a row for the Administrator Class shares, so that such row, together with the heading row, now appears as follows:

Share Class	Fund-Level Admin. Fee		Class-Level Admin. Fee		Total Admin. Fee
	Average Daily Net Assets	(% of Average Daily Net Assets)	(% of Average Daily Net Assets)	Average Daily Net Assets	(% of Average Daily Net Assets)
Administrator Class Shares	First $5 billion Next $5 billion Over $10 billion	0.05% 0.04% 0.03%	0.10%	First $5 billion Next $5 billion Over $10 billion	0.15% 0.14% 0.13%

                                                                                    There is no information on administrative fees paid by the Administrator Class shares of the Fund because that class of shares did not commence operations until July 30, 2010.

                                                                                    The third sentence of the paragraph in the Section “Shareholder Servicing Agent” on page 32 of the SAI is hereby amended to add Administrator Class shares, so the sentence now reads as follows:

                                                                                    “For providing these services, a Shareholder Servicing Agent is entitled to an annual fee from the applicable Fund of up to 0.25% of the average daily net assets of the Class A, Class B, Class C, and Administrator Class shares owned of record or beneficially by the customers of the Shareholder Servicing Agent during the period for which payment is being made.”

                                                                                    The Section “Financial Information” on page 54 is hereby amended to add the following:

                                                                                    “Because the Administrator Class shares of the Fund commenced operations on July 30, 2010, no audited financial statements are available with respect to the Administrator Class.”

                                                                                    With respect to the information required by Items 14-26 of Form N-1A:

                                                                                    This Statement of Additional Information incorporates by reference the SAI dated July 12, 2010, which was filed electronically with the Securities and Exchange Commission on July 12, 2010, File No. 811-09253, on Form N-1A, accession no. 000907244-10-000910.

                                                                                    With respect to the information required by Item 27 of Form N-1A:

                                                                                    This Statement of Additional Information incorporates by reference the audited financial statements for the Evergreen Diversified Income Builder Fund, the Fund’s predecessor fund, for the fiscal year ended April 30, 2010, including the notes to the financial statements, and the report of the independent registered public accounting firm thereon contained in the annual report for the Evergreen Diversified Income Builder Fund, which was filed electronically with the Securities and Exchange Commission on July 2, 2010, File No. 811-08415, accession no. 0001133228-10-000777.

                                                                                    A copy of any of the documents referenced above may be obtained free of charge by visiting our Web site at www.wellsfargo.com/advantagefunds, calling 1-800-222-8222 or writing to Wells Fargo Advantage Funds® , P.O. Box 8266, Boston, MA 02266-8266.

                                                                                    Please file this Statement of Additional Information with your records.

                                                                                    WELLS FARGO FUNDS TRUST

                                                                                    STATEMENT OF ADDITIONAL INFORMATION OF

                                                                                    WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND

                                                                                    (the “Fund”)

                                                                                    Information regarding the Fund in the Statement of Additional Information (“SAI”) of the Fund dated December 1, 2009, as supplemented on February 19, 2010, May 14, 2010, and July 19, 2010, is hereby restated as of July 30, 2010, with the changes described below.

                                                                                    Effective July 30, 2010, the Fund now offers Class A (STAFX) and Class C (STOFX) shares, in addition to the other classes of shares of the Fund shown in the chart on the cover page of the SAI.

                                                                                    There is no information administrative or distributor fees paid by the Class A and Class C shares of this Fund because these classes of shares did not commence operation until July 30, 2010.

                                                                                    The Section “Financial Information” on page 63 is hereby amended to add the following:

                                                                                    “Because Class A and Class C shares of the Large Cap Growth Fund commenced operations on

                                                                                    July 30, 2010, no audited financial statements are available for these classes of the Fund.”

                                                                                    With respect to the information required by Items 14-26 of Form N-1A:

                                                                                    This Statement of Additional Information incorporates by reference the SAI dated December 1, 2009, as supplemented on February 19, 2010, May 14, 2010, and July 19, 2010, is hereby restated as of July 30, 2010, which was filed electronically with the Securities and Exchange Commission on November 25, 2009, File No. 811-09253, on Form N-1A, accession no.0001193125-09-242455.

                                                                                    With respect to the information required by Item 27 of Form N-1A:

                                                                                    This Statement of Additional Information incorporates by reference the audited financial statements for the Fund for the fiscal year ended July 31, 2009, including the notes to the financial statements, and the report of the independent registered public accounting firm thereon contained in the annual reports for the Fund, which were filed electronically with the Securities and Exchange Commission on September 29, 2009, File No. 811-09253, accession no. 0000950123-09-046626.

                                                                                    A copy of any of the documents referenced above may be obtained free of charge by visiting our Web site at www.wellsfargo.com/advantagefunds, calling 1-800-222-8222 or writing to Wells Fargo Advantage Funds® , P.O. Box 8266, Boston, MA 02266-8266.

                                                                                    Please file this Statement of Additional Information with your records.

                                                                                    WELLS FARGO FUNDS TRUST

                                                                                    STATEMENT OF ADDITIONAL INFORMATION OF

                                                                                    WELLS FARGO ADVANTAGE CLASSIC VALUE FUND

                                                                                    WELLS FARGO ADVANTAGE CORE EQUITY FUND

                                                                                    WELLS FARGO ADVANTAGE DISCIPLINED U.S. CORE FUND

                                                                                    WELLS FARGO ADVANTAGE DISCIPLINED VALUE FUND

                                                                                    WELLS FARGO ADVANTAGE INTRINSIC VALUE FUND

                                                                                    WELLS FARGO ADVANTAGE OMEGA GROWTH FUND

                                                                                    WELLS FARGO ADVANTAGE STRATEGIC LARGE CAP GROWTH FUND

                                                                                    (the “Funds”)

                                                                                    Information regarding the Funds in the Statement of Additional Information (“SAI”) of the Funds dated December 1, 2009, is hereby restated as of July 30, 2010 with the changes described below.

                                                                                    Effective July 30, 2010, the Funds now offer Institutional Class shares of the Classic Value Fund (ETRNX), Core Equity Fund (EGIEX), Disciplined U.S. Core Fund (EVSIX), Disciplined Value Fund (EDSNX), and Omega Growth Fund (EKONX), as well as Administrator Class shares of the Intrinsic Value Fund (EIVDX) and the Strategic Large Cap Growth Fund (ESGDX), in addition to the other classes of shares of the Funds shown in the chart on the cover page of the SAI.

                                                                                    There is no information on administrative fees paid by the Institutional Class shares of the Classic Value Fund, Core Equity Fund, Disciplined U.S. Core Fund, Disciplined Value Fund (EDSNX), and Omega Growth Fund (EKONX), nor the Administrator Class shares of the Intrinsic Value Fund and the Strategic Large Cap Growth Fund, because these classes of shares did not commence operations until July 30, 2010.

                                                                                    The Section “Financial Information” on page 91 is hereby amended to add the following:

                                                                                    “Because Institutional Class shares of the Classic Value Fund, Core Equity Fund, Disciplined U.S. Core Fund, Disciplined Value Fund, and Omega Growth Fund, as well as Administrator Class shares of the Intrinsic Value Fund and the Strategic Large Cap Growth Fund commenced operations on July 30, 2010, no audited financial statements are available for these classes of the Funds.”

                                                                                    With respect to the information required by Items 14-26 of Form N-1A:

                                                                                    This Statement of Additional Information incorporates by reference the SAI dated July 19, 2010, which was filed electronically with the Securities and Exchange Commission on July 19, 2010, File No. 811-09253, on Form N-1A, accession no.0000907244-10-000933.

                                                                                    With respect to the information required by Item 27 of Form N-1A:

                                                                                    This Statement of Additional Information incorporates by reference the audited financial statements for the Evergreen Equity Income Fund and the Wells Fargo Advantage Specialized Financial Services Fund, the predecessor funds to the Classic Value Fund, for the fiscal years ended July 31, 2009, and

                                                                                    October 31, 2009, respectively, including the notes to the financial statements, and the report of the independent registered public accounting firm thereon contained in the annual reports for the funds, which were filed electronically with the Securities and Exchange Commission on October 2, 2009, file no. 811-08413, accession no. 0001133228-09-000699, and January 4, 2010, file no. 811-09253, accession no. 0000950123-10-000128, respectively.

                                                                                    This Statement of Additional Information incorporates by reference the audited financial statements for the Evergreen Fundamental Large Cap Fund, the Evergreen predecessor fund to the Core Equity Fund, for the fiscal year ended July 31, 2009, including the notes to the financial statements, and the report of the independent registered public accounting firm thereon contained in the annual report for the Fund, which were filed electronically with the Securities and Exchange Commission on October 2, 2009, file no. 811-08413, accession no. 0001133228-09-000699.

                                                                                    This Statement of Additional Information incorporates by reference the audited financial statements for the Evergreen Enhanced S&P 500® Fund, the Evergreen predecessor fund to the Disciplined U.S. Core Fund, for the fiscal year ended July 31, 2009, including the notes to the financial statements, and the report of the independent registered public accounting firm thereon contained in the annual report for the Fund, which were filed electronically with the Securities and Exchange Commission on October 2, 2009, file no. 811-08413, accession no. 0001133228-09-000699.

                                                                                    This Statement of Additional Information incorporates by reference the audited financial statements for the Evergreen Disciplined Value Fund and the Wells Fargo Advantage U.S. Value Fund for the fiscal years ended July 31, 2009, and the Wells Fargo Advantage Equity Income Fund for the fiscal year ended September 30, 2009, the predecessor funds to the Disciplined Value Fund, including the notes to the financial statements, and the report of the independent registered public accounting firm thereon contained in the annual reports for the funds, which were filed electronically with the Securities and Exchange Commission for the Evergreen Disciplined Value Fundon October 2, 2009, file no. 811-08413, accession no. 0001133228-09-000699; the Wells Fargo Advantage U.S. Value Fund on September 30, 2009, file no. 811-09253, accession no. 0000950123-09-047286; and the Wells Fargo Advantage Equity Income Fund on December 7, 2009, file no. 811-09253, accession no. 0000950123-09-068598.

                                                                                    This Statement of Additional Information incorporates by reference the audited financial statements for the Evergreen Intrinsic Value Fund, the Evergreen predecessor fund to the Intrinsic Value Fund, for the fiscal year ended July 31, 2009, including the notes to the financial statements, and the report of the independent registered public accounting firm thereon contained in the annual report for the Fund, which were filed electronically with the Securities and Exchange Commission on October 2, 2009, file no. 811-08413, accession no. 0001133228-09-000699.

                                                                                    This Statement of Additional Information incorporates by reference the audited financial statements for the Evergreen Omega Fund, the Evergreen predecessor fund to the Omega Growth Fund for the fiscal year ended September 30, 2009, including the notes to the financial statements, and the report of the independent registered public accounting firm thereon contained in the annual report for the Fund, which were filed electronically with the Securities and Exchange Commission on December 2, 2009, file no. 811-08413, accession no.0001133228-09-000911

                                                                                    This Statement of Additional Information incorporates by reference the audited financial statements for the Evergreen Strategic Growth Fund, the Evergreen predecessor fund to the Strategic Large Cap Growth Fund for the fiscal year ended September 30, 2009, including the notes to the financial statements, and the report of the independent registered public accounting firm thereon contained in the annual report for the Fund, which were filed electronically with the Securities and Exchange Commission on October 2, 2009, file no. 811-08413, accession no. 0001133228-09-000699.

                                                                                    A copy of any of the documents referenced above may be obtained free of charge by visiting our Web site at www.wellsfargo.com/advantagefunds, calling 1-800-222-8222 or writing to Wells Fargo Advantage Funds® , P.O. Box 8266, Boston, MA 02266-8266.

                                                                                    Please file this Statement of Additional Information with your records.

                                                                                    WELLS FARGO FUNDS TRUST

                                                                                    STATEMENT OF ADDITIONAL INFORMATION OF

                                                                                    WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND

                                                                                    WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND

                                                                                    (the “Funds”)

                                                                                    July 30, 2010

                                                                                    Information regarding the Funds in the Statement of Additional Information (“SAI”) of the Funds dated November 1, 2009, as supplemented on May 21, 2010, May 14, 2010, March 10, 2010 and December 1, 2009 is hereby restated as of July 30, 2010 with the changes described below.

                                                                                    Effective July 30, 2010, the Short-Term Municipal Bond Fund (WSTMX) and the Ultra Short-Term Municipal Bond Fund (WUSMX) now offer Administrator Class shares in addition to the other classes of shares of the Funds shown in the chart on the cover page of the SAI.

                                                                                    There is no information on administrative fees paid by the Administrator Class shares of the Funds because that class of shares did not commence operations until July 30, 2010.

                                                                                    The Section “Financial Information” on page 90 is hereby amended to add the following:

                                                                                    “Because the Administrator Class shares of the Funds commenced operations on July 30, 2010, no audited financial statements are available.”

                                                                                    With respect to the information required by Items 14-26 of Form N-1A:

                                                                                    This Statement of Additional Information incorporates by reference the SAI dated November 1, 2009, as supplemented on May 21, 2010, May 14, 2010, March 10, 2010 and December 1, 2009 which was filed electronically with the Securities and Exchange Commission on October 28, 2009, File No. 811-09253, on Form N-1A, accession no. 0001193125-09-215888.

                                                                                    With respect to the information required by Item 27 of Form N-1A:

                                                                                    This Statement of Additional Information incorporates by reference the audited financial statements for the Fund for the fiscal year ended June 30, 2009, including the notes to the financial statements, and the report of the independent registered public accounting firm thereon contained in the annual report for the Fund, which was filed electronically with the Securities and Exchange Commission on August 31, 2009, File No. 811-09253, accession no 0000950123-09-039481.

                                                                                    A copy of any of the documents referenced above may be obtained free of charge by visiting our Web site at www.wellsfargo.com/advantagefunds, calling 1-800-222-8222 or writing to Wells Fargo Advantage Funds® , P.O. Box 8266, Boston, MA 02266-8266.

                                                                                    WELLS FARGO FUNDS TRUST
                                                                                    FILE NOS. 333-74295; 811-09253

                                                                                    PART C
                                                                                    OTHER INFORMATION

                                                                                    Item 28. Exhibits

                                                                                    Unless otherwise indicated, each of the Exhibits listed below is filed herewith.

Number	Exhibit Description	Location
(a)	Amended and Restated Declaration of Trust	Incorporated by reference to Post-Effective Amendment No. 156, filed April 30, 2010.
(b)	Not applicable
(c)	Not applicable
(d)(1)	Investment Advisory Agreement with Wells Fargo Funds Management, LLC

                                                                                    Incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005; Schedule A, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009; Schedule A, incorporated by reference to Post-Effective Amendment No. 156, filed April 30, 2010.

(d)(2)	Amended and Restated Fee and Expense Agreement between Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Funds Management, LLC	Incorporated by reference to Post-Effective Amendment No. 136, filed April 30, 2009; Schedule A, incorporated by reference to Post-Effective Amendment No. 163, filed June 28, 2010.
(d)(3)	Investment Sub-Advisory Agreement with Schroder Investment Management North America Inc.	Incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.
(d)(4)	Investment Sub-Advisory Agreement with Wells Capital Management Incorporated	Incorporated by reference to Post-Effective Amendment No. 161, filed on June 21, 2010; Appendix A and Schedule A dated July 16, 2010 filed herewith.
(d)(5)	Investment Sub-Advisory Agreement with RCM Capital Management, LLC (formerly Dresdner RCM Global Investors, LLC)	Incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 119, filed March 1, 2008.
(d)(6)	Investment Sub-Advisory Agreement with Global Index Advisors, Inc.

                                                                                    Incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006. Appendix A incorporated by reference to Post-Effective Amendment No. 111, filed June 29, 2007. Appendix B, incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.

(d)(7)	Investment Sub-Advisory Agreement with LSV Asset Management	Incorporated by reference to Post-Effective Amendment No. 147, filed January 28, 2010; Appendix A and Appendix B, incorporated by reference to Post-Effective Amendment No. 156, filed April 30, 2010.
(d)(8)	Investment Sub-Advisory Agreement with Cooke & Bieler, L.P.	Incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 136, filed April 30, 2009.
(d)(9)	Investment Sub-Advisory Agreement with Matrix Asset Advisors, Inc.	Incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 119, filed March 1, 2008.
(d)(10)	Sub-Advisory Agreement with Phocas Financial Corporation	Incorporated by reference to Post-Effective Amendment No. 122, filed March 21, 2008.
(d)(11)	Sub-Advisory Agreement with Nelson Capital Management, LLC	Incorporated by reference to Post-Effective Amendment No. 131, filed October 1, 2008.
(d)(12)	Investment Sub-Advisory Contract with Cadence Capital Management	Incorporated by reference to Post-Effective Amendment No. 162, filed June 28, 2010.
(d)(13)	Sub-Advisory Agreement with First International Advisors, LLC	Incorporated by reference to Post-Effective Amendment No. 166, filed July 12, 2010.
(d)(14)	Sub-Advisory Agreement with Metropolitan West Capital Management, LLC	Incorporated by reference to Post-Effective Amendment No. 163, filed June 28, 2010. Appendix A and B, incorporated by reference to Post-Effective Amendment No. 169, filed July 16, 2010.
(d)(15)	Sub-Advisory Agreement with Golden Capital Management, LLC	Incorporated by reference to Post-Effective Amendment No. 169, filed July 16, 2010.
(d)(16)	Sub-Advisory Agreement with Crow Point Partners, LLC	Incorporated by reference to Post-Effective Amendment No. 169, filed July 16, 2010.
(e)	Distribution Agreement with Wells Fargo Funds Distributor, LLC	Incorporated by reference to Post-Effective Amendment No. 84, filed July 1, 2005; Schedule I, incorporated by reference to Post-Effective Amendment No. 156, filed April 30, 2010.
(f)	Not applicable
(g)(1)	Securities Lending Agency Agreement by and among Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust, Wells Fargo Funds Management, LLC and Wells Fargo Bank, N.A.	Incorporated by reference to Post-Effective Amendment No. 163, filed June 28, 2010.
(g)(2)	Master Custodian Agreement with State Street Bank and Trust Company	Incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009; Appendix A, incorporated by reference to Post-Effective Amendment No. 156, filed April 30, 2010.
(h)(1)	Administration Agreement with Wells Fargo Funds Management, LLC	Incorporated by reference to Post-Effective Amendment No. 65, filed August 15, 2003; Schedule A and Appendix A, incorporated by reference to Post-Effective Amendment No. 156, filed April 30, 2010.
(h)(2)	Transfer Agency and Service Agreement with Boston Financial Data Services, Inc.	Incorporated by reference to Post-Effective Amendment No. 92, filed May 1, 2006; Schedule A, incorporated by reference to Post-Effective Amendment No. 156, filed April 30, 2010.
(h)(3)	Shareholder Servicing Plan	Incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective Amendment No. 156, filed April 30, 2010.
(h)(4)	Administrative and Shareholder Servicing Agreement, Form of Agreement	Incorporated by reference to Post-Effective Amendment No. 111, filed June 29, 2007.
(i)	Legal Opinion	Filed herewith
(j)(A)	Consent of Independent Auditors	Not applicable
(j)(1)	Power of Attorney, Peter G. Gordon	Incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.
(j)(2)	Power of Attorney, Timothy J. Penny	Incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.
(j)(3)	Power of Attorney, Donald C. Willeke	Incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.
(j)(4)	Power of Attorney, Karla M. Rabusch	Incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.
(j)(5)	Power of Attorney, Olivia S. Mitchell	Incorporated by reference to Post-Effective Amendment No. 90, filed March 1, 2006.
(j)(6)	Power of Attorney, Judith M. Johnson	Incorporated by reference to Post-Effective Amendment No. 131, filed October 1, 2008.
(j)(7)	Power of Attorney, Isaiah Harris, Jr.	Incorporated by reference to Post-Effective Amendment No. 136, filed April 30, 2009.
(j)(8)	Power of Attorney, David F. Larcker	Incorporated by reference to Post-Effective Amendment No. 136, filed April 30, 2009.
(j)(9)	Power of Attorney, David Berardi	Incorporated by reference to Post-Effective Amendment No. 138, filed June 26, 2009.
(j)(10)	Power of Attorney, Jeremy DePalma, Jr.	Incorporated by reference to Post-Effective Amendment No. 138, filed June 26, 2009.
(j)(11)	Power of Attorney, Kasey Phillips	Incorporated by reference to Post-Effective Amendment No. 142, filed November 19, 2009.
(j)(12)	Power of Attorney, Michael S. Scofield	Incorporated by reference to Post-Effective Amendment No. 166, filed July 12, 2010.
(j)(13)	Power of Attorney, Leroy J. Keith, Jr.	Incorporated by reference to Post-Effective Amendment No. 166, filed July 12, 2010.
(k)	Not applicable
(l)	Not applicable
(m)	Distribution Plan

                                                                                    Incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005; Schedule I, incorporated by reference to Post-Effective Amendment No. 127, filed July 1, 2008; Appendix A, incorporated by reference to Post-Effective Amendment No. 156, filed April 30, 2010.

(n)	Rule 18f-3 Multi-Class Plan	Incorporated by reference to Post-Effective Amendment No. 163, filed June 28, 2010.
(o)	Not applicable
(p)(1)	Joint Code of Ethics for Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Variable Trust	Incorporated by reference to Post-Effective Amendment No. 156, filed April 30, 2010.
(p)(2)	Joint Code of Ethics for Wells Fargo Funds Management, LLC and Wells Fargo Funds Distributor, LLC	Incorporated by reference to Post-Effective Amendment No. 156, filed April 30, 2010.
(p)(3)	RCM Capital Management, LLC (formerly Dresdner RCM Global Investors, LLC) Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 163, filed June 28, 2010.
(p)(4)	Schroder Investment Management North America Inc. Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 119, filed March 1, 2008.
(p)(5)	Wells Capital Management Incorporated Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 127, filed July 1, 2008.
(p)(6)	LSV Asset Management Code of Ethics and Personal Trading Policy	Incorporated by reference to Post-Effective Amendment No. 138, filed June 26, 2009.
(p)(7)	Cooke & Bieler, L.P. Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 127, filed July 1, 2008.
(p)(8)	Artisan Partners Limited Partnership Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 163, filed June 28, 2010.
(p)(9)	Global Index Advisors, Inc. Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 111, filed June 29, 2007.
(p)(10)	Phocas Financial Corporation Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 138, filed June 26, 2009.
(p)(11)	Nelson Capital Management, LLC, Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 139, filed September 28, 2009.
(p)(12)	Cadence Capital Management Code of Ethics	To be filed by amendment.
(p)(13)	First International Advisors, LLC Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 163, filed June 28, 2010.
(p)(14)	Metropolitan West Capital Management, LLC Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 163, filed June 28, 2010.
(p)(15)	Golden Capital Management, LLC Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 163, filed June 28, 2010.
(p)(16)	Crow Point Partners, LLC Code of Ethics	Incorporated by reference to Post-Effective Amendment No. 163, filed June 28, 2010.

                                                                                    Item 29. Persons Controlled by or Under Common Control with Registrant.

                                                                                    Registrant believes that no person is controlled by or under common control with Registrant.

                                                                                    Item 30. Indemnification.

                                                                                    Article IX of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's Trustees, officers, employees, agents and holders of beneficial interests in the Trust. In addition, the Trustees are empowered under Article III, Section 1(t) of the Registrant's Declaration of Trust to obtain such insurance policies as they deem necessary.

                                                                                    Item 31. Business or Other Connections of Investment Advisor

                                                                                    (a) Effective March 1, 2001, Wells Fargo Funds Management, LLC ("Funds Management") assumed investment advisory responsibilities for each of the Funds. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, N.A. ("Wells Fargo Bank"). Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001.

                                                                                    To the knowledge of Registrant, none of the directors or officers of Funds Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that they also hold various positions with and engage in business for Wells Fargo Bank.

                                                                                    (b) Global Index Advisors, Inc. ("GIA"), serves as a sub-adviser to various Funds of Wells Fargo Funds Trust (the "Trust"). The descriptions of GIA in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of GIA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

                                                                                    (c) Wells Capital Management Incorporated ("Wells Capital Management"), a wholly owned subsidiary of Wells Fargo Bank, serves as sub-adviser to various Funds of the Trust. The descriptions of Wells Capital Management in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Wells Capital Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

                                                                                    (d) Schroder Investment Management North America Inc. ("Schroder"), serves as sub-adviser to the Small Cap Opportunities Fund of the Trust. The descriptions of Schroder in Parts A and B of the Registration Statement are incorporated by reference herein. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of Schroder which provides investment management services to international clients located principally in the United States. Schroder Ltd. and Schroder p.l.c. are located at 31 Gresham St., London ECZV 7QA, United Kingdom. To the knowledge of the Registrant, none of the directors or officers of Schroder is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

                                                                                    (e) RCM Capital Management, LLC, serves as sub-adviser for the Specialized Technology Fund and Specialized Health Sciences Fund of the Trust. The descriptions of RCM in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of RCM is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

                                                                                    (f) LSV Asset Management ("LSV") serves as co-sub-adviser for the International Equity Fund of the Trust. The descriptions of LSV in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of LSV is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

                                                                                    (g) Cooke & Bieler, L.P. ("Cooke & Bieler") serves as sub-adviser for the Wells Fargo C&B Mid Cap Value Fund and Wells Fargo C&B Tax-Managed Value Fund of the Trust and for the C&B Large Cap Value Portfolio of Master Trust in which the C&B Large Cap Value Fund invests. The descriptions of Cooke & Bieler in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Cooke & Bieler is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

                                                                                    (h) Artisan Partners Limited Partnership ("Artisan") serves as co-sub-adviser for the International Equity Fund of the Trust. The descriptions of Artisan in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Artisan is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

                                                                                    (i) Phocas Financial Corporation ("Phocas") serves as Sub-Adviser for the Large Company Value Fund of the Trust. The descriptions of Phocas in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Phocas is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

                                                                                    (j) Nelson Capital Management, LLC ("Nelson") serves as Sub-Adviser for the Social Sustainability Fund of the Trust. The descriptions of Nelson in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Nelson is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

                                                                                    (k) Cadence Capital Management ("Cadence") serves as sub-adviser to the Large Cap Appreciation Fund. The descriptions of Cadence in Parts A and B of this Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Cadence is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

                                                                                    (l) First International Advisors, LLC an indirect wholly-owned subsidiary of Wells Fargo & Company, serves as sub-adviser to the International Bond Fund. The descriptions of First International Advisors in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Peregrine is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

                                                                                    (m) Metropolitan West Capital Management, LLC ("MWCM") an indirect subsidiary of Wells Fargo & Company, serves as sub-adviser to the Intrinsic Value Fund and the Intrinsic World Equity Fund. The descriptions of MWCM in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of MWCM is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

                                                                                    (n) Golden Capital Management, LLC ("Golden") an indirect wholly-owned subsidiary of Wells Fargo & Company, serves as sub-adviser to the Small/Mid Cap Core Fund and the Large Cap Core Fund. The descriptions of Golden in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Golden is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

                                                                                    (o) Crow Point Partners, LLC ("Crow Point") serves as sub-adviser to the Utility and Telecommunications Fund. The descriptions of Crow Point in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Crow Point is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

                                                                                    Item 32. Principal Underwriter.

                                                                                    (a) Wells Fargo Funds Distributor, LLC, distributor for the Registrant, also acts as principal underwriter for Wells Fargo Variable Trust and Wells Fargo Funds Trust, and is the exclusive placement agent for Wells Fargo Master Trust, all of which are registered open-end management investment companies.

                                                                                    (b) The following table provides information for each director and officer of Wells Fargo Funds Distributor, LLC.

Name	Positions and Offices with Underwriter	Positions and Offices with Fund
Karla M. Rabusch Wells Fargo Funds Management, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Chairman of the Board	President
Cara Peck Wells Fargo Funds Distributor, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Director, President and Secretary	None
A. Erdem Cimen Wells Fargo Funds Management, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Director, Financial Operations Officer (FINOP)	None
Carol J. Lorts Wells Fargo Funds Distributor, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Chief Compliance Officer	Assistant Secretary
Samuel H. Hom Wells Fargo Funds Distributor, LLC 525 Market Street, 12th Floor San Francisco, CA 94105	Anti-Money Laundering Compliance Officer	Anti-Money Laundering Compliance Officer
Randy Henze Wells Fargo Funds Management, LLC 100 Heritage Reserve Menomonee Falls, WI 53051	Director	None

                                                                                    (c) Not applicable.

                                                                                    Item 33. Location of Accounts and Records.

                                                                                    (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Wells Fargo Funds Management, LLC, 525 Market Street, 12th Floor, San Francisco, CA 94105.

                                                                                    (b) Wells Fargo Funds Management, LLC maintains all Records relating to its services as investment adviser and administrator at 525 Market Street, 12th Floor, San Francisco, CA 94105.

                                                                                    (c) Boston Financial Data Services, Inc. maintains all Records relating to its services as transfer agent at Two Heritage Drive, Quincy, Massachusetts 02171.

                                                                                    (d) Global Index Advisors, Inc. maintains all Records relating to their services as sub-adviser at 29 North Park Square NE, Suite 201, Marietta, GA 30060.

                                                                                    (e) Wells Fargo Funds Distributor, LLC maintains all Records relating to its services as distributor at 525 Market Street, 12th Floor, San Francisco, CA 94105.

                                                                                    (f) Wells Fargo Bank, N.A. (formerly Wells Fargo Bank Minnesota, N.A.) maintains all Records relating to its services as custodian at 6th & Marquette, Minneapolis, MN 55479-0040.

                                                                                    (g) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-adviser at 525 Market Street, 10th Floor, San Francisco, CA 94105.

                                                                                    (h) Schroder Investment Management North America Inc. maintains all Records relating to its services as investment sub-adviser at 875 Third Avenue, 22nd Floor, New York, New York 10022.

                                                                                    (i) RCM Capital Management, LLC maintains all Records relating to its services as investment sub-adviser at Four Embarcadero Center, San Francisco, California 94111.

                                                                                    (j) LSV Asset Management maintains all Records relating to its services as investment sub-adviser at One North Wacker Drive, Suite 4000, Chicago, Illinois 60606.

                                                                                    (k) Cooke & Bieler, L.P. maintains all Records relating to its services as investment sub-adviser at 1700 Market Street, Philadelphia, PA 19103.

                                                                                    (l) Artisan Partners Limited Partnership maintains all Records relating to its services as investment sub-adviser at 875 East Wisconsin Avenue, Suite 800, Milwaukee, WI 53202.

                                                                                    (m) Phocas Financial Corporation maintains all Records relating to its services as investment sub-adviser at 980 Atlantic Avenue, suite 106, Alameda, California 94501.

                                                                                    (n) Nelson Capital Management, LLC maintains all Records relating to its services as investment sub-adviser at 1860 Embarcadero Road, Suite 140, Palo Alto California 94303.

                                                                                    (o) Cadence Capital Management maintains all Records relating to its services as investment sub-adviser at 265 Franklin Street, Boston, MA 02110.

                                                                                    (p) First International Advisors, LLC maintains all Records relating to its services as investment sub-adviser at One Plantation Place, 30 Fenchurch, London, England, EC3M 3BD

                                                                                    (q) Metropolitan West Capital Management, LLC maintains all Records relating to its services as investment sub-adviser at 610 Newport Center Drive, Suite 1000, Newport Beach, CA 92660.

                                                                                    (r) Golden Capital Management, LLC maintains all Records relating to its services as investment sub-adviser at 5 Resource Square, Suite 150, 10715 David Taylor Drive, Charlotte, North Carolina 28262.

                                                                                    (s) Crow Point Partners, LLC maintains all Records relating to its services as investment sub-adviser at 10 The New Driftway, Scituate, Massachusetts 02066.

                                                                                    (t) State Street Bank and Trust Company maintains all Records relating to its services as custodian and fund accountant at 2 Avenue de Lafayette, Boston, Massachusetts 02111.

                                                                                    Item 34. Management Services.

                                                                                    Other than as set forth under the captions "Organization and Management of the Funds" in the Prospectuses constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

                                                                                    Item 35. Undertakings.

                                                                                    Not applicable.

                                                                                    SIGNATURES

                                                                                    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 30th day of July, 2010.

                                                                                    WELLS FARGO FUNDS TRUST

                                                                                    By: /s/ Carol J. Lorts
                                                                                    --------------------
                                                                                    Carol J. Lorts
                                                                                    Assistant Secretary

                                                                                    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 171 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

/s/ Peter G. Gordon Peter G. Gordon* Trustee	/s/ Isaiah Harris, Jr. Isaiah Harris, Jr.* Trustee	/s/ Judith M. Johnson Judith M. Johnson* Trustee
/s/ David F. Larcker David F. Larcker* Trustee	/s/ Olivia S. Mitchell Olivia S. Mitchell* Trustee	/s/ Timothy J. Penny Timothy J. Penny* Trustee
/s/ Donald C. Willeke Donald C. Willeke* Trustee	/s/ Michael S. Scofield Michael S. Scofield* Trustee	/s/ Leroy J. Keith, Jr. Leroy J. Keith, Jr.* Trustee
/s/ Karla M. Rabusch Karla M. Rabusch* President (Principal Executive Officer)	/s/ Kasey Phillips Kasey Phillips* Treasurer (Principal Financial Officer)

                                                                                    *By: /s/ Carol J. Lorts
                                                                                    Carol J. Lorts
                                                                                    As Attorney-in-Fact
                                                                                    July 30, 2010

Exhibit No.	Exhibits
(d)(4)	Appendix A and Schedule A to Investment Sub-Advisory Agreement with Wells Capital Management Incorporated
(i)	Legal Opinion